UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-4852

Victory Portfolios
(Exact name of registrant as specified in charter)

3435 Stelzer Rd. Columbus, OH			43219
(Address of principal executive offices)			(Zip code)

Citi Fund Services, 3435 Stelzer Rd. Columbus, OH 43219
(Name and address of agent for service)

Registrant’s telephone number, including area code:		614-470-8000

Date of fiscal year end:	10/31/09

Date of reporting period:	04/30/09

Item 1. Reports to Stockholders.

April 30, 2009

Semi Annual Report

Institutional Money Market Fund

Federal Money Market Fund

VictoryConnect.com

News, Information And Education 24 Hours A Day, 7 Days A Week

The Victory Funds site gives fund shareholders, prospective shareholders, and investment professionals a convenient way to access fund information, get guidance, and track fund performance anywhere they can access the Internet. The site includes:

•  Detailed performance records

•  Daily share prices

•  The latest fund news

•  Investment resources to help you become a better investor

•  A section dedicated to investment professionals

Whether you're a potential investor searching for the fund that matches your investment philosophy, a seasoned investor interested in planning tools, or an investment professional, VictoryConnect.com has what you're looking for. Visit us anytime. We're always open.

Shareholder Letter	3

Financial Statements

Schedules of Portfolio Investments	5

Statements of Assets and Liabilities	11

Statements of Operations	12

Statements of Changes in Net Assets	13

Financial Highlights	15

Notes to Financial Statements	19

Supplemental Information

Trustee and Officer Information	27

Proxy Voting and Form N-Q Information	30

Expense Examples	31

Portfolio Holdings	32

Advisory Contract Renewal	33

The Funds are distributed by Victory Capital Advisers Inc., which is affiliated with KeyCorp and its subsidiaries. Victory Capital Management Inc., a member of the Key financial network, is the investment adviser to the Funds and receives a fee from the Funds for performing services for the Funds.

This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus of the Institutional Money Market Fund and Federal Money Market Fund.

The information in this semi-annual report is based on data obtained from recognized services and sources and is believed to be reliable. Any opinions, projections or recommendations in this report are subject to change without notice and are not intended as individual investment advice. Furthermore, Victory Capital Management Inc. and its affiliates, as agents for their clients, and any of its officers or employees may have a beneficial interest or position in any of the securities mentioned, which may be contrary to any opinion or projection expressed in this report. Past investment performance of markets or securities mention herein should not be considered to be indicative of future results.

An investment in the Funds is not insured or guaranteed by the FDIC or any other government agency. Although the Funds seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Funds.

NOT FDIC INSURED

Shares of the Victory Funds are not insured by the FDIC,
are not deposits or other obligations of, or guaranteed by, KeyCorp, Victory Capital Management Inc., or their affiliates, and are subject to investment risks, including possible loss of the principal amount invested.

The Victory Portfolios

Call Victory at:

800-539-FUND (800-539-3863)

Visit our web site at:

www.VictoryConnect.com

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2

Letter to Our Shareholders

"Nowhere to hide" was the theme for 2008. The S&P 500 suffered its worst calendar year since 1931. Volatility reached extreme levels not seen in decades. Despite aggressive monetary and fiscal stimulus, which prompted a number of short-term trading rallies, the overriding path was downward.

In the first quarter of 2009, the market continued its overall decline, but rallied sharply towards the end of the quarter to finish in strong fashion. While the economic backdrop remains challenging, indicators are becoming "less bad" and further government/Federal Reserve intervention has provided a lift to the equity market from oversold levels.

The Federal Reserve, in tandem with the U.S. Government, is using all of its tools in an attempt to stabilize financial markets. While specific details are still being determined, recent announcements of the Term Asset-backed Loan Facility (TALF) and the Public Private Investment Plan (PPIP) programs are gaining more support than previous endeavors. Encouragingly, these efforts are taking place simultaneously in different forms on a global scale. This globally coordinated effort to stabilize financial markets and stimulate economic activity could provide support and eventually work as a catalyst for future growth.

While there are still major headwinds, the market is coming off of its worst period in decades, and as a leading indicator of future activity, has priced-in much of the bad news with several technical indicators also pointing towards a recovery. We at Victory remain constructive on the longer term outlook, albeit cognizant of the short-term risks, and continue to hold to our three-tiered strategic plan for investment management:

1.  Consistent Performance and Investment Quality
Dedicated strategy teams maintain complete investment autonomy and consistently apply transparent, repeatable processes. Reliance on fundamental research ensures high-conviction portfolios, and state-of-the-art risk management tools are employed to ensure ongoing risk monitoring. Finally, value-added trading provides effective execution of investment decisions.

2.  Client Service Excellence
Our approach is simple: communication is complete, honest, and straightforward — our goal is no surprises.

3.  Empowerment, Ownership, and Accountability
Victory has an organizational structure that fosters an environment in which investment professionals thrive, and our compensation plan is built to attract and retain industry-leading talent. Our senior management team is committed to delivering high quality investment products and services.

We appreciate your confidence in the Victory Funds. We continue to closely monitor the possibility of increased regulatory reform wrought by these

3

tumultuous times, and will strive to embrace the programs and adopt the procedures necessary to safeguard our shareholders. If you have questions or would like further information, please feel free to contact us at 1-800-539-3863, or via our Website at www.VictoryConnect.com.

Mike Policarpo

President
The Victory Portfolios

4

The Victory Portfolios  Schedule of Portfolio Investments
Institutional Money Market Fund  April 30, 2009

(Amounts in Thousands)  (Unaudited)

Security Description	Principal Amount	Value*
Certificates of Deposit (6.0%)
Barclays Bank PLC NY, 2.01% (a), 1/11/10	$70,000	$70,000
Harris N.A., 0.88% (a), 5/29/09	15,000	15,000
Marshall & Ilsley Bank, 1.42% (a), 7/9/09	20,000	20,000
Wachovia Bank N.A., 1.55% (a), 5/26/09	14,000	13,985
Total Certificates of Deposit (Amortized Cost $118,846)		118,985
Commercial Paper (20.0%)
Bank of America Corp.
0.30% (b), 6/25/09	60,000	59,972
0.25% (b), 7/27/09	20,000	19,988
BNP Paribas Finance, Inc., 0.56% (b), 6/23/09	14,000	13,989
Chevron Funding Corp., 0.43% (b), 5/27/09	20,000	19,994
Credit Suisse First Boston USA, Inc., 1.36% (b), 7/9/09	70,000	69,819
Deere & Co., 0.51% (b), 5/6/09 (c)	5,000	5,000
Deutsche Bank Financial LLC, 0.66% (b), 5/7/09	15,000	14,998
Dexia Delaware LLC, 0.47% (b), 5/1/09	19,000	19,000
Eli Lilly & Co., 0.76% (b), 10/2/09 (c)	39,000	38,875
GE Capital Corp., 0.60% (b), 7/6/09	50,000	49,945
Honeywell International, Inc., 0.66% (b), 10/27/09 (c)	12,000	11,961
Johnson & Johnson, 0.49% (b), 9/18/09 (c)	6,000	5,989
Northwestern University
0.66% (b), 5/4/09	5,000	5,000
0.41% (b), 7/1/09	15,000	14,990
Paccar Financial Corp., 0.50% (b), 5/7/09	6,000	5,999
Praxair, Inc., 0.51% (b), 5/8/09	10,000	9,999
Societe Generale, 0.56% (b), 6/12/09	13,000	12,992
Total Capital Canada Ltd., 0.62% (b), 6/17/09 (c)	17,000	16,986
Total Commercial Paper (Amortized Cost $395,496)		395,496
Corporate Bonds (20.4%)
Bank of America N.A., 1.40% (a), 12/3/09 (c)	15,000	15,000
BellSouth Corp., 4.95%, 4/26/10 (c)	11,000	11,263
Citigroup Funding, Inc., Series D, 0.24% (a), 5/18/09, MTN	16,445	16,426
Countrywide Home Loans, Series K, 5.63%, 7/15/09, MTN	6,680	6,701
Credit Suisse First Boston USA, Inc.
4.70%, 6/1/09	6,000	6,012
Series 2, 0.42% (a), 11/20/09	17,000	16,574
Goldman Sachs Promissory Note, 1.38% (a), 6/23/09 (c)	80,000	80,000
Gryphon Funding Ltd. (d)(e)(f)(g)	11,482	6,200
IBM International Group Capital LLC, 1.47% (a), 3/26/10 (c)	11,000	11,000
Merrill Lynch & Co., Series C, 3.05% (a), 5/20/09, MTN	7,220	7,214
MetLife Global Funding I, 1.40% (a), 5/11/09 (c)	20,000	20,000
Morgan Stanley
Series F
1.22% (a), 1/15/10, MTN	14,100	13,781
1.41% (a), 1/15/10	12,500	11,972
4.00%, 1/15/10	6,687	6,640

See notes to financial statements.

5

The Victory Portfolios  Schedule of Portfolio Investments — continued
Institutional Money Market Fund  April 30, 2009

(Amounts in Thousands)  (Unaudited)

Security Description	Principal Amount	Value*
National Rural Utilities Cooperative Finance Corp., 1.22% (a), 10/9/09, MTN	$10,000	$9,982
Royal Bank of Scotland PLC, 2.05% (a), 1/12/10 (c)	70,000	70,000
SIV Portfolio (formerly Cheyne Finance LLC), 11/5/07 (e)(f)(g)(h)	5,821	—
Toyota Motor Credit Corp., Series B, 0.56% (a), 5/11/09, MTN	8,000	8,000
UBS AG Stamford, CT, 1.86% (a), 1/13/10, MTN	65,000	65,000
Wachovia Mortgage FSB, 4.13%, 12/15/09	8,100	7,935
Wal-Mart Stores, Inc., 5.75% (a), 6/1/09	15,000	15,038
Total Corporate Bonds (Amortized Cost $409,173)		404,738
Municipal Bonds (11.2%)
California State Department of Water Resources Supply Revenue
Series C-5, 0.70% (a), 5/1/22, LOC Dexia Credit Local	14,000	14,000
Series C-1, 1.00% (a), 5/1/22, LOC Dexia Credit Local	20,575	20,575
California Statewide Communities Development Authority Revenue, Redlands Community Hospital, Series B, 0.35% (a), 4/1/29, LOC JPMorgan Chase Bank	17,000	17,000
District of Columbia, Series D, 1.50% (a), 6/1/31, LOC Dexia Credit Local	24,900	24,900
Hudson County New Jersey, BAN, GO, 4.05%, 9/9/09	10,000	10,010
LoanStar Assets Partners LP Student Loan Revenue, Series A
3.00% (a), 2/1/40, LOC State Street B&T Co.	35,000	35,000
3.00% (a), 2/1/41, LOC State Street B&T Co.	38,000	38,000
Rhode Island Student Loan Authority Revenue
Series C-3, 1.20% (a), 7/1/48, LOC Dexia Credit Local	9,900	9,900
Series C-2, 2.00% (a), 7/1/48, LOC Dexia Credit Local, AMT	25,200	25,200
San Jose Financing Authority Revenue, Series F, 0.90% (a), 6/1/34, LOC Bank of America N.A.	10,245	10,245
Tulalip Tribes of the Tulalip Reservation Revenue, 0.40% (a), 6/1/19, LOC Wells Fargo Bank N.A.	18,000	18,000
Total Municipal Bonds (Amortized Cost $222,830)		222,830
Repurchase Agreements (27.8%)
Deutsche Bank Securities, Inc., 0.17%, 5/1/09 (Date of agreement 4/30/09, Proceeds at maturity $250,001, collateralized by U.S. Government Securities, 4.75%-7.00%, 2/1/24-1/1/39, market value $255,000)	250,000	250,000
RBS Securities, Inc., 0.17%, 5/1/09 (Date of agreement 4/30/09, Proceeds at maturity $250,001, collateralized by U.S. Government Securities, 1.88%, 4/30/14, market value $255,001)	250,000	250,000
UBS Warburg LLC, 0.15%, 5/1/09 (Date of agreement 4/30/09, Proceeds at maturity $50,900, collateralized by U.S. Government Securities, 5.50%-6.50%, 4/1/36-10/1/38, market value $51,921)	50,900	50,900
Total Repurchase Agreements (Amortized Cost $550,900)		550,900
U.S. Government Agency Securities (10.8%)
Federal Home Loan Bank, Series 1
1.09% (a), 8/5/09	15,000	15,001
2.65%, 7/2/09	10,000	10,000

See notes to financial statements.

6

The Victory Portfolios  Schedule of Portfolio Investments — continued
Institutional Money Market Fund  April 30, 2009

(Amounts in Thousands)  (Unaudited)

Security Description	Principal Amount	Value*
Federal Home Loan Mortgage Corp.
1.25%, 3/9/10, Callable 5/12/09 @ 100, MTN	$30,000	$30,000
1.25%, 3/12/10, Callable 5/18/09 @ 100, MTN	40,000	39,992
Federal National Mortgage Assoc.
0.40% (a), 9/3/09	100,000	100,000
1.03% (a), 7/13/10	20,000	19,991
Total U.S. Government Agency Securities (Amortized Cost $214,984)		214,984
U.S. Treasury Obligations (2.3%)
U.S. Treasury Bills
0.31% (b), 11/19/09	15,000	14,974
0.59% (b), 4/8/10	30,268	30,098
Total U.S. Treasury Obligations (Amortized Cost $45,072)		45,072
Other (0.0%)
Irrevocable Letter of Credit with KeyCorp, an affiliate of the Adviser, expires November 6, 2009 (See Note 6 in Notes to Financial Statements)	—	—
Total Other (Amortized Cost $—)		—
Total Investments (Amortized Cost $1,957,301) — 98.5%		1,953,005
Other assets in excess of liabilities — 1.5%		30,010
NET ASSETS — 100.0%		$1,983,015

*  Value represents amortized cost except for security noted with footnote (e).

(a)  Variable or Floating Rate Security. Rate disclosed is as of 4/30/09.

(b)  Rate represents the effective yield at purchase.

(c)  Rule 144A security or other security which is restricted as to resale to institutional investors. The Fund's Adviser has deemed this security to be liquid based upon procedures approved by the Board of Trustees.

(d)  Non-income producing security.

(e)  Rule 144A security or other security which is restricted as to resale to institutional investors. The Fund's Adviser has deemed this security to be illiquid based upon procedures approved by the Board of Trustees.

Security	Acquisition Date	Acquisition Cost	Principal Amount	Fair Value	Percent of Net Assets
Gryphon Funding Ltd.	7/17/08	$4,676	$11,482	$6,200	0.3%
SIV Portfolio (formerly Cheyne Finance LLC), 11/5/07	10/24/06	5,817	5,821	—	—

(f)  Supported by an Irrevocable Letter of Credit with KeyCorp, an affiliate of the Adviser, as discussed more fully in Note 6 to the Notes to Financial Statements. Security is fair valued in accordance with procedures approved by the Board of Trustees and represents 0.3% of net assets as of 4/30/09.

(g)  Security is issued by a structured investment vehicle.

(h)  Security is in default.

See notes to financial statements.

7

The Victory Portfolios  Schedule of Portfolio Investments — continued
Institutional Money Market Fund  April 30, 2009

(Amounts in Thousands)  (Unaudited)

AMT — Subject to alternative minimum tax

BAN — Bond Anticipation Note

GO — General Obligation

LLC — Limited Liability Co.

LOC — Letter of Credit

LP — Limited Partnership

MTN — Medium Term Note

PLC — Public Liability Co.

See notes to financial statements.

8

The Victory Portfolios  Schedule of Portfolio Investments
Federal Money Market Fund  April 30, 2009

(Amounts in Thousands)  (Unaudited)

Security Description	Principal Amount	Value
Commercial Paper (8.2%)
Bank of America Corp., 0.30% (a), 6/25/09	$63,000	$62,971
GE Capital Corp., 0.50% (a), 7/6/09	50,000	49,950
Total Commercial Paper (Amortized Cost $112,921)		112,921
Corporate Bonds (6.5%)
Goldman Sachs Promissory Note, 1.50%, 6/23/09	90,000	90,000
Total Corporate Bonds (Amortized Cost $90,000)		90,000
U.S. Government Agency Securities (37.9%)
Federal Farm Credit Bank
0.64% (b), 2/17/10	25,000	25,000
0.89% (b), 3/17/10	50,000	50,000
Federal Home Loan Bank
Series 1
1.04% (b), 5/26/09	75,000	75,000
2.65%, 7/2/09	20,000	20,000
1.24% (b), 11/20/09	40,000	40,000
0.92% (a), 1/19/10	10,050	9,984
Series 3
0.69% (b), 8/4/10	175,000	175,000
Federal Home Loan Mortgage Corp.
0.85% (a), 12/21/09	25,000	24,865
1.05%, 2/4/10, Callable 5/4/09 @ 100	50,000	50,000
1.10%, 2/26/10, Callable 5/4/09 @ 100	36,550	36,550
1.25%, 3/9/10, Callable 5/12/09 @ 100, MTN	15,000	15,000
Total U.S. Government Agency Securities (Amortized Cost $521,399)		521,399
U.S. Treasury Obligations (8.7%)
U.S. Treasury Bills
1.34% (a), 7/2/09	74,400	74,229
0.31% (a), 11/19/09	35,000	34,939
0.59% (a), 4/8/10	10,000	9,944
Total U.S. Treasury Obligations (Amortized Cost $119,112)		119,112
Repurchase Agreements (38.6%)
Deutsche Bank Securities, Inc., 0.17%, 5/1/09 (Date of agreement 4/30/09, Proceeds at maturity $225,001, collateralized by U.S. Government Securities, 3.86%-7.00%, 7/1/20-11/1/46, market value $229,500)	225,000	225,000
RBS Securities, Inc., 0.17%, 5/1/09 (Date of agreement 4/30/09, Proceeds at maturity $225,001, collateralized by U.S. Government Securities, 1.88%, 4/30/14, market value $229,502)	225,000	225,000

See notes to financial statements.

9

The Victory Portfolios  Schedule of Portfolio Investments — continued
Federal Money Market Fund  April 30, 2009

(Amounts in Thousands)  (Unaudited)

Security Description	Principal Amount	Value
UBS Warburg LLC, 0.15%, 5/1/09 (Date of agreement 4/30/09, Proceeds at maturity $80,000, collateralized by U.S. Government Securities, 6.00%-7.00%, 10/1/22-1/1/48, market value $81,601)	$80,000	$80,000
Total Repurchase Agreements (Amortized Cost $530,000)		530,000
Total Investments (Amortized Cost $1,373,432) (c) — 99.9%		1,373,432
Other assets in excess of liabilities — 0.1%		1,423
NET ASSETS — 100.0%		$1,374,855

(a)  Rate represents the effective yield at purchase.

(b)  Variable or Floating Rate Security. Rate disclosed is as of 4/30/09.

(c)  Represents cost for financial reporting and federal income tax purposes.

LLC — Limited Liability Co.

MTN — Medium Term Note

See notes to financial statements.

10

Statements of Assets and Liabilities

The Victory Portfolios   April 30, 2009

(Amounts in Thousands, Except Per Share Amounts)  (Unaudited)

	Institutional Money Market Fund	Federal Money Market Fund
ASSETS:
Investments, at amortized cost (a)	$1,402,105	$843,432
Repurchase agreements, at value (b)	550,900	530,000
Total Investments	1,953,005	1,373,432
Cash	868	255
Interest receivable	3,363	1,636
Receivable for investments sold	27,000	—
Receivable from Adviser	—	1
Prepaid expenses	363	346
Total Assets	1,984,599	1,375,670
LIABILITIES:
Distributions payable	806	73
Payable for capital shares redeemed	—	51
Accrued expenses and other payables:
Investment advisory fees	309	265
Administration fees	149	106
Custodian fees	22	15
Transfer agent fees	39	24
Trustee fees	2	3
Shareholder servicing fees	37	62
Other accrued expenses	220	216
Total Liabilities	1,584	815
NET ASSETS:
Capital	1,982,334	1,374,951
Undistributed (distributions in excess of) net investment income	625	(57)
Accumulated net realized gains (losses) from investment transactions	787	(39)
Net unrealized depreciation on investments	(731)	—
Net Assets	$1,983,015	$1,374,855
Net Assets
Investor Shares	$1,832,203	$1,095,108
Select Shares	150,812	279,747
Total	$1,983,015	$1,374,855
Shares (unlimited number of shares authorized with a par value of $0.001 per share):
Investor Shares	1,831,884	1,095,186
Select Shares	150,586	279,763
Total	1,982,470	1,374,949
Net asset value, offering and redemption price per share:
Investor Shares	$1.00	$1.00
Select Shares	$1.00	$1.00

(a)  Represents value for Institutional Money Market Fund. Amortized cost is $1,406,401.

(b) Value is equal to amortized cost.

See notes to financial statements.

11

Statements of Operations

The Victory Portfolios  For the Six Months Ended April 30, 2009

(Amounts in Thousands)  (Unaudited)

	Institutional Money Market Fund	Federal Money Market Fund
Investment Income:
Interest income	$13,891	$6,493
Total Income	13,891	6,493
Expenses:
Investment advisory fees	1,842	2,072
Administration fees	914	817
Shareholder servicing fees - Select Shares	222	574
Custodian fees	125	113
Transfer agent fees	173	155
Transfer agent fees — Investor Shares	63	46
Transfer agent fees — Select Shares	6	20
Trustees' fees	95	91
Treasury Guarantee Program	430	410
Legal and audit fees	133	128
Other expenses	172	172
Total Expenses	4,175	4,598
Expenses waived/reimbursed by Adviser	—	(138)
Net Expenses	4,175	4,460
Net Investment Income	9,716	2,033
Realized/Unrealized Losses from Investment Transactions
Net realized losses from investment transactions	(88)	(39)
Unrealized depreciation on investments	(731)	—
Net realized/unrealized losses from investments	(819)	(39)
Net increase from payments by an affiliate for losses due to decline in the value of portfolio securities	589	—
Change in net assets resulting from operations	$9,486	$1,994

See notes to financial statements.

12

The Victory Portfolios   Statements of Changes in Net Assets

(Amounts in Thousands)

	Institutional Money Market Fund		Federal Money Market Fund
	Six Months Ended April 30, 2009	Year Ended October 31, 2008	Six Months Ended April 30, 2009	Year Ended October 31, 2008
	(Unaudited)		(Unaudited)
From Investment Activities:
Operations:
Net investment income	$9,716	$51,194	$2,033	$47,034
Net realized gains (losses) from investment transactions	(88)	287	(39)	240
Unrealized depreciation on investments	(731)	(3,565)	—	—
Net increase from payments by an affiliate for losses due to decline in the value of portfolio securities	589	4,246	—	—
Change in net assets resulting from operations	9,486	52,162	1,994	47,274
Distributions to shareholders:
From net investment income:
Investor Shares	(9,033)	(45,598)	(1,828)	(34,496)
Select Shares	(701)	(5,587)	(223)	(12,532)
From net realized gains:
Investor Shares	—	—	(168)	—
Select Shares	—	—	(66)	—
Change in net assets resulting from distributions to shareholders	(9,734)	(51,185)	(2,285)	(47,028)
Change in net assets from capital transactions	112,606	46,259	(545,970)	67,380
Change in net assets	112,358	47,236	(546,261)	67,626
Net Assets:
Beginning of period	1,870,657	1,823,421	1,921,116	1,853,490
End of period	$1,983,015	$1,870,657	$1,374,855	$1,921,116
Undistributed (distributions in excess of) net investment income	$625	$643	$(57)	$(39)

See notes to financial statements.

13

The Victory Portfolios   Statements of Changes in Net Assets — continued

(Amounts in Thousands)

	Institutional Money Market Fund		Federal Money Market Fund
	Six Months Ended April 30, 2009	Year Ended October 31, 2008	Six Months Ended April 30, 2009	Year Ended October 31, 2008
	(Unaudited)		(Unaudited)
Capital Transactions:
Investor Shares
Proceeds from shares issued	$5,096,656	$8,280,284	$2,113,365	$10,879,441
Dividends reinvested	2,280	10,305	1,484	28,990
Cost of shares redeemed	(5,010,209)	(8,184,510)	(2,370,208)	(10,914,204)
Total Investor Shares	$88,727	$106,079	$(255,359)	$(5,773)
Select Shares
Proceeds from shares issued	1,789,485	3,822,870	604,213	1,718,645
Dividends reinvested	589	4,655	277	11,878
Cost of shares redeemed	(1,766,195)	(3,887,345)	(895,101)	(1,657,370)
Total Select Shares	$23,879	$(59,820)	$(290,611)	$73,153
Change in net assets from capital transactions	$112,606	$46,259	$(545,970)	$67,380
Share Transactions:
Investor Shares
Issued	5,096,656	8,280,284	2,113,365	10,879,441
Reinvested	2,280	10,305	1,484	28,990
Redeemed	(5,010,209)	(8,184,510)	(2,370,208)	(10,914,204)
Total Investor Shares	88,727	106,079	(255,359)	(5,773)
Select Shares
Issued	1,789,485	3,822,870	604,213	1,718,645
Reinvested	589	4,655	277	11,878
Redeemed	(1,766,195)	(3,887,345)	(895,101)	(1,657,370)
Total Select Shares	23,879	(59,820)	(290,611)	73,153
Change in shares	112,606	46,259	(545,970)	67,380

See notes to financial statements.

14

The Victory Portfolios  Financial Highlights

For a Share Outstanding Throughout Each Period

	Institutional Money Market Fund
	Investor Shares
	Six Months Ended April 30, 2009	Year Ended October 31, 2008	Year Ended October 31, 2007		Year Ended October 31, 2006	Year Ended October 31, 2005	Year Ended October 31, 2004
	(Unaudited)
Net Asset Value, Beginning of Period	$1.000	$1.000	$1.000		$1.000	$1.000	$1.000
Investment Activities:
Net investment income	0.005	0.028	0.051		0.044	0.026	0.009
Net realized and unrealized gains (losses) on investments	— (a)	— (a)	—	(a)	—	— (a)	—
Total from Investment Activities	0.005	0.028	0.051		0.044	0.026	0.009
Distributions:
Net investment income	(0.005)	(0.028)	(0.051)		(0.044)	(0.026)	(0.009)
Total Distributions	(0.005)	(0.028)	(0.051)		(0.044)	(0.026)	(0.009)
Net Asset Value, End of Period	$1.000	$1.000	$1.000		$1.000	$1.000	$1.000
Total Return (b)	0.52%	2.84%	5.18	%(c)	4.54%	2.58%	0.95%
Ratios/Supplemental Data:
Net assets at end of period (000)	$1,832,203	$1,743,738	$1,636,897		$1,352,595	$1,247,290	$1,368,821
Ratio of expenses to average net assets (d)	0.41%	0.36%	0.37%		0.38%	0.37%	0.35%
Ratio of net investment income to average net assets (d)	1.04%	2.80%	4.97%		4.45%	2.53%	0.95%
Ratio of expenses to average net assets (d) (e)	0.41%	0.36%	0.37%		0.38%	0.41%	0.39%
Ratio of net investment income to average net assets (d) (e)	1.04%	2.80%	4.97%		4.45%	2.49%	0.91%

(a)  Rounds to less than $0.001 per share.

(b)  Not annualized for periods less than one year.

(c)  During the year ended October 31, 2007, Victory Capital Management ("VCM") paid the Fund monies pursuant to an agreement reached among the Fund, BISYS (effective August 1, 2007, BISYS' parent company, BISYS Group Inc., was acquired by Citibank N.A.) and VCM relating to certain expenditures that, among other things, supported distribution of Fund shares. Had this payment not been made, the total return would have been 0.07% lower.

(d)  Annualized for periods less than one year.

(e)  During the period, certain fees were reduced and/or reimbursed. If such fee reductions and/or reimbursements had not occurred, the ratios would have been as indicated.

See notes to financial statements.

15

The Victory Portfolios  Financial Highlights — continued

For a Share Outstanding Throughout Each Period

	Institutional Money Market Fund
	Select Shares
	Six Months Ended April 30, 2009	Year Ended October 31, 2008	Year Ended October 31, 2007		Year Ended October 31, 2006	Year Ended October 31, 2005	Year Ended October 31, 2004
	(Unaudited)
Net Asset Value, Beginning of Period	$1.000	$1.000	$1.000		$1.000	$1.000	$1.000
Investment Activities:
Net investment income	0.004	0.025	0.048		0.042	0.023	0.007
Net realized and unrealized gains (losses) on investments	— (a)	— (a)	—	(a)	—	— (a)	—
Total from Investment Activities	0.004	0.025	0.048		0.042	0.023	0.007
Distributions:
Net investment income	(0.004)	(0.025)	(0.048)		(0.042)	(0.023)	(0.007)
Total Distributions	(0.004)	(0.025)	(0.048)		(0.042)	(0.023)	(0.007)
Net Asset Value, End of Period	$1.000	$1.000	$1.000		$1.000	$1.000	$1.000
Total Return (b)	0.40%	2.57%	4.91	%(c)	4.28%	2.32%	0.69%
Ratios/Supplemental Data:
Net assets at end of period (000)	$150,812	$126,919	$186,524		$157,785	$146,105	$132,775
Ratio of expenses to average net assets (d)	0.67%	0.61%	0.62%		0.63%	0.62%	0.60%
Ratio of net investment income to average net assets (d)	0.78%	2.61%	4.70%		4.24%	2.29%	0.65%
Ratio of expenses to average net assets (d) (e)	0.67%	0.61%	0.62%		0.63%	0.66%	0.64%
Ratio of net investment income to average net assets (d) (e)	0.78%	2.61%	4.70%		4.24%	2.25%	0.61%

(a)  Rounds to less than $0.001 per share.

(b)  Not annualized for periods less than one year.

(c)  During the year ended October 31, 2007, Victory Capital Management ("VCM") paid the Fund monies pursuant to an agreement reached among the Fund, BISYS (effective August 1, 2007, BISYS' parent company, BISYS Group Inc., was acquired by Citibank N.A.) and VCM relating to certain expenditures that, among other things, supported distribution of Fund shares. Had this payment not been made, the total return would have been 0.07% lower.

(d)  Annualized for periods less than one year.

(e)  During the period, certain fees were reduced and/or reimbursed. If such fee reductions and/or reimbursements had not occurred, the ratios would have been as indicated.

See notes to financial statements.

16

The Victory Portfolios  Financial Highlights — continued

For a Share Outstanding Throughout Each Period

	Federal Money Market Fund
	Investor Shares
	Six Months Ended April 30, 2009	Year Endetd October 31, 2008	Year Ended October 31, 2007		Year Ended October 31, 2006	Year Ended October 31, 2005	Year Ended October 31, 2004
	(Unaudited)
Net Asset Value, Beginning of Period	$1.000	$1.000	$1.000		$1.000	$1.000	$1.000
Investment Activities:
Net investment income	0.001	0.025	0.050		0.044	0.025	0.009
Net realized gains (losses) on investments	— (a)	— (a)	—	(a)	— (a)	— (a)	—
Total from Investment Activities	0.001	0.025	0.050		0.044	0.025	0.009
Distributions:
Net investment income	(0.001)	(0.025)	(0.050)		(0.044)	(0.025)	(0.009)
Net realized gains from investments	— (a)	—	—		—	—	—
Total Distributions	(0.001)	(0.025)	(0.050)		(0.044)	(0.025)	(0.009)
Net Asset Value, End of Period	$1.000	$1.000	$1.000		$1.000	$1.000	$1.000
Total Return (b)	0.16%	2.53%	5.07	%(c)	4.45%	2.48%	0.92%
Ratios/Supplemental Data:
Net assets at end of period (000)	$1,095,108	$1,350,683	$1,356,283		$1,142,994	$1,187,123	$994,342
Ratio of expenses to average net assets (d)	0.47%	0.40%	0.42%		0.43%	0.41%	0.35%
Ratio of net investment income to average net assets (d)	0.29%	2.52%	4.86%		4.35%	2.51%	0.92%
Ratio of expenses to average net assets (d) (e)	0.47%	0.40%	0.42%		0.43%	0.48%	0.44%
Ratio of net investment income to average net assets (d) (e)	0.29%	2.52%	4.86%		4.35%	2.44%	0.83%

(a)  Rounds to less than $0.001 per share.

(b)  Not annualized for periods less than one year.

(c)  During the year ended October 31, 2007, Victory Capital Management ("VCM") paid the Fund monies pursuant to an agreement reached among the Fund, BISYS (effective August 1, 2007, BISYS' parent company, BISYS Group Inc., was acquired by Citibank N.A.) and VCM relating to certain expenditures that, among other things, supported distribution of Fund shares. Had this payment not been made, the total return would have been 0.07% lower.

(d)  Annualized for periods less than one year.

(e)  During the period, certain fees were reduced and/or reimbursed. If such fee reductions and/or reimbursements had not occurred, the ratios would have been as indicated.

See notes to financial statements.

17

The Victory Portfolios  Financial Highlights — continued

For a Share Outstanding Throughout Each Period

	Federal Money Market Fund
	Select Shares
	Six Months Ended April 30, 2009		Year Ended October 31, 2008	Year Ended October 31, 2007		Year Ended October 31, 2006	Year Ended October 31, 2005	Year Ended October 31, 2004
	(Unaudited)
Net Asset Value, Beginning of Period	$1.000		$1.000	$1.000		$1.000	$1.000	$1.000
Investment Activities:
Net investment income	—	(a)	0.022	0.047		0.041	0.022	0.007
Net realized gains (losses) on investments	—	(a)	— (a)	—	(a)	— (a)	— (a)	—
Total from Investment Activities	—	(a)	0.022	0.047		0.041	0.022	0.007
Distributions:
Net investment income	—	(a)	0.022	(0.047)		(0.041)	(0.022)	(0.007)
Net realized gains from investments	—	(a)	—	—		—	—	—
Total Distributions	—	(a)	0.022	(0.047)		(0.041)	(0.022)	(0.007)
Net Asset Value, End of Period	$1.000		$1.000	$1.000		$1.000	$1.000	$1.000
Total Return (b)	0.06%		2.27%	4.81	%(c)	4.18%	2.20%	0.67%
Ratios/Supplemental Data:
Net assets at end of period (000)	$279,747		$570,433	$497,207		$454,105	$340,625	$509,721
Ratio of expenses to average net assets (d)	0.68%		0.65%	0.67%		0.69%	0.67%	0.60%
Ratio of net investment income to average net assets (d)	0.09%		2.23%	4.61%		4.14%	2.12%	0.66%
Ratio of expenses to average net assets (d) (e)	0.72%		0.65%	0.67%		0.69%	0.75%	0.69%
Ratio of net investment income to average net assets (d) (e)	0.05%		2.23%	4.61%		4.14%	2.04%	0.57%

(a)  Rounds to less than $0.001 per share.

(b)  Not annualized for periods less than one year.

(c)  During the year ended October 31, 2007, Victory Capital Management ("VCM") paid the Fund monies pursuant to an agreement reached among the Fund, BISYS (effective August 1, 2007, BISYS' parent company, BISYS Group Inc., was acquired by Citibank N.A.) and VCM relating to certain expenditures that, among other things, supported distribution of Fund shares. Had this payment not been made, the total return would have been 0.07% lower.

(d)  Annualized for periods less than one year.

(e)  During the period, certain fees were reduced and/or reimbursed. If such fee reductions and/or reimbursements had not occurred, the ratios would have been as indicated.

See notes to financial statements.

18

Notes to Financial Statements

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(Unaudited)

1.  Organization:

The Victory Portfolios (the "Trust") was organized on December 6, 1995, as a Delaware statutory trust (formerly known as a Delaware business trust) as a successor to a company of the same name organized as a Massachusetts business trust on February 5, 1986. The Trust is registered under the Investment Company Act of 1940 as amended (the "1940 Act"), as an open-end investment company. The Trust is authorized to issue an unlimited number of shares, which are units of beneficial interest with a par value of $0.001. As of April 30, 2009, the Trust offered shares of 22 funds. The accompanying financial statements are those of the Institutional Money Market Fund and the Federal Money Market Fund (collectively, the "Funds" and individually, a "Fund").

The Funds are authorized to issue two classes of shares: Investor Shares and Select Shares. Each class of shares has substantially identical rights and privileges except with respect to fees paid under shareholder servicing plans, expenses allocable exclusively to each class of shares, voting rights on matters solely affecting a single class of shares, and the exchange privilege of each class of shares.

The Institutional Money Market Fund seeks to obtain as high a level of current income as is consistent with preserving capital and providing liquidity. The Federal Money Market Fund seeks to provide high current income to the extent consistent with the preservation of capital.

Under the Trust's organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Funds. In addition, in the normal course of business, the Funds enter into contracts with their vendors and others that provide for general indemnifications. The Funds' maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds. However, based on experience, the Funds expect that risk of loss to be remote.

2.  Significant Accounting Policies:

The following is a summary of significant accounting policies followed by the Trust in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America (GAAP). The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates.

Securities Valuation:

Investments of the Funds are recorded at value, determined on the basis of amortized cost, which approximates market value. Under the amortized cost valuation method, discount or premium is accreted or amortized on a constant basis to the maturity of the security. In certain circumstances, securities may be valued at fair value determined pursuant to procedures approved by the Board of Trustees (the "Board"). Investments in other open-end investment companies are valued at their respective net asset values.

In accordance with Rule 2a-7 of the 1940 Act, the market values of the securities held in the Funds are determined at least once per week, unless the need arises to determine more frequently, using prices supplied by the Funds' independent pricing services. These values are then compared to the securities' amortized cost. Securities whose market price varies from amortized cost by more than +/- 0.5% are indentified and validated with the pricing service. If Victory Capital Management ("VCM" or the "Adviser") concludes that the price obtained from the pricing service is not reliable, or if the pricing service does not provide a price for a security, the Adviser will provide an independent dealer to supply a price. Absent a price from the pricing service or an independent dealer, the Adviser may supply a fair value for the security for the comparison, which will be determined pursuant to procedures approved by the Board. If the difference between the aggregate market price and aggregate amortized cost of all securities held by a Fund exceeds +/- 0.00375%, the Funds' administrator will notify a senior officer of the Funds who will call a meeting of the Board

19

Notes to Financial Statements — continued

The Victory Portfolios  April 30, 2009

(Unaudited)

to fully advise the Funds' Trustees. If the difference exceeds +/- 0.0050%, a meeting of the Board will be convened to determine what action, if any, to initiate.

Effective November 1, 2008, the Funds began applying the standard established under Statement of Financial Accounting Standards ("SFAS") No. 157, "Fair Value Measurements" ("SFAS 157"). This standard establishes a single authoritative definition of fair value, sets out a framework for measuring fair value, and requires additional disclosures about fair value measurements. One key component of the implementation of SFAS 157 includes the development of a three-tier fair value hierarchy. The basis of the tiers is dependant upon the various "inputs" used to determine the value of the Funds' investments. These inputs are summarized in the three broad levels listed below:

• Level 1 — quoted prices in active markets for identical securities.

• Level 2 — other significant observable inputs (including quoted prices for similar securities or interest rates, applicable to those securities, etc.).

• Level 3 — significant unobservable inputs (including the Funds' own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing investments are not necessarily an indication of the risk associated with investing in those investments.

The following is a summary of the inputs used to value the Funds' investments as of April 30, 2009 (amounts in thousands):

Fund Name	LEVEL 1 — Quoted Prices	LEVEL 2 — Other Significant Observable Inputs	LEVEL 3 — Significant Unobservable Inputs	Total
Institutional Money Market Fund	$—	$1,946,805	$6,200	$1,953,005
Federal Money Market Fund	—	1,373,432	—	1,373,432

Reconciliation of Level 3 items.

Following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value:

Investments in Securities
Institutional Money Market Fund
Balance as of 10/31/08	$7,424
Realized Gain (Loss)	589
Change in unrealized appreciation/depreciation (a)	(731)
Net purchases (sales)	(1,082)
Transfers in and/or out of Level 3	—
Balance as of 4/30/09	$6,200

(a)  The change in unrealized appreciation/depreciation is attributable to investments held at April 30, 2009.

Treasury Guaranty Program for Money Market Funds:

The Board of the Trust approved, on October 7, 2008, the participation by each of the Funds in the U.S. Department of Treasury's Temporary Guarantee Program for Money Market Funds (the "Program"). The Program insures shareholders against loss up to the maximum amount of shares held as of the close of business September 19, 2008, in the event that any Fund liquidates its holdings and the net asset value per share at the time of liquidation is less than $1.00 per share. The Program is designed to help stabilize the credit markets by discouraging substantial redemptions in money market funds.

Participation in the initial months of the Program (that is, until December 18, 2008) required a payment to the U.S. Department of Treasury in the amount of 0.01% based on the net asset value

20

Notes to Financial Statements — continued

The Victory Portfolios  April 30, 2009

(Unaudited)

of each Fund as of September 19, 2008. On November 24, 2008 the Secretary of the Treasury extended the Program beyond its initial three-month term through the close of business April 30, 2009, and on March 31, 2009 chose to extend it further, up through September 18, 2009. On December 3, 2008, the Board approved the Funds' participation in the extension of the Program through April 30, 2009. Furthermore, on April 9, 2009, the Board approved the Funds' continued participation in the Program through September 18, 2009. Participation in these two extensions each required a payment to the U.S. Department of the Treasury in the amount of 0.015% based on the net asset value of each Fund as of September 19, 2008. The expense of the Program is included within each Fund's Statement of Operations.

Securities Transactions and Related Income:

Changes in holdings of portfolio securities are accounted for no later than one business day following the trade date. For financial reporting purposes, however, portfolio security transactions are accounted for on trade date on the last business day of the reporting period. Interest income is recognized on the accrual basis and includes, where applicable, the amortization of premium or accretion of discount. Dividend income is recorded on the ex-dividend date. Gains or losses realized on sales of securities are determined by comparing the identified cost of the security lot sold with the net sales proceeds.

Repurchase Agreements:

Each Fund may acquire securities subject to repurchase agreements from financial institutions such as banks and broker-dealers, which the Fund's investment adviser deems creditworthy under guidelines approved by the Board. Under a repurchase agreement, the seller agrees to repurchase such securities at a mutually agreed-upon date and price. The repurchase price generally equals the price paid by the Fund plus interest negotiated on the basis of current short term rates, which may be more or less than the rate on the underlying securities. The repurchase agreements are collateralized by various corporate, U.S. Government and government-backed securities, with a value of not less than the repurchase price (including interest). If the counter-party defaults, and the fair value of the collateral declines, realization of the collateral by the Fund may be delayed or limited and/or result in additional costs. Securities subject to repurchase agreements are held by the Fund's custodian or another qualified custodian or in the Federal Reserve/Treasury book-entry system.

Securities Purchased on a When-Issued Basis:

Each Fund may purchase securities on a "when-issued" basis. When-issued securities are securities purchased for delivery beyond normal settlement periods at a stated price and/or yield, thereby involving the risk that the price and/or yield obtained may be more or less than those available in the market when delivery takes place. At the time a Fund makes the commitment to purchase a security on a when-issued basis, the Fund records the transaction and reflects the value of the security in determining net asset value. No interest accrues to the Fund until the transaction settles and payment takes place. Normally, the settlement date occurs within one month of the purchase. A segregated account is established and the Fund maintains cash and marketable securities at least equal in value to commitments for when-issued securities. These values are included in amounts payable for investments purchased on the accompanying statements of assets and liabilities. As of April 30, 2009, the Funds had no outstanding "when-issued" purchase commitments.

Dividends to Shareholders:

Dividends from net investment income are declared daily and paid monthly by the Funds. Distributable net realized capital gains, if any, are declared and distributed at least annually. The amounts of dividends from net investment income and distributions from net realized gains are determined in accordance with federal income tax regulations, which may differ from GAAP. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these

21

Notes to Financial Statements — continued

The Victory Portfolios  April 30, 2009

(Unaudited)

differences are permanent in nature (i.e. reclass of market discounts), such amounts are reclassified within the components of net assets based on their federal tax-basis treatment; temporary differences do not require reclassification. To the extent dividends and distributions exceed net investment income and net realized gains for tax purposes, they are reported as distributions of capital. Net investment losses incurred by a Fund may be reclassified as an offset to capital in the statements of assets and liabilities.

Federal Income Taxes:

It is the policy of each Fund to continue to qualify as a regulated investment company by complying with the provisions available to certain investment companies, as defined in applicable sections of the Internal Revenue Code, and to make distributions of net investment income and net realized capital gains sufficient to relieve it from all, or substantially all, federal income taxes.

The Funds comply with Financial Accounting Standards Board ("FASB") Interpretation No. 48, "Accounting for Uncertainty in Income Taxes" ("FIN 48"). FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the affirmative evaluation of tax positions taken or expected to be taken in the course of preparing the Funds' tax returns to determine whether it is more-likely-than-not (i.e., greater than 50-percent) that each tax position will be sustained upon examination by a taxing authority based on the technical merits of the position. A tax position that meets the more-likely-than-not recognition threshold is measured to determine the amount of benefit to recognize in the financial statements. Differences between tax positions taken in a tax return and amounts recognized in the financial statements will generally result in an increase in a liability for taxes payable (or a reduction of a tax refund receivable), including the recognition of any related interest and penalties as an operating expense. FIN 48 includes a review of tax positions taken in tax years that remain subject to examination by all major tax jurisdictions, including federal (e.g., the last 4 tax year ends and the interim tax period since then). FIN 48 did not impact the Funds' net assets or results of operations. Management believes that there is no tax liability resulting from unrecognized tax benefits related to uncertain tax positions taken.

Other:

Expenses that are directly related to a Fund are charged directly to that Fund. Other operating expenses of the Trust are prorated to each fund in the Trust on the basis of relative net assets or other appropriate basis. Income, expenses, and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets, except that each class separately bears expenses related specifically to that class, such as transfer agent fees, state registration fees, shareholder servicing, printing and 12b-1 fees.

New Accounting Standards:

In March 2008, FASB issued SFAS No. 161, "Disclosures about Derivative Instruments and Hedging Activities"("SFAS 161"). SFAS 161 requires enhanced disclosures about each Funds' derivative and hedging activities, including how such activities are accounted for and their effect on each Funds' financial position, performance and cash flows. Management is currently evaluating the impact the adoption of SFAS 161 will have on each Funds' financial statements and related disclosures.

In April 2009, FASB issued FASB Staff Position No. 157-4. "Determining Fair Value When the Volume and Level of Activity for the Asset or Liability Have Significantly Decreased and Identifying Transactions That Are Not Orderly" ("FSP 157-4"). FSP 157-4 provides additional guidance for estimating fair value in accordance with SFAS 157 when the volume and level of activity for the asset or liability have significantly decreased as well as guidance on identifying circumstances that indicate a transaction is not orderly. FSP 157-4 is effective for fiscal years and interim periods ending after June 15, 2009. Management is currently evaluating the impact the adoption of FSP 157-4 will have on the Funds financial statement disclosures.

22

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The Victory Portfolios  April 30, 2009

(Unaudited)

3.  Investment Advisory, Administration, and Distribution Agreements:

Investment advisory services are provided to the Funds by VCM, a wholly owned subsidiary of KeyBank National Association ("KeyBank"). Under the terms of the Investment Advisory Agreement, the Adviser is entitled to receive fees based on a percentage of the average daily net assets of the Funds. The investment advisory fee of the Institutional Money Market Fund is computed at an annual rate of 0.20% of the Fund's average daily net assets up to $1.5 billion, 0.17% of the Fund's average daily net assets between $1.5 billion and $3.0 billion, and 0.15% of the Fund's average daily net assets greater than $3.0 billion; the investment advisory fee of the Federal Money Market Fund is computed at an annual rate of 0.25% of the Fund's average daily net assets up to $1.5 billion, 0.20% of the Fund's average daily net assets between $1.5 billion and $3.0 billion, and 0.15% of the Fund's average daily net assets greater than $3.0 billion. The Adviser may use its resources to assist with the Funds' distribution and marketing expenses.

KeyBank, serving as custodian for all Funds in the Trust (excluding International Fund and International Select Fund), receives custodian fees computed at the annual rate of 0.013% of the first $10 billion of the Trust's, The Victory Variable Insurance Funds' and The Victory Institutional Funds' (the "Victory Trusts") average daily net assets, 0.0113% of the Victory Trusts' average daily net assets between $10 billion and $12.5 billion and 0.0025% of the Victory Trusts' average daily net assets greater than $12.5 billion. Average daily net assets for this computation does not include International Fund and International Select Fund. The Trust reimburses KeyBank for all of its reasonable out-of-pocket expenses incurred in providing custody services.

VCM also serves as the Funds' administrator and fund accountant. Under an Administration and Fund Accounting Agreement, the Trust and The Victory Variable Insurance Funds (collectively, the "Trusts") pay VCM a fee at the annual rate of 0.108% of the first $8 billion of the aggregate net assets of the Trusts; plus 0.078% of the aggregate net assets of the Trusts between $8 billion and $10 billion; plus 0.075% of the aggregate net assets of the Trusts between $10 billion and $12 billion; plus 0.065% of the aggregate net assets of the Trusts in excess of $12 billion, for providing certain administrative and fund accounting services to the Trusts' series.

The Institutional Money Market Fund entered into an irrevocable letter of credit with KeyCorp, an affiliate of the Adviser. Details of this transaction are located in footnote 6.

Citi Fund Services Ohio, Inc. ("Citi") acts as sub-administrator and sub-fund accountant to the Funds under a Sub-Administration Agreement between VCM and Citi. VCM pays Citi a fee for providing these services. The Trust reimburses VCM and Citi for all of their reasonable out-of-pocket expenses incurred in providing these services.

Citi also serves as the Funds' Transfer Agent. Under the terms of the Transfer Agent Agreement, Citi receives a fee that is calculated daily at the annual rate of 0.02% of the first $8 billion of the aggregate net assets of the Trusts; plus 0.015% of the aggregate net assets of the Trusts between $8 billion and $16 billion; plus 0.01% of the aggregate net assets of the Trusts, between $16 billion and $20 billion; plus 0.005% of the aggregate net assets of the Trusts, in excess of $20 billion. In addition, Citi is entitled to reimbursement of out-of-pocket expenses incurred in providing transfer agent services.

Victory Capital Advisers, Inc. (the "Distributor"), an affiliate of the Adviser, serves as distributor for the continuous offering of the shares of the Funds pursuant to a Distribution Agreement between the Distributor and the Trust.

The Distributor or financial institutions (directly or through the Distributor) may receive from the Funds, pursuant to a Shareholder Servicing Plan, a fee of up to 0.25% of the average daily net assets of the Select Shares of the Funds for providing support services to shareholders of the Funds, which may include establishing and maintaining accounts and records, processing dividend and distribution payments, providing account information, assisting in processing purchase, exchange and redemption requests, and assisting shareholders in changing dividend options, account designations and addresses. Financial institutions may include affiliates of the Adviser. For the six months ended April 30, 2009, affiliates of the Adviser earned $796 (amount in thousands).

23

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The Victory Portfolios  April 30, 2009

(Unaudited)

The Trust has also adopted a "defensive" Rule 12b-1 Plan on behalf of the Funds. The Plan allows the Adviser, the Administrator and the Distributor to incur certain expenses that might be considered to constitute indirect payment by the Funds of distribution expenses. No separate payments are authorized to be made by the Funds pursuant to this Plan. To the extent that any payments made by the Funds' Administrator, Distributor, Adviser or any sub-adviser, directly or through an affiliate (in each case, from its own resources), should be deemed to be indirect financing of any activity primarily intended to result in the sale of shares within the context of Rule 12b-1 under the 1940 Act, then such payments shall be deemed to be authorized by this Plan. No fees are currently being paid under the Plan.

The Adviser, Citi, or other service providers may voluntarily waive or reimburse additional fees to assist the Funds in maintaining competitive expense ratios. These amounts are not available to be recouped at a future time.

The Federal Money Market Fund has entered into a fee waiver and expense reimbursement agreement with the Adviser and has agreed to waive fees or reimburse expenses by amounts necessary to maintain a minimum yield of 0.01% and in which the Fund has agreed to repay fees that were waived or reimbursed by the Adviser for a period up to three fiscal years after such waiver or reimbursement was made to the extent such payments or repayments would not cause the yield of a class to decrease below 0.01%. The Adviser is contractually limiting fees and expenses until March 31, 2010. As of April 30, 2009, the following amounts have been waived or reimbursed by the Adviser and are subject to repayment by the respective fund (amounts in thousands):

Fund	Amount Waived or Reimbursed	Expires May 31,
Federal Money Market Fund, Select Class	$15	2012

On December 1, 2006, VCM paid the Funds comprising The Victory Portfolios approximately $9.8 million. This amount was allocated to each Fund according to its relative net assets as of November 30, 2006. This payment was made pursuant to an agreement reached among the Funds, BISYS Fund Services, Inc., ("BISYS")(BISYS was acquired by Citi on August 1, 2007) and VCM, the sub-administrator and investment adviser, respectively, relating to certain expenditures that, among other things, supported distribution of Fund shares. The Funds believe that the nature of these expenditures required additional disclosure to the Board at the time incurred. Under terms of the agreement, Citi and VCM will pay an aggregate of approximately $13.3 million (inclusive of the amounts already paid on December 1, 2006). The payment from Citi will be made on a date and pursuant to a distribution plan to be approved by the Securities and Exchange Commission (the "SEC") in accord with a settlement that BISYS entered into with the SEC on September 26, 2006 relating to the same matters. A proposed plan of distribution, ("Fair Fund Plan") was posted by the SEC for public review and comment on May 29, 2009. Further information, including the methodology of the Fair Fund Plan, is available on the SEC website at www.sec.gov/litigation/admin/2009/34-60011-pdp.pdf. None of these payments has had, or is expected to have, a material effect on the net asset value of any fund.

4.  Risks:

The Funds will be subject to credit risk with respect to the amount it expects to receive from counterparties to financial instruments entered into by the Funds. The Funds may be negatively impacted if counterparty becomes bankrupt or otherwise fails to perform its obligations due to financial difficulties. The Funds may experience significant delays in obtaining any recovery in bankruptcy or other reorganization proceeding and the Funds may obtain only limited recovery or may obtain no recovery in such circumstances. The Funds typically enter into transactions with counterparties whose credit ratings are investment grade, as determined by a nationally recognized statistical rating organization, or, if unrated, judged by the Adviser to be of comparable quality.

5.  Line of Credit:

The Victory Trusts (except International Fund and International Select Fund) participate in a short-term, demand note "Line of Credit" agreement with KeyCorp, an affiliate of the Adviser. Under the agreement, the Victory Trusts may borrow up to $200 million. The purpose of the agreement is to

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The Victory Portfolios  April 30, 2009

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meet temporary or emergency cash needs, including redemption requests that might otherwise require the untimely disposition of securities. KeyCorp receives an annual commitment fee of eight basis points on $200 million for providing the Line of Credit. For the six months ended April 30, 2009, the Victory Trusts paid approximately $80 to KeyCorp for the Line of Credit fee (amount in thousands). Effective June 1, 2009, KeyCorp will receive an annual commitment fee of 30 basis points on $150 million for providing the line of credit. Each Fund in the Victory Trusts (except International Fund and International Select Fund) pays a pro-rata portion of this commitment fee plus any interest on amounts borrowed. The average loan outstanding and average interest rate for each Fund during the six months ended April 30, 2009 was as follows (dollar amounts in thousands):

Fund	Average Loan	Average Rate
Institutional Money Market Fund	$34	1.48%
Federal Money Market Fund	11	1.06%

6.  Federal Income Tax Information:

The tax character of current year distributions paid and the tax basis of the current components of accumulated earnings (deficit) will be determined at the end of the current year ending October 31, 2009.

The tax character of distributions paid during the fiscal year ended October 31, 2008 was as follows (total distributions paid differ from the Statements of Changes in Net Assets because for tax purposes, dividends are recognized when actually paid) (amounts in thousands):

Distributions Paid From Ordinary Income
Institutional Money Market Fund	$56,522
Federal Money Market Fund	52,332

The tax character of distributions paid during the fiscal year ended October 31, 2007 was as follows (total distributions paid differ from the Statements of Changes in Net Assets because for tax purposes, dividends are recognized when actually paid) (amounts in thousands):

Distributions Paid From Ordinary Income
Institutional Money Market Fund	$84,755
Federal Money Market Fund	80,230

As of October 31, 2008, the components of accumulated earnings/(deficit) on a tax basis were as follows (total distributions payable differ from the Statements of Assets and Liabilities because for tax purposes, dividends are recognized when actually paid) (amounts in thousands):

	Undistributed Ordinary Income	Distributions Payable	Accumulated Capital and Other Losses	Unrealized Appreciation/ Depreciation*	Total Accumulated Earnings/ (Deficit)
Institutional Money Market Fund	$2,234	$(2,113)	$(1,343)	$2,316	$1,094
Federal Money Market Fund	1,563	(1,313)	—	—	250

*The differences between the book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to the difference between book and tax recognition of income/losses on certain securities.

As of October 31, 2008, the following Fund had net capital loss carry forwards to offset future net capital gains, if any, to the extent provided by Treasury regulations (amounts in thousands):

	Expiration Year
	2013	2015	2016	Total
Institutional Money Market Fund	$1	$1	$1,341	$1,343

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During the year ended October 31, 2008, the Federal Money Market Fund utilized $6 in capital loss carryforwards (amount in thousands).

The cost basis of investments of the Institutional Money Market Fund for federal income tax purposes, gross unrealized appreciation, gross realized depreciation and net unrealized appreciation/depreciation as of April 30, 2009 is as follows (amounts in thousands):

	Cost of Investments for Federal Tax Purposes	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation/ Depreciation
Institutional Money Market Fund	$1,951,533	$5,768	$(4,296)	$1,472

7.  Market Events:

The value of asset-backed securities, including those issued by structured investment vehicles (SIVs), may be affected by, among other things, changes in: interest rates, the quality of underlying assets or the market's assessment of those assets, factors concerning the interests in and structure of the issuer or the originator of the receivables, or the creditworthiness of entities that provide any credit enhancements. SIVs generally have experienced significantly decreased liquidity as well as declines in the market value of certain categories of collateral underlying the SIVs.

The Institutional Money Market Fund (the "IMM Fund") owns obligations of SIV Portfolio plc ("Portfolio"), formerly Cheyne Finance LLC, a SIV. On August 28, 2007, Portfolio breached a financial covenant related to the market value of its underlying collateral. Portfolio subsequently became insolvent and defaulted on its obligations to pay interest and principal due to the noteholders. The Trust's Board, acting on the recommendation of the Adviser, and in the exercise of its business judgment, concluded that it would not be in the best interests of the IMM Fund or or its shareholders to dispose of the Portfolio security at that time.

On April 16, 2008, the IMM Fund received a partial payment on the Portfolio obligations it owned. In mid-July 2008, Portfolio was restructured and, in an auction held by the receiver, bidders acquired approximately 21% of Portfolio's non-cash assets. The remaining non-cash assets were transferred to Gryphon Funding ("Gryphon"), a new SIV. Portfolio retained 7.5% of its original assets in cash. On August 15, 2008, Portfolio distributed the majority of this cash to shareholders, but retained approximately 1% of such cash. As a result of the reorganization, the IMM Fund currently hold interests in both Portfolio and Gryphon. During the period ended April 30, 2009, Gryphon made cash distributions from the underlying holdings.

On July 17, 2008, KeyCorp, the parent of the Adviser, amended an irrevocable letter of credit that was established for the benefit of the IMM Fund to maintain its AAAm S&P rating and upon which the IMM Fund could draw should certain triggering events occur. The amendment increased the amount of the letter of credit to $15 million. Under the letter of credit, KeyCorp has agreed to maintain the mark-to-market net asset value of the IMM Fund so that it does not fall below $0.9985 (or $0.9950 if the IMM Fund no longer is rated by Standard & Poor's Corporation). Effective March 30, 2009, the July 17, 2008 amended letter of credit was amended and restated leaving its substantive provisions intact but, among other things, extending the expiration date to November 6, 2009.

For purposes of carrying out the monitoring procedures, as described in the Funds' Statement of Additional Information, the IMM Fund has reduced the mark-to-market values of the Portfolio and Gryphon securities to amounts below par. Through April 30, 2009, the IMM Fund has drawn on the letter of credit for total amounts of $0.6 million and $4.8 million for the six months ended April 30, 2009 and cumulative, respectively, permitting the IMM Fund to maintain its rounded per share net asset value at $1.00. For financial statement purposes, the Portfolio and Gryphon securities are recorded at fair value.

As of May 28, 2009, in accordance with the terms of the letter of credit, KeyCorp has advised the Trust's Board that it intends to maintain the IMM Fund at the levels stated above.

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  Supplemental Information
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Other Information

On December 3, 2008, the Victory Portfolios (the "Funds") dismissed PricewaterhouseCoopers LLP as its independent registered public accounting firm. The Funds' Audit Committee and Board of Trustees participated in and approved the decision to change its independent registered public accounting firm.

The reports of PricewaterhouseCoopers LLP on the Funds' financial statements for the past two fiscal years contained no adverse opinion or disclaimer of opinion and were not qualified or modified as to uncertainty, audit scope, or accounting principle.

During the two most recent fiscal years and through December 3, 2008, there have been no disagreements with PricewaterhouseCoopers LLP on any matter of accounting principles or practices, financial statement disclosure, or auditing scope or procedure, which disagreements if not resolved to the satisfaction of PricewaterhouseCoopers LLP would have caused them to make reference thereto in their reports on the financial statements for such years.

As disclosed in the Funds' Form N-SAR for the period ended October 31, 2007, the Victory Investment Grade Convertible Bond Fund did not maintain effective controls over recognition of premium amortization on certain convertible bond investments to ensure that premiums attributable to the equity conversion feature were not amortized for federal income tax purposes.

The Funds engaged Ernst & Young LLP as its new independent registered public accounting firm as of December 3, 2008.

Trustee and Officer Information

Board of Trustees.

Overall responsibility for management of the Trust rests with the Board. The Trust is managed by the Board, in accordance with the laws of the State of Delaware. There are currently ten Trustees, eight of whom are not "interested persons" of the Trust within the meaning of that term under the 1940 Act ("Independent Trustees"), and two Advisory Trustees, both of whom are "interested persons" of the Trust within the meaning of that term under the 1940 Act ("Interested Trustees"). The Trustees, in turn, elect the officers of the Trust to actively supervise its day-to-day operations.

The following tables list the Trustees, their ages, position with the Trust, length of time served, principal occupations during the past five years and any directorships of other investment companies or companies whose securities are registered under the Securities Exchange Act of 1934, as amended, or who file reports under that Act. Each Trustee oversees 22 portfolios in the Trust, one portfolio in The Victory Variable Insurance Funds and one portfolio in The Victory Institutional Funds, each a registered investment company that, together with the Trust, comprise the Victory Fund Complex. Each Trustee's address is c/o The Victory Portfolios, 3435 Stelzer Road, Columbus, Ohio 43219. Each Trustee has an indefinite term.

Name (Year of Birth)	Position Held with the Trust	Date Commenced Service	Principal Occupation During Past 5 Years	Other Directorships Held in Public Companies
Independent Trustees.

Mr. David Brooks Adcock (1951)	Trustee	May 2005	General Counsel, Duke University and Duke University Health System (1982-2006).	Hospital Partners of America.

Mr. Nigel D. T. Andrews (1947)	Vice Chair and Trustee	August 2002	Retired (since 2001).	Chemtura Corporation; Old Mutual plc.

Ms. E. Lee Beard (1951)	Trustee	May 2005	President Principal Owner (since 2003) The Henlee Group.	None.

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Name (Year of Birth)	Position Held with the Trust	Date Commenced Service	Principal Occupation During Past 5 Years	Other Directorships Held in Public Companies
Ms. Lyn Hutton (1950)	Trustee	March 2002	Chief Investment Officer, The Commonfund for Nonprofit Organizations (since January 2003).	None.

Mr. John L. Kelly (1953)	Trustee	May 2008	Managing Director, JL Thornton & Co. Financial Consultant (since 2003).	None.

Dr. Thomas F. Morrissey (1934)	Trustee	November 1994	Retired. Professor Emeritus (1970-2004), Weatherhead School of Management, Case Western Reserve University.	None.

Ms. Karen F. Shepherd (1940)	Trustee	August 2002	Retired.	UBS Bank USA; OC Tanner Co.

Mr. Leigh A. Wilson (1944)	Chair and Trustee	November 1994	Chief Executive Officer, Third Wave Associates (p/k/a New Century Living, Inc.) (full service independent living for senior citizens); Director, The Mutual Fund Directors Forum (since 2004).	Chair, Old Mutual Advisor II Funds (23 portfolios) and Old Insurance (8 Portfolios); Trustee, Old Mutual Funds III (12 Portfolios).

Independent Advisory Trustees.

Teresa C. Barger (1955)	Advisory Trustee	December 2008	Chief Investment Officer/Chief Executive Officer, Cartica Capital LLC (since, 2007); Director of the Corporate Governance and Capital Markets Advisory Department for the World Bank and International Finance Corporation (2004-2007).	None.

David L. Meyer (1957)	Advisory Trustee	December 2008	Retired (since 2008). Chief Operating Officer, Investment & Wealth Management Division, PNC Financial Services Group (Mercantile Bankshares Corp. prior to March 2007) (since 2002).	None.

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Name (Year of Birth)	Position Held with the Trust	Date Commenced Service	Principal Occupation During Past 5 Years	Other Directorships Held in Public Companies
Interested Trustees.

David C. Brown (1972)	Trustee	May 2008	Chief Operating Officer, Victory Capital Management, Inc. (since July 2004); Chief Financial Officer and Chief Operating Officer, Gartmore Emerging Managers (February 1999-July 2004).	None.

Thomas W. Bunn (1953)	Trustee	May 2008	Retired (since February 2009); Vice Chair, KeyCorp National Banking (since July 2005); Senior Executive Vice President of Key's Corporate Finance Group (March 2002-July 2005).	None.

Messres Brown and Bunn are "Interested Persons" by reason of their relationship with KeyCorp.

The Statement of Additional Information includes additional information about the Trustees of the Trust and is available, without charge, by calling 1-800-539-3863.

Officers.

The officers of the Trust, their ages, the length of time served and their principal occupations during the past five years, are detailed in the following table. Each individual holds the same position with the other registered investment companies in the Victory Fund Complex, and each officer serves until the earlier of his or her resignation, removal, retirement, death, or the election of a successor. The mailing address of each officer of the Trust is 3435 Stelzer Road, Columbus, Ohio 43219-3035. Except for the Chief Compliance Officer, the officers of the Trust receive no compensation directly from the Trust for performing the duties of their offices.

Name (Year of Birth)	Position with the Trust	Date Commenced Service	Principal Occupation During Past 5 Years
Mr. Michael Policarpo, II (1974)	President	May 2008 (Officer since May 2006)	Managing Director of the Adviser (since July 2005). Vice President of Finance, Gartmore Global Investments, (August 2004-July 2005). Chief Financial Officer Advisor Services, Gartmore Global Investments Inc. (August 2003-August 2004).

Mr. Peter W. Scharich (1964)	Vice President	May 2008	Managing Director, Mutual Fund Administration, the Adviser (since January 2006), Managing Director, Strategy, the Adviser (March 2005-January 2006), Chief Financial Officer, the Adviser (September 2002-March 2005).

Mr. Christopher K. Dyer (1962)	Secretary	February 2006	Head of Mutual Fund Administration, the Adviser.

Mr. Jay G. Baris (1954)	Assistant Secretary	December 1997	Partner, Kramer Levin Naftalis & Frankel LLP.

Mr. Christopher E. Sabato (1968)	Treasurer	May 2005	Senior Vice President, Fund Administration, Citi.

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Name (Year of Birth)	Position with the Trust	Date Commenced Service	Principal Occupation During Past 5 Years
Mr. Michael J. Nanosky (1966)	Anti-Money Laundering Compliance Officer and Identity Theft Officer	February 2009	Vice President and Chief Compliance Officer, CCO Services of Citi Fund Services Inc. (since 2008); Vice President and Managing Director of Regulatory Compliance, National City Bank-Allegiant Asset Management (2004-2008); Vice President and Director of Fund Administration and Compliance, National City Bank-Allegiant Asset Management from (2002-2004).

Mr. Edward J. Veilleux (1943)	Chief Compliance Officer	October 2005	President of EJV Financial Services (mutual fund consulting) since 2002.

Proxy Voting and Form N-Q Information

Proxy Voting:

Information regarding the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 1-800-539-3863. The information included in the Funds' Statement of Additional Information, which is available on the Funds' website at www.victoryconnect.com and on the Securities and Exchange Commission's website at www.sec.gov.

Information relating to how the Funds voted proxies relating to portfolio securities held during the most recent twelve months ended June 30 is available on the Funds' website at www.victoryconnect.com and on the Securities and Exchange Commissions website at www.sec.gov.

Availability of Schedules of Investments:

The Trust files a complete list of schedules of investments with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the Securities and Exchange Commission's website at www.sec.gov. You may also review or, for a fee, copy those documents by visiting the Securities and Exchange Commission's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room can be obtained by calling the Securities and Exchange Commission at 1-202-551-8090.

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Expense Examples:

As a shareholder of the Funds, you incur ongoing costs, including management fees, distribution and shareholder service fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from November 1, 2008 through April 30, 2009.

Actual Expenses

The table below provides information about actual account values and actual expenses. You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

	Beginning Account Value 11/1/08	Ending Account Value 4/30/09	Expenses Paid During Period* 11/1/08-4/30/09	Expense Ratio During Period** 11/1/08-4/30/09
Institutional Money Market Fund
Investor Shares	$1,000.00	$1,005.20	$2.04	0.41%
Select Shares	1,000.00	1,004.00	3.33	0.67%
Federal Money Market Fund
Investor Shares	1,000.00	1,001.60	2.33	0.47%
Select Shares	1,000.00	1,000.60	3.37	0.68%

*  Expenses are equal to the average account value times the Fund's annualized expense ratio multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year.

**  Annualized

Hypothetical Example for Comparison Purposes

The table below provides information about hypothetical account values and hypothetical expenses based on each Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs. Therefore, the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds.

	Beginning Account Value 11/1/08	Ending Account Value 4/30/09	Expenses Paid During Period* 11/1/08-4/30/09	Expense Ratio During Period** 11/1/08-4/30/09
Institutional Money Market Fund
Investor Shares	$1,000.00	$1,022.76	$2.06	0.41%
Select Shares	1,000.00	1,021.47	3.36	0.67%
Federal Money Market Fund
Investor Shares	1,000.00	1,022.46	2.36	0.47%
Select Shares	1,000.00	1,021.42	3.41	0.68%

*  Expenses are equal to the average account value times the Fund's annualized expense ratio multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year.

**  Annualized.

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Portfolio Holdings

(As a Percentage of Total Investments)

Institutional Money Market Fund	Federal Money Market Fund

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Considerations of the Board in Continuing the Investment Advisory Agreement (the "Agreement")

The Board approved the Agreement on behalf of all of the Funds at its regular meeting, which was called for that purpose, on December 3, 2008. The Board also considered information relating to the Agreement at a meeting on October 22, 2008. In considering whether to approve the Agreement, the Board requested, and the Adviser provided, information that the Board believed to be reasonably necessary to reach its conclusion. The Board carefully evaluated this information and was advised by legal counsel to the Funds and by legal counsel to the Independent Trustees. The Board reviewed numerous factors with respect to each Fund. The Board considered each Fund's investment performance as a significant factor in determining whether the Agreement should be continued. In considering whether the compensation paid to the Adviser was fair and reasonable, the Board also evaluated, among other things, the following factors:

• Services provided under the Agreement;

• Requirements of the Funds for the services provided by the Adviser;

• The quality of the services provided and expected to be provided;

• Fees payable for the services and whether the fee arrangements provided for economies of scale benefits to Fund shareholders as the Funds grow;

• Total expenses of each Fund, net of any distribution or shareholder servicing fees;

• Adviser's commitments to operating the Funds at competitive expense levels;

• Profitability of the Adviser (as reflected by comparing fees earned against the Adviser's costs) with respect to the Adviser's relationship with the Funds;

• Soft-dollar and other service benefits received by the Adviser, including, sources of revenue to affiliates of the Adviser from the Funds through custodian and administration fees;

• Capabilities and financial condition of the Adviser;

• Current economic and industry trends; and

• Historical relationship between each Fund and the Adviser.

The Board reviewed each Fund's current management fee, comprised of the advisory fee plus the administrative fee paid to the Adviser, in the context of the Adviser's profitability of each Fund individually. In addition, the Board compared each Fund's expense ratio, net of any distribution or shareholder servicing fees, and management fee with comparable mutual funds in a peer group compiled by the Adviser. The Board carefully reviewed the factors and methodology used by the Adviser in the selection of each Fund's peer group. When relevant, the Board also reviewed fees that the Adviser charged for managing the assets of similarly-managed institutional accounts. The Trustees also noted that the breakpoints in the advisory fee schedule for each of the Funds evidenced the Adviser's willingness to share in its economies of scale.

The Board reviewed each Fund's performance against the selected peer group and its performance against the Fund's selected benchmark index. The Board recognized that each Fund's performance is provided net of expenses, while the benchmark indices are gross returns.

The Board reviewed specific factors with respect to each Fund, as described below. In their deliberations, the Trustees did not rank the importance of any particular information or factor considered, and it is presumed that each Trustee attributed different weights to the various factors.

Institutional Money Market Fund:

The Board compared the Institutional Money Market Fund's 0.25% gross annual management fee to the median gross management fee for the peer group and considered the fact that the fee was lower than the median gross management fee of 0.35% for the peer group. The Board also compared the Fund's Investor Class annual expense ratio, net of any shareholder servicing fee, of 0.37% to the median net comparable expense ratio for the peer group and considered the fact that the Fund's expense ratio was equal to the median net expense ratio for the peer group. It was noted that the Investor Class pays no shareholder servicing fee. The Board then compared the Fund's Investor Class performance for the one-year, three year, five-year and ten-year periods ended July 31, 2008, to that of the peer group for the same periods and considered the fact that the Fund underperformed the peer group in each of the periods except the ten-year period. The Board noted that the Fund had underperformed the Morningstar category average for only the one-year and three-year periods.

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The Board specifically addressed the Fund's performance with the Adviser. The Board considered various factors presented by the Adviser that related to the appropriateness of continuing the agreement with respect to the Fund notwithstanding the negative results as compared with the peer group.

Having concluded, among other things, that: (1) the Institutional Money Market Fund's management fee was lower than the median for the peer group and, thus, within the range of management fees attributable to comparable funds; (2) the Fund's annual expenses were equal to the median for the peer group putting it within the range of expenses attributable to comparable funds; and (3) the Fund's performance, though lower than that of the peer group in three of the four periods over the past ten years, was within the range of acceptable performance, given various factors, compared to that of the peer group; the Board determined that it was in the best interest of the Fund's shareholders to approve the continuation of the Agreement with respect to the Fund.

Federal Money Market Fund:

With respect to the Federal Money Market Fund, the Board compared the Fund's 0.25% gross annual management fee to the median gross management fee for the peer group and considered the fact that the fee was significantly higher than the median gross management fee of 0.20% for the peer group. The Board also compared the Fund's Investor Class annual expense ratio, net of any shareholder servicing fee, of 0.42% to the median net comparable expense ratio for the peer group and considered the fact that the Fund's expense ratio was substantially higher than the median net expense ratio for the peer group of 0.21%. It was noted that the Investor Class pays no shareholder servicing fee. The Board then compared the Fund's Investor Class performance for the one-year, three-year, five-year and ten-year periods ended July 31, 2008 to that of the peer group for the same periods and considered the fact that the Fund underperformed the peer group in each of the periods except the ten-year period. The Board noted that the Fund had outperformed the appropriate Morningstar category average for each of the periods reviewed except the one-year period.

The Board specifically addressed the Fund's higher expenses and lower performance with the Adviser. The Board considered various factors presented by the Adviser that related to the appropriateness of continuing the agreement with respect to the Fund.

Having concluded, among other things, that: (1) the Federal Money Market Fund's management fee and expenses, though higher than the median for the peer group, were acceptable given various factors; and (2) the Fund's performance, though lower or equal to that of the peer group in each of the periods over the past ten years, was acceptable given various factors; the Board determined that it was in the best interests of the Fund's shareholders to approve the continuation of the Agreement with respect to this Fund.

Approval of the Agreement on Behalf of the Funds

Based on its review of the information requested and provided, and following extended discussions concerning the same, the Board determined that the Agreement, on behalf of each of the Funds discussed above, was consistent with the best interests of the Funds and their shareholders, and the Board unanimously approved the Agreement, on behalf of each Fund, for additional annual periods on the basis of the foregoing review and discussions and the following considerations, among others:

• The fairness and reasonableness of the investment advisory fee payable to the Adviser under the Agreement in light of the investment advisory services provided, the costs of these services, the profitability of the Adviser's relationship with the Funds and the comparability of the fees paid to the fees paid by other investment companies;

• The nature, quality and extent of the investment advisory services provided by the Adviser, in light of the high quality services provided by the Adviser in its management of the Funds and the Funds' historic performance, including the success of the Funds in achieving stated investment objectives;

• The Adviser's long-standing philosophy of managing the Funds with a focus on principal protection as opposed to higher yields relative to peers, a philosophy noted as being especially relevant in the current market environment and in light of publicized credit quality issues experienced by money market funds across the industry;

• The Adviser's entrepreneurial commitment to the management of the Funds and the creation of a broad-based family of funds, which could entail a substantial commitment of the Adviser's resources to the successful operation of the Funds;

• The Adviser's statements regarding its and its affiliates' commitment to providing additional resources to support the Funds through the current market turmoil, as evidenced, among other things, by the continuing

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payments under a special letter of credit voluntarily extended by the Adviser's parent company to the benefit of the Institutional Money Market Fund;

• The Adviser's representations regarding its staffing and capabilities to manage the Funds, including the retention of personnel with relevant portfolio management experience;

• The Adviser's efforts to enhance investment results by, among other things, developing quality portfolio management teams, committing substantial resources, and implementing a risk management program aimed at measuring, managing and monitoring portfolio risk, and to reduce expenses across the complex; and

• The overall high quality of the personnel, operations, financial condition, investment management capabilities, methodologies and performance of the Adviser.

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37

VF-FIMMF-SEMI (4/09)

The Victory Funds
P.O. Box 182593
Columbus, Ohio 43218-2593

Visit our web site at:	Call Victory at:
www.VictoryConnect.com	800-539-FUND (800-539-3863)

April 30, 2009

Semi Annual Report

Government Reserves Fund

Prime Obligations Fund

Financial Reserves Fund

Tax-Free Money Market Fund

Ohio Municipal Money Market Fund

VictoryConnect.com

News, Information And Education 24 Hours A Day, 7 Days A Week

The Victory Funds site gives fund shareholders, prospective shareholders, and investment professionals a convenient way to access fund information, get guidance, and track fund performance anywhere they can access the Internet. The site includes:

•  Detailed performance records

•  Daily share prices

•  The latest fund news

•  Investment resources to help you become a better investor

•  A section dedicated to investment professionals

Whether you're a potential investor searching for the fund that matches your investment philosophy, a seasoned investor interested in planning tools, or an investment professional, VictoryConnect.com has what you're looking for. Visit us anytime. We're always open.

The Victory Portfolios

Shareholder Letter	3

Financial Statements

Schedules of Portfolio Investments	5

Statements of Assets and Liabilities	26

Statements of Operations	28

Statements of Changes in Net Assets	30

Financial Highlights	34

Notes to Financial Statements	36

Supplemental Information

Trustee and Officer Information	46

Proxy Voting and Form N-Q Information	49

Expense Examples	49

Portfolio Holdings	51

Advisory Contract Renewal	52

The Funds are distributed by Victory Capital Advisers Inc., which is affiliated with KeyCorp and its subsidiaries. Victory Capital Management Inc., a member of the Key financial network, is the investment adviser to the Funds and receives a fee from the Funds for performing services for the Funds.

This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus of the Government Reserves Fund, Prime Obligations Fund, Financial Reserves Fund, Tax-Free Money Market Fund and Ohio Municipal Money Market Fund.

The information in this semi-annual report is based on data obtained from recognized services and sources and is believed to be reliable. Any opinions, projections or recommendations in this report are subject to change without notice and are not intended as individual investment advice. Furthermore, Victory Capital Management Inc. and its affiliates, as agents for their clients, and any of its officers or employees may have a beneficial interest or position in any of the securities mentioned, which may be contrary to any opinion or projection expressed in this report. Past investment performance of markets or securities mention herein should not be considered to be indicative of future results.

An investment in the Funds is not insured or guaranteed by the FDIC or any other government agency. Although the Funds seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Funds.

NOT FDIC INSURED

Shares of the Victory Funds are not insured by the FDIC,
are not deposits or other obligations of, or guaranteed by, KeyCorp, Victory Capital Management Inc., or their affiliates, and are subject to investment risks, including possible loss of the principal amount invested.

Call Victory at:

800-539-FUND (800-539-3863)

Visit our web site at:

www.VictoryConnect.com

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2

Letter to Our Shareholders

"Nowhere to hide" was the theme for 2008. The S&P 500 suffered its worst calendar year since 1931. Volatility reached extreme levels not seen in decades. Despite aggressive monetary and fiscal stimulus, which prompted a number of short-term trading rallies, the overriding path was downward.

In the first quarter of 2009, the market continued its overall decline, but rallied sharply towards the end of the quarter to finish in strong fashion. While the economic backdrop remains challenging, indicators are becoming "less bad" and further government/Federal Reserve intervention has provided a lift to the equity market from oversold levels.

The Federal Reserve, in tandem with the U.S. Government, is using all of its tools in an attempt to stabilize financial markets. While specific details are still being determined, recent announcements of the Term Asset-backed Loan Facility (TALF) and the Public Private Investment Plan (PPIP) programs are gaining more support than previous endeavors. Encouragingly, these efforts are taking place simultaneously in different forms on a global scale. This globally coordinated effort to stabilize financial markets and stimulate economic activity could provide support and eventually work as a catalyst for future growth.

While there are still major headwinds, the market is coming off of its worst period in decades, and as a leading indicator of future activity, has priced-in much of the bad news with several technical indicators also pointing towards a recovery. We at Victory remain constructive on the longer term outlook, albeit cognizant of the short-term risks, and continue to hold to our three-tiered strategic plan for investment management:

1.  Consistent Performance and Investment Quality
Dedicated strategy teams maintain complete investment autonomy and consistently apply transparent, repeatable processes. Reliance on fundamental research ensures high-conviction portfolios, and state-of-the-art risk management tools are employed to ensure ongoing risk monitoring. Finally, value-added trading provides effective execution of investment decisions.

2.  Client Service Excellence
Our approach is simple: communication is complete, honest, and straightforward — our goal is no surprises.

3.  Empowerment, Ownership, and Accountability
Victory has an organizational structure that fosters an environment in which investment professionals thrive, and our compensation plan is built to attract and retain industry-leading talent. Our senior management team is committed to delivering high quality investment products and services.

We appreciate your confidence in the Victory Funds. We continue to closely monitor the possibility of increased regulatory reform wrought by these tumultuous times, and will strive to embrace the programs and adopt the procedures necessary

3

to safeguard our shareholders. If you have questions or would like further information, please feel free to contact us at 1-800-539-3863, or via our Website at www.VictoryConnect.com.

Michael Policarpo

President

The Victory Portfolios

4

The Victory Portfolios  Schedule of Portfolio Investments
Government Reserves Fund  April 30, 2009

(Amounts in Thousands)  (Unaudited)

Security Description	Principal Amount	Value
Commercial Paper (11.0%)
Bank of America Corp. 0.30% (a), 6/25/09	$20,000	$19,991
0.25% (a), 7/27/09	20,000	19,988
0.72%, 8/28/09	20,000	20,000
GE Capital Corp., 0.41% (a), 5/4/09	30,000	29,999
Total Commercial Paper (Amortized Cost $89,978)		89,978
U.S. Government Agency Securities (84.7%)
Fedeal Home Loan Bank, 0.10% (a), 5/22/09	16,500	16,499
Federal Farm Credit Bank 0.37% (b), 8/7/09	15,000	15,000
0.66% (a), 1/5/10	15,000	14,933
0.64% (b), 2/17/10	75,000	75,000
0.89% (b), 3/17/10	50,000	50,000
0.75% (b), 2/17/11	75,000	74,986
Series 1, 0.36% (b), 12/21/09	34,000	33,987
Federal Home Loan Bank 0.15% (a), 5/1/09	27,990	27,990
0.07% (a), 5/4/09	45,000	45,000
0.21% (a), 5/5/09	22,880	22,880
0.18% (a), 7/22/09	60,000	59,975
1.24% (b), 11/20/09	10,000	10,000
0.98% (a), 2/1/10	60,000	59,558
Series 1 1.04% (b), 5/26/09	25,000	25,000
2.65%, 7/2/09	20,000	20,000
1.09% (b), 8/5/09	40,000	40,036
0.71% (a), 12/7/09	10,000	9,957
0.63% (b), 1/22/10	50,000	49,989
Series 2, 1.04% (b), 5/20/09	10,000	10,001
Series 3, 0.69% (b), 8/4/10	25,000	25,000
Federal National Mortgage Assoc., 1.03% (b), 7/13/10	10,000	9,996
Total U.S. Government Agency Securities (Amortized Cost $695,787)		695,787
U.S. Treasury Obligations (4.2%)
U.S. Treasury Bills
1.34% (a), 7/2/09	25,000	24,943
0.59% (a), 4/8/10	10,000	9,944
Total U.S. Treasury Obligations (Amortized Cost $34,887)		34,887
Total Investments (Amortized Cost $820,652) (c) — 99.9%		820,652
Other assets in excess of liabilities — 0.1%		1,057
NET ASSETS — 100.0%		$821,709

(a)  Rate represents the effective yield at purchase.

(b)  Variable or Floating Rate Security. Rate disclosed is as of 4/30/09.

(c)  Represents cost for financial reporting and federal income tax purposes.

See notes to financial statements.

5

The Victory Portfolios  Schedule of Portfolio Investments
Prime Obligations Fund  April 30, 2009

(Amounts in Thousands)  (Unaudited)

Security Description	Principal Amount	Value*
Certificates of Deposit (6.6%)
Barclays Bank PLC NY, 2.01% (a), 1/11/10	$23,000	$23,000
Harris N.A., 0.88% (a), 5/29/09	8,000	8,000
Marshall & Ilsley Bank, 1.42% (a), 7/9/09	8,000	8,000
Wachovia Bank N.A., 1.55% (a), 5/26/09	7,000	6,993
Total Certificates of Deposit (Amortized Cost $45,923)		45,993
Commercial Paper (17.2%)
Bank of America Corp. 0.30% (b), 6/25/09	25,000	24,989
0.25% (b), 7/27/09	10,000	9,994
BNP Paribas Finance, Inc., 0.56% (b), 6/23/09	5,000	4,996
Chevron Funding Corp., 0.43% (b), 5/27/09	5,000	4,998
Credit Suisse First Boston USA, Inc., 1.36% (b), 7/9/09	15,000	14,961
Deere & Co., 0.51% (b), 5/6/09 (c)	2,500	2,500
Deutsche Bank Financial LLC, 0.66% (b), 5/7/09	7,000	6,999
Dexia Delaware LLC, 0.47% (b), 5/1/09	6,000	6,000
Eli Lilly & Co., 0.76% (b), 10/2/09 (c)	10,000	9,968
Honeywell International, Inc., 0.66% (b), 10/27/09 (c)	5,000	4,984
Johnson & Johnson, 0.49% (b), 9/18/09 (c)	3,000	2,994
Northwestern University 0.66% (b), 5/4/09	2,500	2,500
0.41% (b), 7/1/09	6,000	5,996
Praxair, Inc., 0.51% (b), 5/8/09	5,000	5,000
Societe Generale, 0.56% (b), 6/12/09	5,000	4,997
Total Capital Canada Ltd., 0.62% (b), 6/17/09 (c)	7,000	6,994
Total Commercial Paper (Amortized Cost $118,870)		118,870
Corporate Bonds (25.1%)
Bank of America N.A., 1.40% (a), 12/3/09 (c)	6,000	6,000
BellSouth Corp., 4.95%, 4/26/10 (c)	5,000	5,119
Citigroup Funding, Inc., Series D, 0.24% (a), 5/18/09, MTN	6,400	6,393
Countrywide Home Loans, Series K, 5.63%, 7/15/09, MTN	2,600	2,608
Credit Suisse First Boston USA, Inc. 4.70%, 6/1/09	3,000	3,006
Series 2, 0.42% (a), 11/20/09	16,000	15,599
Goldman Sachs Promissory Note, 1.38% (a), 6/23/09 (c)	40,000	40,000
Gryphon Funding Ltd. (d)(e)(f)(g)	12,247	6,613
IBM International Group Capital LLC, 1.47% (a), 3/26/10 (c)	7,000	7,000
Merrill Lynch & Co., Series C, 3.05% (a), 5/20/09, MTN	2,450	2,448
MetLife Global Funding I, 1.40% (a), 5/11/09 (c)	12,000	12,000
Morgan Stanley Series F 1.22% (a), 1/15/10, MTN	5,400	5,280
1.41% (a), 1/15/10	4,750	4,549
4.00%, 1/15/10	2,300	2,284

See notes to financial statements.

6

The Victory Portfolios  Schedule of Portfolio Investments — continued
Prime Obligations Fund  April 30, 2009

(Amounts in Thousands)  (Unaudited)

Security Description	Principal Amount	Value*
National Rural Utilities Cooperative Finance Corp., 1.22% (a), 10/9/09, MTN	$6,000	$5,989
Royal Bank of Scotland PLC, 2.05% (a), 1/12/10 (c)	18,000	18,000
SIV Portfolio (formerly Cheyne Finance LLC), 12/15/07 (d)(e)(g)(h)	6,209	—
Toyota Motor Credit Corp., Series B, 0.56% (a), 5/11/09, MTN	4,000	4,000
UBS AG Stamford, CT, 1.86% (a), 1/13/10, MTN	15,000	15,000
Wachovia Mortgage FSB, 4.13%, 12/15/09	3,900	3,821
Wal-Mart Stores, Inc., 5.75% (a), 6/1/09	8,000	8,020
Total Corporate Bonds (Amortized Cost $178,382)		173,729
Municipal Bonds (13.4%)
California State Department of Water Resources Supply Revenue Series C-5, 0.70% (a), 5/1/22, LOC Dexia Credit Local	5,000	5,000
Series C-1, 1.00% (a), 5/1/22, LOC Dexia Credit Local	8,000	8,000
California Statewide Communities Development Authority Revenue, Redlands Community Hospital, Series B, 0.35% (a), 4/1/29, LOC JPMorgan Chase Bank	5,000	5,000
District of Columbia, Series D, 1.50% (a), 6/1/31, LOC Dexia Credit Local	9,000	9,000
Hudson County New Jersey, BAN, GO, 4.05%, 9/9/09	7,000	7,007
LoanStar Assets Partners LP Student Loan Revenue, Series A 3.00% (a), 2/1/40, LOC State Street B&T Co.	15,000	15,000
3.00% (a), 2/1/41, LOC State Street B&T Co.	15,000	15,000
New York City Housing Development Corp., Multifamily Mortgage Revenue, QFC Owner LLC, Series A, 0.51% (a), 6/1/42, LOC Citibank N.A., AMT	6,000	6,000
Rhode Island Student Loan Authority Revenue, Series C-2, 2.00%, 7/1/48, LOC Dexia Credit Local, AMT	11,700	11,700
San Jose Financing Authority Revenue, Series F, 0.90% (a), 6/1/34, LOC Bank of America N.A.	5,000	5,000
Tulalip Tribes of the Tulalip Reservation Revenue, 0.40% (a), 6/1/19, LOC Wells Fargo Bank N.A.	6,000	6,000
Total Municipal Bonds (Amortized Cost $92,707)		92,707
Repurchase Agreements (18.5%)
Goldman Sachs Group, Inc., 0.16%, 5/1/09 (Date of agreement 4/30/09, Proceeds at maturity $75,000, collateralized by U.S. Government Securities, 2.38%, 1/15/25, market value $76,500)	75,000	75,000
UBS Warburg LLC, 0.15%, 5/1/09 (Date of agreement 4/30/09, Proceeds at maturity $53,000, collateralized by U.S. Government Securities, 6.00%-6.50%, 10/1/37-10/1/38, market value $54,064)	53,000	53,000
Total Repurchase Agreements (Amortized Cost $128,000)		128,000

See notes to financial statements.

7

The Victory Portfolios  Schedule of Portfolio Investments — continued
Prime Obligations Fund  April 30, 2009

(Amounts in Thousands)  (Unaudited)

Security Description	Principal Amount	Value*
U.S. Government Agency Securities (15.1%)
Federal Home Loan Bank, Series 1 1.09% (a), 8/5/09	$7,000	$7,000
2.65%, 7/2/09	10,000	10,000
Federal Home Loan Mortgage Corp. 1.25%, 3/9/10, Callable 5/12/09 @ 100, MTN	20,000	20,000
1.25%, 3/12/10, Callable 5/18/09 @ 100, MTN	10,000	9,998
Federal National Mortgage Assoc. 0.40% (a), 9/3/09	50,000	50,000
1.03% (a), 7/13/10	8,000	7,997
Total U.S. Government Agency Securities (Amortized Cost $104,995)		104,995
U.S. Treasury Obligations (2.6%)
U.S. Treasury Bills 0.31% (b), 11/19/09	10,000	9,983
0.59% (b), 4/8/10	8,000	7,955
Total U.S. Treasury Obligations (Amortized Cost $17,938)		17,938
Other (0.0%)
Irrevocable Letter of Credit with KeyCorp, an affiliate of the Adviser, expires November 6, 2009 (See Note 7 in Notes to Financial Statements)	—	—
Total Other (Amortized Cost $—)		—
Total Investments (Amortized Cost $686,815) — 98.5%		682,232
Other assets in excess of liabilities — 1.5%		10,493
NET ASSETS — 100.0%		$692,725

*  Value represents amortized cost except for security noted with footnote (h).

(a)  Variable or Floating Rate Security. Rate disclosed is as of 4/30/09.

(b)  Rate represents the effective yield at purchase.

(c)  Rule 144A security or other security which is restricted as to resale to institutional investors. The Fund's Adviser has deemed this security to be liquid based upon procedures approved by the Board of Trustees.

(d)  Rule 144A security or other security which is restricted as to resale to institutional investors. The Fund's Adviser has deemed this security to be illiquid based upon procedures approved by the Board of Trustees.

Security	Acquisition Date	Acquisition Cost	Principal Amount	Fair Value	Percent of Net Assets
Gryphon Funding Ltd.	7/17/08	$4,988	$12,247	$6,613	1.0%
SIV Portfolio (formerly Cheyne Finance LLC), 11/5/07	10/24/06	6,205	6,209	—	—

See notes to financial statements.

8

The Victory Portfolios  Schedule of Portfolio Investments — continued
Prime Obligations Fund  April 30, 2009

(Amounts in Thousands)  (Unaudited)

(e)  Security is issued by a structured investment vehicle.

(f)  Non-income producing security.

(g)  Supported by an Irrevocable Letter of Credit with KeyCorp, an affiliate of the Adviser, as discussed more fully in Note 7 to the Notes to Financial Statements. Security is fair valued in accordance with procedures approved by the Board of Trustees and represents 1.0% of net assets as of 4/30/09.

(h)  Security is in default.

AMT — Subject to alternative minimum tax

BAN — Bond Anticipation Note

GO — General Obligation

LLC — Limited Liability Co.

LOC — Letter of Credit

LP — Limited Partnership

MTN — Medium Term Note

PLC — Public Liability Co.

See notes to financial statements.

9

The Victory Portfolios  Schedule of Portfolio Investments
Financial Reserves Fund  April 30, 2009

(Amounts in Thousands)  (Unaudited)

Security Description	Principal Amount	Value*
Certificates of Deposit (5.8%)
Barclays Bank PLC NY, 2.01% (a), 1/11/10	$20,000	$20,000
Harris N.A., 0.88% (a), 5/29/09	5,000	5,000
Marshall & Ilsley Bank, 1.42% (a), 7/9/09	5,000	5,000
Wachovia Bank N.A., 1.55% (a), 5/26/09	6,000	5,994
Total Certificates of Deposit (Amortized Cost $35,934)		35,994
Commercial Paper (21.4%)
Bank of America Corp. 0.30% (b), 6/25/09	20,000	19,991
0.25% (b), 7/27/09	5,000	4,997
BNP Paribas Finance, Inc., 0.56% (b), 6/23/09	5,000	4,996
Chevron Funding Corp., 0.43% (b), 5/27/09	5,000	4,998
Credit Suisse First Boston USA, Inc., 1.36% (b), 7/9/09	20,000	19,948
Deere & Co., 0.51% (b), 5/6/09 (c)	2,500	2,500
Deutsche Bank Financial LLC, 0.66% (b), 5/7/09	7,000	6,999
Dexia Delaware LLC, 0.47% (b), 5/1/09	5,000	5,000
Eli Lilly & Co., 0.76% (b), 10/2/09 (c)	20,000	19,936
GE Capital Corp., 0.60% (b), 7/6/09	10,000	9,989
Honeywell International, Inc., 0.66% (b), 10/27/09 (c)	4,000	3,987
Johnson & Johnson, 0.49% (b), 9/18/09 (c)	3,000	2,994
Northwestern University 0.66% (b), 5/4/09	2,500	2,500
0.41% (b), 7/1/09	5,000	4,997
Paccar Financial Corp., 0.50% (b), 5/7/09	3,000	3,000
Praxair, Inc., 0.51% (b), 5/8/09	5,000	5,000
Societe Generale, 0.56% (b), 6/12/09	4,000	3,997
Total Capital Canada Ltd., 0.62% (b), 6/17/09 (c)	6,000	5,995
Total Commercial Paper (Amortized Cost $131,824)		131,824
Corporate Bonds (27.0%)
Bank of America N.A., 1.40% (a), 12/3/09 (c)	3,000	3,000
BellSouth Corp., 4.23%, 4/26/10 (c)	4,000	4,096
Citigroup Funding, Inc., Series D, 0.24% (a), 5/18/09, MTN	5,700	5,693
Countrywide Home Loans, Series K, 5.63%, 7/15/09, MTN	2,400	2,408
Credit Suisse First Boston USA, Inc. 4.70%, 6/1/09	3,000	3,006
Series 2, 0.32% (a), 11/20/09	9,000	8,774
Goldman Sachs Group, Inc., Series B, 1.32% (a), 11/16/09, MTN	5,000	4,715
Goldman Sachs Promissory Note, 1.38% (a), 6/23/09 (c)	50,000	50,000
Gryphon Funding Ltd. (d)(e)(f)(g)	3,827	2,067
IBM International Group Capital LLC, 1.47% (a), 3/26/10 (c)	4,000	4,000
Merrill Lynch & Co., Series C, 3.05% (a), 5/20/09, MTN	2,330	2,328
MetLife Global Funding I, 1.40% (a), 5/11/09 (c)	8,000	8,000
Morgan Stanley Series F 1.22% (a), 1/15/10, MTN	4,800	4,693
1.41% (a), 1/15/10	4,250	4,070
4.00%, 1/15/10	2,500	2,482

See notes to financial statements.

10

The Victory Portfolios  Schedule of Portfolio Investments — continued
Financial Reserves Fund  April 30, 2009

(Amounts in Thousands)  (Unaudited)

Security Description	Principal Amount	Value*
National Rural Utilities Cooperative Finance Corp., 1.22% (a), 10/9/09, MTN	$4,000	$3,993
Royal Bank of Scotland PLC, 2.05% (a), 1/12/10 (c)	25,000	25,000
SIV Portfolio (formerly Cheyne Finance LLC), 12/15/07 (d)(f)(g)(h)	1,940	—
Toyota Motor Credit Corp., Series B, 0.56% (a), 5/11/09, MTN	3,000	3,000
UBS AG Stamford, CT, 1.86% (a), 1/13/10, MTN	17,000	17,000
Wachovia Mortgage FSB, 4.13%, 12/15/09	3,000	2,939
Wal-Mart Stores, Inc., 5.75% (a), 6/1/09	5,000	5,012
Total Corporate Bonds (Amortized Cost $167,768)		166,276
Municipal Bonds (12.2%)
California State Department of Water Resources Supply Revenue Series C-5, 0.70% (a), 5/1/22, LOC Dexia Credit Local	4,000	4,000
Series C-1, 1.00% (a), 5/1/22, LOC Dexia Credit Local	7,000	7,000
California Statewide Communities Development Authority Revenue, Redlands Community Hospital, Series B, 0.35% (a), 4/1/29, LOC JPMorgan Chase Bank	5,000	5,000
District of Columbia, Series D, 1.50% (a), 6/1/31, LOC Dexia Credit Local	8,000	8,000
Hudson County New Jersey, BAN, GO, 4.05%, 9/9/09	4,000	4,004
LoanStar Assets Partners LP Student Loan Revenue, Series A 3.00% (a), 2/1/40, LOC State Street B&T Co.	10,000	10,000
3.00% (a), 2/1/41, LOC State Street B&T Co.	12,000	12,000
New York City Housing Development Corp., Multifamily Mortgage Revenue, QFC Owner LLC, Series A, 0.51% (a), 6/1/42, LOC Citibank N.A., AMT	5,000	5,000
Rhode Island Student Loan Authority Revenue, Series C-2, 2.00% (a), 7/1/48, LOC Dexia Credit Local, AMT	10,500	10,500
San Jose Financing Authority Revenue, Series F, 0.90% (a), 6/1/34, LOC Bank of America N.A.	4,000	4,000
Tulalip Tribes of the Tulalip Reservation Revenue, 0.40% (a), 6/1/19, LOC Wells Fargo Bank N.A.	6,000	6,000
Total Municipal Bonds (Amortized Cost $75,504)		75,504
U.S. Government Agency Securities (14.4%)
Federal Farm Credit Bank, Series 1, 0.36% (a), 12/21/09	16,000	15,994
Federal Home Loan Bank, Series 1 1.09% (a), 8/5/09	5,000	5,000
2.65%, 7/2/09	6,000	6,000
Federal Home Loan Mortgage Corp. 1.25%, 3/9/10, Callable 5/12/09 @ 100, MTN	15,000	15,000
1.25%, 3/12/10, Callable 5/18/09 @ 100, MTN	10,000	9,998
Federal National Mortgage Assoc. 0.40% (a), 9/3/09	30,000	30,000
1.03% (a), 7/13/10	7,000	6,997
Total U.S. Government Agency Securities (Amortized Cost $88,989)		88,989

See notes to financial statements.

11

The Victory Portfolios  Schedule of Portfolio Investments — continued
Financial Reserves Fund  April 30, 2009

(Amounts in Thousands)  (Unaudited)

Security Description	Principal Amount	Value*
Repurchase Agreements (15.2%)
Goldman Sachs Group, Inc., 0.16%, 5/1/09 (Date of agreement 4/30/09, Proceeds at maturity $75,000, collateralized by U.S. Treasury Bonds, 2.38%, 1/15/25, market value $76,500)	$75,000	$75,000
UBS Warburg LLC, 0.15%, 5/1/09 (Date of agreement 4/30/09, Proceeds at maturity $18,900, collateralized by U.S. Government Securities, 6.50%, 8/1/37, market value $19,281)	18,900	18,900
Total Repurchase Agreements (Amortized Cost $93,900)		93,900
U.S. Treasury Obligations (2.4%)
U.S. Treasury Bills 0.31% (b), 11/19/09	10,000	9,983
0.59% (b), 4/8/10	5,000	4,972
Total U.S. Treasury Obligations (Amortized Cost $14,955)		14,955
Other (0.0%)
Irrevocable Letter of Credit with KeyCorp, an affiliate of the Adviser, expires November 6, 2009 (See Note 7 in Notes to Financial Statements)	—	—
Total Other (Amortized Cost $—)		—
Total Investments (Amortized Cost $608,874) — 98.4%		607,442
Other assets in excess of liabilities — 1.6%		9,625
NET ASSETS — 100.0%		$617,067

*  Value represents amortized cost except for security noted with footnote (f).

(a)  Variable or Floating Rate Security. Rate disclosed is as of 4/30/09.

(b)  Rate represents the effective yield at purchase.

(c)  Rule 144A security or other security which is restricted as to resale to institutional investors. The Fund's Adviser has deemed this security to be liquid based upon procedures approved by the Board of Trustees.

(d)  Security is issued by a structured investment vehicle.

(e)  Non-income producing security.

(f)  Security is covered by an Irrevocable Letter of Credit with KeyCorp, an affiliate of the Adviser as discussed more fully in Note 7 to the Notes to Financial Statements. Security is fair valued in accordance with procedures adopted by the Board of Trustees and represents 0.3% of net assets as of 4/30/09.

(g)  Rule 144A security or other security which is restricted as to resale to institutional investors. The Fund's Adviser has deemed this security to be illiquid based upon procedures approved by the Board of Trustees.

Security	Acquisition Date	Acquisition Cost	Principal Amount	Value	Percent of Net Assets
Gryphon Funding Ltd.	7/17/08	$1,559	$3,827	$2,067	0.3%
SIV Portfolio (formerly Cheyne Finance LLC), 11/5/07	10/24/06	1,939	1,940	—	—

See notes to financial statements.

12

The Victory Portfolios  Schedule of Portfolio Investments — continued
Financial Reserves Fund  April 30, 2009

(Amounts in Thousands)  (Unaudited)

(h)  Security is in default.

AMT — Subject to alternative minimum tax

BAN — Bond Anticipation Note

GO — General Obligation

LLC — Limited Liability Co.

LOC — Letter of Credit

LP — Limited Partnership

MTN — Medium Term Note

PLC — Public Liability Co.

See notes to financial statements.

13

The Victory Portfolios  Schedule of Portfolio Investments
Tax-Free Money Market Fund  April 30, 2009

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Principal Amount	Value
Municipal Bonds (90.3%)
Alabama (0.9%):
Mobile Industrial Development Board Dock & Wharf Revenue, Holnam, Inc. Project, Series A, 0.50% (a), 6/1/32, LOC Bayerische Landesbank	$3,200	$3,200
Arizona (0.6%):
Salt River Pima-Maricopa Indian Community Revenue, 0.50% (a), 10/1/25, LOC Bank of America N.A.	2,000	2,000
California (1.4%):
State Department of Water Resources Supply Revenue, Sub-Series I2, 0.25% (a), 5/1/22, LOC Landesbank Hessen-Thueringen Girozentrale	590	590
Statewide Communities Development Authority Revenue, Sea Crest School, Inc., 0.47% (a), 8/1/38, LOC Comerica Bank	4,500	4,500
		5,090
Colorado (3.4%):
Colorado Educational & Cultural Facilities Authority Revenue, Milwaukee Jewish Federation, Inc., Series D3, 0.50% (a), 12/1/37, LOC JPMorgan Chase Bank	1,100	1,100
Commerce City, Northern Infrastructure General Improvement, GO, 0.63% (a), 12/1/28, LOC U.S. Bank N.A.	5,000	5,000
Educational & Cultural Facilities Authority Revenue, National Jewish Federation Program, Series D6, 0.50% (a), 9/1/38, LOC JPMorgan Chase Bank	1,800	1,800
Health Facilities Authority Revenue, Craig Hospital Project, 0.47% (a), 12/1/20, LOC Wells Fargo Bank N.A.	4,270	4,270
		12,170
Delaware (0.8%):
State Economic Development Authority Revenue, YMCA Delaware Project, 0.48% (a), 5/1/36, LOC PNC Bank N.A.	3,000	3,000
District of Columbia (4.4%):
District of Columbia, GO, Series C, 2.00% (a), 6/1/27, LOC Dexia Credit Local	15,450	15,450
State Revenue, Lowell School, Inc. Project, 0.72% (a), 10/1/23, LOC Wachovia Bank N.A.	300	300
		15,750
Florida (4.2%):
Broward County Educational Facilities Authority Revenue, Nova Southeastern, Series C, 0.39% (a), 4/1/24, LOC Bank of America N.A.	700	700
Florida Development Finance Corp. Industrial Development Revenue, 4504 30th Street West LLC Project, 0.81% (a), 9/1/27, LOC Branch Banking & Trust, AMT	3,250	3,250
Hillsborough County Industrial Development Authority Revenue, Tampa Metropolitan Area YMCA, Inc. Project, 0.52% (a), 3/1/25, LOC Bank of America N.A.	3,350	3,350

See notes to financial statements.

14

The Victory Portfolios  Schedule of Portfolio Investments — continued
Tax-Free Money Market Fund  April 30, 2009

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Principal Amount	Value
Miami-Dade County Educational Facilities Authority Revenue, Florida Memorial College Project, 0.50% (a), 10/1/27, LOC Bank of America N.A.	$2,205	$2,205
Orange County Industrial Development Authority Revenue, Lake Highland School, Inc., 0.50% (a), 8/1/32, LOC Bank of America N.A.	1,450	1,450
Sunshine State Government Financing Commission Revenue, 1.55% (a), 7/1/16, LOC Dexia Credit Local	3,900	3,900
		14,855
Georgia (1.6%):
Jasper County Development Authority Industrial Development Revenue, Permatherm, Inc. Project, 0.81% (a), 10/1/22, LOC Branch Banking & Trust, AMT	2,155	2,155
Middle Coastal Unified Development District Authority Revenue, YMCA of Coastal Georgia Project, 0.50% (a), 8/1/30, LOC Bank of America N.A.	3,700	3,700
		5,855
Idaho (1.0%):
Hailey Industrial Development Corp. Revenue, Rocky Mountain Hardware, Inc. Project, 0.72% (a), 9/1/31, LOC Wells Fargo Bank N.A., AMT	1,690	1,690
Power County Pollution Control Revenue, FMC Corp. Project, 0.50% (a), 12/1/10, LOC Wachovia Bank N.A.	2,000	2,000
		3,690
Illinois (9.3%):
Chicago O'Hare International Airport Revenue, Series D, 1.40% (a), 1/1/35, LOC Dexia Credit Local	4,000	4,000
Development Finance Authority, IDR, Industrial Steel Construction, Inc. Project, 1.63% (a), 7/15/23, LOC Bank One N.A., AMT (b)	2,710	2,710
Finance Authority Educational Facility Revenue, Erikson Institute Project, 0.50% (a), 11/1/37, LOC LaSalle Bank N.A.	2,500	2,500
Finance Authority Revenue, YMCA Metro Chicago Project, 0.48% (a), 6/1/34, LOC Harris Trust & Savings Bank	5,000	5,000
Galesburg, Knox College Project, 0.50% (a), 3/1/31, LOC LaSalle National Bank N.A.	5,000	5,000
Glendale Heights, IDR, Hudapack Metal Project, 1.63% (a), 9/1/18, LOC Bank One Wisconsin, AMT	1,765	1,765
Hanover Park, IDR, Spectra-Tech, Inc. Project, 1.15% (a), 8/1/17, LOC Harris Trust & Savings Bank, AMT	785	785
Health Facilities Authority Revenue, Riverside Health System, Series B, 0.48% (a), 11/15/16, LOC LaSalle National Bank N.A.	3,665	3,665
International Port District Revenue, 2.65% (a), 1/1/23, LOC LaSalle National Bank N.A.	2,000	2,000
Lake County, IDR, Northpoint Associates LLC Project, 0.63% (a), 7/1/29, LOC Northern Trust Co., AMT	2,200	2,200

See notes to financial statements.

15

The Victory Portfolios  Schedule of Portfolio Investments — continued
Tax-Free Money Market Fund  April 30, 2009

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Principal Amount	Value
West Chicago, IDR, Liquid Container Project, 0.63% (a), 3/1/15, LOC Bank of America N.A.	$2,325	$2,325
Yorkville, IDR, Wheaton & Co., Inc. Project, 1.63% (a), 4/1/16, LOC Bank One N.A., AMT (b)	1,200	1,200
		33,150
Indiana (7.4%):
Elkhart County, EDR, Hinsdale Farms Ltd. Project, 1.63% (a), 10/1/17, LOC Bank One N.A., AMT	1,875	1,875
Fort Wayne, EDR, PHD, Inc. Project, 1.63% (a), 5/1/15, LOC Wells Fargo Bank N.A., AMT	1,600	1,600
Hammond, EDR, Douglas Pointe III Associates LLC, Series A, 0.90% (a), 4/1/31, LOC Federal Home Loan Bank, AMT	2,735	2,735
Health Facility Financing Authority Revenue, Clark Memorial Hospital Project, 0.48% (a), 12/1/21, LOC JPMorgan Chase Bank	3,020	3,020
Health Facility Financing Authority Revenue, Crossroads Rehabilitation Center Project, 2.85% (a), 7/1/24, LOC Bank One N.A.	1,610	1,610
Municipal Power Agency, Power Supply Systems Revenue, Series A, 1.40% (a), 1/1/18, LOC Dexia Credit Local	2,000	2,000
Noblesville, Rivers Edge Apartments Project, 0.98% (a), 7/1/22, LOC Bank One Indianapolis (b)	2,205	2,205
State Development Finance Authority Revenue, EDR, Bhar Associates, Inc. Project, 1.63% (a), 8/1/16, LOC Bank One Indiana N.A., AMT	985	985
State Development Finance Authority Revenue, Educational Facilities, Model Aeronautics, 0.98% (a), 1/1/21, LOC Bank One Indiana N.A.	2,800	2,800
State Educational Facilities Authority Revenue, Wesleyan University Project, Series B, 0.55% (a), 6/1/28, LOC Bank of America N.A.	7,550	7,550
		26,380
Iowa (1.0%):
Finance Authority Health Facilities Revenue, Health System, Series A, 0.45% (a), 2/15/35, LOC JPMorgan Chase Bank	600	600
Higher Education Loan Authority Revenue, Private College Facility, Graceland College Project, 0.50% (a), 2/1/33, LOC Bank of America N.A.	2,830	2,830
		3,430
Kentucky (2.8%):
Fulton County Industrial Building Revenue, Burke-Parsons-Bowlby Corp., 0.66% (a), 7/1/26, LOC Branch Banking & Trust, AMT	3,900	3,900
Laurel County Revenue, Bluegrass holdings LLC, Series A, 0.62% (a), 5/1/33, LOC Wells Fargo Bank N.A., AMT	2,000	2,000
Williamstown League of Cities Funding Trust Lease Revenue, Series A, 0.52% (a), 7/1/38, LOC U.S. Bank N.A.	3,980	3,980
		9,880

See notes to financial statements.

16

The Victory Portfolios  Schedule of Portfolio Investments — continued
Tax-Free Money Market Fund  April 30, 2009

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Principal Amount	Value
Maine (0.8%):
Auburn Revenue Obligation Securities, Morse Brothers, Inc. Project, 0.77% (a), 6/1/21, LOC Bank of America N.A., AMT	$2,890	$2,890
Maryland (1.6%):
State Economic Development Corp., EDR, Maryland Soccer Foundation, Inc. Project, 0.50% (a), 11/1/25, LOC Bank of America N.A.	2,435	2,435
State Health & Higher Educational Facilities Authority Revenue, Glen Meadows Retirement Community, Series A, 0.68% (a), 7/1/29, LOC Wachovia Bank N.A.	3,340	3,340
		5,775
Massachusetts (0.6%):
State Industrial Finance Agency, IDR, L.B. Foster Co., 1.00% (a), 3/1/13, LOC PNC Bank N.A., AMT	2,045	2,045
Michigan (1.9%):
State Hospital Financial Authority Revenue, Crittention Hospital Medical Center, Series A, 0.70% (a), 3/1/30, LOC Comerica Bank	5,900	5,900
State Strategic Fund Limited Obligation Revenue, Non-Ferrous Cast Alloys Project, 1.63% (a), 3/1/19, LOC Bank One Michigan, AMT	800	800
		6,700
Minnesota (1.4%):
New Brighton, IDR, Donatelle Holdings Project, 0.72% (a), 5/1/12, LOC Wells Fargo Bank N.A., AMT	1,325	1,325
State Higher Education Facilities Authority Revenue, University of St. Thomas, Series 5Z, 0.51% (a), 10/1/29, LOC Comerica Bank	3,500	3,500
		4,825
Missouri (3.8%):
Kansas City Special Obligation, Series F, 1.40% (a), 4/15/25, LOC Dexia Credit Local	2,000	2,000
Kansas City, IDR, Century Avenue Association, 1.25% (a), 12/1/11, LOC Bank of America N.A., AMT	4,900	4,900
St. Charles County Industrial Development Authority Revenue, Cedar Ridge Project, 0.52% (a), 5/15/31, FNMA	1,480	1,480
State Health & Educational Facilities Authority Revenue, Assemblies of God College, 0.50% (a), 5/1/26, LOC Bank of America N.A.	2,595	2,595
State Health & Educational Facilities Authority Revenue, Deaconess Long Term Care, Series B, 0.50% (a), 5/15/30, LOC JPMorgan Chase Bank	2,725	2,725
		13,700

See notes to financial statements.

17

The Victory Portfolios  Schedule of Portfolio Investments — continued
Tax-Free Money Market Fund  April 30, 2009

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Principal Amount	Value
Montana (0.9%):
State Board of Investment Ltd. Obligation, Gainey Foundation, 0.81% (a), 9/1/14, LOC Comerica Bank	$3,290	$3,290
New Jersey (1.0%):
Economic Development Authority Revenue, Visiting Nurse Association, 0.47% (a), 6/1/31, LOC Sun Bank N.A.	3,600	3,600
New York (6.2%):
Dutchess County Industrial Development Agency, Marist College, Series A, 0.49% (a), 7/1/38, LOC TD Bank N.A.	4,500	4,500
Long Island Power Authority, Electricity Systems Revenue, Series 2 Sub-Series 2B, 0.42% (a), 5/1/33, LOC Bayerische Landesbank	9,605	9,605
New York, GO, Sub-Series A4, 0.40% (a), 8/1/22, LOC Bayerische Landesbank	3,000	3,000
New York State Dormitory Authority Revenue, State Supported Debt, University of New York, Series D, 0.44% (a), 7/1/31, LOC TD Bank N.A.	5,000	5,000
		22,105
North Carolina (2.5%):
Capital Facilities Finance Agency Revenue, Goodwill Industries of Central North Carolina, Inc., 0.52% (a), 12/1/24, LOC Bank of America N.A.	1,265	1,265
Medical Care Commission Health Care Facilities Revenue, First Mortgage Friends Homes, 0.55% (a), 9/1/33, LOC Bank of America N.A.	4,900	4,900
North Carolina Housing Finance Agency Revenue, Appalachian Student Housing Corp., Series A, 0.68% (a), 7/1/31, LOC Wachovia Bank N.A.	2,765	2,765
		8,930
Ohio (5.7%):
Allen County, Hospital Facilities Revenue, Catholic Healthcare, Series D, 0.55% (a), 10/1/31, LOC Wachovia Bank N.A.	3,000	3,000
Canal Winchester Local School District, GO, BAN, Series B, 3.63%, 11/24/09	255	256
Canal Winchester Local School District, School Facilities Construction, GO, BAN, Series A, 3.63%, 11/24/09	2,845	2,859
Hancock County, GO, BAN, Series 2, 3.50%, 11/5/09	3,649	3,663
Lyndhurst Economic Development Revenue, Hawken School Project, 0.48% (a), 5/1/27, LOC National City Bank	5,000	5,000
Montgomery Country Cultural Facilities Revenue, Dayton Art Institute Project, 0.53% (a), 9/1/21, LOC U.S. Bank N.A.	3,160	3,160
Muskingum County, GO, BAN, 2.38%, 9/24/09	1,225	1,227

See notes to financial statements.

18

The Victory Portfolios  Schedule of Portfolio Investments — continued
Tax-Free Money Market Fund  April 30, 2009

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Principal Amount	Value
State Solid Waste Revenue, BP Exploration & Oil Project, 0.45% (a), 8/1/34, AMT	$50	$50
Tallmadge, Rec Improvement, GO, BAN, 2.50%, 6/4/09	1,300	1,300
		20,515
Oregon (0.8%):
Oregon State Health Housing Educational & Cultural Facilities Authority Revenue, Sacred Heart Medical Center, 0.40% (a), 11/1/28	1,500	1,500
Port of Portland, IDR, Ash Grove Cement Co. Project, 0.55% (a), 10/1/09, LOC Bank of America N.A.	1,350	1,350
		2,850
Pennsylvania (6.4%):
Allegheny County Industrial Development Authority Healthcare Revenue, Vincentian Collaborative, Series B, 2.10%, 6/1/38, LOC PNC Bank N.A.	5,000	5,000
Allegheny County Industrial Development Authority Revenue, Oakland Catholic High School, 0.48% (a), 6/1/38, LOC PNC Bank N.A.	2,125	2,125
Benzinger Township Hospital Authority, Elk Regional Health System, 0.48% (a), 12/1/30, LOC PNC Bank N.A.	1,400	1,400
Delaware Valley Regional Financial Authority Revenue Series A, 0.50% (a), 12/1/19, LOC Bayerische Landesbank	3,400	3,400
Series B, 0.50% (a), 12/1/20, LOC Bayerische Landesbank	3,100	3,100
Economic Development Financing Authority Revenue, Philadelphia Area, Series J1, 0.48% (a), 11/1/30, LOC PNC Bank N.A.	1,700	1,700
Emmaus General Authority Revenue, Series H21, 0.40% (a), 3/1/24, LOC U.S. Bank N.A.	1,500	1,500
Luzerne County, IDR, YMCA Wilkes-Barre Project, 0.53% (a), 10/1/31, LOC PNC Bank N.A.	4,435	4,435
		22,660
Rhode Island (0.6%):
State Health & Educational Building Corp. Revenue, Hospital Financing, Care New England Health System, Series B, 0.40% (a), 9/1/37, LOC JPMorgan Chase Bank	2,110	2,110
South Carolina (2.9%):
Jobs Economic Development Authority, EDR, Community YMCA of Rock Hill Project, 0.50% (a), 11/1/24, LOC Bank of America N.A.	2,725	2,725
Jobs Economic Development Authority, IDR, Abraham Industries LLC Project, 1.00% (a), 5/1/14, LOC PNC Bank N.A., AMT	575	575
North Charleston Certificates of Participation, Public Facilities Convention Project, 0.55% (a), 9/1/19, LOC Bank of America N.A.	3,100	3,100

See notes to financial statements.

19

The Victory Portfolios  Schedule of Portfolio Investments — continued
Tax-Free Money Market Fund  April 30, 2009

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Principal Amount	Value
South Carolina Jobs Economic Development Authority Revenue, Wuref Development LLC Project, Series A, 0.52% (a), 7/1/33, LOC Wachovia Bank N.A.	$4,110	$4,110
		10,510
Tennessee (1.3%):
Chattanooga Health Educational & Housing Facility Board Revenue, Siskin Hospital for Physical Rehabilitation, Inc. Project, 0.45% (a), 6/1/28, LOC Bank of America N.A.	1,200	1,200
Hamilton County Industrial Development Board, IDR, Tennessee Aquarium, 0.50% (a), 3/1/15, LOC Bank of America N.A. (b)	3,400	3,400
		4,600
Texas (1.7%):
Harris County Cultural Education Facilities, Financial Corp. Special Facilities Revenue, Medical Center, Series A, 0.45% (a), 9/1/31, LOC JPMorgan Chase Bank	1,200	1,200
Northside Independent School District, GO, Series A, 2.00%, 8/1/33, Callable 2/1/09 @ 100, PSF-GTD	4,500	4,500
Southwest Higher Education Authority, Inc. Revenue, Southern Methodist University, 0.50% (a), 7/1/15, LOC Landesbank Hessen-Thueringen Girozentrale	400	400
		6,100
Utah (0.7%):
Emery County Pollution Control Revenue, Pacificorp Project, 0.48% (a), 7/1/15, LOC BNP Paribas	2,400	2,400
Virginia (0.6%):
Virginia Small Business Financing Authority Revenue, Industrial Development, BSL LLC Project, 0.66% (a), 7/1/24, LOC Branch Banking & Trust, AMT	2,180	2,180
Washington (5.2%):
King County Housing Authority Revenue, Landmark Apartments Project, 0.50% (a), 7/1/42, LOC Bank of America NT & S.A.	3,200	3,200
Port Vancouver Revenue, United Grain Corp., Series 84B, 0.55% (a), 12/1/09, LOC Bank of America N.A.	4,885	4,885
State Housing Finance Commission Nonprofit Housing Revenue, Nikkei Concerns Project, 0.47% (a), 10/1/19, LOC U.S. Bank N.A.	3,295	3,295
Washington State Economic Develpoment Finance Authority Revenue, Woods Realty LLC Project, Series D, 0.62% (a), 1/1/33, LOC U.S. Bank N.A., AMT	7,000	7,000
		18,380
West Virginia (1.3%):
Weirton Municipal Hospital Building Commission Hospital Revenue, Weirton Medical Center, Inc., 0.48% (a), 12/1/31, LOC PNC Bank N.A.	4,715	4,715

See notes to financial statements.

20

The Victory Portfolios  Schedule of Portfolio Investments — continued
Tax-Free Money Market Fund  April 30, 2009

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Shares or Principal Amount	Value
Wisconsin (3.6%):
Fort Atkinson, IDR, Lorman Iron & Metal, 3.13% (a), 12/1/11, LOC Bank One N.A., AMT	$480	$480
Franklin Public School District, Tax & Revenue Anticipation Promissory Notes, 4.00%, 9/11/09	3,200	3,204
Lawrence, IDR, R. Lewis & R. Lewis LLC Project, 1.63% (a), 8/1/27, LOC Bank One N.A., AMT	1,000	1,000
Maple Dale-Indian Hill School District, GO, Tax & Revenue Anticipation Promissory Notes, 2.50%, 8/27/09	3,000	3,005
Marinette School District, GO, Tax & Revenue Anticipation Promissory Notes, 3.75%, 8/7/09	2,000	2,002
Minocqua Hazelhurst Joint School District No. 1, GO, Tax & Revenue Anticipation Promissory Notes, 2.45%, 10/8/09	1,000	1,000
Wisconsin Rapids School District, Revenue, Tax & Revenue Anticipation Promissory Notes, 3.50%, 9/22/09	2,000	2,004
		12,695
Total Municipal Bonds (Amortized Cost $322,025)		322,025
Investment Companies (4.0%)
AIM Tax Free Money Market Fund, 0.53%(c)	14,270,130	14,270
Total Investment Companies (Amortized Cost $14,270)		14,270
Total Investments (Amortized Cost $336,295) — 94.3%		336,295
Other assets in excess of liabilities — 5.7%		20,322
NET ASSETS — 100.0%		$356,617

(a)  Variable or Floating Rate Security. Rate disclosed is as of 4/30/09.

(b)  Rule 144A security or other security which is restricted as to resale to institutional investors. The Fund's Adviser has deemed this security to be liquid based upon procedures approved by the Board of Trustees.

(c)  Rate periodically changes. Rate disclosed is the daily yield on 4/30/09.

AMT — Subject to alternative minimum tax

BAN — Bond Anticipation Note

EDR — Economic Development Revenue

FNMA — Insured by Federal National Mortgage Association

GO — General Obligation

IDR — Industrial Development Revenue

LLC — Limited Liability Co.

LOC — Letter of Credit

PSF-GTD — Public School Fund Guaranteed

See notes to financial statements.

21

The Victory Portfolios  Schedule of Portfolio Investments
Ohio Municipal Money Market Fund  April 30, 2009

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Principal Amount	Value
Municipal Bonds (92.8%)
Ohio (92.8%):
Akron Bath Copley, Joint Township Hospital District Revenue, Hospital Facilities, Summa Health Systems, Series B, 0.50% (a), 11/1/34, LOC Bank One N.A.	$12,060	$12,060
Allen County, Hospital Facilities Revenue, Catholic Healthcare, Series D, 0.55% (a), 10/1/31, LOC Wachovia Bank N.A.	6,250	6,250
Allen County, Hospital Facilities Revenue, Catholic Healthcare Partners Series B, 0.45% (a), 10/1/31, LOC JPMorgan Chase & Co	850	850
Series C, 0.45% (a), 10/1/31, LOC Wachovia Bank N.A.	3,650	3,650
Series A, 0.45% (a), 10/1/31, LOC Bank of America N.A.	7,835	7,835
Beachwood, Building Acquisition, GO, BAN, 2.25%, 12/3/09	1,000	1,003
Beavercreek City School District, School Improvement, GO, BAN, 2.00%, 8/18/09	3,000	3,007
Buckeye Valley Local School District Delaware County, School Facilities Construction, GO, BAN, 2.00%, 6/23/09	7,500	7,508
Butler County Revenue, Lakota Family YMCA, 0.48% (a), 5/1/27, LOC PNC Bank N.A.	2,000	2,000
Butler County, GO, BAN, 3.75%, 8/6/09, AMT	1,965	1,969
Butler County, Health Care Facilities Revenue, Colonial Senior Services, Inc. Project, 0.53% (a), 7/1/24, LOC U.S. Bank N.A.	3,650	3,650
Butler County, Health Care Facilities Revenue, Lifesphere Project, 0.50% (a), 5/1/30, LOC U.S. Bank N.A.	5,605	5,605
Butler County, Port Authority Economic Development Facilities Revenue, Refunding & Improvement, Great Miami Valley, 0.43% (a), 9/1/37, LOC JPMorgan Chase Bank	8,380	8,380
Cleveland Airport System Revenue, Series A, 0.56% (a), 1/1/27, LOC Wachovia Bank N.A., AMT	14,900	14,900
Cleveland-Cuyahoga County, Port Authority Revenue, Carnegie/89th Garage Project, 0.38% (a), 1/1/37, LOC JPMorgan Chase Bank	4,575	4,575
Columbus Regional Airport Authority Capital Funding Revenue, OASBO Program, Series A, 0.51% (a), 3/1/34, LOC U.S. Bank N.A.	2,060	2,060
Columbus, GO, Series B, 5.00%, 7/1/09	1,000	1,007
Coshocton County, Memorial Hospital Project Revenue, 0.93% (a), 3/1/17, LOC Bank One Columbus N.A.	1,780	1,780
Cuyahoga County, IDR, Progressive Plastics Project, 3.03% (a), 11/1/13, LOC Bank One Columbus N.A., AMT	415	415
Darke County, GO, BAN, 2.50%, 6/17/09	1,750	1,751
Dublin City School District, School Construction, GO, BAN, 2.00%, 5/28/09	2,700	2,702
Englewood, IDR, YMCA Dayton Project, Series A, 0.93% (a), 3/1/27, LOC Bank One N.A.	3,525	3,525
Erie County, Health Care Facilities Revenue, Series B, 0.64% (a), 10/1/21, LOC Bank One N.A.	3,645	3,645
Forest Park, GO, BAN, 4.30%, 11/3/09	1,750	1,755

See notes to financial statements.

22

The Victory Portfolios  Schedule of Portfolio Investments — continued
Ohio Municipal Money Market Fund  April 30, 2009

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Principal Amount	Value
Franklin County, EDR, Columbus Electric Funded Project, 0.53% (a), 4/1/21, LOC Bank One N.A.	$1,150	$1,150
Franklin County, Health Care Facilities Revenue, Friendship Village of Dublin, Series B, 0.47% (a), 11/1/34, LOC LaSalle National Bank N.A.	8,800	8,800
Franklin County, Hospital Revenue, Children's Hospital Project, Series B, 0.57% (a), 12/1/14, SPA Bank One Columbus N.A. (b)	4,800	4,800
Franklin County, IDR, Bricker & Eckler, 0.55% (a), 11/1/14, LOC Bank One Columbus N.A.	205	205
Franklin County, Multifamily Revenue, Hanover Ridge Apartments, 0.65% (a), 12/15/30, FNMA, AMT	1,450	1,450
Hamilton County, EDR, 0.53% (a), 11/1/21, LOC Fifth Third Bank	11,800	11,800
Hamilton County, EDR, Samuel W. Bell Home Project, 0.53% (a), 4/1/22, LOC U.S. Bank N.A.	2,470	2,470
Hamilton County, Hospital Facilities Revenue, Beechwood Home for the Incurables Project, 0.53% (a), 7/1/22, LOC Star Bank	2,300	2,300
Hamilton County, Hospital Facilities Revenue, Children's Hospital Medical Center, 0.51% (a), 5/15/28, LOC JPMorgan Chase Bank	4,700	4,700
Hilliard, IDR, National Sign, 1.53% (a), 12/1/19, LOC Bank One N.A., AMT	1,755	1,755
Huber Heights City School District, School Improvement, GO, BAN, 2.00%, 8/18/09	3,200	3,206
Kent State University Revenue, General Receipts, Series B, 0.38% (a), 5/1/32, LOC Bank of America N.A.	3,000	3,000
Licking County, Career & Technology Education Certificates, School Facilities, GO, BAN, 3.00%, 9/8/09	1,100	1,104
Lima Hospital Revenue, Lima Memorial Hospital Project, 0.43% (a), 6/1/33, LOC Bank One N.A.	1,570	1,570
Lorain County, IDR, Malt Properties Ltd. Project, 0.53% (a), 4/1/34, LOC Bank One N.A., AMT	4,252	4,252
Mansfield, GO, BAN, 2.50%, 8/18/09	4,335	4,341
Mansfield, Security System Improvement, GO, BAN, 4.60%, 8/18/09	305	306
Marietta, Capital Facilities, GO, BAN, 2.50%, 5/20/09	1,008	1,008
Marion, GO, BAN, 3.75%, 10/15/09	7,475	7,492
Mason, IDR, Crane Plastics Co., 0.65% (a), 2/1/33, LOC U.S. Bank N.A., AMT	3,700	3,700
Monroe, Tax Increment Revenue, Corridor 75 Park Ltd. Project, 0.53% (a), 12/1/18, LOC National City Bank	2,000	2,000
Montgomery County, Catholic Health Revenue Series B, 0.43% (a), 12/1/25, SPA Bayerische Landesbank	1,900	1,900
Series B-2, 0.20% (a), 4/1/37	4,150	4,150
Montgomery County, EDR, Benjamin & Marian Project, Series B, 0.53% (a), 8/1/16, LOC National City Bank	1,300	1,300
Montgomery County, IDR, Citywide Development Corp. Project, 3.03% (a), 12/1/13, LOC Bank One Dayton N.A., AMT	1,070	1,070

See notes to financial statements.

23

The Victory Portfolios  Schedule of Portfolio Investments — continued
Ohio Municipal Money Market Fund  April 30, 2009

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Principal Amount	Value
Montgomery County, Multifamily Housing Revenue, Cambridge Commons Apartments, Series A, 0.61% (a), 4/1/38, FHLB	$4,205	$4,205
Napoleon, GO, BAN, 2.55%, 7/22/09	1,890	1,892
Nordonia Hills City School District, GO, BAN, 2.38%, 6/23/09	1,600	1,603
Ohio State Higher Educational Facility Revenue, Case Western Reserve University, Series B-1, 0.23% (a), 12/1/44, LOC Bank of America N.A.	1,050	1,050
Olmsted Falls, Fire Station Improvement, GO, BAN, 2.25%, 8/19/09, National City Bank	1,100	1,101
Olmsted Falls, GO, BAN, 2.25%, 8/19/09, National City Bank	2,075	2,077
Perrysburg, GO, BAN, 2.13%, 5/21/09	2,050	2,050
Portage County, Health Care Facilities Revenue, Coleman Professional Services, 0.93% (a), 12/1/22, LOC Bank One N.A.	2,975	2,975
Salem Hospital Revenue, Salem Community Hospital, 0.43% (a), 9/1/35, LOC JPMorgan Chase Bank	6,240	6,240
Stark County, Sewer District, GO, BAN, Series 2008-1, 2.65%, 9/10/09, Callable 6/11/09 @100	3,125	3,125
State Air Quality Development Authority Revenue, Pollution Control, FirstEnergy Nuclear Generation Corp., Series B, 0.38% (a), 1/1/34, LOC Barclays Bank PLC	400	400
State Air Quality Development Authority Revenue, Pollution Control, FirstEnergy Solutions Corp., Series B, 0.45% (a), 8/1/29, LOC Bank of America N.A.	5,200	5,200
State Environmental Improvement Revenue, Newark Group Industrial Income Project, 0.50% (a), 12/1/26, LOC JPMorgan Chase Bank	3,050	3,050
State Higher Educational Facility Revenue, Cleveland Institute of Music Project, 0.48% (a), 5/1/30, LOC National City Bank	12,000	12,000
State Pollution Control Revenue, Air Project, 0.45% (a), 5/1/22, LOC BP Amoco	700	700
State Solid Waste Revenue, BP Chemical, Inc. Project, 0.45% (a), 8/1/34, AMT	1,900	1,900
State Solid Waste Revenue, BP Exploration & Oil Project 0.45% (a), 2/1/33, AMT	1,700	1,700
0.45% (a), 8/1/34, AMT	1,300	1,300
0.45% (a), 8/1/34, AMT	650	650
State Solid Waste Revenue, BP Products North America, Series B, 0.45% (a), 8/1/34, AMT	1,130	1,130
State Water Development Authority, Environmental Improvement Revenue, Waste Management Project, Series B, 0.70% (a), 7/1/20, LOC Bank of America N.A., AMT	1,700	1,700
State Water Development Authority, Pollution Control Facilities Revenue, FirstEnergy Generation Corp., Series A, 0.45% (a), 5/15/19, LOC Barclays Bank PLC	200	200
Strongsville, GO, BAN, Series 2, 3.25%, 5/14/09	2,740	2,740

See notes to financial statements.

24

The Victory Portfolios  Schedule of Portfolio Investments — continued
Ohio Municipal Money Market Fund  April 30, 2009

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Shares or Principal Amount	Value
Toledo, City Services Special Assessment Notes 0.50% (a), 6/1/09, LOC State Street B&T Co.	$5,200	$5,200
0.48% (a), 6/1/10, LOC State Street B&T Co.	2,000	2,000
0.48% (a), 12/1/10, LOC State Street B&T Co.	3,000	3,000
Toledo-Lucas County Port Authority, Series C, 0.47% (a), 5/15/38, LOC Sovereign Bank & Bank of Nova Scotia	870	870
Trumbull County, IDR, 1.53% (a), 10/1/19, LOC Bank One Columbus N.A., AMT	1,150	1,150
University of Cincinnati General Receipts, Series F, 0.52% (a), 6/1/34, LOC Bayerische Landesbank	520	520
Warren County, GO, BAN, 2.00%, 9/16/09	450	450
Wood County, Hospital Facilities Revenue, Refunding & Improvement, Hospital Association Project, 0.66% (a), 3/1/39, LOC JPMorgan Chase Bank	5,000	5,000
Woodlawn, EDR, Goodwill Industrial Project 0.53% (a), 11/1/20, LOC U.S. Bank N.A.	5,370	5,370
0.53% (a), 11/1/20, LOC U.S. Bank N.A.	3,000	3,000
		267,259
Total Municipal Bonds (Amortized Cost $267,259)		267,259
Investment Companies (5.2%)
BlackRock Ohio Municipal Money Market, 0.67% (c)	14,930,487	14,930
Total Investment Companies (Amortized Cost $14,930)		14,930
Total Investments (Amortized Cost $282,189) — 98.0%		282,189
Other assets in excess of liabilities — 2.0%		5,679
NET ASSETS — 100.0%		$287,868

(a)  Variable or Floating Rate Security. Rate disclosed is as of 4/30/09.

(b)  Rule 144A security or other security which is restricted as to resale to institutional investors. The Fund's Adviser has deemed this security to be liquid based upon procedures approved by the Board of Trustees.

(c)  Rate periodically changes. Rate disclosed is the daily yield on 4/30/09.

AMT — Subject to alternative minimum tax

BAN — Bond Anticipation Note

EDR — Economic Development Revenue

FHLB — Insured by Federal Home Loan Bank

FNMA — Insured by Federal National Mortgage Association

GO — General Obligation

IDR — Industrial Development Revenue

LOC — Letter of Credit

PLC — Public Liability Co.

SPA — Standby Purchase Agreement

See notes to financial statements.

25

Statements of Assets and Liabilities

The Victory Portfolios  April 30, 2009

(Amounts in Thousands, Except Per Share Amounts)  (Unaudited)

	Government Reserves Fund	Prime Obligations Fund	Financial Reserves Fund
ASSETS:
Investments, at amortized cost (a)	$820,652	$554,232	$513,542
Repurchase agreements, at value (b)	—	128,000	93,900
Total Investments	820,652	682,232	607,442
Cash	573	205	247
Interest receivable	800	1,590	1,245
Receivable for investments sold	—	9,025	8,700
Receivable from Adviser	160	—	—
Prepaid expenses	167	236	131
Total Assets	822,352	693,288	617,765
LIABILITIES:
Distributions payable	40	27	291
Accrued expenses and other payables:
Investment advisory fees	273	203	258
Administration fees	62	53	47
Custodian fees	8	10	10
Transfer agent fees	18	23	11
Trustee fees	1	2	1
Shareholder servicing fees	110	144	—
Other accrued expenses	131	101	80
Total Liabilities	643	563	698
NET ASSETS:
Capital	821,715	695,278	618,493
Undistributed (distributions in excess of) net investment income	33	838	1
Accumulated net realized gains (losses) from investment transactions	(39)	1,192	5
Net unrealized appreciation (depreciation) on investments	—	(4,583)	(1,432)
Net Assets	$821,709	$692,725	$617,067
Net Assets
Class A Shares	—	$692,725	$617,067
Trust Shares	$297,172	—	—
Select Shares	524,537	—	—
Total	$821,709	$692,725	$617,067
Shares (unlimited number of shares authorized with a par value of $0.001 per share):
Class A Shares	—	695,303	618,385
Trust Shares	297,125	—	—
Select Shares	524,401	—	—
Total	821,526	695,303	618,385
Net asset value, offering price & redemption price per share:
Class A Shares	—	$1.00	$1.00
Trust Shares	$1.00	—	—
Select Shares	$1.00	—	—

(a)  Represents value for Prime Obligations and Financial Reserves Fund. Amortized cost is $558,815 and $514,974, respectively.

(b)  Value is equal to amortized cost.

See notes to financial statements.

26

Statements of Assets and Liabilities

The Victory Portfolios  April 30, 2009

(Amounts in Thousands, Except Per Share Amounts)  (Unaudited)

	Tax-Free Money Market Fund	Ohio Municipal Money Market Fund
ASSETS:
Investments, at amortized cost	$336,295	$282,189
Cash	50	50
Interest and dividends receivable	621	894
Receivable for investments sold	19,830	4,860
Receivable from Adviser	24	62
Prepaid expenses	83	74
Total Assets	356,903	288,129
LIABILITIES:
Distributions payable	4	1
Accrued expenses and other payables:
Investment advisory fees	111	116
Administration fees	29	23
Custodian fees	4	4
Transfer agent fees	6	6
Trustee fees	1	—
Shareholder servicing fees	80	64
Other accrued expenses	51	47
Total Liabilities	286	261
NET ASSETS:
Capital	356,648	287,879
Distributions in excess of net investment income	(15)	(15)
Accumulated net realized gains (losses) from investment transactions	(16)	4
Net Assets	$356,617	$287,868
Net Assets
Class A Shares	$356,617	$287,868
Total	$356,617	$287,868
Shares (unlimited number of shares authorized with a par value of $0.001 per share): Class A Shares	356,746	287,884
Total	356,746	287,884
Net asset value, offering price & redemption price per share:
Class A Shares	$1.00	$1.00

See notes to financial statements.

27

Statements of Operations

The Victory Portfolios  For the Six Months Ended April 30, 2009

(Amounts in Thousands)  (Unaudited)

	Government Reserves Fund	Prime Obligations Fund	Financial Reserves Fund
Investment Income:
Interest income	$5,246	$5,895	$4,996
Total Income	5,246	5,895	4,996
Expenses:
Investment advisory fees	2,003	1,303	1,677
Administration fees	480	357	322
Shareholder servicing fees — Class A Shares	—	931	—
Shareholder servicing fees — Select Shares	913	—	—
Custodian fees	63	53	49
Transfer agent fees	91	117	86
Transfer agent fees — Trust Shares	10	—	—
Transfer agent fees — Select Shares	30	—	—
Trustees' fees	53	39	35
Treasury Guarantee Program	—	286	148
Legal and audit fees	78	54	50
Other expenses	293	78	63
Total Expenses	4,014	3,218	2,430
Expenses waived/reimbursed by Adviser	(210)	—	—
Net Expenses	3,804	3,218	2,430
Net Investment Income	1,442	2,677	2,566
Realized/Unrealized Gains (Losses) from Investment Transactions:
Net realized gains (losses) from investment transactions	(37)	(44)	(49)
Unrealized appreciation/depreciation on investments	—	(781)	(244)
Net realized/unrealized gains (losses) from investments	(37)	(825)	(293)
Net increase from payments by an affiliate for losses due to decline in the value of portfolio securities	—	458	—
Change in net assets resulting from operations	$1,405	$2,310	$2,273

See notes to financial statements.

28

Statements of Operations

The Victory Portfolios  For the Six Months Ended April 30, 2009

(Amounts in Thousands)  (Unaudited)

	Tax-Free Money Market Fund	Ohio Municipal Money Market Fund
Investment Income:
Interest income	$2,447	$2,125
Dividend income	62	124
Total Income	2,509	2,249
Expenses:
Investment advisory fees	770	845
Administration fees	211	180
Shareholder servicing fees — Class A Shares	550	470
Custodian fees	29	25
Transfer agent fees	58	48
Trustees' fees	23	20
Legal and audit fees	32	28
Other expenses	141	126
Total Expenses	1,814	1,742
Expenses waived/reimbursed by Adviser	(24)	(76)
Net Expenses	1,790	1,666
Net Investment Income	719	583
Realized/Unrealized Gains from Investment Transactions:
Net realized gains from investment transactions	—	4
Change in net assets resulting from operations	$719	$587

See notes to financial statements.

29

The Victory Portfolios  Statements of Changes in Net Assets

(Amounts in Thousands)

	Government Reserves Fund		Prime Obligations Fund
	Six Months Ended April 30, 2009	Year Ended October 31, 2008	Six Months Ended April 30, 2009	Year Ended October 31, 2008
	(Unaudited)		(Unaudited)
From Investment Activities:
Operations:
Net investment income	$1,442	$20,841	$2,677	$23,563
Net realized gains (losses) from investment transactions	(37)	123	(44)	143
Change in unrealized appreciation/ depreciation on investments	—	—	(781)	(3,803)
Net increase from payments by an affiliate for losses due to decline in the value of portfolio securities	—	—	458	1,506
Change in net assets resulting from operations	1,405	20,964	2,310	21,409
Distributions to shareholders:
From net investment income:
Class A Shares	—	—	(2,686)	(23,550)
Trust Shares	(540)	(5,141)	—	—
Select Shares	(914)	(15,647)	—	—
From net realized gains:
Trust Shares	(28)	—	—	—
Select Shares	(97)	—	—	—
Change in net assets resulting from distributions to shareholders	(1,579)	(20,788)	(2,686)	(23,550)
Change in net assets from capital transactions	(234,426)	105,088	(151,947)	(140,549)
Change in net assets	(234,600)	105,264	(152,323)	(142,690)
Net Assets:
Beginning of period	1,056,309	951,045	845,048	987,738
End of period	$821,709	$1,056,309	$692,725	$845,048
Undistributed net investment income	$33	$45	$838	$847

See notes to financial statements.

30

The Victory Portfolios  Statements of Changes in Net Assets

(Amounts in Thousands)

	Government Reserves Fund		Prime Obligations Fund
	Six Months Ended April 30, 2009	Year Ended October 31, 2008	Six Months Ended April 30, 2009	Year Ended October 31, 2008
	(Unaudited)		(Unaudited)
Capital Transactions:
Class A Shares
Proceeds from shares issued	—	—	$614,509	$1,578,754
Dividends reinvested	—	—	2,395	21,390
Cost of shares redeemed	—	—	(768,851)	(1,740,693)
Total Class A Shares	—	—	$(151,947)	$(140,549)
Trust Shares
Proceeds from shares issued	$254,161	$865,000	—	—
Dividends reinvested	1	3	—	—
Cost of shares redeemed	(203,772)	(831,682)	—	—
Total Trust Shares	$50,390	$33,321	—	—
Select Shares
Proceeds from shares issued	$1,058,991	$2,326,086	—	—
Dividends reinvested	765	11,160	—	—
Cost of shares redeemed	(1,344,572)	(2,265,479)	—	—
Total Select Shares	$(284,816)	$71,767	—	—
Change in net assets from capital transactions	$(234,426)	$105,088	$(151,947)	$(140,549)
Share Transactions:
Class A Shares
Issued	—	—	614,509	1,578,754
Reinvested	—	—	2,395	21,390
Redeemed	—	—	(768,851)	(1,740,693)
Total Class A Shares	—	—	(151,947)	(140,549)
Trust Shares
Issued	254,161	865,000	—	—
Reinvested	1	3	—	—
Redeemed	(203,772)	(831,682)	—	—
Total Trust Shares	50,390	33,321	—	—
Select Shares
Issued	1,058,991	2,326,086	—	—
Reinvested	765	11,160	—	—
Redeemed	(1,344,572)	(2,265,479)	—	—
Total Select Shares	(284,816)	71,767	—	—
Change in Shares	(234,426)	105,088	(151,947)	(140,549)

See notes to financial statements.

31

The Victory Portfolios   Statements of Changes in Net Assets

(Amounts in Thousands)

	Financial Reserves Fund		Tax-Free Money Market Fund
	Six Months Ended April 30, 2009	Year Ended October 31, 2008	Six Months Ended April 30, 2009	Year Ended October 31, 2008
	(Unaudited)		(Unaudited)
From Investment Activities:
Operations:
Net investment income	$2,566	$16,332	$719	$8,340
Net realized gains (losses) from investment transactions	(49)	73	—	—
Change in unrealized depreciation on investments	(244)	(1,188)	—	—
Change in net assets resulting from operations	2,273	15,217	719	8,340
Distributions to shareholders:
From net investment income:
Class A Shares	(2,573)	(16,327)	(723)	(8,333)
Change in net assets resulting from distributions to shareholders	(2,573)	(16,327)	(723)	(8,333)
Change in net assets from capital transactions	(74,137)	108,772	(64,023)	58,307
Change in net assets	(74,437)	107,662	(64,027)	58,314
Net Assets:
Beginning of period	691,504	583,842	420,644	362,330
End of period	$617,067	$691,504	$356,617	$420,644
Undistributed (distributions in excess of) net investment income	$1	$8	$(15)	$(11)
Capital Transactions:
Class A Shares
Proceeds from shares issued	$261,337	$986,502	$419,995	$933,643
Dividends reinvested	19	177	350	4,658
Cost of shares redeemed	(335,493)	(877,907)	(484,368)	(879,994)
Change in net assets from capital transactions	$(74,137)	$108,772	$(64,023)	$58,307
Share Transactions:
Class A Shares
Issued	261,337	986,502	419,995	933,643
Reinvested	19	177	350	4,658
Redeemed	(335,493)	(877,907)	(484,368)	(879,994)
Change in Shares	(74,137)	108,772	(64,023)	58,307

See notes to financial statements.

32

The Victory Portfolios   Statements of Changes in Net Assets

(Amounts in Thousands)

	Ohio Municipal Money Market Fund
	Six Months Ended April 30, 2009	Year Ended October 31, 2008
	(Unaudited)
From Investment Activities:
Operations:
Net investment income	$583	$7,084
Net realized gains from investment transactions	4	—
Change in net assets resulting from operations	587	7,084
Distributions to shareholders:
From net investment income:
Class A Shares	(587)	(7,076)
Change in net assets resulting from distributions to shareholders	(587)	(7,076)
Change in net assets from capital transactions	(89,252)	43,022
Change in net assets	(89,252)	43,030
Net Assets:
Beginning of period	377,120	334,090
End of period	$287,868	$377,120
Distributions in excess of net investment income	$(15)	$(11)
Capital Transactions:
Class A Shares
Proceeds from shares issued	$213,934	$619,599
Dividends reinvested	388	4,863
Cost of shares redeemed	(303,574)	(581,440)
Change in net assets from capital transactions	$(89,252)	$43,022
Share Transactions:
Class A Shares
Issued	213,934	619,599
Reinvested	388	4,863
Redeemed	(303,574)	(581,440)
Change in Shares	(89,252)	43,022

See notes to financial statements.

33

The Victory Portfolios  Financial Highlights

For a Share Outstanding Throughout Each Period

	Net Asset Value, Beginning of Period	Net Investment Income	Net Realized and Unrealized Gains (Losses) from Investments		Distributions from Net Investment Income	Distributions from Net Realized Gains from Investments		Net Asset Value, End of Period
Government Reserves Fund — Trust Shares
Period Ended 04/30/09 (d)	$1.000	0.002	—	(e)	(0.002)	—	(e)	$1.000
Year Ended 10/31/08	$1.000	0.024	—	(e)	(0.024)	—		$1.000
Year Ended 10/31/07	$1.000	0.047	—	(e)	(0.047)	—		$1.000
Year Ended 10/31/06	$1.000	0.041	—	(e)	(0.041)	—		$1.000
Year Ended 10/31/05	$1.000	0.022	—	(e)	(0.022)	—		$1.000
Year Ended 10/31/04	$1.000	0.007	—		(0.007)	—		$1.000
Government Reserves Fund — Select Shares
Period Ended 04/30/09 (d)	$1.000	0.001	—	(e)	(0.001)	—	(e)	$1.000
Year Ended 10/31/08	$1.000	0.022	—	(e)	(0.022)	—		$1.000
Year Ended 10/31/07	$1.000	0.045	—	(e)	(0.045)	—		$1.000
Year Ended 10/31/06	$1.000	0.039	—	(e)	(0.039)	—		$1.000
Year Ended 10/31/05	$1.000	0.019	—	(e)	(0.019)	—		$1.000
Year Ended 10/31/04	$1.000	0.004	—		(0.004)	—		$1.000
Prime Obligations Fund — Class A Shares
Period Ended 04/30/09 (d)	$1.000	0.004	—	(e)	(0.004)	—		$1.000
Year Ended 10/31/08	$1.000	0.024	—	(e)	(0.024)	—		$1.000
Year Ended 10/31/07	$1.000	0.047	—	(e)	(0.047)	—		$1.000
Year Ended 10/31/06	$1.000	0.040	—	(e)	(0.040)	—		$1.000
Year Ended 10/31/05	$1.000	0.021	—	(e)	(0.021)	—		$1.000
Year Ended 10/31/04	$1.000	0.005	—	(e)	(0.005)			$1.000
Financial Reserves Fund — Class A Shares
Period Ended 04/30/09 (d)	$1.000	0.004	—	(e)	(0.004)	—		$1.000
Year Ended 10/31/08	$1.000	0.025	—	(e)	(0.025)	—		$1.000
Year Ended 10/31/07	$1.000	0.048	—		(0.048)	—		$1.000
Year Ended 10/31/06	$1.000	0.041	—	(e)	(0.041)	—		$1.000
Year Ended 10/31/05	$1.000	0.022	—		(0.022)	—		$1.000
Year Ended 10/31/04	$1.000	0.006	—		(0.006)	—		$1.000
Tax-Free Money Market Fund — Class A Shares
Period Ended 04/30/09 (d)	$1.000	0.002	—		(0.002)	—		$1.000
Year Ended 10/31/08	$1.000	0.020	—		(0.020)	—		$1.000
Year Ended 10/31/07	$1.000	0.030	—	(e)	(0.030)	—		$1.000
Year Ended 10/31/06	$1.000	0.026	—	(e)	(0.026)	—		$1.000
Year Ended 10/31/05	$1.000	0.014	—		(0.014)	—		$1.000
Year Ended 10/31/04	$1.000	0.004	—		(0.004)	—		$1.000
Ohio Municipal Money Market Fund — Class A Shares
Period Ended 04/30/09 (d)	$1.000	0.001	—	(e)	(0.001)	—		$1.000
Year Ended 10/31/08	$1.000	0.019	—		(0.019)	—		$1.000
Year Ended 10/31/07	$1.000	0.029	—		(0.029)	—		$1.000
Year Ended 10/31/06	$1.000	0.025	—	(e)	(0.025)	—		$1.000
Year Ended 10/31/05	$1.000	0.013	—	(e)	(0.013)	—		$1.000
Year Ended 10/31/04	$1.000	0.003	—		(0.003)	—		$1.000

(a)  Not annualized for periods less than one year.

(b)  Annualized for periods less than one year.

(c)  During the period, certain fees were reduced and/or reimbursed. If such fee reductions and/or reimbursements had not occurred, the ratios would have been as indicated.

(d)  Unaudited.

(e)  Rounds to less than $0.001 per share.

(f)  During the year ended October 31, 2007, Victory Capital Management ("VCM") paid the Fund monies pursuant to an agreement reached among the Fund, BISYS (effective August 1, 2007 BISYS' parent company, BISYS Group, Inc., was acquired by Citibank N.A.) and VCM relating to certain expenditures that, among other things, supported distribution of Fund shares. Had this payment not been made, the total return would have been 0.07% lower.

(g)  During the period ended April 30, 2009, KeyCorp, an affiliate of the Adviser, made contributions to the Fund in accordance with an irrevocable letter of credit (See Note 7 in Notes to Financial Statements). Had these payments not been made, the total return of the Fund would have been 0.12% lower.

(h)  During the year ended October 31, 2008, KeyCorp, an affiliate of the Adviser, made contributions to the Fund in accordance with an irrevocable letter of credit (See Note 7 in Notes to Financial Statements). Had these payments not been made, the total return of the Fund would have been 0.16% lower.

See notes to financial statements.

34

The Victory Portfolios  Financial Highlights — continued

For a Share Outstanding Throughout Each Period

	Total Return(a)		Net Assets, End of Period (000)	Ratio of Expenses to Average Net Assets(b)	Ratio of Net Investment Income to Average Net Assets(b)	Ratio of Expenses to Average Net Assets(b)(c)	Ratio of Net Investment Income to Average Net Assets(b)(c)
Government Reserves Fund — Trust Shares
Period Ended 04/30/09 (d)	0.22%		$297,172	0.62%	0.40%	0.62%	0.40%
Year Ended 10/31/08	2.43%		$246,828	0.56%	2.34%	0.56%	2.34%
Year Ended 10/31/07	4.84	%(f)	$213,467	0.57%	4.63%	0.57%	4.63%
Year Ended 10/31/06	4.21%		$180,866	0.58%	4.13%	0.58%	4.13%
Year Ended 10/31/05	2.22%		$190,104	0.58%	2.21%	0.62%	2.17%
Year Ended 10/31/04	0.70%		$216,128	0.55%	0.68%	0.58%	0.65%
Government Reserves Fund — Select Shares
Period Ended 04/30/09 (d)	0.12%		$524,537	0.81%	0.25%	0.87%	0.19%
Year Ended 10/31/08	2.18%		$809,481	0.81%	2.19%	0.81%	2.19%
Year Ended 10/31/07	4.58	%(f)	$737,578	0.82%	4.39%	0.82%	4.39%
Year Ended 10/31/06	3.95%		$1,250,288	0.84%	3.85%	0.84%	3.85%
Year Ended 10/31/05	1.94%		$1,383,010	0.85%	1.80%	0.89%	1.76%
Year Ended 10/31/04	0.43%		$2,744,971	0.81%	0.41%	0.85%	0.38%
Prime Obligations Fund — Class A Shares
Period Ended 04/30/09 (d)	0.36	%(g)	$692,725	0.86%	0.72%	0.86%	0.72%
Year Ended 10/31/08	2.45	%(h)	$845,048	0.77%	2.46%	0.77%	2.46%
Year Ended 10/31/07	4.77	%(f)	$987,738	0.77%	4.58%	0.77%	4.58%
Year Ended 10/31/06	4.12%		$991,096	0.79%	4.03%	0.79%	4.03%
Year Ended 10/31/05	2.13%		$1,013,961	0.81%	2.08%	0.83%	2.06%
Year Ended 10/31/04	0.49%		$1,266,260	0.81%	0.48%	0.81%	0.48%
Financial Reserves Fund — Class A Shares
Period Ended 04/30/09 (d)	0.38%		$617,067	0.72%	0.76%	0.72%	0.76%
Year Ended 10/31/08	2.53%		$691,504	0.66%	2.45%	0.66%	2.45%
Year Ended 10/31/07	4.86	%(f)	$583,842	0.67%	4.66%	0.67%	4.66%
Year Ended 10/31/06	4.22%		$460,955	0.69%	4.13%	0.69%	4.13%
Year Ended 10/31/05	2.23%		$481,934	0.71%	2.19%	0.73%	2.17%
Year Ended 10/31/04	0.60%		$479,335	0.70%	0.59%	0.70%	0.59%
Tax-Free Money Market Fund — Class A Shares
Period Ended 04/30/09 (d)	0.16%		$356,617	0.81%	0.33%	0.82%	0.32%
Year Ended 10/31/08	1.99%		$420,644	0.77%	1.95%	0.77%	1.95%
Year Ended 10/31/07	3.07	%(f)	$362,330	0.77%	2.94%	0.77%	2.94%
Year Ended 10/31/06	2.61%		$426,065	0.79%	2.57%	0.79%	2.57%
Year Ended 10/31/05	1.44%		$448,410	0.82%	1.39%	0.84%	1.37%
Year Ended 10/31/04	0.39%		$598,662	0.81%	0.38%	0.81%	0.38%
Ohio Municipal Money Market Fund — Class A Shares
Period Ended 04/30/09 (d)	0.15%		$287,868	0.89%	0.31%	0.93%	0.27%
Year Ended 10/31/08	1.88%		$377,120	0.87%	1.84%	0.87%	1.84%
Year Ended 10/31/07	2.96	%(f)	$334,090	0.87%	2.83%	0.87%	2.83%
Year Ended 10/31/06	2.49%		$488,431	0.89%	2.46%	0.89%	2.46%
Year Ended 10/31/05	1.35%		$543,425	0.89%	1.33%	0.94%	1.28%
Year Ended 10/31/04	0.28%		$558,066	0.91%	0.27%	0.96%	0.23%

See notes to financial statements.

35

Notes to Financial Statements

The Victory Portfolios  April 30, 2009

(Unaudited)

1.  Organization:

The Victory Portfolios (the "Trust") was organized on December 6, 1995, as a Delaware statutory trust (formerly known as a Delaware business trust) as a successor to a company of the same name organized as a Massachusetts business trust on February 5, 1986. The Trust is registered under the Investment Company Act of 1940 as amended (the "1940 Act"), as an open-end investment company. The Trust is authorized to issue an unlimited number of shares, which are units of beneficial interest with a par value of $0.001. As of April 30, 2009, the Trust offered shares of 22 funds. The accompanying financial statements are those of the Government Reserves Fund, Prime Obligations Fund, Financial Reserves Fund, Tax-Free Money Market Fund and Ohio Municipal Money Market Fund (collectively, the "Funds" and individually, a "Fund").

The Prime Obligations Fund, Financial Reserves Fund, Tax-Free Money Market Fund and Ohio Municipal Money Market Fund are authorized to issue one class of shares: Class A Shares. The Government Reserves Fund is authorized to issue two classes of shares: Trust Shares and Select Shares. Each class of shares in a Fund has substantially identical rights and privileges except with respect to fees paid under shareholder servicing or distribution plans, expenses allocable exclusively to each class of shares, voting rights on matters affecting a single class of shares, and the exchange privilege of each class of shares.

The Government Reserves Fund seeks to maximize current income to the extent consistent with the preservation of capital and maintenance of liquidity. The Prime Obligations Fund seeks to provide current income consistent with liquidity and stability of principal. The Financial Reserves Fund seeks to provide as high a level of current income as is consistent with preserving capital and providing liquidity. The Tax-Free Money Market Fund seeks to provide current interest income free from federal income taxes consistent with relative liquidity and stability of principal. The Ohio Municipal Money Market Fund seeks to provide current income exempt from federal regular income tax and the personal income taxes imposed by the State of Ohio and Ohio municipalities consistent with stability of principal.

Under the Trust's organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Funds. In addition, in the normal course of business, the Funds enter into contracts with their vendors and others that provide for general indemnifications. The Funds' maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds. However, based on experience, the Funds expect that risk of loss to be remote.

2.  Significant Accounting Policies:

The following is a summary of significant accounting policies followed by the Trust in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America ("GAAP"). The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates.

Securities Valuation:

Investments of the Funds are recorded at value, determined on the basis of amortized cost, which approximates market value. Under the amortized cost valuation method, discount or premium is accreted or amortized on a constant basis to the maturity of the security. In certain circumstances, securities may be valued at fair value determined pursuant to procedures approved by the Board of Trustees (the "Board"). Investments in other open-end investment companies are valued at their respective net asset values.

In accordance with Rule 2a-7 of the 1940 Act, the market values of the securities held in the Funds are determined at least once per week, unless the need arises to determine more frequently, using prices supplied by the Funds' independent pricing services. These values are then compared to the securities' amortized cost. Securities whose market price varies from amortized cost by more than

36

Notes to Financial Statements — continued

The Victory Portfolios  April 30, 2009

(Unaudited)

+/- 0.5% are indentified and validated with the pricing service. If Victory Capital Management ("VCM" or the "Adviser") concludes that the price obtained from the pricing service is not reliable, or if the pricing service does not provide a price for a security, the Adviser will provide an independent dealer to supply a price. Absent a price from the pricing service or an independent dealer, the Adviser may supply a fair value for the security for the comparison, which will be determined pursuant to procedures approved by the Board. If the difference between the aggregate market price and aggregate amortized cost of all securities held by a Fund exceeds +/- 0.00375%, the Funds' administrator will notify a senior officer of the Funds who will call a meeting of the Board to fully advise the Funds' Trustees. If the difference exceeds +/- 0.0050%, a meeting of the Board will be convened to determine what action, if any, to initiate.

Effective November 1, 2008, the Funds began applying the standard established under Statement of Financial Accounting Standards ("SFAS") No. 157, "Fair Value Measurements" ("SFAS 157"). This standard establishes a single authoritative definition of fair value, sets out a framework for measuring fair value, and requires additional disclosures about fair value measurements. One key component of the implementation of SFAS 157 includes the development of a three-tier fair value hierarchy. The basis of the tiers is dependant upon the various "inputs" used to determine the value of the Funds' investments. These inputs are summarized in the three broad levels listed below:

• Level 1 — quoted prices in active markets for identical securities.

• Level 2 — other significant observable inputs (including quoted prices for similar securities or interest rates, applicable to those securities, etc.).

• Level 3 — significant unobservable inputs (including the Funds' own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing investments are not necessarily an indication of the risk associated with investing in those investments.

The following is a summary of the inputs used to value the Funds' investments as of April 30, 2009 (amounts in thousands):

Fund Name	LEVEL 1 — Quoted Prices	LEVEL 2 — Other Significant Observable Inputs	LEVEL 3 — Significant Unobservable Inputs	Total
Government Reserves Fund	$—	$820,652	$—	$820,652
Prime Obligations Fund	—	675,619	6,613	682,232
Financial Reserves Fund	—	605,375	2,067	607,442
Tax-Free Money Market Fund	—	336,295	—	336,295
Ohio Municipal Money Market Fund	—	282,189	—	282,189

Reconciliation of Level 3 items.

Following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value:

Investments In Securities
Prime Obigations Fund
Balance as of 10/31/08	$7,919
Realized Gain (Loss)	458
Change in unrealized appreciation/depreciation (a)	(781)
Net purchases (sales)	(983)
Transfers in and/or out of Level 3	—
Balance as of 4/30/09	$6,613

37

Notes to Financial Statements — continued

The Victory Portfolios  April 30, 2009

(Unaudited)

Investments In Securities
Financial Reserves Fund
Balance as of 10/31/08	$2,475
Realized Gain (Loss)	—
Change in unrealized appreciation/depreciation (a)	(244)
Net purchases (sales)	(164)
Transfers in and/or out of Level 3	—
Balance as of 4/30/09	$2,067

(a) The change in unrealized appreciation/depreciation is attributable to investments held at April 30, 2009.

Treasury Guaranty Program for Money Market Funds:

The Board of the Trust approved, on October 7, 2008, the participation by each of the Funds in the U.S. Department of Treasury's Temporary Guarantee Program for Money Market Funds (the "Program"). The Program insures shareholders against loss up to the maximum amount of shares held as of the close of business September 19, 2008, in the event that any Fund liquidates its holdings and the net asset value per share at the time of liquidation is less than $1.00 per share. The Program is designed to help stabilize the credit markets by discouraging substantial redemptions in money market funds.

Participation in the initial three months of the Program (that is, until December 18, 2008) required a payment to the U.S. Department of Treasury in the amount of 0.01% based on the net asset value of each Fund (except Prime Obligations Fund, which required a payment in the amount of 0.015%) as of September 19, 2008. On November 24, 2008 the Secretary of the Treasury extended the Program beyond its initial three-month term through the close of business April 30, 2009, and on March 31, 2009 chose to extend it further, up through September 18, 2009. On December 3, 2008, the Board approved the Funds' participation in the extension of the Program through April 30, 2009. Furthermore, on April 9, 2009 the Board approved the Funds' continued participation in the Program through September 18, 2009. Participation in these two extensions each required a payment to the U.S. Department of the Treasury in the amount of 0.015% based on the net asset value of each Fund (except Prime Obligations Fund, which required payments of 0.022% and 0.023%, respectively) as of September 19, 2008. The expense of the Program is included within each Fund's Statement of Operations.

Securities Transactions and Related Income:

Changes in holdings of portfolio securities are accounted for no later than one business day following the trade date. For financial reporting purposes, however, portfolio security transactions are accounted for on trade date on the last business day of the reporting period. Interest income is recognized on the accrual basis and includes, where applicable, the amortization of premium or accretion of discount. Dividend income is recorded on the ex-dividend date. Gains or losses realized on sales of securities are determined by comparing the identified cost of the security lot sold with the net sales proceeds.

Repurchase Agreements:

Each Fund may acquire securities subject to repurchase agreements from financial institutions such as banks and broker-dealers, which the Fund's investment adviser deems creditworthy under guidelines approved by the Board. Under a repurchase agreement, the seller agrees to repurchase such securities at a mutually agreed-upon date and price. The repurchase price generally equals the price paid by the Fund plus interest negotiated on the basis of current short term rates, which may be more or less than the rate on the underlying securities. The repurchase agreements are collateralized by various corporate, U.S. Government and government-backed securities, with a value of not less than the repurchase price (including interest). If the counter-party defaults, and the

38

Notes to Financial Statements — continued

The Victory Portfolios  April 30, 2009

(Unaudited)

fair value of the collateral declines, realization of the collateral by the Fund may be delayed or limited and/or result in additional costs. Securities subject to repurchase agreements are held by the Fund's custodian or another qualified custodian or in the Federal Reserve/Treasury book-entry system.

Securities Purchased on a When-Issued Basis:

All Funds may purchase securities on a "when-issued" basis. When-issued securities are securities purchased for delivery beyond normal settlement periods at a stated price and/or yield, thereby involving the risk that the price and/or yield obtained may be more or less than those available in the market when delivery takes place. At the time a Fund makes the commitment to purchase a security on a when-issued basis, the Fund records the transaction and reflects the value of the security in determining net asset value. No interest accrues to the Fund until the transaction settles and payment takes place. Normally, the settlement date occurs within one month of the purchase. A segregated account is established and the Fund maintains cash and marketable securities at least equal in value to commitments for when-issued securities. These values are included in amounts payable for investments purchased on the accompanying statements of assets and liabilities. As of April 30, 2009, the Funds had no outstanding "when-issued" purchase commitments.

Dividends to Shareholders:

Dividends from net investment income are declared daily and paid monthly for the Funds. Distributable net realized capital gains, if any, are declared and distributed at least annually. The amounts of dividends from net investment income and distributions from net realized gains are determined in accordance with federal income tax regulations, which may differ from GAAP. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature (i.e., reclass of market discounts), such amounts are reclassified within the components of net assets based on their federal tax-basis treatment; temporary differences do not require reclassification. To the extent dividends and distributions exceed net investment income and net realized gains for tax purposes, they are reported as distributions of capital. Net investment losses incurred by a Fund may be reclassified as an offset to capital in the statements of assets and liabilities.

Federal Income Taxes:

It is the policy of each Fund to continue to qualify as a regulated investment company by complying with the provisions available to certain investment companies, as defined in applicable sections of the Internal Revenue Code, and to make distributions of net investment income and net realized capital gains sufficient to relieve it from all, or substantially all, federal income taxes.

The Funds comply with Financial Accounting Standards Board Interpretation ("FASB") No. 48, "Accounting for Uncertainty in Income Taxes" ("FIN 48"). FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the affirmative evaluation of tax positions taken or expected to be taken in the course of preparing the Fund's tax return to determine whether it is more-likely-than-not (i.e., greater than 50-percent) that each tax position will be sustained upon examination by a taxing authority based on the technical merits of the position. A tax position that meets the more-likely-than-not recognition threshold is measured to determine the amount of benefit to recognize in the financial statements. Differences between tax positions taken in a tax return and amounts recognized in the financial statements will generally result in an increase in a liability for taxes payable (or a reduction of a tax refund receivable), including the recognition of any related interest and penalties as an operating expense. FIN 48 includes a review of tax positions taken in tax years that remain subject to examination by all major tax jurisdictions, including federal (e.g., the last 4 tax year ends and the interim tax period since then). FIN 48 did not impact the Funds' net assets or results of operations. Management believes that there is no tax liability resulting from unrecognized tax benefits related to uncertain tax positions taken.

39

Notes to Financial Statements — continued

The Victory Portfolios  April 30, 2009

(Unaudited)

Other:

Expenses that are directly related to a Fund are charged directly to that Fund. Other operating expenses of the Trust are prorated to each fund in the Trust on the basis of relative net assets or other appropriate basis. Income, expenses, and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets, except that each class separately bears expenses related specifically to that class, such as transfer agent fees, state registration fees, shareholder servicing, printing and 12b-1 fees.

New Accounting Standards:

In March 2008, FASB issued SFAS No. 161, "Disclosures about Derivative Instruments and Hedging Activities" ("SFAS 161"). SFAS 161 requires enhanced disclosures about the Funds' derivative and hedging activities, including how such activities are accounted for and their effect on the Funds' financial position, performance and cash flows. Management is currently evaluating the impact the adoption of SFAS 161 will have on the Funds' financial statements and related disclosures.

In April 2009, FASB issued FASB Staff Position No. 157-4. "Determining Fair Value When the Volume and Level of Activity for the Asset or Liability Have Significantly Decreased and Identifying Transactions That Are Not Orderly" ("FSP 157-4"). FSP 157-4 provides additional guidance for estimating fair value in accordance with SFAS 157 when the volume and level of activity for the asset or liability have significantly decreased as well as guidance on identifying circumstances that indicate a transaction is not orderly. FSP 157-4 is effective for fiscal years and interim periods ending after June 15, 2009. Management is currently evaluating the impact the adoption of FSP 157-4 will have on the Funds financial statement disclosures.

3. Investment Advisory, Administration, and Distribution Agreements:

Investment advisory services are provided to the Funds by VCM, a wholly owned subsidiary of KeyBank National Association ("KeyBank"). Under the terms of the Investment Advisory Agreement, the Adviser is entitled to receive fees based on a percentage of the average daily net assets of the Funds. The investment advisory fee of the Government Reserves Fund is computed at an annual rate of 0.40% of the Fund's average daily net assets up to $3.0 billion, 0.30% of the Fund's average daily net assets between $3.0 billion and $3.5 billion, and 0.25% of the Fund's average daily net assets greater than $3.5 billion; the investment advisory fee of the Prime Obligations Fund is computed at an annual rate of 0.35% of the Fund's average daily net assets up to $1.5 billion, 0.30% of the Fund's average daily net assets between $1.5 billion and $2.0 billion, 0.25% of the Fund's average daily net assets between $2.0 billion and $2.5 billion, and 0.20% of the Fund's average daily net assets greater than $2.5 billion; the investment advisory fee of the Financial Reserves Fund is computed at an annual rate of 0.50% of the Fund's average daily net assets; the investment advisory fee of the Tax-Free Money Market Fund is computed at an annual rate of 0.35% of the Fund's average daily net assets up to $600 million, 0.30% of the Fund's average daily net assets between $600 million and $1.2 billion, and 0.25% of the Fund's average daily net assets greater than $1.2 billion; and the investment advisory fee of the Ohio Municipal Money Market is computed at an annual rate of 0.45% of the Fund's average daily net assets up to $600 million, 0.35% of the Fund's average daily net assets between $600 million and $1.2 billion, and 0.25% of the Fund's average daily net assets greater than $1.2 billion. The Adviser may use its resources to assist with the Funds' distribution and marketing expenses.

KeyBank, serving as custodian for all Funds in the Trust (excluding International Fund and International Select Fund), receives custodian fees computed at the annual rate of 0.013% of the first $10 billion of the Trust's, The Victory Variable Insurance Funds' and The Victory Institutional Funds' (the "Victory Trusts") average daily net assets, 0.0113% of the Victory Trusts' average daily net assets between $10 billion and $12.5 billion and 0.0025% of the Victory Trusts' average daily net assets greater than $12.5 billion. Average daily net assets for this computation does not include International Fund and International Select Fund. The Trust reimburses KeyBank for all of its reasonable out-of-pocket expenses incurred in providing custody services.

40

Notes to Financial Statements — continued

The Victory Portfolios  April 30, 2009

(Unaudited)

VCM also serves as the Funds' administrator and fund accountant. Under an Administration and Fund Accounting Agreement, the Trust and The Victory Variable Insurance Funds (collectively, the "Trusts") pay VCM a fee at the annual rate of 0.108% of the first $8 billion of the aggregate net assets of the Trusts; plus 0.078% of the aggregate net assets of the Trusts between $8 billion and $10 billion; plus 0.075% of the aggregate net assets of the Trusts between $10 billion and $12 billion; plus 0.065% of the aggregate net assets of the Trusts greater than $12 billion, for providing certain administrative and fund accounting services to the Trusts' series.

The Prime Obligations Fund and Financial Reserves Fund have entered into an irrevocable letter of credit with KeyCorp, an affiliate of the Adviser. Details of this transaction are located in footnote 7.

Citi Fund Services Ohio, Inc. ("Citi") acts as sub-administrator and sub-fund accountant to the Funds under a Sub-Administration Agreement between VCM and Citi. VCM pays Citi a fee for providing these services. The Trust reimburses VCM and Citi for all of their reasonable out-of-pocket expenses incurred in providing these services.

Citi also serves as the Funds' Transfer Agent. Under the terms of the Transfer Agent Agreement, Citi receives a fee that is calculated daily at the annual rate of 0.02% of the first $8 billion of the aggregate net assets of the Trusts; plus 0.015% of the aggregate net assets of the Trusts between $8 billion and $16 billion; plus 0.01% of the aggregate net assets of the Trusts between $16 billion and $20 billion; plus 0.005% of the aggregate net assets of the Trusts greater than $20 billion. In addition, Citi is entitled to reimbursement of out-of-pocket expenses incurred in providing transfer agent services.

Victory Capital Advisers, Inc. (the "Distributor"), an affiliate of the Adviser, serves as distributor for the continuous offering of the shares of the Funds pursuant to a Distribution Agreement between the Distributor and the Trust.

The Distributor or financial institutions (directly or through the Distributor) may receive from all the Funds (other than the Trust Shares of the Government Reserves Fund), pursuant to a Shareholder Servicing Plan, a fee of up to 0.25% of the average daily net assets of the Funds for providing support services to shareholders of the Funds, which may include establishing and maintaining accounts and records, processing dividend and distribution payments, providing account information, assisting in processing purchase, exchange, and redemption requests, and assisting shareholders in changing dividend options, account designations and addresses. Financial institutions may include affiliates of the Adviser. Currently, the Financial Reserves Fund is not paying this fee. For the six months ended April 30, 2009, affiliates of the Adviser earned $2,755 (amount in thousands).

The Trust has also adopted a "defensive" Rule 12b-1 Plan on behalf of the Funds (does not include Prime Obligations Fund and Tax-Free Money Market Fund). The Plan allows the Adviser, the Administrator and the Distributor to incur certain expenses that might be considered to constitute indirect payment by the Funds of distribution expenses. No separate payments are authorized to be made by the Funds pursuant to this Plan. To the extent that any payments made by the Funds' Administrator, Distributor, Adviser or any sub-adviser, directly or through an affiliate (in each case, from its own resources), should be deemed to be indirect financing of any activity primarily intended to result in the sale of shares within the context of Rule 12b-1 under the 1940 Act, then such payments shall be deemed to be authorized by this Plan. No fees are currently being paid under the Plan.

The Adviser, Citi, or other service providers may waive or reimburse fees to assist the Funds in maintaining competitive expense ratios. The amounts are not available to be recouped at a future time.

The Government Reserves Fund, Tax Free Money Market Fund and Ohio Municipal Money Market Fund have entered into a fee waiver and expense reimbursement agreement with the Adviser and has agreed to waive fees or reimburse expenses by amounts necessary to maintain a minimum yield of 0.01% and in which the Funds have agreed to repay fees that were waived or reimbursed by the Adviser for a period up to three fiscal years after such waiver or reimbursement was made to the extent such payments or repayments would not cause the yield of a class to decrease below 0.01%.

41

Notes to Financial Statements — continued

The Victory Portfolios  April 30, 2009

(Unaudited)

The Adviser is contractually limiting fees and expenses until March 31, 2010. As of April 30, 2009, the following amounts have been waived or reimbursed by the Adviser and are subject to repayment by the respective fund (amounts in thousands):

Fund	Amount Waived or Reimbursed	Expires May 31,
Government Reserves Fund, Trust Class	$58	2012
Tax Free Money Market Fund	9	2012
Ohio Municipal Money Market Fund	36	2012

On December 1, 2006, VCM paid the Funds comprising The Victory Portfolios approximately $9.8 million. This amount was allocated to each Fund according to its relative net assets as of November 30, 2006. This payment was made pursuant to an agreement reached among the Funds, BISYS Fund Services, Inc., ("BISYS") (BISYS was acquired by Citi on August 1, 2007) and VCM, the sub-administrator and investment adviser, respectively, relating to certain expenditures that, among other things, supported distribution of Fund shares. The Funds believe that the nature of these expenditures required additional disclosure to the Board at the time incurred. Under the terms of the agreement, Citi and VCM will pay an aggregate of approximately $13.3 million (inclusive of the amounts already paid on December 1, 2006). The payment from Citi will be made on a date and pursuant to a distribution plan to be approved by the Securities and Exchange Commission (the "SEC") in accord with a settlement that BISYS entered into with the SEC on September 26, 2006 relating to the same matters. A proposed plan of distribution, ("Fair Fund Plan") was posted by the SEC for public review and comment on May 29, 2009. Further information, including the methodology of the Fair Fund Plan, is available on the SEC website at www.sec.gov/litigation/admin/2009/34-60011-pdp.pdf. None of these payments has had, or is expected to have, a material effect on the NAV of any Fund.

4.  Risks:

The Ohio Municipal Money Market Fund invests primarily in municipal debt obligations issued by the state of Ohio and its political subdivisions, agencies and public authorities to obtain funds for various public purposes. This Fund is more susceptible to economic and political factors, which might adversely affect municipalities and companies within the state of Ohio, than are other types of funds that are not geographically concentrated to the same extent.

The Funds will be subject to credit risk with respect to the amount it expects to receive from counterparties to financial instruments entered into by the Funds. The Funds may be negatively impacted if counterparty becomes bankrupt or otherwise fails to perform its obligations due to financial difficulties. The Funds may experience significant delays in obtaining any recovery in bankruptcy or other reorganization proceeding and the Funds may obtain only limited recovery or may obtain no recovery in such circumstances. The Funds typically enter into transactions with counterparties whose credit ratings are investment grade, as determined by a nationally recognized statistical rating organization, or, if unrated, judged by the Adviser to be of comparable quality.

5.  Line of Credit:

The Victory Trusts (except International Fund and International Select Fund) participate in a short-term, demand note "Line of Credit" agreement with KeyCorp, an affiliate of the Adviser. Under the agreement, the Victory Trusts may borrow up to $200 million. The purpose of the agreement is to meet temporary or emergency cash needs, including redemption requests that might otherwise require the untimely disposition of securities. KeyCorp receives an annual commitment fee of eight basis points on $200 million for providing the Line of Credit. For the six months ended April 30, 2009, the Victory Trusts paid approximately $80 to KeyCorp for the Line of Credit fee (amount in thousands). Effective June 1, 2009 KeyCorp will receive an annual commitment fee of 30 basis points on $150 million for providing the Line of Credit. Each Fund in the Victory Trusts (except International Fund and International Select Fund) pays a pro-rata portion of this commitment fee plus any interest on amounts borrowed. The average daily loan outstanding and average interest rate for the six months ended April 30, 2009 was as follows (amounts in thousands).

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Fund	Average Loan		Average Rate
Government Reserves Fund	$121		1.25%
Financial Reserves Fund	2		1.71%
Tax Free Money Market Fund	—	(a)	2.68%
Ohio Municipal Money Market Fund	11		2.00%

(a) Rounds less than $1,000.

As of April 30, 2009 the Funds had no loans outstanding with KeyCorp.

6.  Federal Income Tax Information:

The tax character of current year distributions paid and the tax basis of the current components of accumulated earnings (deficit) will be determined at the end of the current tax year ending October 31, 2009.

The tax character of distributions paid during the six months ended October 31, 2008 was as follows (total distributions paid differ from the Statements of Changes in Net Assets because for tax purposes, dividends are recognized when actually paid)(amounts in thousands):

	Distributions Paid from Ordinary Income	Total Taxable Distributions	Tax Exempt Distributions	Total Distributions Paid
Government Reserves Fund	$23,303	$23,303	$—	$23,303
Prime Obligations Fund	26,415	26,415	—	26,415
Financial Reserves Fund	17,874	17,874	—	17,874
Tax-Free Money Market Fund	28	28	8,221	8,249
Ohio Municipal Money Market Fund	65	65	6,943	7,008

The tax character of distributions paid during the fiscal year ended October 31, 2007 was as follows (total distributions paid differ from the Statements of Changes in Net Assets because for tax purposes, dividends are recognized when actually paid)(amounts in thousands):

	Distributions Paid From Ordinary Income	Total Taxable Distributions	Tax Exempt Distributions	Total Distributions Paid
Government Reserves Fund	$48,976	$48,976	$—	$48,976
Prime Obligations Fund	44,254	44,254	—	44,254
Financial Reserves Fund	24,053	24,053	—	24,053
Tax-Free Money Market Fund	9	9	12,113	12,122
Ohio Municipal Money Market Fund	32	32	12,161	12,193

As of October 31, 2008, the components of accumulated earnings/(deficit) on a tax basis were as follows (total distributions payable may differ from the Statements of Assets and Liabilities because for tax purposes, dividends are recognized when actually paid)(amounts in thousands):

	Undistributed Tax Exempt Income	Undistributed Ordinary Income	Accumulated Earnings	Distributions Payable	Accumulated Capital and Other Losses	Unrealized Appreciation/ Depreciation*	Total Accumulated Earnings/ (Deficit)
Government Reserves Fund	$—	$1,127	$1,127	$(934)	$—	$—	$193
Prime Obligations Fund	—	878	878	(757)	(4,618)	2,986	(1,511)
Financial Reserves Fund	—	681	681	(638)	(1,886)	735	(1,108)

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	Undistributed Tax Exempt Income	Undistributed Ordinary Income	Accumulated Earnings	Distributions Payable	Accumulated Capital and Other Losses		Unrealized Appreciation/ Depreciation*	Total Accumulated Earnings/ (Deficit)
Tax-Free Money Market Fund	$980	$—	$980	$(976)	$(16)		$—	$(12)
Ohio Municipal Money Market Fund	879	—	879	(876)	—	(a)	—	3

(a) Rounds to less than $1,000.

*The differences between the book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to the difference between book and tax recognition of income/losses on certain securities.

As of October 31, 2008, the following Funds had net capital loss carryforwards to offset future net capital gains, if any, to the extent provided by Treasury regulations (amounts in thousands):

	2009		2010		2011		2013		2014	2015	2016	Total
Prime Obligations Fund	$—		$—		$—		$—		$—	$—	$4,618	$4,618
Financial Reserves Fund	—		—		—	(a)	—		1	—	1,885	1,886
Tax Free Money Market Fund	3		—		—		—		11	2	—	16
Ohio Municipal Money Market Fund	—	(a)	—	(a)	—		—	(a)	—	—	—	—	(a)

(a) Rounds to less than $1,000.

The cost basis of investments of Prime Obligations Fund and the Financial Reserves Fund for federal income tax purposes, gross unrealized appreciation, gross realized depreciation and net unrealized appreciation/depreciation as of April 30, 2009 are as follows (amounts in thousands):

	Cost of Investments for Federal Tax Purposes	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation/ Depreciation
Prime Obligations Fund	$680,662	$6,153	$(4,583)	$1,570
Financial Reserves Fund	606,951	1,923	(1,432)	491

7.  Market Events

The value of asset-backed securities, including those issued by structured investment vehicles (SIVs), may be affected by, among other things, changes in: interest rates, the quality of underlying assets or the market's assessment of those assets, factors concerning the interests in and structure of the issuer or the originator of the receivables, or the creditworthiness of entities that provide any credit enhancements. SIVs generally have experienced significantly decreased liquidity as well as declines in the market value of certain categories of collateral underlying the SIVs.

The Financial Reserves Fund (the "FR Fund") and Prime Obligations Fund (the "PO Fund") each own obligations of SIV Portfolio plc ("Portfolio"), formerly Cheyne Finance LLC, a SIV. On August 28, 2007, Portfolio breached a financial covenant related to the market value of its underlying collateral. Portfolio subsequently became insolvent and defaulted on its obligations to pay interest and principal due to the noteholders. The Trust's Board, acting on the recommendation of the Adviser, and in the exercise of its business judgment, concluded that it would not be in the best interests of either the FR Fund or the PO Fund or their shareholders to dispose of the Portfolio security at that time.

On April 16, 2008, the FR Fund and the PO Fund received a partial payment on the Portfolio obligations they owned. In mid-July 2008, Portfolio was restructured and, in an auction held by the

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receiver, bidders acquired approximately 21% of Portfolio's non-cash assets. The remaining non-cash assets were transferred to Gryphon Funding ("Gryphon"), a new SIV. Portfolio retained 7.5% of its original assets in cash. On August 15, 2008, Portfolio distributed the majority of this cash to shareholders, but retained approximately 1% of such cash. As a result of the reorganization, the FR Fund and the PO Fund currently hold interests in both Portfolio and Gryphon. During the period ended April 30, 2009, Gryphon made cash distributions from the underlying holdings.

On July 17, 2008, KeyCorp, the parent of the Adviser, amended an irrevocable letter of credit that included the FR Fund and the PO Fund under the letter of credit for the stated principal amount of each Fund's original Portfolio investment and to maintain the mark to market net asset values of the FR Fund and the PO Fund so that they do not fall below $0.9950. Effective March 30, 2009, the July 17, 2008 amended letter of credit was amended and restated leaving its substantive provisions intact but, among other things, extending the expiration date to November 6, 2009.

For purposes of carrying out the monitoring procedures, as described in the Funds' Statement of Additional Information, the FR Fund and the PO Fund have reduced the mark-to-market values of the Portfolio and Gryphon securities to amounts below par. These reductions have had minimal impact on the deviation between the FR Fund mark-to-market net asset value and its amortized cost price per share has remained at $1.00. Through April 30, 2009 the PO Fund has drawn on the letter of credit for total amounts of $0.5 million and $2.0 million, for the six months ended April 30, 2009 and cumulative, respectively, permitting the PO Fund to maintain its rounded per share net asset value at $1.00. For financial statement purposes, the Portfolio and Gryphon securities are recorded at fair value.

As of May 28, 2009, in accordance with the terms of the letter of credit, KeyCorp has advised the Trust's Board that it intends to maintain the FR Fund and the PO Fund at the levels stated above.

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Other Information

On December 3, 2008, the Victory Portfolios (the "Funds") dismissed PricewaterhouseCoopers LLP as its independent registered public accounting firm. The Funds' Audit Committee and Board of Trustees participated in and approved the decision to change its independent registered public accounting firm.

The reports of PricewaterhouseCoopers LLP on the Funds' financial statements for the past two fiscal years contained no adverse opinion or disclaimer of opinion and were not qualified or modified as to uncertainty, audit scope, or accounting principle.

During the two most recent fiscal years and through December 3, 2008, there have been no disagreements with PricewaterhouseCoopers LLP on any matter of accounting principles or practices, financial statement disclosure, or auditing scope or procedure, which disagreements if not resolved to the satisfaction of PricewaterhouseCoopers LLP would have caused them to make reference thereto in their reports on the financial statements for such years.

As disclosed in the Funds' Form N-SAR for the period ended October 31, 2007, the Victory Investment Grade Convertible Bond Fund did not maintain effective controls over recognition of premium amortization on certain convertible bond investments to ensure that premiums attributable to the equity conversion feature were not amortized for federal income tax purposes.

The Funds engaged Ernst & Young LLP as its new independent registered public accounting firm as of December 3, 2008.

Trustee and Officer Information

Board of Trustees:

Overall responsibility for management of the Trust rests with the Board. The Trust is managed by the Board, in accordance with the laws of the State of Delaware. There are currently ten Trustees, eight of whom are not "interested persons" of the Trust within the meaning of that term under the 1940 Act ("Independent Trustees") and two Advisory Trustees, both of whom are "interested persons" of the Trust within the meaning of that term under the 1940 Act ("Interested Trustees"). The Trustees, in turn, elect the officers of the Trust to actively supervise its day-to-day operations.

The following tables list the Trustees, their ages, position with the Trust, length of time served, principal occupations during the past five years and any directorships of other investment companies or companies whose securities are registered under the Securities Exchange Act of 1934, as amended, or who file reports under that Act. Each Trustee oversees 22 portfolios in the Trust, one portfolio in The Victory Variable Insurance Funds and one portfolio in The Victory Institutional Funds, each a registered investment company that, together with the Trust, comprise the Victory Fund Complex. Each Trustee's address is c/o The Victory Portfolios, 3435 Stelzer Road, Columbus, Ohio 43219. Each Trustee has an indefinite term.

Name (Year of Birth)	Position Held with the Trust	Date Commenced Service	Principal Occupation During Past 5 Years	Other Directorships Held in Public Companies
Independent Trustees.

Mr. David Brooks Adcock (1951)	Trustee	May 2005	General Counsel, Duke University and Duke University Health System (1982-2006).	Hospital Partners of America.

Mr. Nigel D. T. Andrews (1947)	Vice Chair and Trustee	August 2002	Retired (since 2001).	Chemtura Corporation; Old Mutual plc.

Ms. E. Lee Beard (1951)	Trustee	May 2005	President Principal Owner (since 2003) The Henlee Group.	None.

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Name (Year of Birth)	Position Held with the Trust	Date Commenced Service	Principal Occupation During Past 5 Years	Other Directorships Held in Public Companies
Ms. Lyn Hutton (1950)	Trustee	March 2002	Chief Investment Officer, The Commonfund for Nonprofit Organizations (since January 2003).	None.

Mr. John L. Kelly (1953)	Trustee	May 2008	Managing Director, JL Thornton & Co. Financial Consultant (since 2003).	None.

Dr. Thomas F. Morrissey (1934)	Trustee	November 1994	Retired. Professor Emeritus (1970-2004), Weatherhead School of Management, Case Western Reserve University.	None.

Ms. Karen F. Shepherd (1940)	Trustee	August 2002	Retired.	UBS Bank USA; OC Tanner Co.

Mr. Leigh A. Wilson (1944)	Chair and Trustee	November 1994	Chief Executive Officer, Third Wave Associates (p/k/a New Century Living, Inc.) (full service independent living for senior citizens); Director, The Mutual Fund Directors Forum (since 2004).	Chair, Old Mutual Advisor II Funds (23 portfolios) and Old Insurance (8 Portfolios); Trustee, Old Mutual Funds III (12 Portfolios).

Independent Advisory Trustees.

Teresa C. Barger (1955)	Advisory Trustee	December 2008	Chief Investment Officer/Chief Executive Officer, Cartica Capital LLC (since, 2007); Director of the Corporate Governance and Capital Markets Advisory Department for the World Bank and International Finance Corporation (2004-2007).	None.

David L. Meyer (1957)	Advisory Trustee	December 2008	Retired (since 2008). Chief Operating Officer, Investment & Wealth Management Division, PNC Financial Services Group (Mercantile Bankshares Corp. prior to March 2007) (since 2002).	None.

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Name (Year of Birth)	Position Held with the Trust	Date Commenced Service	Principal Occupation During Past 5 Years	Other Directorships Held in Public Companies
Interested Trustees.

David C. Brown (1972)	Trustee	May 2008	Chief Operating Officer, Victory Capital Management, Inc. (since July 2004); Chief Financial Officer and Chief Operating Officer, Gartmore Emerging Managers (February 1999-July 2004).	None.

Thomas W. Bunn (1953)	Trustee	May 2008	Retired (since February 2009); Vice Chair, KeyCorp National Banking (since July 2005); Senior Executive Vice President of Key's Corporate Finance Group (March 2002-July 2005).	None.

Messres Brown and Bunn are "Interested Persons" by reason of their relationship with KeyCorp.

The Statement of Additional Information includes additional information about the Trustees of the Trust and is available, without charge, by calling 1-800-539-3863.

Officers:

The officers of the Trust, their ages, the length of time served and their principal occupations during the past five years, are detailed in the following table. Each individual holds the same position with the other registered investment companies in the Victory Fund Complex, and each officer serves until the earlier of his or her resignation, removal, retirement, death, or the election of a successor. The mailing address of each officer of the Trust is 3435 Stelzer Road, Columbus, Ohio 43219-3035. Except for the Chief Compliance Officer, the officers of the Trust receive no compensation directly from the Trust for performing the duties of their offices.

Name (Year of Birth)	Position with the Trust	Date Commenced Service	Principal Occupation During Past 5 Years
Mr. Michael Policarpo, II (1974)	President	May 2008 (Officer since May 2006)	Managing Director of the Adviser (since July 2005). Vice President of Finance, Gartmore Global Investments, (August 2004-July 2005). Chief Financial Officer Advisor Services, Gartmore Global Investments Inc. (August 2003-August 2004).

Mr. Peter W. Scharich (1964)	Vice President	May 2008	Managing Director, Mutual Fund Administration, the Adviser (since January 2006), Managing Director, Strategy, the Adviser (March 2005-January 2006), Chief Financial Officer, the Adviser (September 2002-March 2005).

Mr. Christopher K. Dyer (1962)	Secretary	February 2006	Head of Mutual Fund Administration, the Adviser.

Mr. Jay G. Baris (1954)	Assistant Secretary	December 1997	Partner, Kramer Levin Naftalis & Frankel LLP.

Mr. Christopher E. Sabato (1968)	Treasurer	May 2005	Senior Vice President, Fund Administration, Citi.

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Name (Year of Birth)	Position with the Trust	Date Commenced Service	Principal Occupation During Past 5 Years
Mr. Michael J. Nanosky (1966)	Anti-Money Laundering Compliance Officer and Identity Theft Officer	February 2009	Vice President and Chief Compliance Officer, CCO Services of Citi Fund Services Inc. (since 2008); Vice President and Managing Director of Regulatory Compliance, National City Bank-Allegiant Asset Management (2004-2008); Vice President and Director of Fund Administration and Compliance, National City Bank-Allegiant Asset Management (2002-2004).

Mr. Edward J. Veilleux (1943)	Chief Compliance Officer	October 2005	President of EJV Financial Services (mutual fund consulting) since 2002.

Proxy Voting and Form N-Q Information

Proxy Voting:

Information regarding the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 1-800-539-3863. The information included in the Funds' Statement of Additional Information, which is available on the Funds' website at www.victoryconnect.com and on the Securities and Exchange Commission's website at www.sec.gov.

Information relating to how the Funds voted proxies relating to portfolio securities held during the most recent twelve months ended June 30 is available on the Funds' website at www.victoryconnect.com and on the Securities and Exchange Commission's website at www.sec.gov.

Availability of Schedules of Investments:

The Trust files its complete list of schedules of investments with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the Securities and Exchange Commission's website at www.sec.gov. You may also review or, for a fee, copy those documents by visiting the Securities and Exchange Commission's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room can be obtained by calling the Securities and Exchange Commission at 1-202-551-8090.

Expense Examples

As a shareholder of the Funds, you incur ongoing costs, including management fees, distribution and service (12b-1) fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from November 1, 2008 through April 30, 2009.

Actual Expenses:

The table below provides information about actual account values and actual expenses. You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then

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multiply the result by the number in the table under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

	Beginning Account Value 11/1/08	Ending Account Value 4/30/09	Expenses Paid During Period* 11/1/08-4/30/09	Expense Ratio During Period** 11/1/08-4/30/09
Government Reserves Fund
Trust Shares	$1,000.00	$1,002.20	$3.08	0.62%
Select Shares	1,000.00	1,001.20	4.02	0.81%
Prime Obligations Fund
Class A Shares	1,000.00	1,003.60	4.27	0.86%
Financial Reserves Fund
Class A Shares	1,000.00	1,003.80	3.58	0.72%
Tax-Free Money Market Fund
Class A Shares	1,000.00	1,001.60	4.02	0.81%
Ohio Municipal Money Market Fund
Class A Shares	1,000.00	1,001.50	4.42	0.89%

*Expenses are equal to the average account value times the Fund's annualized expense ratio multiplied by the number of days in the most recent fiscal half-year dividend by the number of days in the fiscal year.

**Annualized

Example for Comparison Purposes:

The table below provides information about hypothetical account values and hypothetical expenses based on each Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different mutual funds.

	Beginning Account Value 11/1/08	Ending Account Value 4/30/09	Expenses Paid During Period* 11/1/08-4/30/09	Expense Ratio During Period** 11/1/08-4/30/09
Government Reserves Fund
Trust Shares	$1,000.00	$1,021.72	$3.11	0.62%
Select Shares	1,000.00	1,020.78	4.06	0.81%
Prime Obligations Fund
Class A Shares	1,000.00	1,020.53	4.31	0.86%
Financial Reserves Fund
Class A Shares	1,000.00	1,021.22	3.61	0.72%
Tax-Free Money Market Fund
Class A Shares	1,000.00	1,020.78	4.06	0.81%
Ohio Municipal Money Market Fund
Class A Shares	1,000.00	1,020.38	4.46	0.89%

*Expenses are equal to the average account value times the Fund's annualized expense ratio multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year.

**Annualized

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Portfolio Holdings

(As a Percentage of Total Investments)

Government Reserves Fund	Prime Obligations Fund

Portfolio Holdings As a Percentage of Total Investments	Portfolio Holdings As a Percentage of Total Investments

Financial Reserves Fund	Tax Free Money Market Fund

Portfolio Holdings As a Percentage of Total Investments	Portfolio Holdings As a Percentage of Total Investments

Ohio Municipal Money Market Fund

Portfolio Holdings As a Percentage of Total Investments

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Board Consideration Disclosure for Retail Money Market Funds

Considerations of the Board in Continuing the Investment Advisory Agreement (the "Agreement")

The Board approved the Agreement on behalf of all of the Funds at its regular meeting, which was called for that purpose, on December 3, 2008. The Board also considered information relating to the Agreement at a meeting on October 22, 2008. In considering whether to approve the Agreement, the Board requested, and the Adviser provided, information that the Board believed to be reasonably necessary to reach its conclusion. The Board carefully evaluated this information and was advised by legal counsel to the Funds and by legal counsel to the Independent Trustees. The Board reviewed numerous factors with respect to each Fund. The Board considered each Fund's investment performance as a significant factor in determining whether the Agreement should be continued. In considering whether the compensation paid to the Adviser was fair and reasonable, the Board also evaluated, among other things, the following factors:

• Services provided under the Agreement;

• Requirements of the Funds for the services provided by the Adviser;

• Quality of the services provided and expected to be provided;

• Fees payable for the services and whether the fee arrangements provided for economies of scale benefits to Fund shareholders as the Funds grow;

• Total expenses of each Fund, net of any distribution or shareholder servicing fees;

• Adviser's commitments to operating the Funds at competitive expense levels;

• Profitability of the Adviser (as reflected by comparing fees earned against the Adviser's costs) with respect to the Adviser's relationship with the Funds;

• Soft-dollar and other service benefits received by the Adviser, including, sources of revenue to affiliates of the Adviser from the Funds through custodian and administration fees;

• Capabilities and financial condition of the Adviser;

• Current economic and industry trends; and

• Historical relationship between each Fund and the Adviser.

The Board reviewed each Fund's current management fee, comprised of the advisory fee plus the administrative fee paid to the Adviser, in the context of the Adviser's profitability of each Fund individually. In addition, the Board compared each Fund's expense ratio, net of any distribution or shareholder servicing fees, and management fee with comparable mutual funds in a peer group compiled by the Adviser. The Board carefully reviewed the factors and methodology used by the Adviser in the selection of each Fund's peer group. When relevant, the Board also reviewed fees that the Adviser charged for managing the assets of similarly-managed institutional accounts. The Trustees also noted that the breakpoints in the advisory fee schedule for each of the Funds other than the Financial Reserves Fund evidenced the Adviser's willingness to share in its economies of scale.

The Board reviewed each Fund's performance against the selected peer group and its Morningstar category averages. The Board recognized that each Fund's performance is provided net of expenses, while the benchmark indices are gross returns.

The Board reviewed various specific factors with respect to each Fund, as described below. In their deliberations, the Trustees did not rank the importance of any particular information or factor considered, and it is presumed that each Trustee attributed different weights to various factors.

Government Reserves Fund:

The Board compared the Government Reserves Fund's 0.50% gross annual management fee to the median gross management fee for the peer group and considered the fact that the fee was higher than the median management fee of 0.47% for the peer group. The Board also compared the Fund's Select Class annual expense ratio, net of any shareholder servicing fee, of 0.57% to the median comparable expense ratio for the peer group and considered the fact that the Fund's ratio also was higher than the peer group median of 0.55%. The Board

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then compared the Fund's Select Class performance for the one-year, three-year, five-year and ten-year periods ended July 31, 2008 to that of the peer group median total returns for the same periods and considered the fact that the Fund underperformed the peer group for each of the periods. The Board noted that the Fund underperformed the appropriate Morningstar category average for each of the four periods reviewed.

The Board specifically addressed the Fund's expenses and performance with the Adviser and considered the fact that, unlike the majority of the funds in the peer group, the Fund is uniquely managed to provide income that is exempt from state taxes, providing a higher after-tax return. The Board noted that the peer group's returns are primarily based on gross yield before taxes, and that the Fund's strategy precluded it from investing in repurchase agreements, which tend to have higher gross yields before taxes.

Having concluded, among other things, that: (1) the Government Reserves Fund's management fee, though higher than the median for the peer group, was acceptable given various factors considered; (2) the Fund's annual expenses, though higher than the median for the peer group, were within the range of expenses attributable to comparable money market funds; and (3) the Fund's investment strategy is targeted to investors who desire income that is exempt from state income taxes, causing the Fund to appear to underperform against its peers (at least on a pre-tax basis); the Board determined that it was in the best interests of the Fund's shareholders to approve the continuation of the Agreement with respect to this Fund.

Prime Obligations Fund:

With respect to the Prime Obligations Fund, the Board compared the Fund's 0.44% gross annual management fee to the median gross management fee for the peer group and considered the fact that the fee was equal to the median gross management fee for the peer group. The Board also compared the Fund's Class A annual expense ratio, net of any shareholder servicing fee, of 0.52% to the median comparable expense ratio for the peer group and considered the fact that the Fund's ratio was lower than the peer group median of 0.56%. The Board then compared the Fund's Class A performance for the one-year, three-year, five-year and ten-year periods ended July 31, 2008 to that of the peer group for the same periods and considered the fact that the Fund outperformed or equaled the performance of the peer group in each of the periods except the one-year period. The Board noted that the Fund underperformed the appropriate Morningstar category average for each of the four periods reviewed.

Having concluded, among other things, that: (1) the Prime Obligations Fund's management fee and annual expenses were well within the range of management fees and annual expenses attributable to comparable mutual funds; and (2) the Fund had outperformed or equaled the performance of its peer group in each of three of the four periods reviewed; the Board determined that it was in the best interests of the Fund's shareholders to approve the continuation of the Agreement with respect to this Fund.

Financial Reserves Fund:

The Board compared the Financial Reserves Fund's 0.60% gross annual management fee to the median gross management fee for the peer group and considered the fact that the fee was significantly higher than the median gross management fee of 0.46% for the peer group. The Board also compared the Fund's Class A annual expense ratio of 0.67% to the median net expense ratio for the peer group and considered the fact that the Fund's ratio was lower than the peer group median of 0.69%. In noting the absence of breakpoints in the Fund's advisory fee, the Board considered that the Fund had been relatively small for a number of years. It was also noted that the Fund pays no shareholder servicing fees. The Board then compared the Fund's Class A performance for the one-year, three-year, five-year and ten-year periods ended July 31, 2008 to that of the peer group for the same periods and considered the fact that the Fund outperformed or equaled the peer group in each of the periods except the one-year period. The Board noted that the Fund underperformed the appropriate Morningstar category average for each of the four periods reviewed.

The Board specifically addressed the Fund's higher management fee with the Adviser. The Board considered various factors presented by the Adviser that related to the appropriateness of continuing the agreement with respect to the Fund notwithstanding the negative results as compared with the peer group.

Having concluded, among other things, that: (1) the Financial Reserves Fund's management fee, though higher than the median for the peer group, was acceptable given various factors considered; (2) the Fund's annual

53

  Supplemental Information — continued
The Victory Portfolios  April 30, 2009

  (Unaudited)

expenses were well within the range of comparable expenses for comparable mutual funds; and (3) the Fund had outperformed or equaled the performance of its peer group in each of three of the four periods reviewed; the Board determined that it was in the best interests of the Fund's shareholders to approve the continuation of the Agreement with respect to this Fund.

Tax-Free Money Market Fund:

The Board compared the Tax-Free Money Market Fund's 0.44% gross annual management fee to the median gross management fee for the peer group and considered the fact that the fee was lower than the median gross management fee of 0.49% for the peer group. The Board also compared the Fund's Class A annual expense ratio, net of any shareholder servicing fee, of 0.52% to the median comparable expense ratio for the peer group and considered the fact that the Fund's ratio was lower than the peer group median of 0.57%. The Board then compared the Fund's Class A performance for the one-year, three-year, five-year and ten-year periods ended July 31, 2008 to that of the peer group for the same periods and considered the fact that the Fund underperformed the peer group for each of the periods. The Board noted that the Fund had also underperformed the appropriate Morningstar category average for each of the four periods reviewed.

The Board specifically addressed the Fund's performance with the Adviser. The Board considered various factors presented by the Adviser that related to the appropriateness of continuing the agreement with respect to the Fund. The Board also considered that, unlike many of it peers, the Fund is managed to limit exposure to securities that pay interest subject to the federal alternative minimum tax ("AMT"), potentially resulting in a more favorable relative after-tax yield for investors subject to AMT.

Having concluded, among other things, that: (1) the Tax-Free Money Market Fund's management fee and annual expenses were well within the range of management fee and expenses attributable to comparable mutual funds; and (2) among other factors, the Fund's investment strategy of limiting income that was subject to the AMT detracted from the Fund's performance as compared to the peer group (at least on a pre-tax basis), since the peer group included Funds that could generate unlimited income subject to ATM; the Board determined that it was in the best interests of the Fund's shareholders to approve the continuation of the Agreement with respect to this Fund.

Ohio Municipal Money Market Fund:

With respect to the Ohio Municipal Money Market Fund, the Board compared the Fund's 0.54% gross annual management fee to the median gross management fee for the peer group and considered the fact that the fee was higher than the median gross management fee of 0.50% for the peer group. The Board also compared the Fund's Class A annual expense ratio, net of any shareholder servicing fee, of 0.62% to the median comparable expense ratio for the peer group and considered the fact that the Fund's ratio was higher than the peer group median of 0.57%. The Board then compared the Fund's Class A performance for the one-year, three-year, five-year and ten-year periods ended July 31, 2008 to that of the peer group for the same periods and considered the fact that the Fund underperformed the peer group for each of the periods. The Board noted that the Fund had also underperformed the appropriate Morningstar category average in each of the four periods reviewed.

The Board specifically addressed the Fund's higher management fee, higher expenses and relatively less favorable performance with the Adviser. The Board considered various factors presented by the Adviser that related to the appropriateness of continuing the agreement with respect to the Fund notwithstanding the negative results as compared with the peer group.

Having concluded, among other things, that: (1) the Ohio Municipal Money Market Fund's management fee, though higher than the median management fee of the peer group, was acceptable given various factors considered; (2) the Fund's annual expenses, though higher than the median expense ratio of the peer group, were within the range of expenses of comparable mutual funds and were acceptable given various factors considered; and (3) the Fund's performance was the result of the Adviser managing the Fund to preserve principal; the Board determined that it was in the best interests of the Fund's shareholders to approve the continuation of the Agreement with respect to this Fund.

54

  Supplemental Information — continued
The Victory Portfolios  April 30, 2009

  (Unaudited)

Approval of the Agreement on Behalf of the Funds

Based on its review of the information requested and provided, and following extended discussions concerning the same, the Board determined that the Agreement, on behalf of each of the Funds discussed above, was consistent with the best interests of the Funds and their shareholders, and the Board unanimously approved the Agreement, on behalf of each Fund, for additional annual periods on the basis of the foregoing review and discussions and the following considerations, among others:

• The fairness and reasonableness of the investment advisory fee payable to the Adviser under the Agreement in light of the investment advisory services provided, the costs of these services, the profitability of the Adviser's relationship with the Funds and the comparability of the fees paid to the fees paid by other investment companies;

• The nature, quality and extent of the investment advisory services provided by the Adviser, in light of the high quality services provided by the Adviser in its management of the Funds and the Funds' historic performance, including the success of the Funds in achieving stated investment objectives;

• The Adviser's long-standing philosophy of managing the Funds with a focus on principal protection as opposed to higher yields relative to peers, a philosophy noted as being especially relevant in the current market environment and in light of publicized credit quality issues experienced by money market funds across the industry;

• The Adviser's entrepreneurial commitment to the management of the Funds and the creation of a broad-based family of funds, which could entail a substantial commitment of the Adviser's resources to the successful operation of the Funds;

• The Adviser's statements regarding its and its affiliates' commitment to providing additional resources to support the Funds through the current market turmoil, as evidenced, among other things, by the continuing payments under a special letter of credit voluntarily extended by the Adviser's parent company to the benefit of the Prime Money Market Fund and the Financial Reserves Fund;

• The Adviser's representations regarding its staffing and capabilities to manage the Funds, including the retention of personnel with relevant portfolio management experience;

• The Adviser's efforts to enhance investment results by, among other things, developing qualified portfolio management teams, committing substantial resources, and implementing a risk management program aimed at measuring, managing and monitoring portfolio risk, and to reduce expenses across the complex; and

• The overall high quality of the personnel, operations, financial condition, investment management capabilities, methodologies and performance of the Adviser.

55

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59

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60

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61

The Victory Funds
P.O. Box 182593
Columbus, Ohio 43218-2593

Visit our web site at:	Call Victory at:
www.VictoryConnect.com	800-539-FUND (800-539-3863)

VF-MMMF-SEMI (4/09)

April 30, 2009

Semi Annual Report

Diversified Stock Fund

VictoryConnect.com

News, Information And Education 24 Hours A Day, 7 Days A Week

The Victory Funds site gives fund shareholders, prospective shareholders, and investment professionals a convenient way to access fund information, get guidance, and track fund performance anywhere they can access the Internet. The site includes:

•  Detailed performance records

•  Daily share prices

•  The latest fund news

•  Investment resources to help you become a better investor

•  A section dedicated to investment professionals

Whether you're a potential investor searching for the fund that matches your investment philosophy, a seasoned investor interested in planning tools, or an investment professional, VictoryConnect.com has what you're looking for. Visit us anytime. We're always open.

The Victory Portfolios

Shareholder Letter	3

Financial Statements

Schedule of Portfolio Investments	5

Statement of Assets and Liabilities	8

Statement of Operations	9

Statements of Changes in Net Assets	10

Financial Highlights	12

Notes to Financial Statements	16

Supplemental Information

Trustee and Officer Information	25

Proxy Voting and Form N-Q Information	28

Expense Examples	28

Portfolio Holdings	29

Advisory Contract Renewal	30

The Fund is distributed by Victory Capital Advisers Inc., which is affiliated with KeyCorp and its subsidiaries. Victory Capital Management Inc., a member of the Key financial network, is the investment adviser to the Fund and receives a fee from the Fund for performing services for the Fund.

This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus of the Diversified Stock Fund.

The information in this semi-annual report is based on data obtained from recognized services and sources and is believed to be reliable. Any opinions, projections or recommendations in this report are subject to change without notice and are not intended as individual investment advice. Furthermore, Victory Capital Management Inc. and its affiliates, as agents for their clients, and any of its officers or employees may have a beneficial interest or position in any of the securities mentioned, which may be contrary to any opinion or projection expressed in this report. Past investment performance of markets or securities mention herein should not be considered to be indicative of future results.

NOT FDIC INSURED

Shares of the Victory Funds are not insured by the FDIC,
are not deposits or other obligations of, or guaranteed by, KeyCorp, Victory Capital Management Inc., or their affiliates, and are subject to investment risks, including possible loss of the principal amount invested.

Call Victory at:

800-539-FUND (800-539-3863)

Visit our web site at:

www.VictoryConnect.com

1

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2

Letter to Our Shareholders

"Nowhere to hide" was the theme for 2008. The S&P 500 suffered its worst calendar year since 1931. Volatility reached extreme levels not seen in decades. Despite aggressive monetary and fiscal stimulus, which prompted a number of short-term trading rallies, the overriding path was downward.

In the first quarter of 2009, the market continued its overall decline, but rallied sharply towards the end of the quarter to finish in strong fashion. While the economic backdrop remains challenging, indicators are becoming "less bad" and further government/Federal Reserve intervention has provided a lift to the equity market from oversold levels.

The Federal Reserve, in tandem with the U.S. Government, is using all of its tools in an attempt to stabilize financial markets. While specific details are still being determined, recent announcements of the Term Asset-backed Loan Facility (TALF) and the Public Private Investment Plan (PPIP) programs are gaining more support than previous endeavors. Encouragingly, these efforts are taking place simultaneously in different forms on a global scale. This globally coordinated effort to stabilize financial markets and stimulate economic activity could provide support and eventually work as a catalyst for future growth.

While there are still major headwinds, the market is coming off of its worst period in decades, and as a leading indicator of future activity, has priced-in much of the bad news with several technical indicators also pointing towards a recovery. We at Victory remain constructive on the longer term outlook, albeit cognizant of the short-term risks, and continue to hold to our three-tiered strategic plan for investment management:

1.  Consistent Performance and Investment Quality
Dedicated strategy teams maintain complete investment autonomy and consistently apply transparent, repeatable processes. Reliance on fundamental research ensures high-conviction portfolios, and state-of-the-art risk management tools are employed to ensure ongoing risk monitoring. Finally, value-added trading provides effective execution of investment decisions.

2.  Client Service Excellence
Our approach is simple: communication is complete, honest, and straightforward — our goal is no surprises.

3.  Empowerment, Ownership, and Accountability
Victory has an organizational structure that fosters an environment in which investment professionals thrive, and our compensation plan is built to attract and retain industry-leading talent. Our senior management team is committed to delivering high quality investment products and services.

3

We appreciate your confidence in the Victory Funds. We continue to closely monitor the possibility of increased regulatory reform wrought by these tumultuous times, and will strive to embrace the programs and adopt the procedures necessary to safeguard our shareholders. If you have questions or would like further information, please feel free to contact us at 1-800-539-3863, or via our Website at www.VictoryConnect.com.

Michael Policarpo

President
The Victory Portfolios

4

The Victory Portfolios  Schedule of Portfolio Investments
Diversified Stock Fund  April 30, 2009

(Amounts in Thousands, Except Shares)  (Unaudited)

Security Description	Shares or Principal Amount	Value
Commercial Paper (4.2%)
Toyota Motor Credit Corp., 0.18% (a), 5/1/09	$144,766	$144,766
Total Commercial Paper (Amortized Cost $144,766)		144,766
Common Stocks (94.9%)
Aerospace/Defense (0.3%):
Boeing Co. (b)	270,823	10,846
Banks (3.1%):
Northern Trust Corp.	957,000	52,022
PNC Financial Services Group, Inc. (b)	574,000	22,788
U.S. Bancorp (b)	1,762,000	32,104
		106,914
Beverages (2.1%):
PepsiCo, Inc.	1,433,239	71,318
Biotechnology (1.6%):
Amgen, Inc. (b) (c)	1,150,500	55,765
Brokerage Services (3.3%):
Charles Schwab Corp. (b)	6,105,870	112,836
Computers & Peripherals (3.3%):
Dell, Inc. (c)	2,380,000	27,656
EMC Corp. (b) (c)	6,815,500	85,398
		113,054
Consumer Products (1.4%):
Colgate-Palmolive Co.	805,000	47,495
Cosmetics & Toiletries (1.7%):
Estee Lauder Cos., Class A (b)	611,898	18,296
Procter & Gamble Co.	809,660	40,029
		58,325
Electronics (2.4%):
General Electric Co.	6,596,938	83,451
Financial Services (0.4%):
Goldman Sachs Group, Inc.	114,000	14,649
Food Processing & Packaging (0.6%):
H.J. Heinz Co.	567,000	19,516
Health Care (2.2%):
Alcon, Inc.	808,971	74,433
Home Builders (1.1%):
Toll Brothers, Inc. (b) (c)	1,920,804	38,916
Insurance (0.5%):
Prudential Financial, Inc. (b)	571,321	16,500
Internet Business Services (1.5%):
Juniper Networks, Inc. (b) (c)	2,445,000	52,934

See notes to financial statements.

5

The Victory Portfolios  Schedule of Portfolio Investments — continued
Diversified Stock Fund  April 30, 2009

(Amounts in Thousands, Except Shares)  (Unaudited)

Security Description	Shares	Value
Internet Service Provider (1.2%):
Yahoo!, Inc. (c)	2,859,266	$40,859
Investment Companies (1.6%):
Invesco Ltd.	3,658,228	53,849
Manufacturing — Diversified (2.6%):
Illinois Tool Works, Inc.	795,000	26,076
Tyco International Ltd.	2,603,980	61,871
		87,947
Media (1.1%):
News Corp., Class A	4,453,663	36,787
Medical Supplies (1.1%):
Intuitive Surgical, Inc. (b) (c)	250,000	35,933
Mining (3.0%):
Barrick Gold Corp. (b)	2,171,556	63,192
Newmont Mining Corp. (b)	994,900	40,035
		103,227
Oil & Gas Exploration — Production & Services (1.8%):
Anadarko Petroleum Corp.	1,460,699	62,898
Oil Companies — Integrated (1.6%):
Hess Corp.	987,893	54,127
Oilfield Services & Equipment (7.2%):
Halliburton Co.	5,382,047	108,825
Schlumberger Ltd.	2,826,107	138,451
		247,276
Paint, Varnishes & Enamels (0.9%):
The Sherwin-Williams Co.	550,000	31,152
Pharmaceuticals (6.4%):
Johnson & Johnson	1,607,400	84,163
Merck & Co., Inc. (b)	2,980,700	72,252
Pfizer, Inc. (b)	2,820,000	37,675
Teva Pharmaceutical Industries Ltd., Sponsored ADR (b)	604,000	26,510
		220,600
Restaurants (2.2%):
McDonald's Corp.	1,400,168	74,615
Retail (3.3%):
Target Corp. (b)	2,697,000	111,278
Retail — Discount (3.9%):
Wal-Mart Stores, Inc. (b)	2,619,000	131,998
Retail — Drug Stores (3.3%):
CVS Caremark Corp.	3,550,975	112,850
Retail — Specialty Stores (5.0%):
Bed Bath & Beyond, Inc. (c)	616,647	18,758
Lowe's Cos., Inc.	7,108,376	152,830
		171,588

See notes to financial statements.

6

The Victory Portfolios  Schedule of Portfolio Investments — continued
Diversified Stock Fund  April 30, 2009

(Amounts in Thousands, Except Shares)  (Unaudited)

Security Description	Shares or Principal Amount	Value
Semiconductors (6.9%):
Intel Corp.	6,758,370	$106,647
Lam Research Corp. (c)	1,501,000	41,848
Taiwan Semiconductor Manufacturing Co. Ltd., Sponsored ADR (b)	8,347,511	88,233
		236,728
Software & Computer Services (7.4%):
Adobe Systems, Inc. (b) (c)	2,430,014	66,461
Microsoft Corp.	4,707,700	95,378
Oracle Corp.	4,664,000	90,202
		252,041
Steel (2.3%):
Nucor Corp.	1,957,478	79,650
Transportation Services (3.3%):
United Parcel Service, Inc., Class B (b)	2,153,331	112,705
Utilities — Electric (1.4%):
Exelon Corp.	1,025,102	47,288
Utilities — Telecommunications (1.9%):
AT&T, Inc.	2,525,000	64,691
Total Common Stocks (Cost $3,283,530)		3,247,039
Short-Term Securities Held as Collateral for Securities Lending (12.0%)
Pool of various securities for Victory Funds — footnote 2 (Securities Lending)	$410,859	410,014
Total Short-Term Securities Held as Collateral for Securities Lending (Cost $410,859)		410,014
Total Investments (Cost $3,839,155) — 111.1%		3,801,819
Liabilities in excess of other assets — (11.1)%		(381,210)
NET ASSETS — 100.0%		$3,420,609

(a)  Rate represents the effective yield at purchase.

(b)  A portion or all of the security was held on loan.

(c)  Non-income producing security.

ADR — American Depositary Receipt

See notes to financial statements.

7

  Statement of Assets and Liabilities
The Victory Portfolios   April 30, 2009

(Amounts in Thousands, Except Per Share Amounts)  (Unaudited)

Diversified Stock Fund
ASSETS:
Investments, at value (Cost $3,839,155) (a)	$3,801,819
Cash	50
Interest and dividends receivable	4,119
Receivable for capital shares issued	4,521
Receivable for investments sold	54,971
Prepaid expenses	163
Total Assets	3,865,643
LIABILITIES:
Payable for investments purchased	28,535
Payable for capital shares redeemed	2,103
Payable for return of collateral received	410,859
Accrued expenses and other payables:
Investment advisory fees	1,621
Administration fees	252
Custodian fees	32
Transfer agent fees	399
Trustee fees	6
Shareholder servicing fees	578
12b-1 fees	145
Other accrued expenses	504
Total Liabilities	445,034
NET ASSETS:
Capital	4,807,926
Undistributed net investment income	586
Accumulated net realized losses from investments	(1,350,567)
Net unrealized depreciation on investments	(37,336)
Net Assets	$3,420,609
Net Assets
Class A Shares	$2,908,450
Class C Shares	111,455
Class R Shares	141,865
Class I Shares	258,839
Total	$3,420,609
Shares (unlimited number of shares authorized with a par value of $0.001 per share):
Class A Shares	258,810
Class C Shares	10,146
Class R Shares	12,742
Class I Shares	23,047
Total	304,745
Net asset value, offering (except Class A Shares) and redemption price per share:
Class A Shares	$11.24
Class C Shares (b)	$10.98
Class R Shares	$11.13
Class I Shares	$11.23
Maximum Sales Charge — Class A Shares	5.75%
Maximum Offering Price (100%/(100%-maximum sales charge) of net asset value adjusted to the nearest cent) per share: Class A Shares	$11.93

(a)  Includes securities on loan of $396,224.

(b)  Redemption price per share varies by the length of time shares are held.

See notes to financial statements.

8

  Statement of Operations

The Victory Portfolios  For the Six Months Ended April 30, 2009

(Amounts in Thousands)  (Unaudited)

Diversified Stock Fund
Investment Income:
Interest income	$215
Dividend income	34,866
Total Income	35,081
Expenses:
Investment advisory fees	9,186
Administration fees	1,465
Shareholder servicing fees — Class A Shares	3,244
12b-1 fees — Class C Shares	539
12b-1 fees — Class R Shares	323
Custodian fees	194
Transfer agent fees	277
Transfer agent fees — Class A Shares	778
Transfer agent fees — Class C Shares	63
Transfer agent fees — Class R Shares	56
Transfer agent fees — Class I Shares	8
Trustees' fees	154
Legal and audit fees	200
Other expenses	540
Total Expenses	17,027
Net Investment Income	18,054
Realized/Unrealized Gains (Losses) from Investment Transactions
Net realized losses from investment transactions	(999,694)
Net change in unrealized appreciation/depreciation on investments	733,225
Net realized/unrealized losses from investments	(266,469)
Change in net assets resulting from operations	$(248,415)

See notes to financial statements.

9

The Victory Portfolios   Statements of Changes in Net Assets

(Amounts in Thousands)

	Diversified Stock Fund
	Six Months Ended April 30, 2009	Year Ended October 31, 2008
	(Unaudited)
From Investment Activities:
Operations:
Net investment income	$18,054	$35,676
Net realized loss from investment transactions	(999,694)	(339,147)
Net realized gains from redemptions in-kind	—	1,804
Net change in unrealized appreciation/depreciation on investments	733,225	(1,366,024)
Change in net assets resulting from operations	(248,415)	(1,667,691)
Distributions to shareholders:
From net investment income:
Class A Shares	(15,372)	(31,339)
Class C Shares	(176)	(301)
Class R Shares	(596)	(1,145)
Class I Shares	(1,690)	(2,175)
From net realized gains:
Class A Shares	—	(379,022)
Class C Shares	—	(20,477)
Class R Shares	—	(22,131)
Class I Shares	—	(11,580)
Change in net assets resulting from distributions to shareholders	(17,834)	(468,170)
Change in net assets from capital transactions	309,270	1,048,533
Change in net assets	43,021	(1,087,328)
Net Assets:
Beginning of period	3,377,588	4,464,916
End of period	$3,420,609	$3,377,588
Undistributed net investment income	$586	$366

See notes to financial statements.

10

The Victory Portfolios   Statements of Changes in Net Assets

(Amounts in Thousands)

	Diversified Stock Fund
	Six Months Ended	Year Ended
	April 30, 2009	October 31, 2008
	(Unaudited)
Capital Transactions:
Class A Shares
Proceeds from shares issued	$776,996	$1,590,760
Dividends reinvested	11,730	321,942
Cost of shares redeemed	(537,221)	(1,094,779)
Total Class A Shares	$251,505	$817,923
Class C Shares
Proceeds from shares issued	$12,531	$40,260
Dividends reinvested	101	11,239
Cost of shares redeemed	(18,868)	(38,915)
Total Class C Shares	$(6,236)	$12,584
Class R Shares
Proceeds from shares issued	$34,375	$49,724
Dividends reinvested	530	21,243
Cost of shares redeemed	(23,457)	(55,390)
Total Class R Shares	$11,448	$15,577
Class I Shares
Proceeds from shares issued	$78,719	$259,734
Dividends reinvested	1,391	13,465
Cost of shares redeemed	(27,557)	(70,750)
Total Class I Shares	$52,553	$202,449
Change in net assets from capital transactions	$309,270	$1,048,533
Share Transactions:
Class A Shares
Issued	73,187	98,725
Reinvested	1,117	18,130
Redeemed	(52,311)	(69,042)
Total Class A Shares	21,993	47,813
Class C Shares
Issued	1,192	2,479
Reinvested	10	644
Redeemed	(1,874)	(2,536)
Total Class C Shares	(672)	587
Class R Shares
Issued	3,278	3,088
Reinvested	51	1,205
Redeemed	(2,277)	(3,689)
Total Class R Shares	1,052	604
Class I Shares
Issued	7,553	15,825
Reinvested	133	766
Redeemed	(2,627)	(4,430)
Total Class I Shares	5,059	12,161
Change in Shares	27,432	61,165

See notes to financial statements.

11

The Victory Portfolios  Financial Highlights

For a Share Outstanding Throughout Each Period

	Diversified Stock Fund
	Class A Shares
	Six Months Ended April 30, 2009	Year Ended October 31, 2008	Year Ended October 31, 2007		Year Ended October 31, 2006	Year Ended October 31, 2005	Year Ended October 31, 2004
	(Unaudited)
Net Asset Value, Beginning of Period	$12.20	$20.68	$18.52		$16.68	$15.36	$13.74
Investment Activities:
Net investment income	0.06	0.14	0.14		0.07	0.13	0.09 (a)
Net realized and unrealized gains (losses) on investments	(0.96)	(6.48)	3.32		2.59	1.32	1.62
Total from Investment Activities	(0.90)	(6.34)	3.46		2.66	1.45	1.71
Distributions:
Net investment income	(0.06)	(0.14)	(0.15)		(0.08)	(0.13)	(0.09)
Net realized gains from investments	—	(2.00)	(1.15)		(0.74)	—	—
Total Distributions	(0.06)	(2.14)	(1.30)		(0.82)	(0.13)	(0.09)
Net Asset Value, End of Period	$11.24	$12.20	$20.68		$18.52	$16.68	$15.36
Total Return (excludes sales charge) (b)	(7.32)%	(33.82)%	19.74	%(c)	16.52%	9.47%	12.46%
Ratios/Supplemental Data:
Net assets at end of period (000)	$2,908,450	$2,888,131	$3,909,527		$3,385,643	$2,643,900	$1,834,238
Ratio of expenses to average net assets (d)	1.10%	1.04%	1.04%		1.07%	1.13%	1.10%
Ratio of net investment income to average net assets (d)	1.20%	0.89%	0.73%		0.39%	0.74%	0.59%
Ratio of expenses to average net assets (d) (e)	1.10%	1.04%	1.04%		1.07%	1.16%	1.11%
Ratio of net investment income to average net assets (d) (e)	1.20%	0.89%	0.73%		0.39%	0.71%	0.58%
Portfolio turnover (f)	61%	118%	102%		103%	93%	86%

(a)  Calculated using average shares for the period.

(b)  Not annualized for periods less than one year.

(c)  During the year ended October 31, 2007, Victory Capital Management ("VCM") paid the Fund monies pursuant to an agreement reached among the Fund, BISYS (effective August 1, 2007, BISYS' parent company, BISYS Group Inc., was acquired by Citibank N.A.) and VCM relating to certain expenditures that, among other things, supported distribution of Fund shares. Had this payment not been made, the total return would have been 0.07% lower.

(d)  Annualized for periods less than one year.

(e)  During the period, certain fees were reduced and/or reimbursed. If such fee reductions and/or reimbursements had not occurred, the ratios would have been as indicated.

(f)  Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

See notes to financial statements.

12

The Victory Portfolios  Financial Highlights — continued

For a Share Outstanding Throughout Each Period

	Diversified Stock Fund
	Class C Shares
	Six Months Ended April 30, 2009	Year Ended October 31, 2008	Year Ended October 31, 2007		Year Ended October 31, 2006	Year Ended October 31, 2005	Year Ended October 31, 2004
	(Unaudited)
Net Asset Value, Beginning of Period	$11.92	$20.28	$18.22		$16.49	$15.24	$13.66
Investment Activities:
Net investment income (loss)	0.03	0.02	(0.01)		(0.08)	0.01	(0.01	)(a)
Net realized and unrealized gains (losses) on investments	(0.95)	(6.35)	3.26		2.55	1.31	1.62
Total from Investment Activities	(0.92)	(6.33)	3.25		2.47	1.32	1.61
Distributions:
Net investment income	(0.02)	(0.03)	(0.04)		—	(0.07)	(0.03)
Net realized gains from investments	—	(2.00)	(1.15)		(0.74)	—	—
Total Distributions	(0.02)	(2.03)	(1.19)		(0.74)	(0.07)	(0.03)
Net Asset Value, End of Period	$10.98	$11.92	$20.28		$18.22	$16.49	$15.24
Total Return (excludes contingent deferred sales charge) (b)	(7.73)%	(34.38)%	18.81	%(c)	15.51%	8.66%	11.77%
Ratios/Supplemental Data:
Net assets at end of period (000)	$111,455	$128,934	$207,513		$188,157	$143,141	$74,036
Ratio of expenses to average net assets (d)	1.92%	1.84%	1.83%		1.92%	1.90%	1.75%
Ratio of net investment income (loss) to average net assets (d)	0.40%	0.09%	(0.07)%		(0.47)%	(0.10)%	(0.09)%
Ratio of expenses to average net assets (d) (e)	1.92%	1.84%	1.83%		1.93%	2.01%	1.93%
Ratio of net investment income (loss) to average net assets (d) (e)	0.40%	0.09%	(0.07)%		(0.48)%	(0.21)%	(0.27)%
Portfolio turnover (f)	61%	118%	102%		103%	93%	86%

(a)  Calculated using average shares for the period.

(b)  Not annualized for periods less than one year.

(c)  During the year ended October 31, 2007, Victory Capital Management ("VCM") paid the Fund monies pursuant to an agreement reached among the Fund, BISYS (effective August 1, 2007, BISYS' parent company, BISYS Group Inc., was acquired by Citibank N.A.) and VCM relating to certain expenditures that, among other things, supported distribution of Fund shares. Had this payment not been made, the total return would have been 0.07% lower.

(d)  Annualized for periods less than one year.

(e)  During the period, certain fees were reduced and/or reimbursed. If such fee reductions and/or reimbursements had not occurred, the ratios would have been as indicated.

(f)  Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

See notes to financial statements.

13

The Victory Portfolios  Financial Highlights — continued

For a Share Outstanding Throughout Each Period

	Diversified Stock Fund
	Class R Shares
	Six Months Ended April 30, 2009	Year Ended October 31, 2008	Year Ended October 31, 2007		Year Ended October 31, 2006	Year Ended October 31, 2005	Year Ended October 31, 2004
	(Unaudited)
Net Asset Value, Beginning of Period	$12.08	$20.51	$18.38		$16.55	$15.24	$13.64
Investment Activities:
Net investment income	0.05	0.09	0.09		0.01	0.08	0.03
Net realized and unrealized gains (losses) on investments	(0.95)	(6.43)	3.29		2.58	1.31	1.60
Total from Investment Activities	(0.90)	(6.34)	3.38		2.59	1.39	1.63
Distributions:
Net investment income	(0.05)	(0.09)	(0.10)		(0.02)	(0.08)	(0.03)
Net realized gains from investments	—	(2.00)	(1.15)		(0.74)	—	—
Total Distributions	(0.05)	(2.09)	(1.25)		(0.76)	(0.08)	(0.03)
Net Asset Value, End of Period	$11.13	$12.08	$20.51		$18.38	$16.55	$15.24
Total Return (a)	(7.45)%	(34.05)%	19.42	%(b)	16.25%	9.10%	11.95%
Ratios/Supplemental Data:
Net assets at end of period (000)	$141,865	$141,263	$227,392		$220,783	$215,975	$229,361
Ratio of expenses to average net assets (c)	1.39%	1.33%	1.30%		1.36%	1.48%	1.52%
Ratio of net investment income to average net assets (c)	0.89%	0.60%	0.46%		0.11%	0.49%	0.19%
Ratio of expenses to average net assets (c) (d)	1.39%	1.33%	1.30%		1.36%	1.51%	1.52%
Ratio of net investment income to average net assets (c) (d)	0.89%	0.60%	0.46%		0.11%	0.46%	0.19%
Portfolio turnover (e)	61%	118%	102%		103%	93%	86%

(a)  Not annualized for periods less than a year.

(b)  During the year ended October 31, 2007, Victory Capital Management ("VCM") paid the Fund monies pursuant to an agreement reached among the Fund, BISYS (effective August 1, 2007, BISYS' parent company, BISYS Group Inc., was acquired by Citibank N.A.) and VCM relating to certain expenditures that, among other things, supported distribution of Fund shares. Had this payment not been made, the total return would have been 0.07% lower.

(c)  Annualized for periods less than one year.

(d)  During the period, certain fees were reduced and/or reimbursed. If such fee reductions and/or reimbursements had not occurred, the ratios would have been as indicated.

(e)  Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

See notes to financial statements.

14

The Victory Portfolios  Financial Highlights — continued

For a Share Outstanding Throughout Each Period

	Diversified Stock Fund
	Class I Shares
	Six Months Ended April 30, 2009	Year Ended October 31, 2008	Period Ended October 31, 2007(a)
	(Unaudited)
Net Asset Value, Beginning of Period	$12.19	$20.68	$19.37
Investment Activities:
Net investment income	0.08	0.19	0.03
Net realized and unrealized gains (losses) on investments	(0.96)	(6.49)	1.35
Total from investment activities	(0.88)	(6.30)	1.38
Distributions:
Net investment income	(0.08)	(0.19)	(0.07)
Net realized gains from investments	—	(2.00)	—
Total Distributions	(0.08)	(2.19)	(0.07)
Net Asset Value, End of Period	$11.23	$12.19	$20.68
Total Return (b)	(7.18)%	(33.69)%	7.16%
Ratios/Supplemental Data:
Net assets at end of period (000)	$258,839	$219,260	$120,484
Ratio of expenses to average net assets (c)	0.78%	0.75%	0.75%
Ratio of net investment income to average net assets (c)	1.48%	1.24%	1.07%
Portfolio turnover (d)	61%	118%	102%

(a)  Class I Shares commenced operations on August 31, 2007.

(b)  Not annualized for periods less than one year.

(c)  Annualized for periods less than one year.

(d)  Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

See notes to financial statements.

15

Notes to Financial Statements

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1.  Organization:

The Victory Portfolios (the "Trust") was organized on December 6, 1995 as a Delaware statutory trust (formerly a Delaware business trust) as a successor to a company of the same name organized as a Massachusetts business trust on February 5, 1986. The Trust is registered under the Investment Company Act of 1940, as amended (the "1940 Act") as an open-end investment company. The Trust is authorized to issue an unlimited number of shares, which are units of beneficial interest with a par value of $0.001. As of April 30, 2009, the Trust offered shares of 22 funds. The accompanying financial statements are those of the Diversified Stock Fund (the "Fund").

The Fund is authorized to issue four classes of shares: Class A Shares, Class C Shares, Class R Shares and Class I Shares. Each class of shares has substantially identical rights and privileges except with respect to sales charges, fees paid under shareholder servicing or distribution plans, expenses allocable exclusively to each class of shares, voting rights on matters solely affecting a single class of shares, and the exchange privilege of each class of shares.

The Fund seeks to provide long-term growth of capital.

Under the Trust's organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, in the normal course of business, the Fund enters into contracts with its vendors and others that provide for general indemnifications. The Fund's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund. However, based on experience, the Fund expects that risk of loss to be remote.

2.  Significant Accounting Policies:

The following is a summary of significant accounting policies followed by the Trust in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America ("GAAP"). The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates.

Securities Valuation:

Portfolio securities listed or traded on domestic securities exchanges, including American Depositary Receipts ("ADRs"), are valued at the closing price on the exchange or system where the security is principally traded or at the Nasdaq Official Closing Price. If there are no sales for that day on the exchange or system, a security is valued at the last available bid quotation on the exchange or system where the security is principally traded. Debt securities of U.S. issuers (other than short-term investments maturing in 60 days or less), including corporate and municipal securities, are valued on the basis of bid valuations provided by dealers or an independent pricing service approved by the Trust's Board of Trustees (the "Board"). Short-term investments maturing in 60 days or less are valued at amortized cost, which approximates market value. Futures contracts are valued at settlement price established each day by the board of trade or an exchange on which they are traded. Options traded on an exchange are valued using that last sale price or, in the absence of a sale, the mean of the latest bid and ask prices. Investments in other open-end investment companies are valued at net asset value. Investments for which there are no such quotations, or for which quotations do not appear reliable, are valued at fair value as determined in good faith by the Pricing Committee under the direction of the Board.

Effective November 1, 2008, the Fund began applying the standard established under Statement of Financial Accounting Standards ("SFAS") No. 157, "Fair Value Measurements" ("SFAS 157"). This standard establishes a single authoritative definition of fair value, sets out a framework for measuring fair value, and requires additional disclosures about fair value measurements. One key component of the implementation of SFAS 157 includes the development of a three-tier fair value hierarchy. The basis of the tiers is dependant upon the various "inputs" used to determine the

16

Notes to Financial Statements — continued

The Victory Portfolios  April 30, 2009

(Unaudited)

value of the Fund's investments. These inputs are summarized in the three broad levels listed below:

• Level 1 — quoted prices in active markets for identical securities.

• Level 2 — other significant observable inputs (including quoted prices for similar securities or interest rates, applicable to those securities, etc.).

• Level 3 — significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing investments are not necessarily an indication of the risk associated with investing in those investments.

The following is a summary of the inputs used to value the Fund's investments as of April 30, 2009 (amounts in thousands):

Fund Name	LEVEL 1 — Quoted Prices	LEVEL 2 — Other Significant Observable Inputs	LEVEL 3 — Significant Unobservable Inputs	Total
Diversified Stock Fund	$3,247,039	$549,991	$4,788	$3,801,818

Reconciliation of Level 3 items.

Following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value:

Diversified Stock Fund	Investments In Securities
Balance as of 10/31/08	$23,809
Realized Gain (Loss)	—
Change in unrealized appreciation/depreciation(a)	(845)
Net purchases (sales)	(18,176)
Transfers in and/or out of Level 3	—
Balance as of 4/30/09	$4,788

(a)  The change in unrealized appreciation/depreciation is attributable to investments held at April 30, 2009.

Securities Transactions and Related Income:

Changes in holdings of portfolio securities are accounted for no later than one business day following the trade date. For financial reporting purposes, however, portfolio security transactions are accounted for on trade date on the last business day of the reporting period. Interest income is recognized on the accrual basis and includes, where applicable, the amortization of premium or accretion of discount. Dividend income is recorded on the ex-dividend date. Gains or losses realized on sales of securities are determined by comparing the identified cost of the security lot sold with the net sales proceeds.

Repurchase Agreements:

The Fund may acquire securities subject to repurchase agreements from financial institutions such as banks and broker-dealers, which the Fund's investment adviser deems creditworthy under guidelines approved by the Board. Under a repurchase agreement, the seller agrees to repurchase such securities at a mutually agreed-upon date and price. The repurchase price generally equals the price paid by the Fund plus interest negotiated on the basis of current short term rates, which may be more or less than the rate on the underlying securities. The repurchase agreements are collateralized by various corporate, U.S. Government and government-backed securities, with a value of not less than the repurchase price (including interest). If the counter-party defaults, and the fair value of the collateral declines, realization of the collateral by the Fund may be delayed or

17

Notes to Financial Statements — continued

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(Unaudited)

limited and/or result in additional costs. Securities subject to repurchase agreements are held by the Fund's custodian or another qualified custodian or in the Federal Reserve/Treasury book-entry system.

Futures Contracts:

The Fund may enter into contracts for the future delivery of securities or foreign currencies and futures contracts based on a specific security, class of securities, foreign currency or an index, and purchase or sell options on any such futures contracts. A futures contract on a securities index is an agreement obligating either party to pay, and entitling the other party to receive, while the contract is outstanding, cash payments based on the level of a specified securities index. The Fund may enter into futures contracts in an effort to hedge against market risks. The acquisition of put and call options on futures contracts will give the Fund the right (but not the obligation), for a specified price, to sell or to purchase the underlying futures contract, upon exercise of the option, at any time during the option period. Futures transactions involve brokerage costs and require the Fund to segregate assets to cover contracts that would require it to purchase securities or currencies. A good faith margin deposit of cash or government securities with a broker or custodian is required to initiate and maintain open positions in futures contracts. Subsequent payments made or received by the Fund based on the change in the market value of the position are recorded as unrealized appreciation or depreciation until the contract is closed out, at which time the gain or loss is realized. The Fund may lose the expected benefit of futures transactions if interest rates, exchange rates or securities prices change in an unanticipated manner. Such unanticipated changes may also result in lower overall performance than if the Fund had not entered into any futures transactions. In addition, the value of the Fund's futures positions may not prove to be perfectly or even highly correlated with the value of its portfolio securities or foreign currencies, limiting the Fund's ability to hedge effectively against interest rate, exchange rate and/or market risk and giving rise to additional risks. There is no assurance of liquidity in the secondary market for purposes of closing out futures positions. As of April 30, 2009, the Fund did not hold any futures contracts.

Securities Purchased on a When-Issued Basis:

The Fund may purchase securities on a "when-issued" basis. When-issued securities are securities purchased for delivery beyond normal settlement periods at a stated price and/or yield, thereby involving the risk that the price and/or yield obtained may be more or less than those available in the market when delivery takes place. At the time a Fund makes the commitment to purchase a security on a when-issued basis, the Fund records the transaction and reflects the value of the security in determining net asset value. No interest accrues to the Fund until the transaction settles and payment takes place. Normally, the settlement date occurs within one month of the purchase. A segregated account is established and the Fund maintains cash and marketable securities at least equal in value to commitments for when-issued securities. These values are included in amounts payable for investments purchased on the accompanying statements of assets and liabilities. As of April 30, 2009, the Fund had no outstanding "when-issued" purchase commitments.

Securities Lending:

The Fund may, from time to time, lend securities from its portfolio to broker-dealers, banks, financial institutions and other institutional borrowers approved by the Board. The Fund will limit its securities lending activity to 33 1/3% of its total assets. KeyBank National Association ("KeyBank"), the Fund's custodian and an affiliate of Victory Capital Management Inc., the Fund's investment adviser ("VCM" or the "Adviser"), serves as the lending agent for the Trust pursuant to a Securities Lending Agency Agreement (the "Lending Agreement"), for which it receives a fee. KeyBank's fee is computed monthly in arrears and is 25% of the sum of all interest, dividends and other distributions earned from the investment of collateral in investments, as approved by the Board, net of rebates paid by KeyBank to borrowers and net of brokerage commissions, if any, incurred in making or liquidating the investments. For the six months ended April 30, 2009 KeyBank received $25 (amount in thousands) in total from the Trust, The Victory Variable Insurance Funds and The

18

Notes to Financial Statements — continued

The Victory Portfolios  April 30, 2009

(Unaudited)

Victory Institutional Funds (collectively the "Victory Trusts") for its services as lending agent. Under guidelines established by the Board, the Fund must maintain loan collateral (with KeyBank) at all times in an amount equal to at least 100% of the current market value of the loaned securities in the form of cash or U.S. Government obligations, to secure the return of the loaned securities.

Initial value of loan collateral shall be no less than 102% of the market value of the loaned securities plus the accrued interest on debt securities. KeyBank, at the direction of the Adviser, consistent with the Trust's securities lending guidelines, may invest the collateral in short-term debt instruments that the Adviser has determined present minimal credit risks. There is a risk of delay in receiving collateral or in receiving the securities loaned or even a loss of rights in the collateral should the borrower of the securities fail financially.

By lending its securities, the Fund can increase its income by continuing to receive interest or dividends on the loaned securities as well as investing the cash collateral in short-term U.S. Government securities, repurchase agreements, or other short-term securities. The cash collateral, or short-term investments purchased with such collateral, is recorded as an asset of the Fund, offset by a corresponding liability to return all collateral as cash at the termination of the securities loan(s). Fixed income securities received as collateral are not recorded as an asset or liability of the Trust because the Fund does not have effective control of such securities. Loans are subject to termination by the Trust or the borrower at any time.

The Fund loaned securities and received cash collateral with the following values as of April 30, 2009 (amounts in thousands):

	Value of Loaned Securities	Value of Collateral	Average Loan Outstanding During the Period	Income Received by KeyBank from Securities Lending
Diversified Stock Fund	$396,224	$410,013	$203,929	$5

The cash collateral received by the Funds in the Victory Trusts on April 30, 2009 was pooled together and invested in the following (amounts in thousands):

Value of Collateral
Money Market Funds
AIM Treasury Portfolio, 0.30% (a)	$61,364
Dreyfus Government Cash Management Fund, 0.24% (a)	50,000
DWS Government Cash, 0.27% (a)	80,000
Goldman Sachs Financial Square Government Fund, 0.39% (a)	80,000
JP Morgan US Government Money Market Fund, 0.37% (a)	80,000
Merrill Lynch Government Fund, 0.27% (a)	100,000
Reserve Primary Fund, 0.00% (a)	9,469
Repurchase Agreements
Bank of America, 0.31%, 5/1/09 (Date of Agreement, 4/30/09, Proceeds at maturity $50,000 collateralized by various corporate securities, 0.00%-1.33%, 3/23/10-7/26/10, market value $51,500)	50,000
Morgan Stanley, 0.45%, 5/1/09 (Date of Agreement, 4/30/09, Proceeds at maturity $150,002 collateralized by various corporate and government securities, 0.00%-17.00%, 5/1/09-6/19/99, market value $153,297)	150,000

19

Notes to Financial Statements — continued

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(Unaudited)

Value of Collateral
Deutsche Bank, 0.30%, 5/1/09 (Date of Agreement, 4/30/09, Proceeds at maturity $150,001 collateralized by various corporate securities, 0.00%-7.70%, 9/15/16-12/10/49, market value $154,500)	$150,000
Total Market Value	$810,833

(a)  Rate disclosed is the one day yield as of 4/30/09.

Dividends to Shareholders:

Dividends from net investment income are declared and paid quarterly for the Fund. Distributable net realized capital gains, if any, are declared and distributed at least annually. The amounts of dividends from net investment income and of distributions from net realized gains are determined in accordance with federal income tax regulations which may differ from GAAP. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature (i.e. reclass of market discounts and gain/loss) such amounts are reclassified within the components of net assets based on their federal tax-basis treatment; temporary differences do not require reclassification. To the extent dividends and distributions exceed net investment income and net realized gains for tax purposes, they are reported as distributions of capital. Net investment losses incurred by the Fund may be reclassified as an offset to capital in the accompanying statement of assets and liabilities.

Federal Income Taxes:

It is the policy of the Fund to continue to qualify as a regulated investment company by complying with the provisions available to certain investment companies, as defined in applicable sections of the Internal Revenue Code, and to make distributions of net investment income and net realized capital gains sufficient to relieve it from all, or substantially all, federal income taxes.

The Fund complies with Financial Accounting Standards Board ("FASB") Interpretation No. 48, "Accounting for Uncertainty in Income Taxes" ("FIN 48"). FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the affirmative evaluation of tax positions taken or expected to be taken in the course of preparing the Fund's tax return to determine whether it is more-likely-than-not (i.e., greater than 50-percent) that each tax position will be sustained upon examination by a taxing authority based on the technical merits of the position. A tax position that meets the more-likely-than-not recognition threshold is measured to determine the amount of benefit to recognize in the financial statements. Differences between tax positions taken in a tax return and amounts recognized in the financial statements will generally result in an increase in a liability for taxes payable (or a reduction of a tax refund receivable), including the recognition of any related interest and penalties as an operating expense. Implementation of FIN 48 includes a review of tax positions taken in tax years that remain subject to examination by all major tax jurisdictions, including federal (e.g., the last 4 tax year ends and the interim tax period since then). FIN 48 did not impact the Fund's net assets or result of operations. Management believes that there is no tax liability resulting from unrecognized tax benefits related to uncertain tax positions taken.

Withholding taxes on interest, dividends and capital gains as a result of certain investments in ADRs by the Fund have been provided for in accordance with each investment's applicable country's tax rules and rates.

In-Kind Redemptions:

In certain circumstances, the Fund may distribute portfolio securities rather than cash as payment for redemption of Fund shares (in-kind redemption). For financial reporting purposes, the Fund recognizes a gain on the in-kind redemptions to the extent the value of the distributed securities on

20

Notes to Financial Statements — continued

The Victory Portfolios  April 30, 2009

(Unaudited)

the date of redemption exceeds the cost of those securities; the Fund recognizes a loss if cost exceeds value. Gains and losses realized on the in-kind redemptions are not recognized for tax purposes, and are reclassified from undistributed realized gain (losses) to paid-in capital. During the fiscal year ended October 31, 2008, the Fund realized $1,804 of net gain on $10,954 of in-kind redemptions (amounts in thousands).

Other:

Expenses that are directly related to the Fund are charged directly to the Fund. Other operating expenses of the Trust are prorated to each fund in the Trust on the basis of relative net assets or other appropriate basis. Income, expenses, and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets, except that each class separately bears expenses related specifically to that class, such as transfer agent fees, state registration fees, shareholder servicing, printing and 12b-1 fees.

New Accounting Standards:

In March 2008, FASB issued SFAS No. 161, "Disclosures about Derivative Instruments and Hedging Activities"("SFAS 161"). SFAS 161 requires enhanced disclosures about the Fund's derivative and hedging activities, including how such activities are accounted for and their effect on the Fund's financial position, performance and cash flows. Management is currently evaluating the impact the adoption of SFAS 161 will have on the Fund's financial statements and related disclosures.

In April 2009, FASB issued FASB Staff Position No. 157-4, "Determining Fair Value When the Volume and Level of Activity for the Asset or Liability Have Significantly Decreased and Identifying Transactions That Are Not Orderly" ("FSP 157-4"). FSP 157-4 provides additional guidance for estimating fair value in accordance with SFAS 157 when the volume and level of activity for the asset or liability have significantly decreased as well as guidance on identifying circumstances that indicate a transaction is not orderly. FSP 157-4 is effective for fiscal years and interim periods ending after June 15, 2009. Management is currently evaluating the impact the adoption of FSP 157-4 will have on the Funds financial statement disclosures.

3.  Purchases and Sales of Securities:

Purchases and sales of securities (excluding short-term securities) for the six months ended April 30, 2009, were as follows (amounts in thousands):

Purchases (excluding U.S. Government Securities	Sales (excluding U.S. Government Securities	Purchases Of U.S. Government Securities	Sales Of U.S. Government Securities
$1,967,250	$1,778,100	$—	$—

4.  Investment Advisory, Administration, and Distribution Agreements:

Investment advisory services are provided to the Fund by VCM, a wholly owned subsidiary of KeyBank. Under the terms of the Investment Advisory Agreement, the investment advisory fees of the Fund are computed at the annual rate of 0.65% of the Fund's average daily net assets up to $800 million, 0.60% of the Fund's average daily net assets between $800 million and $2.4 billion and 0.55% of the Fund's average daily net assets greater than $2.4 billion. The Adviser may use its resources to assist with the Fund's distribution and marketing expenses.

KeyBank, serving as custodian for all Funds in the Trust (excluding International Fund and International Select Fund), receives custodian fees computed at the annual rate of 0.013% of the first $10 billion of the Victory Trusts' average daily net assets, 0.0113% of the Victory Trusts' average daily net assets between $10 billion and $12.5 billion and 0.0025% of the Victory Trusts' average daily net assets greater than $12.5 billion. Average daily net assets for this computation does not include International Fund and International Select Fund. The Trust reimburses KeyBank for all of its reasonable out-of-pocket expenses incurred in providing custody services.

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VCM also serves as the Fund's administrator and fund accountant. Under an Administration and Fund Accounting Agreement, the Trust and The Victory Variable Insurance Funds (collectively the "Trusts") pay VCM a fee at the annual rate of 0.108% of the first $8 billion of the aggregate net assets of the Trusts; plus 0.078% of the aggregate net assets of the Trusts between $8 billion and $10 billion; plus 0.075% of the aggregate net assets of the Trusts between $10 billion and $12 billion; plus 0.065% of the aggregate net assets of the Trusts greater than $12 billion, for providing certain administrative and fund accounting services to the Trusts' series.

Citi Fund Services Ohio, Inc. ("Citi") acts as sub-administrator and sub-fund accountant to the Fund and receives a fee under a Sub-Administration Agreement between VCM and Citi. VCM pays Citi a fee for providing these services. The Trust also reimburses VCM and Citi for all of their reasonable out-of-pocket expenses incurred in providing these services.

Citi also serves as the Fund's Transfer Agent. Under the terms of the Transfer Agent Agreement, Citi receives a fee that is calculated daily at the annual rate of 0.02% of the first $8 billion of the aggregate net assets of the Trusts; plus 0.015% of the aggregate net assets of the Trusts between $8 billion and $16 billion; plus 0.01% of the aggregate net assets of the Trusts between $16 billion and $20 billion; plus 0.005% of the aggregate net assets of the Trusts greater than $20 billion. In addition, Citi is entitled to reimbursement of out-of-pocket expenses incurred in providing transfer agent services.

Victory Capital Advisers, Inc. (the "Distributor"), an affiliate of the Adviser, serves as distributor for the continuous offering of the shares of the Fund pursuant to a Distribution Agreement between the Distributor and the Trust.

Pursuant to the Trust's 12b-1 Plan, the Distributor may receive a monthly distribution and service fee, at an annual rate of 0.50% of the average daily net assets of Class R Shares of the Fund and 1.00% of the average daily net assets of Class C Shares of the Fund. The distribution and service fees paid to the Distributor may be used by the Distributor to pay for activities primarily intended to result in the sale of Class R and Class C Shares of the Fund. For six months ended April 30, 2009, affiliates of the Adviser or the Fund earned $62 (amount in the thousands).

The Distributor or financial institutions (directly or through the Distributor), pursuant to a Shareholder Servicing Plan, may receive from Class A Shares of the Fund a fee of up to 0.25% of the average daily net assets of the Class A Shares of the Fund for providing support services to shareholders of the Fund, which may include establishing and maintaining accounts and records, processing dividend and distribution payments, providing account information, assisting in processing purchase, exchange and redemption requests, and assisting shareholders in changing dividend options, account designations and addresses. Financial institutions may include affiliates of the Adviser. For the six months ended April 30, 2009, affiliates of the Adviser or the Fund earned $320 (amount in thousands).

In addition, the Distributor and the Transfer Agent are entitled to receive commissions on sales of the Class A Shares and redemptions of Class C Shares, respectively, of the Fund. For the six months ended April 30, 2009, the Distributor received approximately $21 from commissions earned on sales of Class A Shares and the Transfer Agent received $16 from redemptions of Class C Shares of the Fund. A portion of the commissions earned on Class A Shares were reallowed to dealers who sold the Fund's shares, including approximately $3 to affiliates of the Fund (amounts in thousands).

The Trust has also adopted a "defensive" Rule 12b-1 Plan on behalf of the Class A Shares of the Fund. The Plan allows the Adviser, the Administrator and the Distributor to incur certain expenses that might be considered to constitute indirect payment by the Fund of distribution expenses. No separate payments are authorized to be made by the Fund pursuant to this Plan. To the extent that any payments made by the Fund's Administrator, Distributor, Adviser or any sub-adviser, directly or through an affiliate (in each case, from its own resources), should be deemed to be indirect financing of any activity primarily intended to result in the sale of shares within the context of Rule 12b-1 under the 1940 Act, then such payments shall be deemed to be authorized by this Plan.

22

Notes to Financial Statements — continued

The Victory Portfolios  April 30, 2009

(Unaudited)

The Adviser has entered into an expense limitation agreement with the Fund. Under the terms of the agreement, to the extent that ordinary operating expenses incurred by the Fund in any fiscal year exceed the expense limit for the Fund, such excess amounts will be the liability of the Adviser. For the six months ended April 30, 2009, the expense limits were as follows:

Diversified Stock Fund
Class C Shares	2.00	%*

* In effect until at least February 28, 2014.

The Adviser, Citi or other service providers may waive or reimburse additional fees to assist the Fund in maintaining a competitive expense ratio. Waivers and reimbursements applicable to the Fund are not available to be recouped at a future time.

On December 1, 2006, VCM paid the Funds comprising The Victory Portfolios approximately $9.8 million. This amount was allocated to each Fund according to its relative net assets as of November 30, 2006. This payment was made pursuant to an agreement reached among the Funds, BISYS Fund Services, Inc., ("BISYS") (BISYS was acquired by Citi on August 1, 2007) and VCM, the sub-administrator and investment adviser, respectively, relating to certain expenditures that, among other things, supported distribution of Fund shares. The Funds believe that the nature of these expenditures required additional disclosure to the Board at the time incurred. Under terms of the agreement, Citi and VCM will pay an aggregate of approximately $13.3 million (inclusive of the amounts already paid on December 1, 2006). The payment from Citi will be made on a date and pursuant to a distribution plan to be approved by the Securities and Exchange Commission (the "SEC") in accord with a settlement that BISYS entered into with the SEC on September 26, 2006 relating to the same matters. A proposed plan of distribution, ("Fair Fund Plan") was posted by the SEC for public review and comment on May 29, 2009. Further information, including the methodology of the Fair Fund Plan, is available on the SEC website at www.sec.gov/litigation/admin/2009/34-60011-pdp.pdf. None of these payments has had, or is expected to have, a material effect on the net asset value of any fund.

5.  Risks:

The Fund will be subject to credit risk with respect to the amount it expects to receive from counterparties to financial instruments entered into by the Fund. The Fund may be negatively impacted if counterparty becomes bankrupt or otherwise fails to perform its obligations due to financial difficulties. The Fund may experience significant delays in obtaining any recovery in bankruptcy or other reorganization proceeding and the Fund may obtain only limited recovery or may obtain no recovery in such circumstances. The Fund typically enters into transactions with counterparties whose credit ratings are investment grade, as determined by a nationally recognized statistical rating organization, or, if unrated, judged by the Adviser to be of comparable quality.

6.  Line of Credit:

The Victory Trusts (except International Fund and International Select Fund) participate in a short-term, demand note "Line of Credit" agreement with KeyCorp, an affiliate of the Adviser. Under the agreement, the Victory Trusts may borrow up to $200 million. The purpose of the agreement is to meet temporary or emergency cash needs, including redemption requests that might otherwise require the untimely disposition of securities. KeyCorp receives an annual commitment fee of eight basis points on $200 million for providing the Line of Credit. For the six months ended April 30, 2009, the Victory Trusts paid approximately $80 to KeyCorp for the Line of Credit fee (amount in thousands). Effective June 1, 2009, KeyCorp will receive an annual commitment fee of 30 basis points on $150 million for providing the Line of Credit. Each fund of the Victory Trusts (except International Fund and International Select Fund) pays a pro-rata portion of this commitment fee plus any interest on amounts borrowed. The average loan outstanding for the Fund during the six

23

Notes to Financial Statements — continued

The Victory Portfolios  April 30, 2009

(Unaudited)

months ended April 30, 2009 was $55 (amount in thousands). The average interest rate for the six months ended April 30, 2009 was 1.32%. At April 30, 2009, the Fund had no loans outstanding with KeyCorp.

7.  Federal Income Tax Information:

The tax character of current year distributions paid and the tax basis of the current component of accumulated earnings (deficit) will be determined at the end of the current tax year ending October 31, 2009.

The tax character of distributions paid during the fiscal year ended October 31, 2008 was as follows (total distributions paid differ from the Statements of Changes in Net Assets because for tax purposes, dividends are recognized when actually paid). (amounts in thousands):

	Distributions paid from
	Ordinary Income	Net Long-Term Capital Gains	Total Distributions Paid
Diversified Stock Fund	$254,509	$213,661	$468,170

The tax character of distributions paid during the fiscal year ended October 31, 2007 was as follows (total distributions paid differ from the Statements of Changes in Net Assets because for tax purposes, dividends are recognized when actually paid). (amounts in thousands):

	Distributions paid from
	Ordinary Income	Net Long-Term Capital Gains	Total Distributions Paid
Diversified Stock Fund	$161,684	$103,923	$265,607

As of October 31, 2008, the components of accumulated earnings/(deficit) on a tax basis were as follows (amounts in thousands):

	Undistributed Ordinary Income	Accumulated Capital and Other Losses	Unrealized Appreciation/ Depreciation*	Total Accumulated Earnings/ (Deficit)
Diversified Stock Fund	$494	$(277,737)	$(843,697)	$(1,120,940)

*The differences between the book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to tax deferral of losses on wash sales.

As of October 31, 2008, the Fund has capital loss carryforwards, subject to any applicable limitations on availability, to offset future gains, if any, as the successor of a merger with the Growth Fund. This amount is $5,948 (amount in thousands), expiring in 2010. The Fund also has a capital loss carryforward of $271,789 (amount in thousands) expiring in 2016.

The cost basis for federal income tax purposes, gross unrealized appreciation, gross unrealized depreciation and net unrealized appreciation/depreciation as of April 30, 2009 is as follows (amounts in thousands):

	Cost of Investments for Federal Tax Purposes	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation/ Depreciation
Diversified Stock Fund	$3,943,624	$185,583	$(327,388)	$(141,805)

24

Supplemental Information
The Victory Portfolios  April 30, 2009

(Unaudited)

Other Information

On December 3, 2008, the Victory Portfolios (the "Funds") dismissed PricewaterhouseCoopers LLP as its independent registered public accounting firm. The Funds' Audit Committee and Board of Trustees participated in and approved the decision to change its independent registered public accounting firm.

The reports of PricewaterhouseCoopers LLP on the Funds' financial statements for the past two fiscal years contained no adverse opinion or disclaimer of opinion and were not qualified or modified as to uncertainty, audit scope, or accounting principle.

During the two most recent fiscal years and through December 3, 2008, there have been no disagreements with PricewaterhouseCoopers LLP on any matter of accounting principles or practices, financial statement disclosure, or auditing scope or procedure, which disagreements if not resolved to the satisfaction of PricewaterhouseCoopers LLP would have caused them to make reference thereto in their reports on the financial statements for such years.

As disclosed in the Funds' Form N-SAR for the period ended October 31, 2007, the Victory Investment Grade Convertible Bond Fund did not maintain effective controls over recognition of premium amortization on certain convertible bond investments to ensure that premiums attributable to the equity conversion feature were not amortized for federal income tax purposes.

The Funds engaged Ernst & Young LLP as its new independent registered public accounting firm as of December 3, 2008.

Trustee and Officer Information

Board of Trustees.

Overall responsibility for management of the Trust rests with the Board. The Trust is managed by the Board, in accordance with the laws of the State of Delaware. There are currently twelve Trustees, ten of whom are not "interested persons" of the Trust within the meaning of that term under the 1940 Act ("Independent Trustees"), and two of whom are "interested persons" of the Trust within the meaning of that term under the 1940 Act ("Interested Trustees"). The Trustees, in turn, elect the officers of the Trust to actively supervise its day-to-day operations.

The following tables list the Trustees, their ages, position with the Trust, length of time served, principal occupations during the past five years and any directorships of other investment companies or companies whose securities are registered under the Securities Exchange Act of 1934, as amended, or who file reports under that Act. Each Trustee oversees 22 portfolios in the Trust, one portfolio in The Victory Variable Insurance Funds and one portfolio in The Victory Institutional Funds, each a registered investment company that, together with the Trust, comprise the Victory Fund Complex. Each Trustee's address is c/o The Victory Portfolios, 3435 Stelzer Road, Columbus, Ohio 43219. Each Trustee has an indefinite term.

Name (Year of Birth)	Position Held with the Trust	Date Commenced Service	Principal Occupation During Past 5 Years	Other Directorships Held in Public Companies
Independent Trustees.

Mr. David Brooks Adcock (1951)	Trustee	May 2005	General Counsel, Duke University and Duke University Health System (1982-2006).	Hospital Partners of America.

Mr. Nigel D. T. Andrews (1947)	Vice Chair and Trustee	August 2002	Retired (since 2001).	Chemtura Corporation; Old Mutual plc.

25

Supplemental Information — continued
The Victory Portfolios  April 30, 2009

(Unaudited)

Name (Year of Birth)	Position Held with the Trust	Date Commenced Service	Principal Occupation During Past 5 Years	Other Directorships Held in Public Companies
Ms. E. Lee Beard (1951)	Trustee	May 2005	President Principal Owner (since 2003) The Henlee Group.	None.

Ms. Lyn Hutton (1950)	Trustee	March 2002	Chief Investment Officer, The Commonfund for Nonprofit Organizations (since January 2003).	None.

Mr. John L. Kelly (1953)	Trustee	May 2008	Managing Director, JL Thornton & Co. Financial Consultant (since 2003).	None.

Dr. Thomas F. Morrissey (1934)	Trustee	November 1994	Retired. Professor Emeritus (1970-2004), Weatherhead School of Management, Case Western Reserve University.	None.

Ms. Karen F. Shepherd (1940)	Trustee	August 2002	Retired.	UBS Bank USA; OC Tanner Co.

Mr. Leigh A. Wilson (1944)	Chair and Trustee	November 1994	Chief Executive Officer, Third Wave Associates (p/k/a New Century Living, Inc.) (full service independent living for senior citizens); Director, The Mutual Fund Directors Forum (since 2004).	Chair, Old Mutual Advisor II Funds (23 portfolios) and Old Insurance (8 Portfolios); Trustee, Old Mutual Funds III (12 Portfolios).

Independent Advisory Trustees.

Teresa C. Barger (1955)	Advisory Trustee	December 2008	Chief Investment Officer/Chief Executive Officer, Cartica Capital LLC (since, 2007); Director of the Corporate Governance and Capital Markets Advisory Department for the World Bank and International Finance Corporation (2004-2007).	None.

David L. Meyer (1957)	Advisory Trustee	December 2008	Retired (since 2008). Chief Operating Officer, Investment & Wealth Management Division, PNC Financial Services Group (Mercantile Bankshares Corp. prior to March 2007) (since 2002).	None.

26

Supplemental Information — continued
The Victory Portfolios  April 30, 2009

(Unaudited)

Name (Year of Birth)	Position Held with the Trust	Date Commenced Service	Principal Occupation During Past 5 Years	Other Directorships Held in Public Companies
Interested Trustees.

David C. Brown (1972)	Trustee	May 2008	Chief Operating Officer, Victory Capital Management, Inc. (since July 2004); Chief Financial Officer and Chief Operating Officer, Gartmore Emerging Managers (February 1999-July 2004).	None.

Thomas W. Bunn (1953)	Trustee	May 2008	Retired (since February 28, 2009); Vice Chair, KeyCorp National Banking (since July 2005); Senior Executive Vice President of Key's Corporate Finance Group (March 2002-July 2005).	None.

Messres Brown and Bunn are "Interested Persons" by reason of their relationship with KeyCorp.

The Statement of Additional Information includes additional information about the Trustees of the Trust and is available, without charge, by calling 1-800-539-3863.

Officers.

The officers of the Trust, their ages, the length of time served and their principal occupations during the past five years, are detailed in the following table. Each individual holds the same position with the other registered investment companies in the Victory Fund Complex, and each officer serves until the earlier of his or her resignation, removal, retirement, death, or the election of a successor. The mailing address of each officer of the Trust is 3435 Stelzer Road, Columbus, Ohio 43219-3035. Except for the Chief Compliance Officer, the officers of the Trust receive no compensation directly from the Trust for performing the duties of their offices.

Name (Year of Birth)	Position with the Trust	Date Commenced Service	Principal Occupation During Past 5 Years
Mr. Michael Policarpo, II (1974)	President	May 2008 (Officer since May 2006)	Managing Director of the Adviser (since July 2005). Vice President of Finance, Gartmore Global Investments, (August 2004-July 2005). Chief Financial Officer Advisor Services, Gartmore Global Investments Inc. (August 2003-August 2004).

Mr. Peter W. Scharich (1964)	Vice President	May 2008	Managing Director, Mutual Fund Administration, the Adviser (since January 2006), Managing Director, Strategy, the Adviser (March 2005-January 2006), Chief Financial Officer, the Adviser (September 2002-March 2005).

Mr. Christopher K. Dyer (1962)	Secretary	February 2006	Head of Mutual Fund Administration, the Adviser.

Mr. Jay G. Baris (1954)	Assistant Secretary	December 1997	Partner, Kramer Levin Naftalis & Frankel LLP.

Mr. Christopher E. Sabato (1968)	Treasurer	May 2005	Senior Vice President, Fund Administration, Citi.

27

Supplemental Information — continued
The Victory Portfolios  April 30, 2009

(Unaudited)

Name (Year of Birth)	Position with the Trust	Date Commenced Service	Principal Occupation During Past 5 Years
Mr. Michael J. Nanosky (1966)	Anti-Money Laundering Compliance Officer and Identity Theft Ocfficer	February 2009	Vice President and Chief Compliance Officer, CCO Services of Citi Fund Services Inc. (since 2008); Vice President and Managing Director of Regulatory Compliance, National City Bank-Allegiant Asset Management (2004-2008); Vice President and Director of Fund Administration and Compliance, National City Bank-Allegiant Asset Management (2002-2004).

Mr. Edward J. Veilleux (1943)	Chief Compliance Officer	October 2005	President of EJV Financial Services (mutual fund consulting) since 2002.

Proxy Voting and Form N-Q Information

Proxy Voting:

Information regarding the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 1-800-539-3863. The information included in the Trust's Statement of Additional Information, which is available on the Fund's website at www.victoryconnect.com and on the Securities and Exchange Commission's website at www.sec.gov.

Information relating to how the Fund voted proxies relating to portfolio securities held during the most recent twelve months ended June 30 is available on the Funds' website at www.victoryconnect.com and on the Securities and Exchange Commissions website at www.sec.gov.

Availability of Schedules of Investments:

The Trust files its complete list of schedules of investments with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the Securities and Exchange Commission's website at www.sec.gov. You may also review or, for a fee, copy those documents by visiting the Securities and Exchange Commission's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room can be obtained by calling the Securities and Exchange Commission at 1-202-551-8090.

Expense Examples

As a shareholder of the Fund, you may incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases and (2) ongoing costs, including management fees, distribution and service (12b-1) fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from November 1, 2008 through April 30, 2009.

Actual Expenses:

The table below provides information about actual account values and actual expenses. You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

	Beginning Account Value 11/1/08	Ending Account Value 4/30/09	Expenses Paid During Period* 11/1/08-4/30/09	Expense Ratio During Period** 11/1/08-4/30/09
Diversified Stock Fund
Class A Shares	$1,000.00	$926.80	$5.26	1.10%
Class C Shares	1,000.00	922.70	9.15	1.92%

28

Supplemental Information — continued
The Victory Portfolios  April 30, 2009

(Unaudited)

	Beginning Account Value 11/1/08	Ending Account Value 4/30/09	Expenses Paid During Period* 11/1/08-4/30/09	Expense Ratio During Period** 11/1/08-4/30/09
Class R Shares	$1,000.00	$925.50	$6.64	1.39%
Class I Shares	1,000.00	928.20	3.73	0.78%

*Expenses are equal to the average account value times the Fund's annualized expense ratio multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year.

**Annualized

Hypothetical Example for Comparison Purposes:

The table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value 11/1/08	Ending Account Value 4/30/09	Expenses Paid During Period* 11/1/08-4/30/09	Expense Ratio During Period** 11/1/08-4/30/09
Diversified Stock Fund
Class A Shares	$1,000.00	$1,019.34	$5.51	1.10%
Class C Shares	1,000.00	1,015.27	9.59	1.92%
Class R Shares	1,000.00	1,017.90	6.95	1.39%
Class I Shares	1,000.00	1,020.93	3.91	0.78%

*Expenses are equal to the average account value times the Fund's annualized expense ratio multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year.

**Annualized

Portfolio Holdings

(As a Percentage of Total Investments)

29

Supplemental Information — continued
The Victory Portfolios  April 30, 2009

(Unaudited)

Considerations of the Board in Continuing the Investment Advisory Agreement (the "Agreement").

The Board approved the Agreement on behalf of the Fund at its regular meeting, which was called for that purpose, on December 3, 2008. The Board also considered information relating to the Agreement at a meeting on October 22, 2008. In considering whether to approve the Agreement, the Board requested, and the Adviser provided, information that the Board believed to be reasonably necessary to reach its conclusion. The Board carefully evaluated this information and was advised by legal counsel to the Fund and by legal counsel to the Independent Trustees. The Board reviewed numerous factors with respect to the Fund. The Board considered the Fund's investment performance as a significant factor in determining whether the Agreement should be continued. In considering whether the compensation paid to the Adviser was fair and reasonable, the Board also evaluated, among other things, the following factors:

• Services provided under the Agreement;

• Requirements of the Fund for the services provided by the Adviser;

• The quality of the services provided and expected to be provided;

• Fees payable for the services and whether the fee arrangements provided for economies of scale benefits to Fund shareholders as the Fund grows;

• Total expenses of the Fund, net of any distribution or shareholder servicing fees;

• The Adviser's commitments to operating the Fund at competitive expense levels;

• Profitability of the Adviser (as reflected by comparing fees earned against the Adviser's costs) with respect to the Adviser's relationship with the Fund;

• Soft-dollar and other service benefits received by the Adviser, including, sources of revenue to affiliates of the Adviser from the Fund through custodian and administration fees;

• Capabilities and financial condition of the Adviser;

• Current economic and industry trends; and

• Historical relationship between the Fund and the Adviser.

The Board reviewed the Fund's current management fee, comprised of the advisory fee plus the administrative fee paid to the Adviser, in the context of the Adviser's profitability of the Fund individually. In addition, the Board compared the Fund's expense ratio, net of any distribution or shareholder servicing fees, and management fee with comparable mutual funds in a peer group compiled by the Adviser. The Board carefully reviewed the factors and methodology used in the selection of the Fund's peer group. When relevant, the Board also reviewed fees that the Adviser charged for managing the assets of similarly-managed institutional accounts. The Trustees also noted that the breakpoints in the advisory fee schedule for the Fund evidenced the Adviser's willingness to share in its economies of scale.

The Board reviewed the Fund's performance against the selected peer group and its performance against the Fund's selected benchmark index. The Board recognized that the Fund's performance is provided net of expenses, while the benchmark indices are gross returns.

The Board reviewed specific factors with respect to the Fund, as described below. In their deliberations, the Trustees did not rank the importance of any particular information or factor considered, and it is presumed that each Trustee attributed different weights to the various factors.

The Board compared the Fund's 0.67% gross annual management fee to the median gross management fee for the peer group and considered the fact that the fee was higher than the median gross management fee of 0.63% for the peer group. The Board also compared the Fund's Class A annual expense ratio, net of any shareholder servicing fee, of 0.77% to the median comparable expense ratio for the peer group and considered the fact that Fund's expense ratio was lower than the peer group's 0.81%. The Board also considered the fact that the Adviser had contractually agreed to waive its fees and reimburse expenses, excluding certain specified costs, if the Fund's Class C expenses exceeded 2.00% through February 28, 2014, and was willing to voluntarily waive its fees and reimburse expenses, excluding certain specified costs, if the Fund's Class I expenses exceeded 0.79%. The Board then compared the Fund's Class A performance for the one-year, three-year, five-year and ten-year

30

Supplemental Information — continued
The Victory Portfolios  April 30, 2009

(Unaudited)

periods ended July 31, 2008 to that of the peer group for the same periods and considered the fact that the Fund outperformed the peer group in each of the periods. The Board noted that the Fund had also outperformed its benchmark index and its Morningstar category average in each of the periods.

Having concluded, among other things, that: (1) the Fund's management fee, while higher than the peer group median, was acceptable given the fact that the Fund's expense ratio was lower than the peer group median; (2) the Adviser's willingness to limit the Fund's Class C and Class I expense ratios would provide stability to the Fund's Class C and Class I expenses; and (3) the Fund had outperformed its peer group, its benchmark and its Morningstar category average during each of the four periods reviewed; the Board determined that it was in the best interests of the Fund's shareholders to approve the continuation of the Agreement with respect to the Fund.

Approval of the Agreement on Behalf of the Fund

Based on its review of the information requested and provided, and following extended discussions concerning the same, the Board determined that the Agreement, on behalf of the Fund discussed above, was consistent with the best interests of the Fund and its shareholders, and the Board unanimously approved the Agreement, on behalf of the Fund, for an additional annual period on the basis of the foregoing review and discussions and the following considerations, among others:

• The fairness and reasonableness of the investment advisory fee payable to the Adviser under the Agreement in light of the investment advisory services provided, the costs of these services, the profitability of the Adviser's relationship with the Fund and the comparability of the fee paid to the fees paid by other investment companies;

• The nature, quality and extent of the investment advisory services provided by the Adviser, in light of the high quality services provided by the Adviser in its management of the Fund and the Fund's historic performance, including the success of the Fund in achieving stated investment objectives;

• The Adviser's entrepreneurial commitment to the management of the Fund and the creation of a broad-based family of funds, which could entail a substantial commitment of the Adviser's resources to the successful operation of the Fund;

• The Adviser's representations regarding its staffing and capabilities to manage the Fund, including the retention of personnel with relevant portfolio management experience;

• The Adviser's efforts to enhance investment results by, among other things, developing quality portfolio management teams, committing substantial resources, and implementing a risk management program aimed at measuring, managing and monitoring portfolio risk, and to reduce expenses across the complex; and

• The overall high quality of the personnel, operations, financial condition, investment management capabilities, methodologies and performance of the Adviser.

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The Victory Funds
P.O. Box 182593
Columbus, Ohio 43218-2593

Visit our web site at:	Call Victory at:
www.VictoryConnect.com	800-539-FUND (800-539-3863)

VF-DSTK-SEMI (4/09)

April 30, 2009

Semi Annual Report

Value Fund

Stock Index Fund

Established Value Fund

Special Value Fund

Small Company Opportunity Fund

Large Cap Growth Fund
(formerly Focused Growth Fund)

Balanced Fund

Investment Grade Convertible Fund

Core Bond Fund

Fund for Income

National Municipal Bond Fund

Ohio Municipal Bond Fund

International Fund

International Select Fund

VictoryConnect.com

News, Information And Education 24 Hours A Day, 7 Days A Week

The Victory Funds site gives fund shareholders, prospective shareholders, and investment professionals a convenient way to access fund information, get guidance, and track fund performance anywhere they can access the Internet. The site includes:

•  Detailed performance records

•  Daily share prices

•  The latest fund news

•  Investment resources to help you become a better investor

•  A section dedicated to investment professionals

Whether you're a potential investor searching for the fund that matches your investment philosophy, a seasoned investor interested in planning tools, or an investment professional, VictoryConnect.com has what you're looking for. Visit us anytime. We're always open.

Shareholder Letter	5

Financial Statements

The Victory Equity Funds

Value Fund

Schedule of Portfolio Investments	7

Statement of Assets and Liabilities	30

Statement of Operations	31

Statements of Changes in Net Assets	32

Financial Highlights	34-37

Stock Index Fund

Schedule of Portfolio Investments	11

Statement of Assets and Liabilities	30

Statement of Operations	31

Statements of Changes in Net Assets	32

Financial Highlights	38-39

Established Value Fund

Schedule of Portfolio Investments	27

Statement of Assets and Liabilities	30

Statement of Operations	31

Statements of Changes in Net Assets	32

Financial Highlights	40-41

Special Value Fund

Schedule of Portfolio Investments	42

Statement of Assets and Liabilities	53

Statement of Operations	54

Statements of Changes in Net Assets	55

Financial Highlights	57-60

Small Company Opportunity Fund

Schedule of Portfolio Investments	46

Statement of Assets and Liabilities	53

Statement of Operations	54

Statements of Changes in Net Assets	55

Financial Highlights	61-63

Large Cap Growth Fund

Schedule of Portfolio Investments	51

Statement of Assets and Liabilities	53

Statement of Operations	54

Statements of Changes in Net Assets	55

Financial Highlights	64-66

The Victory Portfolios

Table of Contents (continued)

The Victory Specialty Funds

Balanced Fund

Schedule of Portfolio Investments	67

Statement of Assets and Liabilities	81

Statement of Operations	82

Statements of Changes in Net Assets	83

Financial Highlights	85-88

Investment Grade Convertible Fund

Schedule of Portfolio Investments	77

Statement of Assets and Liabilities	81

Statement of Operations	82

Statements of Changes in Net Assets	83

Financial Highlights	89-90

The Victory Taxable Fixed Income Funds

Core Bond Fund

Schedule of Portfolio Investments	91

Statement of Assets and Liabilities	101

Statement of Operations	102

Statements of Changes in Net Assets	103

Financial Highlights	105-106

Fund for Income

Schedule of Portfolio Investments	99

Statement of Assets and Liabilities	101

Statement of Operations	102

Statements of Changes in Net Assets	103

Financial Highlights	107-109

The Victory Tax-Exempt Fixed Income Funds

National Municipal Bond Fund

Schedule of Portfolio Investments	110

Statement of Assets and Liabilities	120

Statement of Operations	121

Statements of Changes in Net Assets	122

Financial Highlights	123

Ohio Municipal Bond Fund

Schedule of Portfolio Investments	116

Statement of Assets and Liabilities	120

Statement of Operations	121

Statements of Changes in Net Assets	122

Financial Highlights	124

The Victory International Funds

International Fund

Schedule of Portfolio Investments	125

Statement of Assets and Liabilities	137

Statement of Operations	138

Statement of Changes in Net Assets	139

Financial Highlights	141-143

International Select Fund

Schedule of Portfolio Investments	132

Statement of Assets and Liabilities	137

Statement of Operations	138

Statement of Changes in Net Assets	139

Financial Highlights	144-146

Table of Contents (continued)

Notes to Financial Statements	147

Supplemental Information

Trustee and Officer Information	164

Proxy Voting and Form N-Q Information	167

Expense Examples	167

Portfolio Holdings	171

Advisory Contract Renewal	174

The Funds are distributed by Victory Capital Advisers, Inc., which is affiliated with KeyCorp and its subsidiaries. Victory Capital Management Inc., a member of the Key financial network, is the investment adviser to the Funds and receives a fee from the Funds for performing services for the Funds.

This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus of the Victory Funds.

For additional information about any Victory Fund, including fees, expenses, and risks, view our prospectus online at VictoryConnect.com or call 1-800-539-3863. Read it carefully before you invest or send money.

The information in this semi-annual report is based on data obtained from recognized services and sources and is believed to be reliable. Any opinions, projections, or recommendations in this report are subject to change without notice and are not intended as individual investment advice. Furthermore, Victory Capital Management Inc. and its affiliates, as agents for their clients, and any of its officers or employees may have a beneficial interest or position in any of the securities mentioned, which may be contrary to any opinion or projection expressed in this report. Past investment performance of markets or securities mentioned herein should not be considered to be indicative of future results.

NOT FDIC INSURED

Shares of the Victory Funds are not insured by the FDIC, are not deposits or other obligations of, or guaranteed by, KeyCorp, Victory Capital Management Inc., or their affiliates, and are subject to investment risks, including possible loss of the principal amount invested.

Call Victory at:

800-539-FUND (800-539-3863)

Visit our web site at:

www.VictoryConnect.com

This page is intentionally left blank.

To Our Shareholders

"Nowhere to hide" was the theme for 2008. The S&P 500 suffered its worst calendar year since 1931. Volatility reached extreme levels not seen in decades. Despite aggressive monetary and fiscal stimulus, which prompted a number of short-term trading rallies, the overriding path was downward.

In the first quarter of 2009, the market continued its overall decline, but rallied sharply towards the end of the quarter to finish in strong fashion. While the economic backdrop remains challenging, indicators are becoming "less bad" and further government/Federal Reserve intervention has provided a lift to the equity market from oversold levels.

The Federal Reserve, in tandem with the U.S. Government, is using all of its tools in an attempt to stabilize financial markets. While specific details are still being determined, recent announcements of the Term Asset-backed Loan Facility (TALF) and the Public Private Investment Plan (PPIP) programs are gaining more support than previous endeavors. Encouragingly, these efforts are taking place simultaneously in different forms on a global scale. This globally coordinated effort to stabilize financial markets and stimulate economic activity could provide support and eventually work as a catalyst for future growth.

While there are still major headwinds, the market is coming off of its worst period in decades, and as a leading indicator of future activity, has priced-in much of the bad news with several technical indicators also pointing towards a recovery. We at Victory remain constructive on the longer term outlook, albeit cognizant of the short-term risks, and continue to hold to our three-tiered strategic plan for investment management:

1.  Consistent Performance and Investment Quality

Dedicated strategy teams maintain complete investment autonomy and consistently apply transparent, repeatable processes. Reliance on fundamental research ensures high-conviction portfolios, and state-of-the-art risk management tools are employed to ensure ongoing risk monitoring. Finally, value-added trading provides effective execution of investment decisions.

2.  Client Service Excellence

Our approach is simple: communication is complete, honest, and straightforward — our goal is no surprises.

3.  Empowerment, Ownership, and Accountability

Victory has an organizational structure that fosters an environment in which investment professionals thrive, and our compensation plan is built to attract and retain industry-leading talent. Our senior management team is committed to delivering high quality investment products and services.

We appreciate your confidence in the Victory Funds. We continue to closely monitor the possibility of increased regulatory reform wrought by these tumultuous times, and will strive to embrace the programs and adopt the procedures necessary to safeguard our shareholders. If you have questions or would like further information, please feel free to contact us at 1-800-539-3863, or via our Website at www.VictoryConnect.com.

Michael Policarpo

President,
The Victory Portfolios

The Victory Portfolios  Schedule of Portfolio Investments
Value Fund  April 30, 2009

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Shares or Principal Amount	Value
Commercial Paper (2.0%)
Toyota Motor Credit Corp., 0.18% (a), 5/1/09	$2,239	$2,239
Total Commercial Paper (Amortized Cost $2,239)		2,239
Common Stocks (98.8%)
Aerospace/Defense (0.5%):
BE Aerospace, Inc. (b)	47,000	507
Agricultural Operations (1.0%):
Archer-Daniels-Midland Co.	47,000	1,157
Aluminum (0.6%):
Alcoa, Inc. (c)	70,000	635
Automotive Parts (1.5%):
BorgWarner, Inc. (c)	19,000	550
Eaton Corp. (c)	27,000	1,183
		1,733
Banks (6.6%):
Bank of America Corp. (c)	177,000	1,581
Comerica, Inc.	25,000	524
JPMorgan Chase & Co.	82,000	2,706
U.S. Bancorp	26,000	474
Wells Fargo & Co. (c)	108,000	2,161
		7,446
Chemicals (1.9%):
Celanese Corp., Series A (c)	48,000	1,000
Potash Corp. of Saskatchewan, Inc.	6,000	519
The Lubrizol Corp.	13,300	575
		2,094
Computers & Peripherals (0.8%):
Cisco Systems, Inc. (b)	44,000	850
Consumer Products (0.4%):
Fortune Brands, Inc.	11,000	432
Containers & Packaging (0.7%):
Sealed Air Corp. (c)	42,000	801
Cosmetics & Toiletries (1.2%):
Procter & Gamble Co.	28,000	1,384
Electronics (3.2%):
Avnet, Inc. (b)	35,000	766
General Electric Co.	126,000	1,594
Johnson Controls, Inc.	65,000	1,236
		3,596
Energy — Alternative Sources (0.5%):
SunPower Corp., Class A (b) (c)	21,000	575

See notes to financial statements.

The Victory Portfolios  Schedule of Portfolio Investments — continued
Value Fund  April 30, 2009

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Shares	Value
Financial Services (5.5%):
Ameriprise Financial, Inc.	48,000	$1,265
Goldman Sachs Group, Inc.	17,500	2,249
Legg Mason, Inc.	62,000	1,244
Morgan Stanley (c)	47,000	1,111
NYSE Euronext	12,000	278
		6,147
Food Processing & Packaging (1.4%):
H.J. Heinz Co.	44,000	1,514
Heavy Machinery (1.3%):
AGCO Corp. (b)	38,000	923
Deere & Co.	14,000	578
		1,501
Home Builders (1.1%):
Lennar Corp., Class A (c)	62,000	604
Pulte Homes, Inc. (c)	53,000	610
		1,214
Insurance (4.4%):
ACE Ltd.	13,000	602
Aetna, Inc.	41,000	902
Chubb Corp.	24,000	935
Progressive Corp. (b)	90,000	1,375
The Travelers Cos., Inc.	28,000	1,152
		4,966
Internet Business Services (0.9%):
eBay, Inc. (b) (c)	60,000	988
Investment Companies (1.4%):
Invesco Ltd.	106,000	1,560
Lodging (0.9%):
Wyndham Worldwide Corp.	91,000	1,063
Manufacturing — Diversified (2.3%):
Illinois Tool Works, Inc.	31,000	1,017
Parker Hannifin Corp.	34,000	1,542
		2,559
Media (2.7%):
News Corp., Class A	211,000	1,743
Time Warner, Inc.	60,599	1,323
		3,066
Medical Services (1.5%):
UnitedHealth Group, Inc.	72,000	1,693
Minerals (1.9%):
BHP Billiton Ltd., ADR (c)	44,052	2,121
Mining (2.1%):
Barrick Gold Corp.	43,000	1,251
Goldcorp, Inc. (c)	39,550	1,089
		2,340

See notes to financial statements.

The Victory Portfolios  Schedule of Portfolio Investments — continued
Value Fund  April 30, 2009

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Shares	Value
Office Equipment & Supplies (0.7%):
Xerox Corp.	130,000	$794
Oil & Gas Exploration — Production & Services (8.2%):
Anadarko Petroleum Corp.	27,000	1,163
Apache Corp. (c)	35,000	2,550
Chesapeake Energy Corp. (c)	38,000	749
Devon Energy Corp.	35,000	1,815
Transocean Ltd. (b)	30,000	2,024
XTO Energy, Inc.	27,000	936
		9,237
Oil Companies — Integrated (6.7%):
BP PLC, ADR (c)	64,000	2,717
Chevron Corp. (c)	41,000	2,710
Exxon Mobil Corp.	31,000	2,067
		7,494
Oilfield Services & Equipment (3.7%):
Halliburton Co.	72,000	1,456
Noble Corp. (c)	32,000	875
Smith International, Inc. (c)	21,000	543
Weatherford International Ltd. (b) (c)	75,000	1,247
		4,121
Pharmaceuticals (10.6%):
Eli Lilly & Co.	77,000	2,535
Johnson & Johnson	60,500	3,168
Merck & Co., Inc.	109,000	2,642
Pfizer, Inc.	262,000	3,500
		11,845
Publishing (0.3%):
R.R. Donnelley & Sons Co.	28,000	326
Radio & Television (0.4%):
Time Warner Cable, Inc.	13,470	434
Railroads (0.9%):
Union Pacific Corp.	20,700	1,017
Real Estate Investment Trusts (0.6%):
Host Hotels & Resorts, Inc.	89,000	684
Retail — Drug Stores (2.9%):
CVS Caremark Corp.	104,000	3,305
Retail — Specialty Stores (1.0%):
Lowe's Cos., Inc.	54,000	1,161
Semiconductors (1.3%):
Intel Corp.	47,000	742
Intersil Corp., Class A (c)	66,000	765
		1,507
Software & Computer Services (1.3%):
Microsoft Corp.	72,000	1,459

See notes to financial statements.

The Victory Portfolios  Schedule of Portfolio Investments — continued
Value Fund  April 30, 2009

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Shares or Principal Amount	Value
Steel (0.8%):
Steel Dynamics, Inc.	70,000	$872
Telecommunications — Services & Equipment (1.4%):
Nokia Corp., ADR	111,000	1,570
Tobacco (0.8%):
Philip Morris International, Inc.	26,200	948
Utilities — Electric (4.9%):
Ameren Corp.	24,000	553
Dominion Resources, Inc.	19,000	573
Edison International	45,000	1,283
Exelon Corp.	33,000	1,522
Public Service Enterprise Group, Inc.	20,000	597
Southern Co.	33,000	953
		5,481
Utilities — Telecommunications (6.0%):
AT&T, Inc.	187,100	4,794
Verizon Communications, Inc.	63,000	1,911
		6,705
Total Common Stocks (Cost $123,777)		110,902
Short-Term Securities Held as Collateral for Securities Lending (17.2%)
Pool of various securities for Victory Funds — footnote 2 (Securities Lending)	$19,308	19,268
Total Short-Term Securities Held as Collateral for Securities Lending (Cost $19,308)		19,268
Total Investments (Cost $145,324) — 118.0%		132,409
Liabilities in excess of other assets — (18.0)%		(20,160)
NET ASSETS — 100.0%		$112,249

(a)  Rate represents the effective yield at purchase.

(b)  Non-income producing security.

(c)  A portion or all of the security was held on loan.

ADR — American Depositary Receipt

PLC — Public Liability Co.

See notes to financial statements.

The Victory Portfolios  Schedule of Portfolio Investments
Stock Index Fund  April 30, 2009

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Shares or Principal Amount	Value
Commercial Paper (6.9%)
Toyota Motor Credit Corp., 0.18% (a), 5/1/09	$2,257	$2,257
Total Commercial Paper (Amortized Cost $2,256)		2,257
Common Stocks (90.6%)
Advertising (0.2%):
Interpublic Group of Cos., Inc. (b)	1,858	12
Omnicom Group, Inc.	1,213	38
		50
Aerospace/Defense (2.3%):
B.F. Goodrich Co.	483	21
Boeing Co.	2,832	113
General Dynamics Corp.	1,506	78
Honeywell International, Inc.	2,868	89
Lockheed Martin Corp.	1,295	102
Northrop Grumman Corp.	1,276	62
Raytheon Co., Class B	1,561	71
Rockwell Collins, Inc.	617	24
United Technologies Corp.	3,676	179
		739
Agricultural Operations (0.2%):
Archer-Daniels-Midland Co.	2,504	62
Airlines (0.1%):
Southwest Airlines Co.	2,887	20
Aluminum (0.1%):
Alcoa, Inc.	3,707	34
Apparel & Footwear (0.4%):
Coach, Inc. (b)	1,252	31
Nike, Inc., Class B	1,511	79
Polo Ralph Lauren Corp.	220	12
VF Corp.	344	20
		142
Audio & Video Products (0.0%):
Harman International Industries, Inc.	228	4
Automotive (0.4%):
AutoNation, Inc. (b)	421	7
Ford Motor Co. (b)	12,132	73
General Motors Corp.	2,381	5
PACCAR, Inc.	1,415	50
		135
Automotive Parts (0.2%):
Eaton Corp.	754	33
Genuine Parts Co.	622	21
O'Reilly Automotive, Inc. (b)	608	24
		78

See notes to financial statements.

The Victory Portfolios  Schedule of Portfolio Investments — continued
Stock Index Fund  April 30, 2009

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Shares	Value
Banks (4.9%):
Bank of America Corp.	24,969	$223
Bank of New York Mellon Corp.	4,482	114
BB&T Corp.	2,182	51
Comerica, Inc.	590	12
Fifth Third Bancorp	2,252	9
First Horizon National Corp.	823	9
Huntington Bancshares, Inc.	1,428	4
JPMorgan Chase & Co.	14,658	484
KeyCorp (c)	1,930	12
M&T Bank Corp.	303	16
Marshall & Ilsley Corp.	1,035	6
Northern Trust Corp.	872	47
PNC Financial Services Group, Inc.	1,669	66
Regions Financial Corp.	2,709	12
State Street Corp.	1,685	58
SunTrust Banks, Inc.	1,391	20
U.S. Bancorp	6,846	125
Wells Fargo & Co.	16,530	331
Zions Bancorporation	450	5
		1,604
Beverages (2.3%):
Brown-Forman Corp., Class B	383	18
Coca Cola Enterprises, Inc.	1,237	21
Coca-Cola Co.	7,765	334
Constellation Brands, Inc., Class A (b)	760	9
Dr Pepper Snapple Group, Inc. (b)	990	20
Molson Coors Brewing Co.	585	22
Pepsi Bottling Group, Inc.	528	17
PepsiCo, Inc.	6,071	302
		743
Biotechnology (1.5%):
Amgen, Inc. (b)	4,033	196
Biogen Idec, Inc. (b)	1,159	56
Genzyme Corp. (b)	1,058	56
Gilead Sciences, Inc. (b)	3,553	163
Life Technologies Corp. (b)	678	25
		496
Brokerage Services (0.4%):
Charles Schwab Corp.	3,657	68
Thermo Fisher Scientific, Inc. (b)	1,631	57
Waters Corp. (b)	379	17
		142
Building Materials (0.1%):
Masco Corp.	1,402	12
Vulcan Materials Co.	430	21
		33

See notes to financial statements.

The Victory Portfolios  Schedule of Portfolio Investments — continued
Stock Index Fund  April 30, 2009

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Shares	Value
Building — Residential & Commercial (0.1%):
Centex Corp.	485	$5
D.R. Horton, Inc.	1,075	14
KB Home	294	6
		25
Casino Services (0.0%):
International Game Technology	1,152	14
Chemicals (1.7%):
Air Products & Chemicals, Inc.	818	54
CF Industries Holdings, Inc.	189	14
Dow Chemical Co.	3,606	58
E.I. du Pont de Nemours and Co.	3,520	98
Eastman Chemical Co.	283	11
Monsanto Co.	2,137	182
PPG Industries, Inc.	641	28
Praxair, Inc.	1,198	89
Sigma-Aldrich Corp.	476	21
		555
Coal (0.2%):
Consol Energy, Inc.	704	22
Massey Energy Co.	333	5
Peabody Energy Corp.	1,043	28
		55
Commercial Services (0.4%):
Cintas Corp.	513	13
Convergys Corp. (b)	477	5
Ecolab, Inc.	654	25
Fidelity National Information Services, Inc.	745	13
Iron Mountain, Inc. (b)	701	20
Moody's Corp.	743	22
Paychex, Inc.	1,253	34
		132
Computers & Peripherals (6.2%):
Apple Computer, Inc. (b)	3,474	437
Cisco Systems, Inc. (b)	22,768	440
Computer Sciences Corp. (b)	591	22
Dell, Inc. (b)	6,750	78
EMC Corp. (b)	7,848	98
Hewlett-Packard Co.	9,348	336
International Business Machines Corp.	5,233	540
Lexmark International Group, Inc. (b)	303	6
NetApp, Inc. (b)	1,290	24
SanDisk Corp. (b)	882	14
Sun Microsystems, Inc. (b)	2,905	27
Teradata Corp. (b)	675	11
		2,033

See notes to financial statements.

The Victory Portfolios  Schedule of Portfolio Investments — continued
Stock Index Fund  April 30, 2009

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Shares	Value
Consumer Products (0.6%):
Clorox Co.	542	$31
Colgate-Palmolive Co.	1,955	115
Fortune Brands, Inc.	586	23
Newell Rubbermaid, Inc.	1,081	11
		180
Containers & Packaging (0.2%):
Ball Corp.	366	14
Bemis, Inc.	390	9
Owens-Illinois, Inc. (b)	652	16
Pactiv Corp. (b)	513	11
Sealed Air Corp.	616	12
		62
Cosmetics & Toiletries (2.2%):
Avon Products, Inc.	1,663	38
Estee Lauder Cos., Class A	453	13
International Flavors & Fragrances, Inc.	307	10
Kimberly-Clark Corp.	1,614	79
Procter & Gamble Co.	11,432	565
		705
Cruise Lines (0.1%):
Carnival Corp.	1,708	46
Data Processing (0.1%):
The Dun & Bradstreet Corp.	208	17
Total System Services, Inc.	769	10
		27
Distribution/Wholesale (0.3%):
Costco Wholesale Corp.	1,690	82
Fastenal Co.	504	19
		101
E-Commerce & Services (0.3%):
Amazon.com, Inc. (b)	1,254	101
Monster Worldwide, Inc. (b)	499	7
		108
Electrical Equipment (0.4%):
Emerson Electric Co.	2,945	100
W.W. Grainger, Inc.	248	21
		121
Electronics (2.1%):
Amphenol Corp., Class A	668	23
FLIR Systems, Inc. (b)	588	13
General Electric Co.	41,192	521
Johnson Controls, Inc.	2,318	44
L-3 Communications Holdings, Inc.	463	35
Millipore Corp. (b)	216	13

See notes to financial statements.

The Victory Portfolios  Schedule of Portfolio Investments — continued
Stock Index Fund  April 30, 2009

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Shares	Value
Molex, Inc.	541	$9
PerkinElmer, Inc.	453	7
Tyco Electronics Ltd.	1,787	31
		696
Engineering (0.1%):
Fluor Corp.	708	27
Jacobs Engineering Group, Inc. (b)	480	18
		45
Entertainment (0.5%):
The Walt Disney Co.	7,241	159
Environmental Control (0.3%):
Republic Services, Inc.	1,256	26
Stericycle, Inc. (b)	333	16
Waste Management, Inc.	1,917	51
		93
Financial & Insurance (0.0%):
MBIA, Inc. (b)	668	3
Financial Services (2.9%):
American Express Co.	4,568	115
Ameriprise Financial, Inc.	854	23
Capital One Financial Corp.	1,528	26
CIT Group, Inc.	1,516	3
Citigroup, Inc.	21,361	65
CME Group, Inc.	259	57
Discover Financial Services	1,878	15
E*TRADE Financial Corp. (b)	2,231	3
Equifax, Inc.	493	14
Federated Investors, Inc., Class B	347	8
Goldman Sachs Group, Inc.	1,801	232
H&R Block, Inc.	1,325	20
IntercontinentalExchange, Inc. (b)	283	25
Janus Capital Group, Inc.	617	6
Legg Mason, Inc.	557	11
Marsh & McLennan Cos., Inc.	2,009	42
Mastercard, Inc., Class A	283	52
Morgan Stanley	4,191	99
NYSE Euronext	1,010	24
SLM Corp. (b)	1,823	9
T. Rowe Price Group, Inc.	999	39
The Nasdaq OMX Group, Inc. (b)	536	10
Western Union Co.	2,769	46
		944
Food Distributors, Supermarkets & Wholesalers (0.5%):
Kroger Co.	2,545	55
Safeway, Inc.	1,673	33
SUPERVALU, Inc.	826	13
Sysco Corp.	2,298	54
		155

See notes to financial statements.

The Victory Portfolios  Schedule of Portfolio Investments — continued
Stock Index Fund  April 30, 2009

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Shares	Value
Food Processing & Packaging (1.4%):
Campbell Soup Co.	799	$21
ConAgra, Inc.	1,744	31
Dean Foods Co. (b)	602	13
General Mills, Inc.	1,279	65
H.J. Heinz Co.	1,227	42
Hershey Foods Corp.	646	23
Hormel Foods Corp.	272	9
J.M. Smucker Co.	462	18
Kellogg Co.	983	41
Kraft Foods, Inc., Class A	5,732	134
McCormick & Co., Inc.	508	15
Sara Lee Corp.	2,713	23
Tyson Foods, Inc., Class A	1,179	12
		447
Forest Products & Paper (0.2%):
International Paper Co.	1,669	21
MeadWestvaco Corp.	666	11
Weyerhaeuser Co.	824	29
		61
Health Care (1.0%):
Coventry Health Care, Inc. (b)	578	9
DaVita, Inc. (b)	405	19
DENTSPLY International, Inc.	580	17
Humana, Inc. (b)	659	19
McKesson Corp.	1,068	39
Medtronic, Inc.	4,362	140
WellPoint, Inc. (b)	1,944	83
		326
Heavy Machinery (0.5%):
Caterpillar, Inc.	2,346	84
Deere & Co.	1,649	68
		152
Home Builders (0.0%):
Lennar Corp., Class A	551	5
Pulte Homes, Inc.	837	10
		15
Hospitals (0.0%):
Tenet Healthcare Corp. (b)	1,620	4
Hotels & Motels (0.2%):
Marriott International, Inc., Class A	1,146	27
Starwood Hotels & Resorts Worldwide, Inc.	712	15
Wynn Resorts Ltd. (b)	261	10
		52

See notes to financial statements.

The Victory Portfolios  Schedule of Portfolio Investments — continued
Stock Index Fund  April 30, 2009

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Shares	Value
Household Goods — Appliances, Furnishings & Electronics (0.1%):
Leggett & Platt, Inc.	612	$9
Whirlpool Corp.	287	13
		22
Insurance (2.1%):
Aetna, Inc.	1,769	39
Aflac, Inc.	1,824	53
Allstate Corp.	2,091	49
American International Group, Inc.	10,496	14
Aon Corp.	1,067	45
Assurant, Inc.	459	11
Chubb Corp.	1,374	53
CIGNA Corp.	1,057	21
Cincinnati Financial Corp.	634	15
Genworth Financial, Inc., Class A	1,690	4
Hartford Financial Services Group, Inc.	1,269	15
Lincoln National Corp.	999	11
Loews Corp.	1,409	35
MetLife, Inc.	3,191	95
Principal Financial Group	1,012	16
Progressive Corp. (b)	2,640	40
Prudential Financial, Inc.	1,654	48
The Travelers Cos., Inc.	2,281	94
Torchmark Corp.	330	10
UnumProvident Corp.	1,292	21
XL Capital Ltd., Class A	1,335	13
		702
Internet Business Services (1.8%):
Akamai Technologies, Inc. (b)	665	15
eBay, Inc. (b)	4,204	69
Expedia, Inc. (b)	818	11
Google, Inc., Class A (b)	935	370
Juniper Networks, Inc. (b)	2,037	44
McAfee, Inc. (b)	601	23
Symantec Corp. (b)	3,202	55
VeriSign, Inc. (b)	750	16
		603
Internet Service Provider (0.2%):
Yahoo!, Inc. (b)	5,438	78
Investment Companies (0.2%):
Franklin Resources, Inc.	591	36
Invesco Ltd.	1,476	21
		57
Lodging (0.0%):
Wyndham Worldwide Corp.	692	8

See notes to financial statements.

The Victory Portfolios  Schedule of Portfolio Investments — continued
Stock Index Fund  April 30, 2009

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Shares	Value
Machine — Diversified (0.3%):
Cummins Engine, Inc.	785	$27
Dover Corp.	726	22
Flowserve Corp.	218	15
Rockwell Automation, Inc.	553	17
The Manitowoc Co., Inc.	508	3
		84
Manufacturing — Capital Goods (0.1%):
Cooper Industries Ltd.	652	21
Manufacturing — Diversified (0.4%):
Illinois Tool Works, Inc.	1,499	49
Ingersoll-Rand Co. Ltd., Class A	1,244	27
Leucadia National Corp. (b)	707	15
Parker Hannifin Corp.	627	29
		120
Manufacturing — Miscellaneous (0.8%):
3M Co.	2,706	156
Danaher Corp.	995	58
ITT Industries, Inc.	709	29
Pall Corp.	461	12
Textron, Inc.	948	10
		265
Media (0.7%):
News Corp., Class A	8,972	74
Scripps Networks Interactive, Class A	352	10
Time Warner, Inc.	4,665	102
Viacom, Inc., Class B (b)	2,365	45
		231
Medical Services (1.0%):
Express Scripts, Inc. (b)	966	62
Laboratory Corp. of America Holdings (b)	422	27
Medco Health Solutions, Inc. (b)	1,915	83
Quest Diagnostics, Inc.	602	31
UnitedHealth Group, Inc.	4,742	112
		315
Medical Supplies (1.5%):
Baxter International, Inc.	2,394	116
Becton Dickinson & Co.	935	57
Boston Scientific Corp. (b)	5,860	49
C.R. Bard, Inc.	388	28
Covidien Ltd.	1,965	65
Intuitive Surgical, Inc. (b)	153	22
Patterson Cos., Inc. (b)	357	7
St. Jude Medical, Inc. (b)	1,350	45
Stryker Corp.	928	36
Varian Medical Systems, Inc. (b)	485	16
Zimmer Holdings, Inc. (b)	869	38
		479

See notes to financial statements.

The Victory Portfolios  Schedule of Portfolio Investments — continued
Stock Index Fund  April 30, 2009

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Shares	Value
Medical — Information Systems (0.0%):
IMS Health, Inc.	708	$9
Mining (0.2%):
Newmont Mining Corp.	1,908	77
Motorcycles (0.1%):
Harley-Davidson, Inc.	911	20
Newspapers (0.0%):
Gannett Co., Inc.	891	4
New York Times Co., Class A	455	2
		6
Office Equipment & Supplies (0.3%):
Avery Dennison Corp.	440	13
Pitney Bowes, Inc.	805	20
Staples, Inc.	2,783	57
Xerox Corp.	3,373	20
		110
Oil & Gas Exploration — Production & Services (2.2%):
Anadarko Petroleum Corp.	1,794	77
Apache Corp.	1,306	95
Cabot Oil & Gas Corp.	404	12
Chesapeake Energy Corp.	2,192	43
Denbury Resources, Inc. (b)	1,097	18
Devon Energy Corp.	1,731	90
Diamond Offshore Drilling, Inc.	271	20
ENSCO International, Inc.	553	16
EOG Resources, Inc.	974	62
EQT Corp.	510	17
Murphy Oil Corp.	744	36
Nabors Industries Ltd. (b)	1,104	17
Noble Energy, Inc.	674	38
Pioneer Natural Resources Co.	451	10
Range Resources Corp.	609	24
Rowan Cos., Inc.	441	7
Southwestern Energy Co. (b)	1,340	48
XTO Energy, Inc.	2,261	78
		708
Oil Companies — Integrated (7.2%):
Chevron Corp.	7,819	517
ConocoPhillips	5,774	237
Exxon Mobil Corp.	19,275	1,285
Hess Corp.	1,107	60
Marathon Oil Corp.	2,760	82
Occidental Petroleum Corp.	3,161	178
		2,359
Oil Marketing & Refining (0.2%):
Sunoco, Inc.	456	12
Tesoro Corp.	540	8
Valero Energy Corp.	2,014	40
		60

See notes to financial statements.

The Victory Portfolios  Schedule of Portfolio Investments — continued
Stock Index Fund  April 30, 2009

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Shares	Value
Oilfield Services & Equipment (1.4%):
Baker Hughes, Inc.	1,205	$43
BJ Services Co.	1,139	16
Cameron International Corp. (b)	846	22
Halliburton Co.	3,500	71
National-Oilwell Varco, Inc. (b)	1,628	49
Schlumberger Ltd.	4,665	228
Smith International, Inc.	855	22
		451
Paint, Varnishes & Enamels (0.1%):
The Sherwin-Williams Co.	384	22
Pharmaceuticals (7.1%):
Abbott Laboratories	6,028	252
Allergan, Inc.	1,199	56
AmerisourceBergen Corp.	594	20
Bristol-Myers Squibb Co.	7,721	148
Cardinal Health, Inc.	1,406	47
Celgene Corp. (b)	1,792	77
Cephalon, Inc. (b)	268	18
Eli Lilly & Co.	3,944	130
Forest Laboratories, Inc. (b)	1,176	25
Hospira, Inc. (b)	623	20
Johnson & Johnson	10,789	565
King Pharmaceuticals, Inc. (b)	961	8
Merck & Co., Inc.	8,221	199
Mylan Laboratories, Inc. (b)	1,189	16
Pfizer, Inc.	26,311	352
Schering-Plough Corp.	6,344	146
Watson Pharmaceuticals, Inc. (b)	408	13
Wyeth	5,193	220
		2,312
Photography (0.0%):
Eastman Kodak Co.	1,046	3
Pipelines (0.3%):
El Paso Corp.	2,725	19
Questar Corp.	677	20
Spectra Energy Corp.	2,509	36
Williams Cos., Inc.	2,259	32
		107
Primary Metal & Mineral Production (0.2%):
Freeport-McMoRan Copper & Gold, Inc., Class B	1,606	69
Titanium Metals Corp.	332	2
		71
Publishing (0.2%):
McGraw-Hill Cos., Inc.	1,226	37
Meredith Corp.	140	3
R.R. Donnelley & Sons Co.	800	9
The Washington Post Co., Class B	23	10
		59

See notes to financial statements.

The Victory Portfolios  Schedule of Portfolio Investments — continued
Stock Index Fund  April 30, 2009

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Shares	Value
Radio & Television (0.7%):
Comcast Corp., Class A	11,236	$174
Time Warner Cable, Inc.	1,400	45
		219
Railroads (0.8%):
Burlington Northern Santa Fe Corp.	1,086	73
CSX Corp.	1,557	46
Norfolk Southern Corp.	1,429	51
Union Pacific Corp.	1,963	97
		267
Real Estate Investment Trusts (0.9%):
Apartment Investment & Management Co., Class A	458	3
AvalonBay Communities, Inc.	311	18
Boston Properties, Inc.	473	23
Developers Diversified Realty Corp.	30	—
Equity Residential Properties Trust	1,064	24
HCP, Inc.	990	22
Health Care REIT, Inc.	432	15
Host Hotels & Resorts, Inc.	2,050	16
Kimco Realty Corp.	1,223	15
Plum Creek Timber Co., Inc.	643	22
ProLogis	2,230	20
Public Storage, Inc.	489	33
Simon Property Group, Inc.	924	48
Ventas, Inc.	559	16
Vornado Realty Trust	549	27
		302
Real Estate Services (0.0%):
CB Richard Ellis Group, Inc., Class A (b)	877	7
Restaurants (1.1%):
Darden Restaurants, Inc.	534	20
McDonald's Corp.	4,344	232
Starbucks Corp. (b)	2,865	41
Yum! Brands, Inc.	1,794	60
		353
Retail (0.4%):
Target Corp.	2,936	121
Retail — Apparel/Shoe (0.2%):
Abercrombie & Fitch Co., Class A	340	9
Gap, Inc.	1,819	29
Limited Brands, Inc.	1,055	12
		50
Retail — Department Stores (0.4%):
J.C. Penney Co., Inc.	867	27
Kohl's Corp. (b)	1,189	54
Macy's, Inc.	1,640	22

See notes to financial statements.

The Victory Portfolios  Schedule of Portfolio Investments — continued
Stock Index Fund  April 30, 2009

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Shares	Value
Nordstrom, Inc.	622	$14
Sears Holdings Corp. (b)	214	13
		130
Retail — Discount (1.6%):
Big Lots, Inc. (b)	320	9
Family Dollar Stores, Inc.	546	18
TJX Cos., Inc.	1,624	45
Wal-Mart Stores, Inc.	8,721	440
		512
Retail — Drug Stores (0.9%):
CVS Caremark Corp.	5,677	180
Walgreen Co.	3,849	121
		301
Retail — Food (0.0%):
Whole Foods Market, Inc.	548	11
Retail — Specialty Stores (1.4%):
AutoZone, Inc. (b)	148	24
Bed Bath & Beyond, Inc. (b)	1,013	31
Best Buy Co., Inc.	1,322	51
GameStop Corp., Class A (b)	639	19
Lowe's Cos., Inc.	5,717	123
Office Depot, Inc. (b)	1,072	3
RadioShack Corp.	488	7
The Home Depot, Inc.	6,613	174
Tiffany & Co.	480	14
		446
Rubber & Rubber Products (0.0%):
Goodyear Tire & Rubber Co. (b)	941	10
Savings & Loans (0.1%):
Hudson City Bancorp, Inc.	2,037	26
People's United Financial, Inc.	1,358	21
		47
Schools & Educational Services (0.1%):
Apollo Group, Inc. (b)	417	26
Semiconductors (2.3%):
Advanced Micro Devices, Inc. (b)	2,184	8
Altera Corp.	1,144	19
Analog Devices, Inc.	1,136	24
Applied Materials, Inc.	5,185	63
Broadcom Corp., Class A (b)	1,659	38
Intel Corp.	21,695	342
JDS Uniphase Corp. (b)	839	4
KLA-Tencor Corp.	663	18
Linear Technology Corp.	865	19
LSI Logic Corp. (b)	2,528	10
MEMC Electronic Materials, Inc. (b)	872	14

See notes to financial statements.

The Victory Portfolios  Schedule of Portfolio Investments — continued
Stock Index Fund  April 30, 2009

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Shares	Value
Microchip Technology, Inc.	710	$16
Micron Technology, Inc. (b)	2,979	15
National Semiconductor Corp.	760	9
Novellus Systems, Inc. (b)	379	7
NVIDIA Corp. (b)	2,095	24
QLogic Corp. (b)	473	7
Teradyne, Inc. (b)	674	4
Texas Instruments, Inc.	4,979	90
Xilinx, Inc.	1,069	22
		753
Software & Computer Services (3.9%):
Adobe Systems, Inc. (b)	2,044	56
Affiliated Computer Services, Inc., Class A (b)	381	18
Autodesk, Inc. (b)	883	18
Automatic Data Processing, Inc.	1,969	69
BMC Software, Inc. (b)	720	25
CA, Inc.	1,538	27
Citrix Systems, Inc. (b)	703	20
Cognizant Technology Solutions Corp., Class A (b)	1,138	28
Compuware Corp. (b)	962	7
Electronic Arts, Inc. (b)	1,255	26
Fiserv, Inc. (b)	608	23
Intuit, Inc. (b)	1,253	29
Microsoft Corp.	29,824	604
Novell, Inc. (b)	1,343	5
Oracle Corp.	14,959	289
Salesforce.com, Inc. (b)	412	18
		1,262
Staffing (0.0%):
Robert Half International, Inc.	590	14
Steel (0.4%):
AK Steel Holding Corp.	433	6
Allegheny Technologies, Inc.	380	12
Nucor Corp.	1,225	50
Precision Castparts Corp.	546	41
United States Steel Corp.	563	15
		124
Telecommunications (0.1%):
Ciena Corp. (b)	354	4
Frontier Communications Corp.	1,214	9
Qwest Communications International, Inc.	5,732	22
		35
Telecommunications — Services & Equipment (1.6%):
Agilent Technologies, Inc. (b)	1,373	25
American Tower Corp., Class A (b)	1,549	49
Corning, Inc.	6,066	89
Embarq Corp.	556	20

See notes to financial statements.

The Victory Portfolios  Schedule of Portfolio Investments — continued
Stock Index Fund  April 30, 2009

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Shares	Value
Harris Corp.	521	$16
Jabil Circuit, Inc.	834	7
Motorola, Inc.	8,880	49
QUALCOMM, Inc.	6,434	272
Tellabs, Inc. (b)	1,543	8
		535
Television (0.2%):
CBS Corp., Class B	2,649	19
The DIRECTV Group, Inc. (b)	2,063	51
		70
Tobacco (1.5%):
Altria Group, Inc.	8,059	132
Lorillard, Inc.	656	41
Philip Morris International, Inc.	7,817	283
Reynolds American, Inc.	659	25
		481
Tools & Hardware Manufacturing (0.1%):
Black & Decker Corp.	235	9
Snap-on, Inc.	224	8
Stanley Works	308	12
		29
Toys (0.1%):
Hasbro, Inc.	483	13
Mattel, Inc.	1,398	21
		34
Transportation Services (1.0%):
C.H. Robinson Worldwide, Inc.	664	35
Expeditors International of Washington, Inc.	827	29
FedEx Corp.	1,214	68
United Parcel Service, Inc., Class B	3,883	203
		335
Trucking & Leasing (0.0%):
Ryder Systems, Inc.	217	6
Utilities — Electric (3.3%):
AES Corp. (b)	2,599	18
Allegheny Energy, Inc.	661	17
Ameren Corp.	829	19
American Electric Power Co.	1,584	42
CenterPoint Energy, Inc.	1,355	14
CMS Energy Corp.	884	10
Consolidated Edison Co. of New York, Inc.	1,068	40
Constellation Energy Group, Inc.	777	19
Dominion Resources, Inc.	2,276	69
DTE Energy Co.	637	19
Duke Energy Corp.	4,997	69
Dynegy, Inc., Class A (b)	1,974	3

See notes to financial statements.

The Victory Portfolios  Schedule of Portfolio Investments — continued
Stock Index Fund  April 30, 2009

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Shares	Value
Edison International	1,271	$36
Entergy Corp.	739	48
Exelon Corp.	2,568	118
FirstEnergy Corp.	1,189	49
FPL Group, Inc.	1,595	86
Integrys Energy Group, Inc.	298	8
NiSource, Inc.	1,070	12
Northeast Utilities	672	14
Pepco Holdings, Inc.	855	10
PG&E Corp.	1,427	53
Pinnacle West Capital Corp.	394	11
PPL Corp.	1,464	44
Progress Energy, Inc.	1,075	37
Public Service Enterprise Group, Inc.	1,974	59
SCANA Corp.	473	14
Southern Co.	3,033	87
TECO Energy, Inc.	831	9
Wisconsin Energy Corp.	456	18
Xcel Energy, Inc.	1,772	33
		1,085
Utilities — Natural Gas (0.1%):
NICOR, Inc.	176	5
Sempra Energy	950	44
		49
Utilities — Telecommunications (3.1%):
AT&T, Inc.	22,988	589
CenturyTel, Inc.	391	11
Sprint Nextel Corp. (b)	11,175	49
Verizon Communications, Inc.	11,080	336
Windstream Corp.	1,721	14
		999
Total Common Stocks (Cost $16,673)		29,570
Investment Companies (1.4%)
SPDR Trust Series I	5,395	472
Total Investment Companies (Cost $764)		472
Total Investments (Cost $19,693) — 98.9%		32,299
Other assets in excess of liabilities — 1.1%		359
NET ASSETS — 100.0%		$32,658

(a)  Rate represents the effective yield at purchase.

(b)  Non-income producing security.

(c)  Investment in affiliate and represents 0.0% of net assets.

REIT — Real Estate Investment Trust

See notes to financial statements.

The Victory Portfolios  Schedule of Portfolio Investments — continued
Stock Index Fund  April 30, 2009

(Amounts in Thousands, Except for Shares)  (Unaudited)

	Number of Contracts	Value
Futures Contracts (10.7%):
S&P 500 Index, expiring June 19, 2009	16	$3,480
Total Futures Contracts (Cost $3,015)		$3,480

See notes to financial statements.

The Victory Portfolios  Schedule of Portfolio Investments
Established Value Fund  April 30, 2009

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Shares or Principal Amount	Value
Commercial Paper (4.7%)
Toyota Motor Credit Corp., 0.18% (a), 5/1/09	$11,229	$11,229
Total Commercial Paper (Amortized Cost $11,229)		11,229
Common Stocks (96.0%)
Automotive Parts (3.7%):
BorgWarner, Inc. (b)	123,000	3,561
Eaton Corp. (b)	61,000	2,672
Magna International, Inc., Class A (b)	78,000	2,649
		8,882
Banks (1.9%):
Cullen/Frost Bankers, Inc.	95,000	4,474
Brokerage Services (1.6%):
Waddell & Reed Financial, Inc., Class A	171,000	3,832
Chemicals (1.7%):
PPG Industries, Inc. (b)	93,000	4,097
Commercial Services (3.7%):
Cintas Corp. (b)	176,000	4,516
SAIC, Inc. (c)	235,000	4,254
		8,770
Computers & Peripherals (3.2%):
CACI International, Inc., Class A (c)	94,000	3,718
Perot Systems Corp., Class A (b) (c)	282,000	3,965
		7,683
Containers & Packaging (4.2%):
Owens-Illinois, Inc. (b) (c)	136,000	3,317
Packaging Corp. of America	269,000	4,269
Pactiv Corp. (b) (c)	117,000	2,558
		10,144
Cosmetics & Toiletries (3.3%):
Estee Lauder Cos., Class A (b)	134,000	4,007
Kimberly-Clark Corp.	79,000	3,882
		7,889
Electronics (3.4%):
Hubbell, Inc., Class B	87,000	2,889
Johnson Controls, Inc. (b)	280,600	5,334
		8,223
Food Distributors, Supermarkets & Wholesalers (2.1%):
Safeway, Inc.	253,000	4,997
Food Processing & Packaging (1.7%):
ConAgra, Inc.	233,000	4,124
Human Resources (1.3%):
Hewitt Associates, Inc., Class A (c)	95,000	2,979

See notes to financial statements.

The Victory Portfolios  Schedule of Portfolio Investments — continued
Established Value Fund  April 30, 2009

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Shares	Value
Insurance (13.4%):
Alleghany Corp. (c)	13,260	$3,364
Brown & Brown, Inc.	135,000	2,627
Chubb Corp.	92,000	3,583
Cincinnati Financial Corp. (b)	153,000	3,664
Everest Re Group Ltd.	42,000	3,135
First American Corp.	101,000	2,836
Hanover Insurance Group, Inc.	64,000	1,919
HCC Insurance Holdings, Inc.	129,000	3,086
Markel Corp. (c)	14,500	4,161
UnumProvident Corp.	220,000	3,595
		31,970
Internet Business Services (1.9%):
Symantec Corp. (b) (c)	260,000	4,485
Machine — Diversified (2.4%):
Dover Corp.	74,000	2,278
Kennametal, Inc.	173,000	3,538
		5,816
Manufacturing — Diversified (3.1%):
Parker Hannifin Corp. (b)	93,500	4,240
Pentair, Inc.	121,000	3,224
		7,464
Manufacturing — Miscellaneous (1.6%):
ITT Industries, Inc. (b)	94,000	3,855
Medical Supplies (1.5%):
Covidien Ltd.	106,000	3,496
Oil & Gas Exploration — Production & Services (4.9%):
Cimarex Energy Co. (b)	173,000	4,654
Devon Energy Corp.	36,000	1,867
Newfield Exploration Co. (c)	76,400	2,382
Unit Corp. (b) (c)	102,000	2,783
		11,686
Oil Companies — Integrated (1.4%):
Occidental Petroleum Corp.	59,000	3,321
Oil Marketing & Refining (1.1%):
Valero Energy Corp.	136,000	2,698
Paint, Varnishes & Enamels (1.4%):
The Sherwin-Williams Co.	60,000	3,398
Pharmaceuticals (2.4%):
AmerisourceBergen Corp.	110,000	3,700
Omnicare, Inc. (b)	76,000	1,954
		5,654
Pipelines (1.4%):
National Fuel Gas Co. (b)	104,000	3,402
Railroads (0.9%):
Burlington Northern Santa Fe Corp.	30,000	2,024

See notes to financial statements.

The Victory Portfolios  Schedule of Portfolio Investments — continued
Established Value Fund  April 30, 2009

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Shares or Principal Amount	Value
Real Estate Investment Trusts (1.8%):
Annaly Capital Management, Inc. (b)	307,000	$4,319
Restaurants (2.1%):
Darden Restaurants, Inc. (b)	65,000	2,403
Yum! Brands, Inc.	81,000	2,701
		5,104
Retail — Apparel/Shoe (1.6%):
Gap, Inc.	238,000	3,698
Retail — Discount (1.5%):
BJ's Wholesale Club, Inc. (c)	110,000	3,667
Semiconductors (6.7%):
Analog Devices, Inc. (b)	144,000	3,064
KLA-Tencor Corp. (b)	181,000	5,021
Lam Research Corp. (c)	143,000	3,987
Novellus Systems, Inc. (b) (c)	218,000	3,937
		16,009
Software & Computer Services (1.3%):
Sybase, Inc. (b) (c)	91,000	3,090
Staffing (1.3%):
Robert Half International, Inc. (b)	127,000	3,051
Toys (1.0%):
Hasbro, Inc.	90,000	2,399
Transportation Services (2.7%):
Con-way, Inc. (b)	149,500	3,705
Tidewater, Inc. (b)	61,000	2,638
		6,343
Utilities — Electric (1.0%):
Pinnacle West Capital Corp. (b)	90,000	2,464
Utilities — Natural Gas (5.9%):
Energen Corp.	149,000	5,382
Sempra Energy (b)	97,000	4,464
WGL Holdings, Inc. (b)	135,000	4,204
		14,050
Total Common Stocks (Cost $212,581)		229,557
Short-Term Securities Held as Collateral for Securities Lending (25.7%)
Pool of various securities for Victory Funds	$61,582	61,455
Total Short-Term Securities Held as Collateral for Securities Lending (Cost $61,582)		61,455
Total Investments (Cost $285,392) — 126.4%		302,241
Liabilities in excess of other assets — (26.4)%		(63,195)
NET ASSETS — 100.0%		$239,046

(a)  Rate represents the effective yield at purchase.

(b)  A portion or all of the security was held on loan.

(c)  Non-income producing security.

See notes to financial statements.

Statements of Assets and Liabilities

The Victory Portfolios   April 30, 2009

(Amounts in Thousands, Except Per Share Amounts)  (Unaudited)

	Value Fund	Stock Index Fund	Established Value Fund
ASSETS:
Investments, at value (Cost $145,324, $19,693 and $285,392) (a)	$132,409	$32,299	$302,241
Cash	50	95	50
Cash held as collateral for futures	—	360	—
Interest and dividends receivable	234	43	296
Receivable for capital shares issued	57	3	201
Receivable for investments sold	279	—	1,643
Receivable from Adviser	6	8	—
Net receivable for variation margin on futures contracts	—	4	—
Prepaid expenses	25	15	23
Total Assets	133,060	32,827	304,454
LIABILITIES:
Payable for investments purchased	1,391	3	3,239
Payable for capital shares redeemed	4	131	309
Payable for return of collateral received	19,308	—	61,582
Accrued expenses and other payables:
Investment advisory fees	67	7	110
Administration fees	8	3	18
Custodian fees	2	—	2
Transfer agent fees	5	10	—
Trustee fees	—	—	—
Shareholder servicing fees	5	5	14
12b-1 fees	1	—	64
Other accrued expenses	20	10	70
Total Liabilities	20,811	169	65,408
NET ASSETS:
Capital	185,618	64,641	230,874
Undistributed net investment income	210	46	223
Accumulated net realized losses from investments and futures	(60,664)	(45,100)	(8,900)
Net unrealized appreciation (depreciation) on investments and futures	(12,915)	13,071	16,849
Net Assets	$112,249	$32,658	$239,046
Net Assets
Class A Shares	$24,231	$21,837	$77,225
Class C Shares	705	—	—
Class R Shares	2,017	10,821	161,821
Class I Shares	85,296	—	—
Total	$112,249	$32,658	$239,046
Shares (unlimited number of shares authorized with a par value of $0.001 per share)
Class A Shares	3,086	1,670	4,273
Class C Shares	91	—	—
Class R Shares	258	828	9,017
Class I Shares	10,903	—	—
Total	14,338	2,498	13,290
Net asset value, offering (except Class A Shares) and redemption price per share: (b)
Class A Shares	$7.85	$13.08	$18.07
Class C Shares (c)	$7.74	—	—
Class R Shares	$7.82	$13.06	$17.94
Class I Shares	$7.82	—	—
Maximum sales charge — Class A Shares	5.75%	5.75%	5.75%
Maximum offering price (100%/(100%-maximum sales charge) of net asset value adjusted to the nearest cent) per share —
Class A Shares	$8.33	$13.88	$19.17

(a)  Value Fund and Established Value Fund includes securities on loan of $18,657 and $59,825, respectively.

(b)  Per share amounts may not recalculate due to rounding of net assets and/or shares outstanding.

(c)  Redemption price per share varies by the length of time shares are held.

See notes to financial statements.

Statements of Operations

The Victory Portfolios  For the Six Months Ended April 30, 2009

(Amounts in Thousands)  (Unaudited)

	Value Fund	Stock Index Fund	Established Value Fund
Investment Income:
Interest income	$3	$3	$17
Dividend income	1,971	466	2,730
Total Income	1,974	469	2,747
Expenses:
Investment advisory fees	413	41	633
Administration fees	53	16	103
Shareholder servicing fees — Class A Shares	30	17	83
Shareholder servicing fees — Class R Shares	—	14	—
12b-1 fees — Class C Shares	4	—	—
12b-1 fees — Class R Shares	5	—	374
Custodian fees	10	11	16
Transfer agent fees	10	3	20
Transfer agent fees — Class A Shares	5	6	44
Transfer agent fees — Class C Shares	— (a)	—	—
Transfer agent fees — Class R Shares	1	7	45
Transfer agent fees — Class I Shares	3	—	—
Trustees' fees	6	2	11
Legal and audit fees	7	2	15
State registration and filing fees	19	11	17
Other expenses	17	22	47
Total Expenses	583	152	1,408
Expenses waived/reimbursed by Adviser	(19)	(25)	—
Net Expenses	564	127	1,408
Net Investment Income	1,410	342	1,339
Realized/Unrealized Gains (Losses) from Investment Transactions and Futures:
Net realized gains (losses) from investment transactions	(36,379)	1,658	(5,967)
Net realized losses from futures transactions	—	(1,536)	—
Net change in unrealized appreciation/depreciation on investments and futures	19,774	(3,961)	8,566
Net realized/unrealized gains (losses) from investments and futures	(16,605)	(3,839)	2,599
Change in net assets resulting from operations	$(15,195)	$(3,497)	$3,938

(a)  Rounds to less than $1,000.

See notes to financial statements.

The Victory Portfolios   Statements of Changes in Net Assets

(Amounts in Thousands)

	Value Fund		Stock Index Fund		Established Value Fund
	Six Months Ended April 30, 2009	Year Ended October 31, 2008	Six Months Ended April 30, 2009	Year Ended October 31, 2008	Six Months Ended April 30, 2009	Year Ended October 31, 2008
	(Unaudited)		(Unaudited)		(Unaudited)
From Investment Activities:
Operations:
Net investment income	$1,410	$2,891	$342	$842	$1,339	$963
Net realized gains (losses) from investment transactions	(36,379)	(23,917)	1,658	3,848	(5,967)	(2,917)
Net realized gains (losses) from futures	—	—	(1,536)	(888)	—	—
Change in unrealized appreciation/depreciation on investments and futures	19,774	(60,683)	(3,961)	(28,156)	8,566	(96,839)
Change in net assets resulting from operations	(15,195)	(81,709)	(3,497)	(24,354)	3,938	(98,793)
Distributions to Shareholders:
From net investment income:
Class A Shares	(270)	(484)	(246)	(614)	(441)	(152)
Class C Shares	(6)	(4)	—	—	—	—
Class R Shares	(20)	(27)	(111)	(233)	(813)	(667)
Class I Shares	(1,083)	(2,298)	—	—	—	—
From net realized gains:
Class A Shares	—	(4,258)	—	—	—	(1,296)
Class C Shares	—	(68)	—	—	—	—
Class R Shares	—	(375)	—	—	—	(30,022)
Class I Shares	—	(16,418)	—	—	—	—
Change in net assets resulting from distributions to shareholders	(1,379)	(23,932)	(357)	(847)	(1,254)	(32,137)
Change in net assets from capital transactions	(2,495)	6,993	(4,079)	(5,746)	14,337	61,709
Change in net assets	(19,069)	(98,648)	(7,933)	(30,947)	17,021	(69,221)
Net Assets:
Beginning of period	131,318	229,966	40,591	71,538	222,025	291,246
End of period	$112,249	$131,318	$32,658	$40,591	$239,046	$222,025
Undistributed (distributions in excess of) net investment income	$210	$179	$46	$61	$223	$138

See notes to financial statements.

The Victory Portfolios   Statements of Changes in Net Assets

(Amounts in Thousands)

	Value Fund		Stock Index Fund		Established Value Fund
	Six Months Ended April 30, 2009	Year Ended October 31, 2008	Six Months Ended April 30, 2009	Year Ended October 31, 2008	Six Months Ended April 30, 2009	Year Ended October 31, 2008
	(Unaudited)		(Unaudited)		(Unaudited)
Capital Transactions:
Class A Shares
Proceeds from shares issued	$2,638	$11,352	$2,169	$6,451	$39,006	$73,069
Dividends reinvested	260	4,665	238	599	375	1,401
Cost of shares redeemed	(3,740)	(11,452)	(5,687)	(12,676)	(20,838)	(10,863)
Total Class A Shares	$(842)	$4,565	$(3,280)	$(5,626)	$18,543	$63,607
Class C Shares
Proceeds from shares issued	$248	$631	—	—	—	—
Dividends reinvested	4	44	—	—	—	—
Cost of shares redeemed	(262)	(134)	—	—	—	—
Total Class C Shares	$(10)	$541	—	—	—	—
Class R Shares
Proceeds from shares issued	$535	$191	$2,108	$4,358	$11,595	$18,982
Dividends reinvested	18	381	110	227	736	28,416
Cost of shares redeemed	(424)	(762)	(3,017)	(4,705)	(16,537)	(49,296)
Total Class R Shares	$129	$(190)	$(799)	$(120)	$(4,206)	$(1,898)
Class I Shares
Proceeds from shares issued	$3,584	$7,154	—	—	—	—
Dividends reinvested	1,083	18,716	—	—	—	—
Cost of shares redeemed	(6,439)	(23,793)	—	—	—	—
Total Class I Shares	$(1,772)	$2,077	—	—	—	—
Change in net assets from capital transactions	$(2,495)	$6,993	$(4,079)	$(5,746)	$14,337	$61,709
Share Transactions:
Class A Shares
Issued	352	919	172	333	2,354	3,221
Reinvested	34	341	19	30	23	56
Redeemed	(507)	(933)	(444)	(644)	(1,272)	(517)
Total Class A Shares	(121)	327	(253)	(281)	1,105	2,760
Class C Shares
Issued	31	57	—	—	—	—
Reinvested	1	3	—	—	—	—
Redeemed	(35)	(12)	—	—	—	—
Total Class C Shares	(3)	48	—	—	—	—
Class R Shares
Issued	64	15	175	221	700	821
Reinvested	3	28	9	11	46	1,134
Redeemed	(55)	(59)	(246)	(238)	(1,034)	(2,115)
Total Class R Shares	12	(16)	(62)	(6)	(288)	(160)
Class I Shares
Issued	490	581	—	—	—	—
Reinvested	143	1,374	—	—	—	—
Redeemed	(879)	(1,919)	—	—	—	—
Total Class I Shares	(246)	36	—	—	—	—
Change in shares	(358)	395	(315)	(287)	817	2,600

See notes to financial statements.

The Victory Portfolios  Financial Highlights

For a Share Outstanding Throughout Each Period

	Value Fund
	Class A Shares
	Six Months Ended April 30, 2009	Year Ended October 31, 2008	Year Ended October 31, 2007		Year Ended October 31, 2006	Year Ended October 31, 2005	Year Ended October 31, 2004
	(Unaudited)
Net Asset Value, Beginning of Period	$8.96	$16.12	$16.43		$13.62	$12.85	$11.41
Investment Activities:
Net investment income	0.10	0.16	0.23		0.07	0.12	0.10
Net realized and unrealized gains (losses) on investments	(1.12)	(5.68)	1.89		2.81	0.78	1.45
Total from Investment Activities	(1.02)	(5.52)	2.12		2.88	0.90	1.55
Distributions:
Net investment income	(0.09)	(0.16)	(0.10)		(0.07)	(0.13)	(0.11)
Net realized gains from investments	—	(1.48)	(2.33)		—	—	—
Total Distributions	(0.09)	(1.64)	(2.43)		(0.07)	(0.13)	(0.11)
Net Asset Value, End of Period	$7.85	$8.96	$16.12		$16.43	$13.62	$12.85
Total Return (excludes sales charge) (a)	(11.40)%	(37.68)%	14.77	%(b)	21.22%	7.00%	13.70%
Ratios/Supplemental Data:
Net Assets at end of period (000)	$24,231	$28,744	$46,436		$219,428	$199,406	$227,185
Ratio of expenses to average net assets (c)	1.28%	1.22%	1.19%		1.22%	1.26%	1.25%
Ratio of net investment income to average net assets (c)	2.31%	1.31%	0.84%		0.48%	0.91%	0.80%
Ratio of expenses to average net assets (c) (d)	1.28%	1.22%	1.19%		1.22%	1.29%	1.25%
Ratio of net investment income to average net assets (c) (d)	2.31%	1.31%	0.84%		0.48%	0.88%	0.80%
Portfolio turnover (e)	52%	140%	104%		104%	110%	86%

(a)  Not annualized for periods less than one year.

(b)  During the year ended October 31, 2007, Victory Capital Management ("VCM") paid the Fund monies pursuant to an agreement reached among the Fund, BISYS (effective August 1, 2007, BISYS' parent company, BISYS Group Inc., was acquired by Citibank N.A.) and VCM relating to certain expenditures that, among other things, supported distribution of Fund shares. Had this payment not been made, the total return would have been 0.07% lower.

(c)  Annualized for periods less than one year.

(d)  During the period, certain fees were reduced and/or reimbursed. If such fee reductions and/or reimbursements had not occurred, the ratios would have been as indicated.

(e)  Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

See notes to financial statements.

The Victory Portfolios  Financial Highlights — continued

For a Share Outstanding Throughout Each Period

	Value Fund
	Class C Shares
	Six Months Ended April 30, 2009	Year Ended October 31, 2008	Year Ended October 31, 2007		Year Ended October 31, 2006	Year Ended October 31, 2005	Year Ended October 31, 2004
	(Unaudited)
Net Asset Value, Beginning of Period	$8.84	$15.93	$16.30		$13.56	$12.83	$11.40
Investment Activities:
Net investment income (loss)	0.06	0.06	—	(a)	(0.05)	0.02	0.05
Net realized and unrealized gains (losses) on investments	(1.10)	(5.60)	1.98		2.79	0.78	1.44
Total from Investment Activities	(1.04)	(5.54)	1.98		2.74	0.80	1.49
Distributions:
Net investment income	(0.06)	(0.07)	(0.02)		—	(0.07)	(0.06)
Net realized gains from investments	—	(1.48)	(2.33)		—	—	—
Total Distributions	(0.06)	(1.55)	(2.35)		—	(0.07)	(0.06)
Net Asset Value, End of Period	$7.74	$8.84	$15.93		$16.30	$13.56	$12.83
Total Return (excludes contingent deferred sales charge) (b)	(11.74)%	(38.14)%	13.86	%(c)	20.21%	6.24%	13.13%
Ratios/Supplemental Data:
Net Assets at end of period (000)	$705	$832	$727		$982	$792	$334
Ratio of expenses to average net assets (d)	2.00%	2.00%	2.00%		2.00%	2.00%	1.75%
Ratio of net investment income (loss) to average net assets (d)	1.59%	0.53%	(0.03)%		(0.32)%	(0.08)%	0.36%
Ratio of expenses to average net assets (d) (e)	3.02%	3.48%	3.25%		2.77%	3.39%	4.63%
Ratio of net investment income (loss) to average net assets (d) (e)	0.57%	(0.95)%	(1.27)%		(1.09)%	1.47%	(2.52)%
Portfolio turnover (f)	52%	140%	104%		104%	110%	86%

(a)  Less than $0.01 per share.

(b)  Not annualized for periods less than one year.

(c)  During the year ended October 31, 2007, Victory Capital Management ("VCM") paid the Fund monies pursuant to an agreement reached among the Fund, BISYS (effective August 1, 2007, BISYS' parent company, BISYS Group Inc., was acquired by Citibank N.A.) and VCM relating to certain expenditures that, among other things, supported distribution of Fund shares. Had this payment not been made, the total return would have been 0.07% lower.

(d)  Annualized for periods less than one year.

(e)  During the period, certain fees were reduced and/or reimbursed. If such fee reductions and/or reimbursements had not occurred, the ratios would have been as indicated.

(f)  Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

See notes to financial statements.

The Victory Portfolios  Financial Highlights — continued

For a Share Outstanding Throughout Each Period

	Value Fund
	Class R Shares
	Six Months Ended April 30, 2009	Year Ended October 31, 2008	Year Ended October 31, 2007		Year Ended October 31, 2006	Year Ended October 31, 2005	Year Ended October 31, 2004
	(Unaudited)
Net Asset Value, Beginning of Period	$8.92	$16.05	$16.41		$13.60	$12.83	$11.39
Investment Activities:
Net investment income	0.07	0.12	0.06		0.02	0.08	0.06
Net realized and unrealized gains (losses) on investments	(1.10)	(5.66)	1.98		2.81	0.77	1.45
Total from Investment Activities	(1.03)	(5.54)	2.04		2.83	0.85	1.51
Distributions:
Net investment income	(0.07)	(0.11)	(0.07)		(0.02)	(0.08)	(0.07)
Net realized gains from investments	—	(1.48)	(2.33)		—	—	—
Total Distributions	(0.07)	(1.59)	(2.40)		(0.02)	(0.08)	(0.07)
Net Asset Value, End of Period	$7.82	$8.92	$16.05		$16.41	$13.60	$12.83
Total Return (a)	(11.48)%	(37.91)%	14.21	%(b)	20.80%	6.64%	13.32%
Ratios/Supplemental Data:
Net Assets at end of period (000)	$2,017	$2,190	$4,204		$4,465	$5,036	$7,267
Ratio of expenses to average net assets (c)	1.60%	1.60%	1.60%		1.59%	1.60%	1.50%
Ratio of net investment income to average net assets (c)	1.98%	0.93%	0.40%		0.12%	0.64%	0.54%
Ratio of expenses to average net assets (c) (d)	1.96%	1.81%	1.75%		1.77%	1.78%	1.90%
Ratio of net investment income to average net assets (c) (d)	1.62%	0.72%	0.24%		(0.06)%	0.46%	0.14%
Portfolio turnover (e)	52%	140%	104%		104%	110%	86%

(a)  Not annualized for periods less than one year.

(b)  During the year ended October 31, 2007, Victory Capital Management ("VCM") paid the Fund monies pursuant to an agreement reached among the Fund, BISYS (effective August 1, 2007, BISYS' parent company, BISYS Group Inc., was acquired by Citibank N.A.) and VCM relating to certain expenditures that, among other things, supported distribution of Fund shares. Had this payment not been made, the total return would have been 0.07% lower.

(c)  Annualized for periods less than one year.

(d)  During the period, certain fees were reduced and/or reimbursed. If such fee reductions and/or reimbursements had not occurred, the ratios would have been as indicated.

(e)  Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

See notes to financial statements.

The Victory Portfolios  Financial Highlights — continued

(For a Share Outstanding Throughout Each Period)

	Value Fund
	Class I Shares
	Six Months Ended April 30, 2009	Year Ended October 31, 2008	Period Ended October 31, 2007(a)
	(Unaudited)
Net Asset Value, Beginning of Period	$8.93	$16.07	$15.32
Investment Activities:
Net investment income	0.10	0.20	0.02
Net realized and unrealized gains (losses) on investments	(1.11)	(5.66)	0.79
Total from Investment Activities	(1.01)	(5.46)	0.81
Distributions:
Net investment income	(0.10)	(0.20)	(0.06)
Net realized gains from investments	—	(1.48)	—
Total Distributions	(0.10)	(1.68)	(0.06)
Net Asset Value, End of Period	$7.82	$8.93	$16.07
Total Return (b)	(11.28)%	(37.48)%	5.31%
Ratios/Supplemental Data:
Net Assets at end of period (000)	$85,296	$99,552	$178,599
Ratio of expenses to average net assets (c)	0.93%	0.93%	0.91%
Ratio of net investment income to average net assets (c)	2.66%	1.59%	0.90%
Ratio of expenses to average net assets (c) (d)	0.96%	0.93%	0.91%
Ratio of net investment income to average net assets (c) (d)	2.63%	1.59%	0.90%
Portfolio turnover rate (e)	52%	140%	104%

(a)  Class I Shares commenced operations on August 31, 2007.

(b)  Not annualized for periods less than one year.

(c)  Annualized for periods less than one year.

(d)  During the period, certain fees were reduced and/or reimbursed. If such fee reductions and/or reimbursements had not occurred, the ratios would have been as indicated.

(e)  Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

See notes to financial statements.

The Victory Portfolios  Financial Highlights

For a Share Outstanding Throughout Each Period

	Stock Index Fund
	Class A Shares
	Six Months Ended April 30, 2009	Year Ended October 31, 2008	Year Ended October 31, 2007		Year Ended October 31, 2006	Year Ended October 31, 2005	Year Ended October 31, 2004
	(Unaudited)
Net Asset Value, Beginning of Period	$14.43	$23.08	$20.47		$17.85	$16.78	$15.59
Investment Activities:
Net investment income	0.14	0.30	0.31		0.25	0.27	0.16
Net realized and unrealized gains (losses) on investments	(1.35)	(8.65)	2.63		2.62	1.07	1.19
Total from Investment Activities	(1.21)	(8.35)	2.94		2.87	1.34	1.35
Distributions:
Net investment income	(0.14)	(0.30)	(0.33)		(0.25)	(0.27)	(0.16)
Total Distributions	(0.14)	(0.30)	(0.33)		(0.25)	(0.27)	(0.16)
Net Asset Value, End of Period	$13.08	$14.43	$23.08		$20.47	$17.85	$16.78
Total Return (excludes sales charge) (a)	(8.36)%	(36.53)%	14.46	%(b)	16.17%	7.98%	8.69%
Ratios/Supplemental Data:
Net Assets at end of period (000)	$21,837	$27,759	$50,880		$60,631	$73,971	$88,330
Ratio of expenses to average net assets (c)	0.70%	0.70%	0.66%		0.70%	0.70%	0.69%
Ratio of net investment income to average net assets (c)	2.09%	1.51%	1.43%		1.29%	1.48%	0.96%
Ratio of expenses to average net assets (c) (d)	0.84%	0.74%	0.66%		0.85%	0.85%	0.86%
Ratio of net investment income to average net assets (c) (d)	1.95%	1.47%	1.43%		1.14%	1.33%	0.79%
Portfolio turnover (e)	9%	4%	12%		5%	8%	3%

(a)  Not annualized for periods less than one year.

(b)  During the year ended October 31, 2007, Victory Capital Management ("VCM") paid the Fund monies pursuant to an agreement reached among the Fund, BISYS (effective August 1, 2007, BISYS' parent company, BISYS Group Inc., was acquired by Citibank N.A.) and VCM relating to certain expenditures that, among other things, supported distribution of Fund shares. Had this payment not been made, the total return would have been 0.07% lower.

(c)  Annualized for periods less than one year.

(d)  During the period, certain fees were reduced and/or reimbursed. If such fee reductions and/or reimbursements had not occurred, the ratios would have been as indicated.

(e)  Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

See notes to financial statements.

The Victory Portfolios  Financial Highlights — continued

For a Share Outstanding Throughout Each Period

	Stock Index Fund
	Class R Shares
	Six Months Ended April 30, 2009	Year Ended October 31, 2008	Year Ended October 31, 2007		Year Ended October 31, 2006	Year Ended October 31, 2005	Year Ended October 31, 2004
	(Unaudited)
Net Asset Value, Beginning of Period	$14.42	$23.06	$20.45		$17.83	$16.77	$15.57
Investment Activities:
Net investment income	0.11	0.26	0.28		0.21	0.22	0.11
Net realized and unrealized gains (losses) on investments	(1.35)	(8.64)	2.62		2.62	1.07	1.21
Total from Investment Activities	(1.24)	(8.38)	2.90		2.83	1.29	1.32
Distributions:
Net investment income	(0.12)	(0.26)	(0.29)		(0.21)	(0.23)	(0.12)
Total Distributions	(0.12)	(0.26)	(0.29)		(0.21)	(0.23)	(0.12)
Net Asset Value, End of Period	$13.06	$14.42	$23.06		$20.45	$17.83	$16.77
Total Return (a)	(8.52)%	(36.65)%	14.28	%(b)	15.96%	7.71%	8.50%
Ratios/Supplemental Data:
Net Assets at end of period (000)	$10,821	$12,832	$20,658		$20,230	$17,456	$18,282
Ratio of expenses to average net assets (c)	0.90%	0.90%	0.81%		0.89%	0.90%	0.94%
Ratio of net investment income to average net assets (c)	1.88%	1.31%	1.27%		1.08%	1.23%	0.70%
Ratio of expenses to average net assets (c) (d)	1.07%	0.93%	0.81%		1.10%	1.17%	1.38%
Ratio of net investment income to average net assets (c) (d)	1.71%	1.28%	1.27%		0.87%	0.96%	0.26%
Portfolio turnover (e)	9%	4%	12%		5%	8%	3%

(a)  Not annualized for periods less than one year.

(b)  During the year ended October 31, 2007, Victory Capital Management ("VCM") paid the Fund monies pursuant to an agreement reached among the Fund, BISYS (effective August 1, 2007, BISYS' parent company, BISYS Group Inc., was acquired by Citibank N.A.) and VCM relating to certain expenditures that, among other things, supported distribution of Fund shares. Had this payment not been made, the total return would have been 0.07% lower.

(c)  Annualized for periods less than one year.

(d)  During the period, certain fees were reduced and/or reimbursed. If such fee reductions and/or reimbursements had not occurred, the ratios would have been as indicated.

(e)  Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

See notes to financial statements.

The Victory Portfolios  Financial Highlights

For a Share Outstanding Throughout Each Period

	Established Value Fund
	Class A Shares
	Six Months Ended April 30, 2009	Year Ended October 31, 2008	Year Ended October 31, 2007		Year Ended October 31, 2006	Year Ended October 31, 2005	Year Ended October 31, 2004
	(Unaudited)
Net Asset Value, Beginning of Period	$17.90	$29.70	$30.50		$29.31	$27.91	$26.67
Investment Activities:
Net investment income	0.11	0.12	0.09		0.14	0.04	0.09
Net realized and unrealized gains (losses) on investments	0.17	(8.61)	4.41		4.24	4.32	3.40
Total from Investment Activities	0.28	(8.49)	4.50		4.38	4.36	3.49
Distributions:
Net investment income	(0.11)	(0.12)	(0.10)		(0.17)	(0.05)	(0.05)
Net realized gains from investments	—	(3.19)	(5.20)		(3.02)	(2.91)	(2.20)
Total Distributions	(0.11)	(3.31)	(5.30)		(3.19)	(2.96)	(2.25)
Net Asset Value, End of Period	$18.07	$17.90	$29.70		$30.50	$29.31	$27.91
Total Return (excludes sales charge) (a)	1.63%	(31.79)%	17.34	%(b)	16.49%	16.92%	14.17%
Ratios/Supplemental Data:
Net Assets at end of period (000)	$77,225	$56,715	$12,129		$11,146	$7,112	$23,505
Ratio of expenses to average net assets (c)	1.19%	1.12%	1.13%		1.23%	1.21%	1.11%
Ratio of net investment income to average net assets (c)	1.36%	0.57%	0.33%		0.49%	0.36%	0.33%
Ratio of expenses to average net assets (c) (d)	1.19%	1.12%	1.13%		1.23%	1.27%	1.13%
Ratio of net investment income to average net assets (c) (d)	1.36%	0.57%	0.33%		0.49%	0.30%	0.31%
Portfolio turnover (e)	29%	75%	35%		49%	22%	45%

(a)  Not annualized for periods less than one year.

(b)  During the year ended October 31, 2007, Victory Capital Management ("VCM") paid the Fund monies pursuant to an agreement reached among the Fund, BISYS (effective August 1, 2007, BISYS' parent company, BISYS Group Inc., was acquired by Citibank N.A.) and VCM relating to certain expenditures that, among other things, supported distribution of Fund shares. Had this payment not been made, the total return would have been 0.07% lower.

(c)  Annualized for periods less than one year.

(d)  During the period, certain fees were reduced and/or reimbursed. If such fee reductions and/or reimbursements had not occurred, the ratios would have been as indicated.

(e)  Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

See notes to financial statements.

The Victory Portfolios  Financial Highlights — continued

For a Share Outstanding Throughout Each Period

	Established Value Fund
	Class R Shares
	Six Months Ended April 30, 2009	Year Ended October 31, 2008	Year Ended October 31, 2007		Year Ended October 31, 2006	Year Ended October 31, 2005	Year Ended October 31, 2004
	(Unaudited)
Net Asset Value, Beginning of Period	$17.77	$29.49	$30.33		$29.15	$27.80	$26.61
Investment Activities:
Net investment income	0.10	0.08	0.05		0.12	0.02	0.02
Net realized and unrealized gains (losses) on investments	0.16	(8.54)	4.38		4.21	4.27	3.41
Total from Investment Activities	0.26	(8.46)	4.43		4.33	4.29	3.43
Distributions:
Net investment income	(0.09)	(0.07)	(0.07)		(0.13)	(0.03)	(0.04)
Net realized gains from investments	—	(3.19)	(5.20)		(3.02)	(2.91)	(2.20)
Total Distributions	(0.09)	(3.26)	(5.27)		(3.15)	(2.94)	(2.24)
Net Asset Value, End of Period	$17.94	$17.77	$29.49		$30.33	$29.15	$27.80
Total Return (a)	1.51%	(31.90)%	17.17	%(b)	16.41%	16.70%	13.93%
Ratios/Supplemental Data:
Net Assets at end of period (000)	$161,821	$165,310	$279,117		$278,132	$280,125	$290,445
Ratio of expenses to average net assets (c)	1.36%	1.29%	1.27%		1.32%	1.36%	1.34%
Ratio of net investment income to average net assets (c)	1.19%	0.33%	0.19%		0.43%	0.09%	0.10%
Ratio of expenses to average net assets (c) (d)	1.36%	1.29%	1.27%		1.32%	1.40%	1.37%
Ratio of net investment income to average net assets (c) (d)	1.19%	0.33%	0.19%		0.43%	0.05%	0.07%
Portfolio turnover (e)	29%	75%	35%		49%	22%	45%

(a)  Not annualized for periods less than one year.

(b)  During the year ended October 31, 2007, Victory Capital Management ("VCM") paid the Fund monies pursuant to an agreement reached among the Fund, BISYS (effective August 1, 2007, BISYS' parent company, BISYS Group Inc., was acquired by Citibank N.A.) and VCM relating to certain expenditures that, among other things, supported distribution of Fund shares. Had this payment not been made, the total return would have been 0.07% lower.

(c)  Annualized for periods less than one year.

(d)  During the period, certain fees were reduced and/or reimbursed. If such fee reductions and/or reimbursements had not occurred, the ratios would have been as indicated.

(e)  Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

See notes to financial statements.

The Victory Portfolios  Schedule of Portfolio Investments
Special Value Fund  April 30, 2009

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Shares or Principal Amount	Value
Commercial Paper (4.8%)
Toyota Motor Credit Corp., 0.18% (a), 5/1/09	$44,138	$44,138
Total Commercial Paper (Amortized Cost $44,138)		44,138
Common Stocks (95.4%)
Aerospace/Defense (1.2%):
Hexcel Corp. (b) (c)	1,184,469	11,359
Agricultural Operations (1.0%):
Archer-Daniels-Midland Co.	385,323	9,487
Automotive Parts (2.8%):
BorgWarner, Inc. (c)	518,275	15,004
Genuine Parts Co. (c)	301,015	10,222
		25,226
Banks (2.1%):
City National Corp. (c)	140,390	5,138
Comerica, Inc. (c)	668,200	14,019
		19,157
Beverages (1.5%):
Pepsi Bottling Group, Inc.	454,060	14,198
Brokerage Services (2.5%):
Lazard Ltd., Class A	403,285	11,010
Waters Corp. (b)	260,730	11,516
		22,526
Casinos & Gaming (0.9%):
Melco Crown Entertainment Ltd., ADR (b)	1,865,580	8,488
Chemicals (1.5%):
PPG Industries, Inc.	305,800	13,470
Commercial Services (2.1%):
Cintas Corp.	740,325	18,997
Consulting Services (1.4%):
Watson Wyatt Worldwide, Inc., Class A	240,783	12,774
Electrical Equipment (1.4%):
American Superconductor Corp. (b)	510,649	13,124
Energy — Alternative Sources (0.3%):
Covanta Holding Corp. (b)	206,444	2,913
Engineering (1.8%):
URS Corp. (b)	367,400	16,188
Financial Services (2.5%):
Affiliated Managers Group, Inc. (b)	165,765	9,424
Ameriprise Financial, Inc.	509,125	13,415
		22,839

See notes to financial statements.

The Victory Portfolios  Schedule of Portfolio Investments — continued
Special Value Fund  April 30, 2009

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Shares	Value
Food Processing & Packaging (2.6%):
H.J. Heinz Co.	317,275	$10,920
J.M. Smucker Co.	337,837	13,311
		24,231
Home Builders (1.5%):
Pulte Homes, Inc. (c)	1,178,370	13,563
Hotels & Motels (0.6%):
Starwood Hotels & Resorts Worldwide, Inc.	265,301	5,534
Insurance (2.6%):
Aspen Insurance Holdings Ltd. (c)	462,559	10,907
PartnerRe Ltd. (c)	183,750	12,530
		23,437
Internet Business Services (0.8%):
Juniper Networks, Inc. (b)	340,500	7,372
Iron/Steel (0.7%):
Commercial Metals Co.	440,630	6,557
Machine — Diversified (1.3%):
Roper Industries, Inc. (c)	269,115	12,269
Machinery — Construction & Mining (1.4%):
Astec Industries, Inc. (b) (c)	416,485	12,836
Manufacturing — Diversified (2.3%):
Tyco International Ltd.	874,650	20,782
Manufacturing — Miscellaneous (3.4%):
Harsco Corp.	247,750	6,826
IDEX Corp.	392,532	9,911
Kaydon Corp.	244,990	7,830
Trinity Industries, Inc. (c)	444,820	6,499
		31,066
Media (1.4%):
Discovery Communications, Inc., Class A (b)	682,449	12,960
Medical Services (1.0%):
Laboratory Corp. of America Holdings (b)	145,300	9,321
Medical — Information Systems (1.3%):
Cerner Corp. (b)	217,130	11,682
Mining (1.5%):
Agnico-Eagle Mines Ltd. (c)	159,075	7,017
Cliffs Natural Resources, Inc.	273,395	6,304
		13,321
Oil & Gas Exploration — Production & Services (5.3%):
Noble Energy, Inc.	248,425	14,098
Plains Exploration & Production Co. (b)	264,100	4,984
Range Resources Corp. (c)	386,587	15,452
Ultra Petroleum Corp. (b)	331,010	14,167
		48,701

See notes to financial statements.

The Victory Portfolios  Schedule of Portfolio Investments — continued
Special Value Fund  April 30, 2009

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Shares	Value
Oilfield Services & Equipment (2.6%):
Cameron International Corp. (b)	655,380	$16,765
Noble Corp.	245,300	6,704
		23,469
Pharmaceuticals (3.6%):
AmerisourceBergen Corp.	284,611	9,574
Perrigo Co.	473,074	12,262
Pharmaceutical Product Development, Inc.	571,187	11,201
		33,037
Real Estate Investment Trusts (3.4%):
Digital Realty Trust, Inc. (c)	313,200	11,278
Essex Property Trust, Inc. (c)	116,100	7,371
HCP, Inc. (c)	557,905	12,246
		30,895
Retail — Department Stores (3.4%):
Kohl's Corp. (b)	434,040	19,684
Nordstrom, Inc. (c)	493,025	11,157
		30,841
Retail — Specialty Stores (1.5%):
Bed Bath & Beyond, Inc. (b)	440,623	13,404
Savings & Loans (2.1%):
New York Community Bancorp, Inc. (c)	1,741,249	19,693
Semiconductors (5.1%):
Cypress Semiconductor Corp. (b)	979,510	7,767
Maxim Integrated Products, Inc. (c)	916,535	12,419
Microsemi Corp. (b) (c)	1,244,305	16,699
SunPower Corp., Class B (b) (c)	393,370	9,976
		46,861
Software & Computer Services (6.4%):
Citrix Systems, Inc. (b) (c)	642,212	18,322
F5 Networks, Inc. (b) (c)	596,450	16,265
Synopsys, Inc. (b)	853,050	18,580
VMware, Inc., Class A (b) (c)	216,291	5,641
		58,808
Staffing (1.5%):
Robert Half International, Inc. (c)	582,186	13,984
Telecommunications (1.4%):
Ciena Corp. (b) (c)	1,067,680	12,759
Telecommunications — Services & Equipment (1.5%):
Harris Corp.	462,530	14,144
Toys (1.9%):
Hasbro, Inc.	640,217	17,068

See notes to financial statements.

The Victory Portfolios  Schedule of Portfolio Investments — continued
Special Value Fund  April 30, 2009

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Shares or Principal Amount	Value
Transportation Services (2.2%):
Con-way, Inc. (c)	281,308	$6,971
Kirby Corp. (b) (c)	439,655	13,568
		20,539
Utilities — Electric (4.9%):
Edison International	563,500	16,065
MDU Resources Group, Inc.	851,189	14,956
Wisconsin Energy Corp.	337,546	13,488
		44,509
Utilities — Natural Gas (1.4%):
Southern Union Co.	800,199	12,731
Utilities — Water (0.5%):
American Water Works Co., Inc.	230,711	4,153
Wire & Cable Products (1.3%):
General Cable Corp. (b) (c)	443,517	12,037
Total Common Stocks (Cost $820,898)		873,310
Investment Companies (1.5%):
iShares Russell Midcap Index Fund (c)	218,900	13,675
Total Investment Companies (Cost $12,593)		13,675
Short-Term Securities Held as Collateral for Securities Lending (20.2%)
Pool of various securities for Victory Funds — footnote 2 (Securities Lending)	$185,459	185,078
Total Short-Term Securities Held as Collateral for Securities Lending (Cost $185,459)		185,078
Total Investments (Cost $1,063,088) — 121.9%		1,116,201
Liabilities in excess of other assets — (21.9)%		(200,761)
NET ASSETS — 100.0%		$915,440

(a)  Rate represents the effective yield at purchase.

(b)  Non-income producing security.

(c)  A portion or all of the security was held on loan.

ADR — American Depositary Receipt

See notes to financial statements.

The Victory Portfolios  Schedule of Portfolio Investments
Small Company Opportunity Fund  April 30, 2009

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Shares or Principal Amount	Value
Commercial Paper (4.2%)
Toyota Motor Credit Corp., 0.18% (a), 5/1/09	$13,838	$13,838
Total Commercial Paper (Amortized Cost $13,838)		13,838
Common Stocks (95.9%)
Automotive (0.9%):
Rush Enterprises, Inc., Class A (b)	227,000	2,987
Automotive Parts (1.2%):
ATC Technology Corp. (b)	242,000	3,845
Banks (2.5%):
First Niagara Financial Group, Inc. (c)	159,000	2,153
Independent Bank Corp. (c)	153,000	3,054
Prosperity Bancshares, Inc. (c)	111,000	3,082
		8,289
Brokerage Services (0.5%):
Lazard Ltd., Class A	61,027	1,666
Building Materials (2.0%):
ABM Industries, Inc. (c)	171,300	3,001
Sterling Constructioin Co., Inc. (b)	74,000	1,389
Texas Industries, Inc. (c)	63,000	2,015
		6,405
Chemicals (3.2%):
A. Schulman, Inc. (c)	229,176	3,596
Olin Corp. (c)	262,000	3,301
Sensient Technologies Corp.	161,000	3,764
		10,661
Commercial Services (5.9%):
Checkpoint Systems, Inc. (b)	175,000	2,126
Choice Hotels International, Inc. (c)	89,000	2,664
Comfort Systems USA, Inc.	221,000	2,385
Diebold, Inc.	124,000	3,277
Hillenbrand, Inc.	92,000	1,673
Sanderson Farms, Inc. (c)	52,000	2,075
Steiner Leisure Ltd. (b) (c)	118,000	3,733
Universal Corp. (c)	47,000	1,417
		19,350
Computers & Peripherals (4.5%):
CACI International, Inc., Class A (b)	90,000	3,559
Electronics for Imaging, Inc. (b) (c)	363,000	3,565
Manhattan Associates, Inc. (b)	207,000	3,440
NETGEAR, Inc. (b)	267,000	4,275
		14,839
E-Commerce & Services (0.5%):
Monster Worldwide, Inc. (b)	130,000	1,794

See notes to financial statements.

The Victory Portfolios  Schedule of Portfolio Investments — continued
Small Company Opportunity Fund  April 30, 2009

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Shares	Value
Electrical Components & Equipment (2.9%):
Gentex Corp.	194,000	$2,594
GrafTech International Ltd. (b)	407,000	3,577
Littelfuse, Inc. (b)	194,000	3,180
		9,351
Electrical Equipment (0.8%):
Regal-Beloit Corp. (c)	63,000	2,560
Electronics (4.6%):
Advanced Energy Industries, Inc. (b) (c)	428,000	3,608
Analogic Corp.	58,500	2,130
Benchmark Electronics, Inc. (b)	327,000	3,967
Hubbell, Inc., Class B	83,590	2,775
Orbotech Ltd. (b)	513,000	2,616
		15,096
Financial Services (1.5%):
Knight Capital Group, Inc., Class A (b) (c)	139,000	2,153
Piper Jaffray Cos., Inc. (b) (c)	78,000	2,704
		4,857
Food Processing & Packaging (1.0%):
Corn Products International, Inc.	137,000	3,274
Health Care (1.8%):
Chemed Corp. (c)	54,000	2,286
Hill-Rom Holdings, Inc. (c)	278,000	3,608
		5,894
Insurance (7.8%):
American Financial Group, Inc.	149,000	2,619
Arthur J. Gallagher & Co.	124,000	2,788
Hanover Insurance Group, Inc.	82,000	2,458
Max Re Capital Ltd. (c)	239,000	3,955
Platinum Underwriters Holdings Ltd.	108,000	3,107
Safety Insurance Group, Inc. (c)	97,000	3,206
StanCorp Financial Group, Inc.	88,000	2,414
Stewart Information Services Corp.	106,000	2,397
Zenith National Insurance Corp.	120,000	2,735
		25,679
Internet (0.8%):
EarthLink, Inc. (b) (c)	353,000	2,676
Machine — Diversified (4.6%):
Graco, Inc.	106,000	2,501
Kadant, Inc. (b)	232,000	2,863
Kennametal, Inc.	223,000	4,560
Nordson Corp. (c)	72,000	2,612
Robbins & Myers, Inc.	137,000	2,596
		15,132

See notes to financial statements.

The Victory Portfolios  Schedule of Portfolio Investments — continued
Small Company Opportunity Fund  April 30, 2009

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Shares	Value
Machinery — Construction & Mining (1.9%):
Astec Industries, Inc. (b) (c)	117,000	$3,606
Layne Christensen Co. (b) (c)	126,000	2,729
		6,335
Manufacturing — Diversified (4.1%):
A.O. Smith Corp. (c)	144,000	4,477
American Woodmark Corp. (c)	92,000	1,905
Elizabeth Arden, Inc. (b)	117,000	1,013
Lincoln Electric Holdings, Inc.	74,000	3,295
Varian, Inc. (b)	83,000	2,741
		13,431
Manufacturing — Miscellaneous (1.4%):
AptarGroup, Inc.	92,500	2,870
Portec Rail Products, Inc.	221,000	1,768
		4,638
Medical Equipment & Supplies (0.6%):
STERIS Corp.	75,000	1,808
Metal Fabrication (1.1%):
Mueller Industries, Inc.	170,000	3,735
Oil & Gas Exploration — Production & Services (4.2%):
Cimarex Energy Co. (c)	151,000	4,062
Mariner Energy, Inc. (b)	295,000	3,357
St. Mary Land & Exploration Co. (c)	228,606	4,085
Whiting Petroleum Corp. (b)	73,000	2,392
		13,896
Oil Marketing & Refining (0.7%):
Holly Corp.	115,000	2,411
Oilfield Services & Equipment (3.6%):
Cal Dive International, Inc. (b) (c)	517,000	4,095
Lufkin Industries, Inc. (c)	81,000	2,827
RPC, Inc. (c)	202,000	2,161
Superior Energy Services, Inc. (b)	145,000	2,786
		11,869
Pharmaceuticals (0.6%):
West Pharmaceutical Services, Inc. (c)	57,000	1,861
Real Estate Investment Trusts (3.1%):
Healthcare Realty Trust, Inc. (c)	144,000	2,418
LaSalle Hotel Properties (c)	207,000	2,476
LTC Properties, Inc.	114,000	2,053
Washington Real Estate Investment Trust (c)	146,000	3,114
		10,061
Restaurants (1.0%):
Bob Evans Farms, Inc. (c)	132,000	3,201

See notes to financial statements.

The Victory Portfolios  Schedule of Portfolio Investments — continued
Small Company Opportunity Fund  April 30, 2009

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Shares	Value
Retail — Apparel/Shoe (1.9%):
Brown Shoe Co., Inc. (c)	481,000	$3,093
Maidenform Brands, Inc. (b) (c)	251,000	3,200
		6,293
Retail — Department Stores (0.4%):
Stage Stores, Inc.	100,000	1,225
Retail — Discount (1.0%):
BJ's Wholesale Club, Inc. (b)	100,000	3,334
Retail — Specialty Stores (0.8%):
Cato Corp., Class A	129,000	2,479
Schools & Educational Services (1.2%):
Universal Technical Institute, Inc. (b) (c)	287,000	4,087
Semiconductors (5.6%):
ATMI, Inc. (b)	212,000	3,347
Fairchild Semiconductor International, Inc. (b)	783,071	4,824
MKS Instruments, Inc. (b) (c)	231,500	3,623
Sigma Designs, Inc. (b) (c)	257,000	3,320
Standard Microsystems Corp. (b)	203,000	3,220
		18,334
Software & Computer Services (3.1%):
Jack Henry & Associates, Inc. (c)	175,000	3,154
MicroStrategy, Inc., Class A (b)	88,000	3,424
SRA International, Inc., Class A (b) (c)	242,000	3,724
		10,302
Staffing (4.4%):
Adminstaff, Inc. (c)	131,000	3,492
AMN Healthcare Services, Inc. (b)	473,000	3,259
Heidrick & Struggles International, Inc. (c)	162,000	2,738
Korn/Ferry International (b) (c)	248,000	2,626
MPS Group, Inc. (b)	294,000	2,364
		14,479
Transportation Services (3.6%):
Arkansas Best Corp. (c)	172,000	3,970
Celadon Group, Inc. (b) (c)	321,965	2,202
Genesee & Wyoming, Inc., Class A (b) (c)	92,000	2,760
Old Dominion Freight Line, Inc. (b) (c)	108,000	3,040
		11,972
Utilities — Electric (2.5%):
ALLETE, Inc. (c)	109,000	2,839
Black Hills Corp. (c)	100,000	1,988
Portland General Electric Co.	179,000	3,270
		8,097

See notes to financial statements.

The Victory Portfolios  Schedule of Portfolio Investments — continued
Small Company Opportunity Fund  April 30, 2009

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Shares or Principal Amount	Value
Utilities — Natural Gas (2.1%):
Energen Corp.	99,000	$3,576
WGL Holdings, Inc.	102,000	3,176
		6,752
Total Common Stocks (Cost $357,484)		314,955
Short-Term Securities Held as Collateral for Securities Lending (26.3%)
Pool of various securities for Victory Funds — footnote 2 (Securities Lending)	$86,489	86,311
Total Short-Term Securities Held as Collateral for Securities Lending (Cost $86,489)		86,311
Total Investments (Cost $457,811) — 126.4%		415,104
Liabilities in excess of other assets — (26.4)%		(86,812)
NET ASSETS — 100.0%		$328,292

(a)  Rate represents the effective yield at purchase.

(b)  Non-income producing security.

(c)  A portion or all of the security was held on loan.

See notes to financial statements.

The Victory Portfolios  Schedule of Portfolio Investments
Large Cap Growth Fund  April 30, 2009

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Shares or Principal Amount	Value
Commercial Paper (7.9%)
Toyota Motor Credit Corp., 0.18% (a), 5/1/09	$3,604	$3,604
Total Commercial Paper (Amortized Cost $3,604)		3,604
Common Stocks (94.0%)
Apparel & Footwear (2.2%):
Coach, Inc. (b)	40,000	980
Banks (1.1%):
JPMorgan Chase & Co.	15,000	495
Biotechnology (6.0%):
Gilead Sciences, Inc. (b)	48,000	2,199
Myriad Genetics, Inc. (b)	13,000	504
		2,703
Brokerage Services (3.2%):
Charles Schwab Corp.	78,000	1,441
Chemicals (7.5%):
Monsanto Co.	25,000	2,122
Potash Corp. of Saskatchewan, Inc.	15,000	1,298
		3,420
Computers & Peripherals (5.5%):
Apple Computer, Inc. (b)	20,000	2,517
E-Commerce & Services (5.0%):
Amazon.com, Inc. (b)	22,000	1,771
Priceline.com, Inc. (b)	5,000	486
		2,257
Energy — Alternative Sources (0.4%):
SunPower Corp., Class A (b)	6,000	164
Financial Services (9.1%):
CME Group, Inc.	4,050	896
Goldman Sachs Group, Inc.	9,400	1,208
Mastercard, Inc., Class A	11,000	2,018
		4,122
Internet Business Services (8.1%):
Athenahealth Inc. (b)	30,000	954
Google, Inc., Class A (b)	5,000	1,980
Juniper Networks, Inc. (b)	35,000	758
		3,692
Medical Supplies (2.8%):
Intuitive Surgical, Inc. (b)	9,000	1,294
Oilfield Services & Equipment (3.2%):
Schlumberger Ltd.	30,000	1,470

See notes to financial statements.

The Victory Portfolios  Schedule of Portfolio Investments — continued
Large Cap Growth Fund  April 30, 2009

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Shares	Value
Pharmaceuticals (10.6%):
Allergan, Inc.	23,000	$1,073
Celgene Corp. (b)	42,000	1,794
Johnson & Johnson	8,000	419
Teva Pharmaceutical Industries Ltd., Sponsored ADR	35,000	1,536
		4,822
Railroads (2.7%):
Union Pacific Corp.	25,000	1,228
Retail (3.2%):
Target Corp.	35,000	1,444
Retail — Drug Stores (4.5%):
CVS Caremark Corp.	65,000	2,066
Retail — Specialty Stores (3.1%):
Lowe's Cos., Inc.	65,000	1,397
Schools & Educational Services (2.8%):
Apollo Group, Inc. (b)	20,000	1,259
Software & Computer Services (6.4%):
Activision Blizzard, Inc. (b)	110,000	1,185
Cognizant Technology Solutions Corp., Class A (b)	69,000	1,710
		2,895
Telecommunications — Services & Equipment (3.9%):
QUALCOMM, Inc.	42,000	1,777
Transportation Services (2.7%):
Expeditors International of Washington, Inc.	35,000	1,215
Total Common Stocks (Cost $36,665)		42,658
Total Investments (Cost $40,269) — 101.9%		46,262
Liabilities in excess of other assets — (1.9)%		(858)
NET ASSETS — 100.0%		$45,404

(a)  Rate represents the effective yield at purchase.

(b)  Non-income producing security.

ADR — American Depositary Receipt

See notes to financial statements.

Statements of Assets and Liabilities

The Victory Portfolios   April 30, 2009

(Amounts in Thousands, Except Per Share Amounts)  (Unaudited)

	Special Value Fund	Small Company Opportunity Fund	Large Cap Growth Fund
ASSETS:
Investments, at value (Cost $1,063,088, $457,811 and $40,269) (a)	$1,116,201	$415,104	$46,262
Cash	50	50	3
Interest and dividends receivable	442	303	16
Receivable for capital shares issued	1,385	653	22
Receivable for investments sold	13,988	7,238	520
Receivable from Adviser	8	—	3
Prepaid expenses	56	30	25
Total Assets	1,132,130	423,378	46,851
LIABILITIES:
Payable for investments purchased	28,819	7,672	1,383
Payable for capital shares redeemed	1,368	518	23
Payable for return of collateral received	185,459	86,489	—
Accrued expenses and other payables:
Investment advisory fees	494	216	26
Administration fees	66	23	3
Custodian fees	8	8	1
Transfer agent fees	189	76	1
Trustee fees	2	1	— (b)
Shareholder servicing fees	121	30	8
12b-1 fees	74	32	1
Other accrued expenses	90	21	1
Total Liabilities	216,690	95,086	1,447
NET ASSETS:
Capital	1,482,529	461,796	44,429
Accumulated undistributed net investment income (loss)	105	148	(81)
Accumulated net realized losses from investments	(620,307)	(90,945)	(4,937)
Net unrealized appreciation (depreciation) on investments	53,113	(42,707)	5,993
Net Assets	$915,440	$328,292	$45,404
Net Assets
Class A Shares	$617,709	$159,721	$43,097
Class C Shares	36,342	—	1,677
Class R Shares	116,840	82,293	630
Class I Shares	144,549	86,278	—
Total	$915,440	$328,292	$45,404
Shares (unlimited number of shares authorized with a par value of $0.001 per share)
Class A Shares	58,708	8,542	4,392
Class C Shares	3,607	—	178
Class R Shares	11,363	4,533	65
Class I Shares	13,734	4,611	—
Total	87,412	17,686	4,635
Net asset value, offering (except Class A Shares) and redemption price per share: (c)
Class A Shares	$10.52	$18.70	$9.81
Class C Shares (d)	$10.08	—	$9.42
Class R Shares	$10.28	$18.15	$9.68
Class I Shares	$10.52	$18.71	—
Maximum sales charge — Class A Shares	5.75%	5.75%	5.75%
Maximum offering price (100%/(100%-maximum sales charge) of net asset value adjusted to the nearest cent) per share — Class A Shares	$11.16	$19.84	$10.41

(a)  Special Value Fund and Small Company Opportunity Fund include securities on loan of $176,823 and $82,582, respectively.

(b)  Rounds to less than $1,000.

(c)  Per share amount may not recalculate due to rounding of net assets and/or shares outstanding.

(d)  Redemption price per share varies by the length of time shares are held.

See notes to financial statements.

Statements of Operations

The Victory Portfolios  For the Six Months Ended April 30, 2009

(Amounts in Thousands)  (Unaudited)

	Special Value Fund	Small Company Opportunity Fund	Large Cap Growth Fund
Investment Income:
Interest income	$48	$17	$3
Dividend income	8,346	3,232	126
Income from securities lending, net	—	6	—
Total Income	8,394	3,255	129
Expenses:
Investment advisory fees	2,895	1,266	121
Administration fees	400	143	16
Shareholder servicing fees — Class A Shares	728	178	38
12b-1 fees — Class C Shares	172	—	6
12b-1 fees — Class R Shares	243	177	1
Custodian fees	70	38	5
Transfer agent fees	76	27	3
Transfer agent fees — Class A Shares	369	247	2
Transfer agent fees — Class C Shares	67	—	1
Transfer agent fees — Class R Shares	152	42	1
Transfer agent fees — Class I Shares	4	3	—
Trustees' fees	42	15	1
Legal and audit fees	54	20	2
State registration and filing fees	38	22	17
Other expenses	154	53	5
Total Expenses	5,464	2,231	219
Expenses waived/reimbursed by Adviser	(24)	—	(9)
Net Expenses	5,440	2,231	210
Net Investment Income (loss)	2,954	1,024	(81)
Realized/Unrealized Gains (Losses) from Investment Transactions:
Net realized losses from investment transactions	(343,191)	(71,567)	(2,619)
Change in unrealized appreciation/depreciation on investments	310,592	49,228	6,937
Net realized/unrealized gains (losses) from investment transactions	(32,599)	(22,339)	4,318
Change in net assets resulting from operations	$(29,645)	$(21,315)	$4,237

See notes to financial statements.

The Victory Portfolios  Statements of Changes in Net Assets

(Amounts in Thousands)

	Special Value Fund		Small Company Opportunity Fund		Large Cap Growth Fund
	Six Months Ended April 30, 2009	Year Ended October 31, 2008	Six Months Ended April 30, 2009	Year Ended October 31, 2008	Six Months Ended April 30, 2009	Year Ended October 31, 2008
	(Unaudited)		(Unaudited)		(Unaudited)
From Investment Activities:
Operations:
Net investment income (loss)	$2,954	$2,299	$1,024	$563	$(81)	$(72)
Net realized loss from investment transactions	(343,191)	(259,962)	(71,567)	(18,439)	(2,619)	(2,187)
Net change in unrealized appreciation/depreciation on investments	310,592	(385,843)	49,228	(109,008)	6,937	(3,019)
Change in net assets resulting from operations	(29,645)	(643,506)	(21,315)	(126,884)	4,237	(5,278)
Distributions to Shareholders:
From net investment income:
Class A Shares	(1,997)	(1,548)	(364)	(115)	—	—
Class C Shares	—	(1)	—	—	—	—
Class R Shares	(117)	(84)	(193)	—	—	—
Class I Shares	(670)	(731)	(517)	(285)	—	—
From net realized gains:
Class A Shares	—	(42,067)	—	(8,318)	—	—
Class C Shares	—	(2,606)	—	—	—	—
Class R Shares	—	(6,275)	—	(6,098)	—	—
Class I Shares	—	(7,163)	—	(2,716)	—	—
Change in net assets resulting from distributions to shareholders	(2,784)	(60,475)	(1,074)	(17,532)	—	—
Change in net assets from capital transactions	17,869	514,134	12,362	163,815	31,170	8,524
Change in net assets	(14,560)	(189,847)	(10,027)	19,399	35,407	3,246
Net Assets:
Beginning of period	930,000	1,119,847	338,319	318,920	9,997	6,751
End of period	$915,440	$930,000	$328,292	$338,319	$45,404	$9,997
Accumulated undistributed net investment income (loss)	$105	$(65)	$148	$198	$(81)	$—

See notes to financial statements.

The Victory Portfolios  Statements of Changes in Net Assets

(Amounts in Thousands)

	Special Value Fund		Small Company Opportunity Fund		Large Cap Growth Fund
	Six Months Ended April 30, 2009	Year Ended October 31, 2008	Six Months Ended April 30, 2009	Year Ended October 31, 2008	Six Months Ended April 30, 2009	Year Ended October 31, 2008
	(Unaudited)		(Unaudited)		(Unaudited)
Capital Transactions:
Class A Shares
Proceeds from shares issued	$166,902	$624,916	$47,685	$181,533	$35,673	$10,624
Dividends reinvested	1,556	36,458	251	5,821	—	—
Cost of shares redeemed	(188,804)	(298,323)	(46,213)	(98,544)	(4,936)	(3,257)
Total Class A Shares	$(20,346)	$363,051	$1,723	$88,810	$30,737	$7,367
Class C Shares
Proceeds from shares issued	$6,386	$34,737	—	—	$609	$1,448
Dividends reinvested	—	1,356	—	—	—	—
Cost of shares redeemed	(8,186)	(13,579)	—	—	(130)	(771)
Total Class C Shares	$(1,800)	$22,514	—	—	$479	$677
Class R Shares
Proceeds from shares issued	$35,830	$99,403	$14,746	$25,603	$64	$560
Dividends reinvested	92	5,191	168	5,437	—	—
Cost of shares redeemed	(17,766)	(46,388)	(9,880)	(26,580)	(110)	(80)
Total Class R Shares	$18,156	$58,206	$5,034	$4,460	$(46)	$480
Class I Shares
Proceeds from shares issued	$30,141	$102,530	$36,923	$90,068	—	—
Dividends reinvested	640	7,882	418	2,940	—	—
Cost of shares redeemed	(8,922)	(40,049)	(31,736)	(22,463)	—	—
Total Class I Shares	$21,859	$70,363	$5,605	$70,545	—	—
Change in net assets from capital transactions	$17,869	$514,134	$12,362	$163,815	$31,170	$8,524
Share Transactions:
Class A Shares:
Issued	17,234	38,508	2,824	7,169	4,151	764
Reinvested	161	2,009	15	220	—	—
Redeemed	(20,540)	(18,714)	(2,740)	(4,124)	(575)	(238)
Total Class A Shares	(3,145)	21,803	99	3,265	3,576	526
Class C Shares
Issued	686	2,140	—	—	71	100
Reinvested	—	77	—	—	—	—
Redeemed	(905)	(897)	—	—	(16)	(57)
Total Class C Shares	(219)	1,320	—	—	55	43
Class R Shares
Issued	3,800	6,216	904	1,064	7	43
Reinvested	10	292	10	212	—	—
Redeemed	(1,937)	(2,984)	(617)	(1,101)	(13)	(6)
Total Class R Shares	1,873	3,524	297	175	(6)	37
Class I Shares
Issued	3,189	6,496	2,132	3,546	—	—
Reinvested	66	436	25	112	—	—
Redeemed	(980)	(2,560)	(2,108)	(928)	—	—
Total Class I Shares	2,275	4,372	49	2,730	—	—
Change in shares	784	31,019	445	6,170	3,625	606

See notes to financial statements.

The Victory Portfolios  Financial Highlights

For a Share Outstanding Throughout Each Period

	Special Value Fund
	Class A Shares
	Six Months Ended April 30, 2009	Year Ended October 31, 2008	Year Ended October 31, 2007		Year Ended October 31, 2006	Year Ended October 31, 2005	Year Ended October 31, 2004
	(Unaudited)
Net Asset Value, Beginning of Period	$10.78	$20.21	$17.19		$16.24	$13.15	$14.12
Investment Activities:
Net investment income	0.03	0.04	0.06		0.05	— (a)	0.03
Net realized and unrealized gains (losses) on investments	(0.26)	(8.42)	3.90		2.53	3.16	2.05
Total from Investment Activities	(0.23)	(8.38)	3.96		2.58	3.16	2.08
Distributions to Shareholders:
Net investment income	(0.03)	(0.03)	(0.10)		(0.05)	(0.01)	(0.04)
From net realized gains from investments	—	(1.02)	(0.84)		(1.58)	(0.06)	(3.01)
Total Distributions	(0.03)	(1.05)	(0.94)		(1.63)	(0.07)	(3.05)
Net Asset Value, End of Period	$10.52	$10.78	$20.21		$17.19	$16.24	$13.15
Total Return (excludes sales charge) (b)	(2.08)%	(43.55)%	24.11	%(c)	17.39%	24.13%	14.89%
Ratios/Supplemental Data:
Net Assets at end of period (000)	$617,709	$666,860	$809,314		$411,341	$186,744	$104,324
Ratio of expenses to average net assets (d)	1.27%	1.17%	1.17%		1.25%	1.30%	1.27%
Ratio of net investment income to average net assets (d)	0.64%	0.25%	0.28%		0.31%	(0.06)%	0.19%
Ratio of expenses to average net assets (d) (e)	1.27%	1.17%	1.17%		1.25%	1.33%	1.27%
Ratio of net investment income to average net assets (d) (e)	0.64%	0.25%	0.28%		0.31%	(0.09)%	0.19%
Portfolio turnover (f)	101%	188%	125%		204%	196%	200%

(a)  Rounds to less than $0.001 per share.

(b)  Not annualized for periods less than one year.

(c)  During the year ended October 31, 2007, Victory Capital Management ("VCM") paid the Fund monies pursuant to an agreement reached among the Fund, BISYS (effective August 1, 2007, BISYS' parent company, BISYS Group Inc., was acquired by Citibank N.A.) and VCM relating to certain expenditures that, among other things, supported distribution of Fund shares. Had this payment not been made, the total return would have been 0.07% lower.

(d)  Annualized for periods less than one year.

(e)  During the period, certain fees were reduced and/or reimbursed. If such fee reductions and/or reimbursements had not occurred, the ratios would have been as indicated.

(f)  Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

See notes to financial statements.

The Victory Portfolios  Financial Highlights — continued

For a Share Outstanding Throughout Each Period

	Special Value Fund
	Class C Shares
	Six Months Ended April 30, 2009	Year Ended October 31, 2008	Year Ended October 31, 2007		Year Ended October 31, 2006	Year Ended October 31, 2005	Year Ended October 31, 2004
	(Unaudited)
Net Asset Value, Beginning of Period	$10.34	$19.56	$16.77		$15.95	$13.01	$14.08
Investment Activities:
Net investment loss	(0.02)	(0.10)	(0.07)		(0.06)	(0.06)	(0.08	)(a)
Net realized and unrealized gains (losses) on investments	(0.24)	(8.10)	3.74		2.46	3.06	2.04
Total from Investment Activities	(0.26)	(8.20)	3.67		2.40	3.00	1.96
Distributions:
Net investment income	—	— (b)	(0.04)		—	—	(0.02)
Net realized gains from investments	—	(1.02)	(0.84)		(1.58)	(0.06)	(3.01)
Total Distributions	—	(1.02)	(0.88)		(1.58)	(0.06)	(3.03)
Net Asset Value, End of Period	$10.08	$10.34	$19.56		$16.77	$15.95	$13.01
Total Return (excludes contingent deferred sales charge) (c)	(2.51)%	(44.05)%	22.90	%(d)	16.46%	23.12%	14.02%
Ratios/Supplemental Data:
Net Assets at end of period (000) (e)	$36,342	$39,543	$49,026		$18,161	$2,331	$440
Ratio of expenses to average net assets (e)	2.20%	2.13%	2.10%		2.18%	2.10%	1.95%
Ratio of net investment loss to average net assets (e)	(0.31)%	(0.72)%	(0.68)%		(0.66)%	(0.84)%	(0.51)%
Ratio of expenses to average net assets (e) (f)	2.34%	2.13%	2.10%		2.23%	3.16%	3.97%
Ratio of net investment loss to average net assets (e) (f)	(0.45)%	(0.72)%	(0.68)%		(0.71)%	(1.90)%	(2.53)%
Portfolio turnover (g)	101%	188%	125%		204%	196%	200%

(a)  Calculated using average shares for the period.

(b)  Less than $0.01 per share.

(c)  Not annualized for periods less than one year.

(d)  During the year ended October 31, 2007, Victory Capital Management ("VCM") paid the Fund monies pursuant to an agreement reached among the Fund, BISYS (effective August 1, 2007, BISYS' parent company, BISYS Group Inc., was acquired by Citibank N.A.) and VCM relating to certain expenditures that, among other things, supported distribution of Fund shares. Had this payment not been made, the total return would have been 0.07% lower.

(e)  Annualized for periods less than one year.

(f)  During the period, certain fees were reduced and/or reimbursed. If such fee reductions and/or reimbursements had not occurred, the ratios would have been as indicated.

(g)  Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

See notes to financial statements.

The Victory Portfolios  Financial Highlights — continued

For a Share Outstanding Throughout Each Period

	Special Value Fund
	Class R Shares
	Six Months Ended April 30, 2009	Year Ended October 31, 2008	Year Ended October 31, 2007		Year Ended October 31, 2006	Year Ended October 31, 2005	Year Ended October 31, 2004
	(Unaudited)
Net Asset Value, Beginning of Period	$10.54	$19.82	$16.91		$16.02	$13.00	$14.02
Investment Activities:
Net investment income (loss)	— (a)	(0.02)	0.01		— (a)	(0.02)	(0.02	)(b)
Net realized and unrealized gains (losses) on investments	(0.25)	(8.23)	3.81		2.49	3.11	2.03
Total from Investment Activities	(0.25)	(8.25)	3.82		2.49	3.09	2.01
Distributions:
Net investment income	(0.01)	(0.01)	(0.07)		(0.02)	(0.01)	(0.02)
Net realized gains from investments	—	(1.02)	(0.84)		(1.58)	(0.06)	(3.01)
Total Distributions	(0.01)	(1.03)	(0.91)		(1.60)	(0.07)	(3.03)
Net Asset Value, End of Period	$10.28	$10.54	$19.82		$16.91	$16.02	$13.00
Total Return (c)	(2.35)%	(43.73)%	23.66	%(d)	17.03%	23.83%	14.50%
Ratios/Supplemental Data:
Net Assets at end of period (000)	$116,840	$99,985	$118,250		$42,234	$10,760	$2,318
Ratio of expenses to average net assets (e)	1.70%	1.56%	1.48%		1.58%	1.60%	1.60%
Ratio of net investment income (loss) to average net assets (e)	0.14%	(0.15)%	(0.04)%		(0.04)%	(0.35)%	(0.14)%
Ratio of expenses to average net assets (e) (f)	1.70%	1.56%	1.48%		1.58%	1.74%	2.80%
Ratio of net investment income (loss) to average net assets (e) (f)	0.14%	(0.15)%	(0.04)%		(0.04)%	(0.49)%	(1.34)%
Portfolio turnover (g)	101%	188%	125%		204%	196%	200%

(a)  Less than $0.01 per share.

(b)  Calculated using average shares for the period.

(c)  Not annualized for periods less than one year.

(d)  During the year ended October 31, 2007, Victory Capital Management ("VCM") paid the Fund monies pursuant to an agreement reached among the Fund, BISYS (effective August 1, 2007, BISYS' parent company, BISYS Group Inc., was acquired by Citibank N.A.) and VCM relating to certain expenditures that, among other things, supported distribution of Fund shares. Had this payment not been made, the total return would have been 0.07% lower.

(e)  Annualized for periods less than one year.

(f)  During the period, certain fees were reduced and/or reimbursed. If such fee reductions and/or reimbursements had not occurred, the ratios would have been as indicated.

(g)  Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

See notes to financial statements.

The Victory Portfolios  Financial Highlights — continued

(For a Share Outstanding Throughout Each Period)

	Special Value Fund
	Class I Shares
	Six Months Ended April 30, 2009	Year Ended October 31, 2008	Period Ended October 31, 2007(a)
	(Unaudited)
Net Asset Value, Beginning of Period	$10.79	$20.22	$18.93
Investment Activities:
Net investment income	0.04	0.09	0.01
Net realized and unrealized gains (losses) on investments	(0.26)	(8.41)	1.28
Total from Investment Activities	(0.22)	(8.32)	1.29
Distributions:
Net investment income	(0.05)	(0.09)	—
Net realized gains from investments	—	(1.02)	—
Total Distributions	(0.05)	(1.11)	—
Net Asset Value, End of Period	$10.52	$10.79	$20.22
Total Return (b)	(1.96)%	(43.35)%	6.81%
Ratios/Supplemental Data:
Net Assets at end of period (000)	$144,549	$123,612	$143,257
Ratio of expenses to average net assets (c)	0.89%	0.85%	0.85%
Ratio of net investment income to average net assets (c)	0.95%	0.57%	0.41%
Portfolio turnover (d)	101%	188%	125%

(a)  Class I Shares commenced operations on August 31, 2007.

(b)  Not annualized for periods less than one year.

(c)  Annualized for periods less than one year.

(d)  Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

See notes to financial statements.

The Victory Portfolios  Financial Highlights

For a Share Outstanding Throughout Each Period

	Small Company Opportunity Fund
	Class A Shares
	Six Months Ended April 30, 2009	Year Ended October 31, 2008	Year Ended October 31, 2007		Year Ended October 31, 2006	Year Ended October 31, 2005	Year Ended October 31, 2004
	(Unaudited)
Net Asset Value, Beginning of Period	$19.76	$29.09	$31.88		$29.44	$30.09	$26.39
Investment Activities:
Net investment income	0.04	0.03	0.11		0.09	0.07	0.04
Net realized and unrealized gains (losses) on investments	(1.06)	(7.83)	2.06		5.14	3.74	5.11
Total from Investment Activities	(1.02)	(7.80)	2.17		5.23	3.81	5.15
Distributions to shareholders:
Net investment income	(0.04)	(0.02)	(0.11)		(0.06)	(0.06)	(0.05)
From net realized gains from investments	—	(1.51)	(4.85)		(2.73)	(4.40)	(1.40)
Total Distributions	(0.04)	(1.53)	(4.96)		(2.79)	(4.46)	(1.45)
Net Asset Value, End of Period	$18.70	$19.76	$29.09		$31.88	$29.44	$30.09
Total Return (excludes sales charge) (a)	(5.12)%	(28.13)%	7.33	%(b)	19.56%	13.96%	20.50%
Ratios/Supplemental Data:
Net Assets at end of period (000)	$159,721	$166,798	$150,621		$83,487	$64,797	$52,169
Ratio of expenses to average net assets (c)	1.66%	1.53%	1.20%		1.11%	1.13%	1.15%
Ratio of net investment income to average net assets (c)	0.52%	0.10%	0.29%		0.32%	0.25%	0.16%
Ratio of expenses to average net assets (c) (d)	1.66%	1.53%	1.20%		1.11%	1.18%	1.20%
Ratio of net investment income to average net assets (c) (d)	0.52%	0.10%	0.29%		0.32%	0.20%	0.11%
Portfolio turnover (e)	47%	115%	75%		73%	62%	68%

(a)  Not annualized for periods less than one year.

(b)  During the year ended October 31, 2007, Victory Capital Management ("VCM") paid the Fund monies pursuant to an agreement reached among the Fund, BISYS (effective August 1, 2007, BISYS' parent company, BISYS Group Inc., was acquired by Citibank N.A.) and VCM relating to certain expenditures that, among other things, supported distribution of Fund shares. Had this payment not been made, the total return would have been 0.07% lower.

(c)  Annualized for periods less than one year.

(d)  During the period, certain fees were reduced and/or reimbursed. If such fee reductions and/or reimbursements had not occurred, the ratios would have been as indicated.

(e)  Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

See notes to financial statements.

The Victory Portfolios  Financial Highlights — continued

For a Share Outstanding Throughout Each Period

	Small Company Opportunity Fund
	Class R Shares
	Six Months Ended April 30, 2009	Year Ended October 31, 2008		Year Ended October 31, 2007		Year Ended October 31, 2006	Year Ended October 31, 2005	Year Ended October 31, 2004
	(Unaudited)
Net Asset Value, Beginning of Period	$19.19	$28.31		$31.19		$28.90	$29.66	$26.06
Investment Activities:
Net investment income (loss)	0.05	—	(a)	0.02		— (a)	(0.02)	(0.01)
Net realized and unrealized gains (losses) on investments	(1.04)	(7.61)		2.02		5.04	3.68	5.03
Total from Investment Activities	(0.99)	(7.61)		2.04		5.04	3.66	5.02
Distributions:
Net investment income	(0.05)	—	(a)	(0.07)		(0.02)	(0.02)	(0.02)
Net realized gains from investments	—	(1.51)		(4.85)		(2.73)	(4.40)	(1.40)
Total Distributions	(0.05)	(1.51)		(4.92)		(2.75)	(4.42)	(1.42)
Net Asset Value, End of Period	$18.15	$19.19		$28.31		$31.19	$28.90	$29.66
Total Return (b)	(5.16)%	(28.21)%		7.03	%(c)	19.21%	13.61%	20.26%
Ratios/Supplemental Data:
Net Assets at end of period (000)	$82,293	$81,279		$114,983		$95,667	$92,320	$95,653
Ratio of expenses to average net assets (d)	1.69%	1.62%		1.45%		1.43%	1.45%	1.35%
Ratio of net investment income (loss) to average net assets (d)	0.48%	—	%(e)	0.06%		0.01%	(0.06)%	(0.04)%
Ratio of expenses to average net assets (d) (f)	1.69%	1.62%		1.45%		1.43%	1.53%	1.54%
Ratio of net investment income (loss) to average net assets (d) (f)	0.48%	—	%(e)	0.06%		0.01%	(0.14)%	(0.23)%
Portfolio turnover (g)	47%	115%		75%		73%	62%	68%

(a)  Less than $0.01 per share.

(b)  Not annualized for periods less than one year.

(c)  During the year ended October 31, 2007, Victory Capital Management ("VCM") paid the Fund monies pursuant to an agreement reached among the Fund, BISYS (effective August 1, 2007, BISYS' parent company, BISYS Group Inc., was acquired by Citibank N.A.) and VCM relating to certain expenditures that, among other things, supported distribution of Fund shares. Had this payment not been made, the total return would have been 0.07% lower.

(d)  Annualized for periods less than one year.

(e)  Rounds to less than 0.01%.

(f)  During the period, certain fees were reduced and/or reimbursed. If such fee reductions and/or reimbursements had not occurred, the ratios would have been as indicated.

(g)  Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

See notes to financial statements.

The Victory Portfolios  Financial Highlights — continued

(For a Share Outstanding Throughout Each Period)

	Small Company Opportunity Fund
	Class I Shares
	Six Months Ended April 30, 2009	Year Ended October 31, 2008	Period Ended October 31, 2007(a)
	(Unaudited)
Net Asset Value, Beginning of Period	$19.78	$29.10	$28.99
Investment Activities:
Net investment income	0.09	0.13	0.02
Net realized and unrealized gains (losses) on investments	(1.06)	(7.83)	0.11
Total from Investment Activities	(0.97)	(7.70)	0.13
Distributions:
Net investment income	(0.10)	(0.11)	(0.02)
Net realized gains from investments	—	(1.51)	—
Total Distributions	(0.10)	(1.62)	(0.02)
Net Asset Value, End of Period	$18.71	$19.78	$29.10
Total Return (b)	(4.83)%	(27.83)%	0.45%
Ratios/Supplemental Data:
Net Assets at end of period (000)	$86,278	$90,242	$53,316
Ratio of expenses to average net assets (c)	1.06%	1.04%	1.05%
Ratio of net investment income to average net assets (c)	1.14%	0.61%	0.45%
Portfolio turnover (d)	47%	115%	75%

(a)  Class I Shares commenced operations on August 31, 2007.

(b)  Not annualized for periods less than one year.

(c)  Annualized for periods less than one year.

(d)  Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

See notes to financial statements.

The Victory Portfolios  Financial Highlights

For a Share Outstanding Throughout Each Period

	Large Cap Growth Fund
	Class A Shares
	Six Months Ended April 30, 2009		Year Ended October 31, 2008	Year Ended October 31, 2007		Year Ended October 31, 2006	Year Ended October 31, 2005	Period Ended October 31, 2004(b)
	(Unaudited)
Net Asset Value, Beginning of Period	$9.95		$16.80	$12.76		$11.81	$10.19	$10.00
Investment Activities:
Net investment loss	(0.02)		(0.05)	(0.12)		(0.05)	(0.07)	(0.04)
Net realized and unrealized gains (losses) on investments	(0.12	)(a)	(6.80)	4.16		1.00	1.69	0.23
Total from Investment Activities	(0.14)		(6.85)	4.04		0.95	1.62	0.19
Net Asset Value, End of Period	$9.81		$9.95	$16.80		$12.76	$11.81	$10.19
Total Return (excludes sales charge) (c)	(1.41)%		(40.77)%	31.66	%(d)	8.04%	15.90%	1.90%
Ratios/Supplemental Data:
Net Assets at end of period (000)	$43,097		$8,119	$4,880		$3,149	$968	$731
Ratio of expenses to average net assets (e)	1.25%		1.39%	1.40%		1.39%	1.32%	1.15%
Ratio of net investment loss to average net assets (e)	(0.46)%		(0.60)%	(0.88)%		(0.76)%	(0.77)%	(0.68)%
Ratio of expenses to average net assets (e) (f)	1.25%		1.50%	1.75%		4.16%	11.36%	14.35%
Ratio of net investment loss to average net assets (e) (f)	(0.46)%		(0.71)%	(1.23)%		(3.53)%	(10.81)%	(13.88)%
Portfolio turnover (g)	67%		131%	54%		52%	58%	26%

(a)  The amount shown for a share outstanding throughout the period does not accord with the change in aggregate gains and losses in the portfolio securities during the period because of timing of sales and purchases of fund shares in relation to fluctuating market values during the period.

(b)  Class A Shares commenced operations on December 1, 2003.

(c)  Not annualized for periods less than one year.

(d)  During the year ended October 31, 2007, Victory Capital Management ("VCM") paid the Fund monies pursuant to an agreement reached among the Fund, BISYS (effective August 1, 2007, BISYS' parent company, BISYS Group Inc., was acquired by Citibank N.A.) and VCM relating to certain expenditures that, among other things, supported distribution of Fund shares. Had this payment not been made, the total return would have been 0.07% lower.

(e)  Annualized for periods less than one year.

(f)  During the period, certain fees were reduced and/or reimbursed. If such fee reductions and/or reimbursements had not occurred, the ratios would have been as indicated.

(g)  Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

See notes to financial statements.

The Victory Portfolios  Financial Highlights — continued

For a Share Outstanding Throughout Each Period

	Large Cap Growth Fund
	Class C Shares
	Six Months Ended April 30, 2009		Year Ended October 31, 2008	Year Ended October 31, 2007		Year Ended October 31, 2006	Year Ended October 31, 2005	Period Ended October 31, 2004(b)
	(Unaudited)
Net Asset Value, Beginning of Period	$9.59		$16.32	$12.48		$11.64	$10.11	$10.00
Investment Activities:
Net investment loss	(0.04)		(0.19)	(0.20)		(0.16)	(0.08)	(0.12)
Net realized and unrealized gains (losses) on investments	(0.13	)(a)	(6.54)	4.04		1.00	1.61	0.23
Total from Investment Activities	(0.17)		(6.73)	3.84		0.84	1.53	0.11
Net Asset Value, End of Period	$9.42		$9.59	$16.32		$12.48	$11.64	$10.11
Total Return (excludes contingent deferred sales charge) (c)	(1.77)%		(41.24)%	30.77	%(d)	7.22%	15.13%	1.10%
Ratios/Supplemental Data:
Net Assets at end of period (000)	$1,677		$1,183	$1,305		$781	$548	$34
Ratio of expenses to average net assets (e)	2.10%		2.10%	2.10%		2.10%	2.09%	1.90%
Ratio of net investment loss to average net assets (e)	(1.32)%		(1.35)%	(1.59)%		(1.51)%	(1.61)%	(1.43)%
Ratio of expenses to average net assets (e) (f)	2.89%		2.75%	3.64%		5.53%	13.55%	28.56%
Ratio of net investment loss to average net assets (e) (f)	(2.11)%		(2.00)%	(3.13)%		(4.94)%	(13.07)%	(28.09)%
Portfolio turnover (g)	67%		131%	54%		52%	58%	26%

(a)  The amount shown for a share outstanding throughout the period does not accord with the change in aggregate gains and losses in the portfolio securities during the period because of timing of sales and purchases of fund shares in relation to fluctuating market values during the period.

(b)  Class C Shares commenced operations on December 31, 2003.

(c)  Not annualized for periods less than one year.

(d)  During the year ended October 31, 2007, Victory Capital Management ("VCM") paid the Fund monies pursuant to an agreement reached among the Fund, BISYS (effective August 1, 2007, BISYS' parent company, BISYS Group Inc., was acquired by Citibank N.A.) and VCM relating to certain expenditures that, among other things, supported distribution of Fund shares. Had this payment not been made, the total return would have been 0.07% lower.

(e)  Annualized for periods less than one year.

(f)  During the period, certain fees were reduced and/or reimbursed. If such fee reductions and/or reimbursements had not occurred, the ratios would have been as indicated.

(g)  Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

See notes to financial statements.

The Victory Portfolios  Financial Highlights — continued

For a Share Outstanding Throughout Each Period

	Large Cap Growth Fund
	Class R Shares
	Six Months Ended April 30, 2009		Year Ended October 31, 2008	Year Ended October 31, 2007		Year Ended October 31, 2006	Year Ended October 31, 2005	Period Ended October 31, 2004(b)
	(Unaudited)
Net Asset Value, Beginning of Period	$9.83		$16.65	$12.67		$11.76	$10.17	$10.00
Investment Activities:
Net investment loss	(0.04)		(0.07)	(0.13)		(0.07)	(0.08)	(0.07)
Net realized and unrealized gains (losses) on investments	(0.11	)(a)	(6.75)	4.11		0.98	1.67	0.24
Total from Investment Activities	(0.15)		(6.82)	3.98		0.91	1.59	0.17
Net Asset Value, End of Period	$9.68		$9.83	$16.65		$12.67	$11.76	$10.17
Total Return (c)	(1.53)%		(40.96)%	31.41	%(d)	7.74%	15.63%	1.70%
Ratios/Supplemental Data:
Net Assets at end of period (000)	$630		$695	$566		$351	$75	$37
Ratio of expenses to average net assets (e)	1.65%		1.65%	1.65%		1.65%	1.58%	1.40%
Ratio of net investment loss to average net assets (e)	(0.84)%		(0.87)%	(1.13)%		(1.00)%	(1.05)%	(0.93)%
Ratio of expenses to average net assets (e) (f)	3.10%		3.28%	4.78%		5.39%	26.87%	27.47%
Ratio of net investment loss to average net assets (e) (f)	(2.29)%		(2.50)%	(4.26)%		(4.74)%	(26.34)%	(27.00)%
Portfolio turnover (g)	67%		131%	54%		52%	58%	26%

(a)  The amount shown for a share outstanding throughout the period does not accord with the change in aggregate gains and losses in the portfolio securities during the period because of timing of sales and purchases of fund shares in relation to fluctuating market values during the period.

(b)  Class R Shares commenced operations on December 31, 2003.

(c)  Not annualized for periods less than one year.

(d)  During the year ended October 31, 2007, Victory Capital Management ("VCM") paid the Fund monies pursuant to an agreement reached among the Fund, BISYS (effective August 1, 2007, BISYS' parent company, BISYS Group Inc., was acquired by Citibank N.A.) and VCM relating to certain expenditures that, among other things, supported distribution of Fund shares. Had this payment not been made, the total return would have been 0.07% lower.

(e)  Annualized for periods less than one year.

(f)  During the period, certain fees were reduced and/or reimbursed. If such fee reductions and/or reimbursements had not occurred, the ratios would have been as indicated.

(g)  Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

See notes to financial statements.

The Victory Portfolios  Schedule of Portfolio Investments
Balanced Fund  April 30, 2009

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Principal Amount	Value
Collateralized Mortgage Obligations (2.4%)
Banc of America Commercial Mortgage, Inc., Series 2005-5, Class A2, 5.00%, 10/10/45	$114	$112
Bear Stearns Commercial Mortgage Securities Series 2001-T0P4, Class A3 5.61%, 11/15/33	175	175
Series 2003-T10, Class A2 4.74%, 3/13/40	90	84
Chase Mortgage Finance Corp. Series 2005-A1, Class M 5.31% (a), 12/25/35	311	37
Series 2005-A2, Class M 5.43% (a), 1/25/36	212	24
Series 2007-A1, Class 1B2 4.52% (a), 2/25/37	96	6
Series 2007-A1, Class 1M 4.52% (a), 2/25/37	174	18
Series 2007-A1, Class 2B1 5.80% (a), 3/25/37	144	8
Series 2007-A2, Class 1B1 4.64% (a), 7/25/37	101	13
Series 2007-S1, Class AM 6.08%, 2/25/37	84	10
Series 2007-S1, Class B1 6.08%, 2/25/37	60	2
ChaseFlex Trust, Series 2005-2, Class 4A3, 6.00% (a), 5/25/20	125	87
Citigroup Commercial Mortgage Trust, Series 2006-C4, Class AM, 5.92% (a), 3/15/49	95	49
Citigroup/Deutsche Bank Commercial Mortgage Trust, Series 2007-CD5, Class A4, 5.89% (a), 11/15/44	215	168
Federal Home Loan Mortgage Corp., Structured Pass Through Securities, Series T-42, Class A5, 7.50%, 2/25/42	152	164
First Horizon Alternative Mortgage Securities, Series 2006-FA6, Class B1, 6.22% (a), 11/25/36	220	16
GS Mortgage Securities Corp. II, Series 2004-GG2, Class A5, 5.28% (a), 8/10/38	175	152
GSR Mortgage Loan Trust Series 2006-6F, Class M1 6.29% (a), 7/25/36	286	39
Series 2006-8F, Class B1 6.45% (a), 9/25/36	243	42
JPMorgan Mortgage Trust Series 2005-A1, Class IB1 4.91% (a), 2/25/35	260	57
Series 2005-A2, Class B1 4.81% (a), 4/25/35	313	70
Series 2005-A3, Class 1B1 4.99%, 6/25/35	300	70
Series 2005-A4, Class B1 5.19% (a), 7/25/35	205	58
Series 2005-A6, Class 1B1 5.17% (a), 9/25/35	245	44
Series 2005-A8, Class B1 5.17% (a), 11/25/35	341	79
Series 2006-A1, Class B1 5.40% (a), 2/25/36	238	22
Series 2006-A2, Class IB1 5.68% (a), 4/25/36	357	40
Series 2006-A5, Class B1 5.90% (a), 8/25/36	99	10
Series 2006-S4, Class B1 6.40% (a), 1/25/37	120	11
Series 2006-S4, Class B2 6.40% (a), 1/25/37	149	8
Series 2007-A1, Class B1 4.81% (a), 7/25/35	138	20
Series 2007-A2, Class B2 5.84% (a), 4/25/37	148	10
Series 2007-A2, Class B3 5.84% (a), 4/25/37	100	4
Series 2007-A4, Class B1 5.74% (a), 6/25/37	219	18
Series 2007-A4, Class B2 5.74% (a), 6/25/37	100	5
Merrill Lynch Mortgage Trust, Series 2005-LC1, Class A4, 5.29% (a), 1/12/44	40	34
Morgan Stanley Capital I, Series 2007-T27, Class A4, 5.80% (a), 6/13/42	210	179
Morgan Stanley Mortgage Loan Trust, Series 2004-6AR, Class CB2, 4.61% (a), 8/25/34	88	10
Structured Adjustable Rate Mortgage Loan Trust, Series 2004-4, Class B1, 4.17% (a), 4/25/34	121	27

See notes to financial statements.

The Victory Portfolios  Schedule of Portfolio Investments — continued
Balanced Fund  April 30, 2009

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Shares or Principal Amount	Value
Wachovia Bank Commercial Mortgage Trust, Series 2006-C25, Class A2, 5.68% (a), 5/15/43	$80	$76
Total Collateralized Mortgage Obligations (Cost $6,810)		2,058
Commercial Paper (5.2%)
Toyota Motor Credit Corp., 0.18% (b), 5/1/09	4,466	4,466
Total Commercial Paper (Amortized Cost $4,466)		4,466
Common Stocks (61.6%)
Aerospace/Defense (0.2%):
Boeing Co.	4,379	175
Banks (2.0%):
Northern Trust Corp.	15,200	826
PNC Financial Services Group, Inc. (c)	9,400	373
U.S. Bancorp	28,700	523
		1,722
Beverages (1.4%):
PepsiCo, Inc.	23,582	1,173
Biotechnology (1.0%):
Amgen, Inc. (d)	18,000	872
Brokerage Services (2.2%):
Charles Schwab Corp.	101,344	1,873
Computers & Peripherals (2.2%):
Dell, Inc. (d)	38,800	451
EMC Corp. (d)	111,400	1,396
		1,847
Consumer Products (0.9%):
Colgate-Palmolive Co.	13,200	779
Cosmetics & Toiletries (1.1%):
Estee Lauder Cos., Class A (c)	9,990	299
Procter & Gamble Co.	13,188	652
		951
Electronics (1.6%):
General Electric Co.	106,253	1,344
Financial Services (0.3%):
Goldman Sachs Group, Inc.	1,900	244
Food Processing & Packaging (0.4%):
H.J. Heinz Co.	9,400	324
Health Care (1.4%):
Alcon, Inc.	13,500	1,242
Home Builders (0.8%):
Toll Brothers, Inc. (c) (d)	31,986	648
Insurance (0.3%):
Prudential Financial, Inc.	9,301	269

See notes to financial statements.

The Victory Portfolios  Schedule of Portfolio Investments — continued
Balanced Fund  April 30, 2009

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Shares	Value
Internet Business Services (1.0%):
Juniper Networks, Inc. (d)	40,300	$873
Internet Service Provider (0.8%):
Yahoo!, Inc. (d)	46,647	667
Investment Companies (1.0%):
Invesco Ltd.	59,844	881
Manufacturing — Diversified (1.6%):
Illinois Tool Works, Inc.	11,800	387
Tyco International Ltd.	42,400	1,007
		1,394
Media (0.7%):
News Corp., Class A	73,138	604
Medical Supplies (0.7%):
Intuitive Surgical, Inc. (c) (d)	4,100	589
Mining (2.0%):
Barrick Gold Corp.	35,789	1,041
Newmont Mining Corp.	16,400	660
		1,701
Oil & Gas Exploration — Production & Services (1.2%):
Anadarko Petroleum Corp.	23,765	1,023
Oil Companies — Integrated (1.0%):
Hess Corp.	16,157	885
Oilfield Services & Equipment (4.8%):
Halliburton Co.	88,836	1,796
Schlumberger Ltd.	46,798	2,293
		4,089
Paint, Varnishes & Enamels (0.6%):
The Sherwin-Williams Co.	9,000	510
Pharmaceuticals (4.2%):
Johnson & Johnson	26,700	1,398
Merck & Co., Inc.	48,800	1,183
Pfizer, Inc.	46,800	625
Teva Pharmaceutical Industries Ltd., Sponsored ADR	9,500	417
		3,623
Restaurants (1.4%):
McDonald's Corp.	23,299	1,242
Retail (2.1%):
Target Corp.	44,200	1,824
Retail — Discount (2.5%):
Wal-Mart Stores, Inc.	41,900	2,112
Retail — Drug Stores (2.2%):
CVS Caremark Corp.	58,028	1,844

See notes to financial statements.

The Victory Portfolios  Schedule of Portfolio Investments — continued
Balanced Fund  April 30, 2009

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Shares or Principal Amount	Value
Retail — Specialty Stores (3.3%):
Bed Bath & Beyond, Inc. (d)	10,125	$308
Lowe's Cos., Inc.	116,293	2,500
		2,808
Semiconductors (4.5%):
Intel Corp.	110,514	1,744
Lam Research Corp. (d)	24,500	683
Taiwan Semiconductor Manufacturing Co. Ltd., Sponsored ADR	139,733	1,477
		3,904
Software & Computer Services (4.8%):
Adobe Systems, Inc. (d)	39,700	1,086
Microsoft Corp.	77,700	1,574
Oracle Corp.	76,000	1,470
		4,130
Steel (1.5%):
Nucor Corp.	31,900	1,298
Transportation Services (2.1%):
United Parcel Service, Inc., Class B	35,135	1,839
Utilities — Electric (0.9%):
Exelon Corp.	16,772	774
Utilities — Telecommunications (0.9%):
AT&T, Inc.	30,500	781
Total Common Stocks (Cost $52,382)		52,858
Corporate Bonds (13.3%)
Aerospace/Defense (0.0%):
General Dynamics Corp., 4.50%, 8/15/10	$19	20
Airlines (0.3%):
Delta Air Lines, Inc., Series 02G2, 6.42%, 7/2/12	270	219
Automotive (0.1%):
DaimlerChrysler North America Holding Corp. 7.30%, 1/15/12	27	27
8.50%, 1/18/31	22	21
		48
Banks (0.3%):
Bank of America Corp., 6.25%, 4/15/12	60	58
Fifth Third Bancorp, 4.50%, 6/1/18	73	42
Inter-American Development Bank, 4.50%, 9/15/14	70	74
International Bank Recon & Development, 7.63%, 1/19/23	15	20
Mellon Funding Corp., 6.38%, 2/15/10	85	87
Wells Fargo Co., 5.13%, 9/15/16	5	4
		285

See notes to financial statements.

The Victory Portfolios  Schedule of Portfolio Investments — continued
Balanced Fund  April 30, 2009

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Principal Amount	Value
Beverages (0.1%):
Coca-Cola Enterprises, Inc. 8.50%, 2/1/12	$27	$30
8.50%, 2/1/22	25	31
		61
Building — Residential & Commercial (1.0%):
Centex Corp., 4.55%, 11/1/10	890	863
Chemicals (0.4%):
Eastman Chemical, 7.60%, 2/1/27	11	9
The Lubrizol Corp. 8.88%, 2/1/19	150	163
6.50%, 10/1/34	220	169
		341
Computers & Peripherals (0.1%):
International Business Machines Corp., 6.50%, 1/15/28	50	52
Cosmetics & Toiletries (0.1%):
Kimberly-Clark Corp. 5.00%, 8/15/13	25	26
6.25%, 7/15/18	25	27
Procter & Gamble Co., 4.95%, 8/15/14	20	21
		74
Electric Integrated (0.9%):
Cleveland Electric Illuminating Co., 5.95%, 12/15/36	205	157
Dominion Resources, Inc., Series C, 5.15%, 7/15/15	30	29
Energy East Corp., 6.75%, 9/15/33	85	68
MidAmerican Energy Holdings, 6.50%, 9/15/37	45	41
Nevada Power Co., Series V, 7.13%, 3/15/19	280	284
Potomac Electric Power Co., 4.65%, 4/15/14	125	116
PPL Electric Utilities, 6.25%, 8/15/09	85	85
Southern California Edison Co., 5.63%, 2/1/36	28	27
		807
Financial Services (0.9%):
Boeing Capital Corp., 5.80%, 1/15/13	18	19
Caterpillar Financial Service Corp. 4.50%, 6/15/09	15	15
4.60%, 1/15/14, MTN	15	14
6.13%, 2/17/14, MTN	115	117
7.15%, 2/15/19, MTN	100	98
Citigroup, Inc. 6.50%, 8/19/13 (c)	230	210
5.00%, 9/15/14	5	4
Credit Suisse First Boston USA, Inc., 6.50%, 1/15/12 (c)	75	79
General Electric Capital Corp., Series A, 6.15%, 8/7/37, MTN	40	29
Goldman Sachs Group, Inc. 6.88%, 1/15/11	36	38
5.75%, 10/1/16	70	65

See notes to financial statements.

The Victory Portfolios  Schedule of Portfolio Investments — continued
Balanced Fund  April 30, 2009

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Principal Amount	Value
HSBC Finance Corp., 6.75%, 5/15/11	$52	$51
SLM Corp., Series A, 5.63%, 1/25/25, Callable 1/25/10 @ 100, MTN	115	25
Toyota Motor Credit Corp., 4.25%, 3/15/10	30	30
Unilever Capital Corp., 5.90%, 11/15/32	18	17
		811
Food Distributors, Supermarkets & Wholesalers (0.1%):
Kroger Co., 7.50%, 4/1/31	17	19
Safeway, Inc., 7.50%, 9/15/09	32	32
		51
Forest Products & Paper (0.2%):
International Paper Co., 7.40%, 6/15/14	225	203
Health Care (0.2%):
Humana, Inc., 7.20%, 6/15/18	155	130
UnitedHealth Group, Inc., 4.88%, 3/15/15	40	37
WellPoint, Inc. 6.80%, 8/1/12	20	21
5.95%, 12/15/34	25	20
		208
Insurance (0.1%):
Cigna Corp., 7.00%, 1/15/11	10	10
Marsh & Mclennan Cos., Inc., 5.75%, 9/15/15	36	32
MetLife, Inc., 5.38%, 12/15/12	30	28
		70
Manufacturing — Diversified (0.1%):
Ingersoll-Rand Global Holding Co. Ltd., 9.50%, 4/15/14	95	99
Media (0.0%):
News America, Inc., 6.20%, 12/15/34	24	18
Time Warner, Inc., 6.88%, 5/1/12	15	16
		34
Medical Supplies (0.0%):
Cardinal Health, Inc. 6.75%, 2/15/11	15	15
5.85%, 12/15/17	30	27
		42
Metal Fabrication (0.1%):
Timken Co., 5.75%, 2/15/10	105	105
Office Furnishing (0.2%):
Steelcase, Inc., 6.50%, 8/15/11	150	148
Oil & Gas — Exploration & Production (0.4%):
Merey Sweeny LP, 8.85%, 12/18/19 (e)	207	192
Western Oil Sands, Inc., 8.38%, 5/1/12	110	118
		310
Oil Companies — Integrated (0.0%):
ConocoPhillips Co., 8.75%, 5/25/10	36	39

See notes to financial statements.

The Victory Portfolios  Schedule of Portfolio Investments — continued
Balanced Fund  April 30, 2009

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Principal Amount	Value
Oil Marketing & Refining (0.4%):
Valero Energy Corp., 7.50%, 4/15/32	$420	$345
Oilfield Services & Equipment (0.3%):
Weatherford International Ltd., 7.00%, 3/15/38	325	240
Pharmaceuticals (0.1%):
Wyeth 6.95%, 3/15/11	25	27
6.50%, 2/1/34	40	40
		67
Pipelines (2.7%):
DCP Midstream LLC, 9.75%, 3/15/19 (e)	555	551
El Paso Corp., 6.75%, 5/15/09 (c)	180	180
Enbridge Energy Partners LP, 9.88%, 3/1/19 (c)	270	290
Energy Transfer Partners LP, 9.70%, 3/15/19	405	450
Enterprise Products Operating LP, 7.50%, 2/1/11	55	56
ONEOK Partners LP, 6.65%, 10/1/36	705	521
Teppco Partners LP 6.13%, 2/1/13	165	159
7.55%, 4/15/38	140	107
		2,314
Radio & Television (0.3%):
British Sky Broadcasting PLC, 8.20%, 7/15/09	150	152
Comcast Corp. 4.95%, 6/15/16	55	52
6.45%, 3/15/37	50	46
Cox Communications, Inc., 7.13%, 10/1/12	40	41
		291
Railroads (0.1%):
Burlington Northern Santa Fe, Inc. 7.13%, 12/15/10	20	21
5.75%, 3/15/18	25	25
		46
Real Estate Investment Trusts (0.5%):
Simon Property Group LP
5.00%, 3/1/12, Callable 12/2/11 @ 100	155	143
5.30%, 5/30/13	285	255
		398
Restaurants (0.7%):
Darden Restaurants, Inc. 5.63%, 10/15/12	230	220
6.80%, 10/15/37	500	370
		590
Retail — Department Stores (0.5%):
J.C. Penney Corp., Inc., 8.00%, 3/1/10	430	432

See notes to financial statements.

The Victory Portfolios  Schedule of Portfolio Investments — continued
Balanced Fund  April 30, 2009

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Principal Amount	Value
Retail — Discount (0.1%):
Target Corp., 5.88%, 3/1/12	$33	$35
Wal-Mart Stores, Inc., 4.13%, 2/15/11	31	32
		67
Retail — Specialty Stores (0.5%):
Staples, Inc., 9.75%, 1/15/14 (c)	410	450
Software & Computer Services (0.0%):
Oracle Corp., 5.75%, 4/15/18	40	42
Steel (0.3%):
ArcelorMittal, 6.13%, 6/1/18	330	266
Telecommunications — Cellular (0.1%):
New Cingular Wireless Services, 8.13%, 5/1/12	23	26
Vodafone Group PLC 5.63%, 2/27/17 (c)	20	20
6.15%, 2/27/37	20	19
		65
Telecommunications — Equipment (0.0%):
Motorola, Inc., 7.63%, 11/15/10	17	17
Tobacco (0.6%):
Altria Group, Inc. 9.95%, 11/10/38	370	406
10.20%, 2/6/39	115	127
		533
Utilities — Electric (0.2%):
Dominion Resources, Inc., Series A, 5.60%, 11/15/16	50	49
Pacific Gas & Electric Co. 4.80%, 3/1/14	36	37
6.05%, 3/1/34	28	28
Progress Energy, Inc., 6.85%, 4/15/12	37	39
		153
Utilities — Telecommunications (0.3%):
British Telecom PLC, 8.63%, 12/15/10	50	52
Telecom Italia Capital S.A., 5.25%, 10/1/15	230	205
		257
Total Corporate Bonds (Cost $11,587)		11,463
Municipal Bonds (0.6%)
California (0.2%):
State Build America Bonds, GO, 7.55%, 4/1/39, AMT	145	151
Florida (0.2%):
Volusia County Sales Tax Revenue, 5.00%, 10/1/18, FSA	130	141
Illinois (0.1%):
State Taxable Pension, GO, 5.10%, 6/1/33	70	58

See notes to financial statements.

The Victory Portfolios  Schedule of Portfolio Investments — continued
Balanced Fund  April 30, 2009

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Principal Amount	Value
New Jersey (0.1%):
State Turnpike Authority, Build America Bonds Revenue, Series F, 7.41%, 1/1/40, AMT	$115	$125
Total Municipal Bonds (Cost $476)		475
U.S. Government Mortgage Backed Agencies (8.7%)
Federal Home Loan Mortgage Corp. 4.13%, 7/12/10 (c)	600	624
5.00%, 6/1/33-6/1/34	247	255
5.50%, 6/1/37	0	0
6.00%, 9/1/21	144	151
6.50%, 5/1/26-11/1/34	317	340
7.00%, 7/1/29-4/1/32	48	52
8.00%, 6/1/30	9	10
Federal National Mortgage Assoc. 4.50%, 10/1/27-4/1/37 (f)	572	585
5.00%, 11/1/33-7/1/37	1,270	1,311
5.50%, 2/1/22-2/1/35 (g)	2,035	2,119
6.00%, 10/1/29-5/1/38 (g)	1,229	1,289
6.50%, 3/1/29-9/1/37	423	453
7.00%, 12/1/27	4	4
7.50%, 11/1/29	24	26
8.00%, 11/1/19-3/1/30	79	87
8.50%, 11/1/17	5	5
10.00%, 11/1/13	10	12
10.50%, 11/1/13	14	16
11.00%, 11/1/13	17	20
General National Mortgage Assoc., 4.50%, 2/1/28 (f)	135	137
Total U.S. Government Mortgage Backed Agencies (Cost $7,219)		7,496
U.S. Treasury Obligations (7.1%)
U.S. Treasury Bonds, 4.50%, 5/15/38 (c)	155	167
U.S. Treasury Notes 2.13%, 4/30/10 (c)	688	699
4.25%, 1/15/11 (c)	1,728	1,831
1.75%, 3/31/14 (c)	698	690
2.75%, 2/15/19 (c)	2,790	2,702
Total U.S. Treasury Obligations (Cost $6,146)		6,089
Short-Term Securities Held as Collateral for Securities Lending (10.1%)
Pool of various securities for Victory Funds — footnote 2 (Securities Lending)	8,724	8,706
Total Short-Term Securities Held as Collateral for Securities Lending (Cost $8,724)		8,706
Total Investments (Cost $97,810) — 109.0%		93,611
Liabilities in excess of other assets — (9.0)%		(7,758)
NET ASSETS — 100.0%		$85,853

See notes to financial statements.

The Victory Portfolios  Schedule of Portfolio Investments — continued
Balanced Fund  April 30, 2009

(Amounts in Thousands, Except for Shares)  (Unaudited)

(a)  Variable or Floating Rate Security. Rate disclosed is as of 4/30/09.

(b)  Rate represents the effective yield at purchase.

(c)  A portion or all of the security was held on loan.

(d)  Non-income producing security.

(e)  Rule 144A security or other security which is restricted as to resale to institutional investors. The Fund's Adviser has deemed this security to be liquid based upon procedures approved by the Board of Trustees.

(f)  Security purchased on a "when-issued" basis.

(g)  All or a portion of this security has been segregated as collateral for securities purchased on a when-issued basis.

ADR — American Depositary Receipt

AMT — Subject to Alternative Minimum Tax

FSA — Insured by Federal Security Assurance

GO — General Obligation

LLC — Limited Liability Co.

LP — Limited Partnership

MTN — Medium Term Note

PLC — Public Liability Co.

See notes to financial statements.

The Victory Portfolios  Schedule of Portfolio Investments
Investment Grade Convertible Fund  April 30, 2009

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Principal Amount	Value
Commercial Paper (1.3%)
Toyota Motor Credit Corp., 0.18% (a), 5/1/09	$340	$340
Total Commercial Paper (Amortized Cost $340)		340
Convertible Corporate Bonds (75.5%)
Audio & Video Products (1.4%):
Dominion Resources, Inc., Convertible Subordinated Notes, Series C, 2.13%, 12/15/23 (b)	370	384
Banks (4.3%):
National City Corp., Convertible Subordinated Notes, 4.00%, 2/1/11	460	428
U.S. Bancorp, Convertible Subordinated Notes, 0.00% (c), 12/11/35 (d)	770	707
		1,135
Beverages (0.9%):
Molson Coors Brewing Co., Convertible Subordinated Notes, 2.50%, 7/30/13	225	239
Building — Residential & Commercial (1.6%):
Fluor Corp., Convertible Subordinated Notes, 1.50%, 2/15/24, Callable Anytime @ 100	300	414
Casino Services (1.0%):
International Game Technology, Convertible Subordinated Notes, 2.60%, 12/15/36 (e)	265	257
Computers & Peripherals (5.2%):
EMC Corp., Convertible Subordinated Notes 1.75%, 12/1/13 (f)	330	339
1.75%, 12/1/13	830	853
NetApp, Inc., Convertible Subordinated Notes, 1.75%, 6/1/13 (f)	210	187
		1,379
Consumer Products (4.3%):
Hasbro, Inc., Convertible Subordinated Notes, 2.75%, 12/1/21	215	279
Johnson Controls, Inc., Convertible Subordinated Notes, 6.50%, 9/30/12	325	585
Newell Rubbermaid, Inc., Convertible Subordinated Notes, 5.50%, 3/15/14	130	190
Rayonier TRS Holdings, Inc., Convertible Subordinated Notes, 3.75%, 10/15/12	95	92
		1,146
Entertainment (2.7%):
Carnival Corp., Convertible Subordinated Notes, 2.00%, 4/15/21 (d)	736	716
Financial Services (3.8%):
Affiliated Managers Group, Inc., Convertible Subordinated Notes, 3.95%, 8/15/38, Callable 8/15/13 @ 100 (f)	475	378
HCC Insurance Holdings, Inc., Convertible Subordinated Notes, 1.30%, 4/1/23, Callable Anytime @ 100	50	54
Prudential Financial, Inc., Convertible Subordinated Notes, 0.00% (c), 12/15/37 (d)	595	586
		1,018

See notes to financial statements.

The Victory Portfolios  Schedule of Portfolio Investments — continued
Investment Grade Convertible Fund  April 30, 2009

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Principal Amount	Value
Health Care (5.1%):
Allergan, Inc., Convertible Subordinated Notes, 1.50%, 4/1/26, Callable 4/5/11 @ 100	$420	$429
Medtronic, Inc., Convertible Subordinated Notes 1.63%, 4/15/13 (f)	840	757
1.63%, 4/15/13	200	180
		1,366
Machinery — Diversified (0.8%):
Ingersoll-Rand Co. Ltd., Convertible Subordinated Notes, 4.50%, 4/15/12	140	196
Textron, Inc., Convertible Subordinated Notes, 4.50%, 5/1/13 (g)	11	12
		208
Manufacturing — Miscellaneous (4.8%):
3M Co., Convertible Subordinated Notes, 0.00% (c), 11/21/32 (d)	703	543
Alcoa, Inc., Convertible Subordinated Notes, 5.25%, 3/15/14 (h)	235	370
Danaher Corp., Convertible Subordinated Notes, 0.00%, 1/22/21 (e)	395	355
		1,268
Mining (3.6%):
Newmont Mining Corp., Convertible Subordinated Notes 3.00%, 2/15/12	35	42
1.63%, 7/15/17 (f)	850	924
		966
Oil & Gas Exploration — Production & Services (6.4%):
Nabors Industries, Inc., Convertible Subordinated Notes, 0.94%, 5/15/11	550	500
Transocean, Inc., Convertible Subordinated Notes Series A, 1.63%, 12/15/37 (d)	305	284
Series B, 1.50%, 12/15/37 (d)	650	574
Series C, 1.50%, 12/15/37 (d)	420	359
		1,717
Oil Marketing & Refining (0.9%):
Sunoco, Inc., Convertible Subordinated Notes, 6.75%, 6/15/12	190	248
Oilfield Services & Equipment (4.1%):
Cameron International Corp., Convertible Subordinated Notes, 2.50%, 6/15/26, Callable 6/20/11 @ 100	510	555
Schlumberger Ltd., Convertible Subordinated Notes 2.13%, 6/1/23 (b) (f)	90	125
2.13%, 6/1/23 (b)	300	415
		1,095
Pharmaceuticals (6.4%):
Alza Corp., Convertible Subordinated Notes, 2.55%, 7/28/20 (e)	612	541
Teva Pharmaceutical Finance LLC, Convertible Subordinated Notes Series C 0.25%, 2/1/26	700	731
1.75%, 2/1/26	150	163
Wyeth, Convertible Subordinated Notes, 0.97% (c), 1/15/24 (b)	275	272
		1,707

See notes to financial statements.

The Victory Portfolios  Schedule of Portfolio Investments — continued
Investment Grade Convertible Fund  April 30, 2009

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Shares or Principal Amount	Value
Pipelines (1.3%):
CenterPoint Energy, Inc., Convertible Subordinated Notes, 6.00%, 3/15/12 (d)	$373	$355
Railroads (0.6%):
CSX Corp., Convertible Subordinated Notes, 0.00%, 10/30/21 (e)	140	151
Real Estate Investment Trusts (6.5%):
Hospitality Properties Trust, Convertible Subordinated Notes, 3.80%, 3/15/27, Callable 3/20/12 @ 100	460	357
ProLogis Trust, Convertible Subordinated Notes, 2.25%, 4/1/37, Callable 4/5/12 @ 100 (d)	840	600
Vornado Realty Trust, Convertible Subordinated Notes, 3.63%, 11/15/26 (d)	870	776
		1,733
Retail — Specialty Stores (1.7%):
Best Buy Co., Inc., Convertible Subordinated Notes, 2.25%, 1/15/22 (e)	465	462
Semiconductors (2.9%):
Intel Corp., Convertible Subordinated Notes, 2.95%, 12/15/35	909	779
Telecommunications — Services & Equipment (3.3%):
Nextel Communications, Inc., Convertible Subordinated Notes, 5.25%, 1/15/10 (d)	888	871
Transportation Services (1.9%):
GATX Corp., Convertible Subordinated Notes, 5.00%, 8/15/23	400	496
Total Convertible Corporate Bonds (Cost $21,071)		20,110
Convertible Preferred Stocks (21.0%)
Banks (3.5%):
Bank of America Corp., Series L, 7.25%	1,621	935
Chemicals (0.7%):
Celanese Corp., 4.25%	6,440	184
Consumer Products (2.1%):
Archer Daniels Midland Co., 6.25%	16,865	565
Energy (1.4%):
Chesapeake Energy Corp., 4.50%	6,152	383
Financial Services (5.8%):
Fifth Third Bancorp, Series G, 8.50%	3,760	218
Legg Mason, Inc., 7.00%	4,785	103
Newell Financial Trust I, 5.25%	20,400	464
Wells Fargo & Co., Series L, Class A, 7.50%	1,238	765
		1,550
Office Equipment & Supplies (0.2%):
Avery Dennison Corp., 7.88%	1,418	43
Pharmaceuticals (3.4%):
Schering-Plough Corp., 6.00%	4,250	898
Real Estate Investment Trusts (1.2%):
Simon Property Group, Inc., 6.00%	6,820	311

See notes to financial statements.

The Victory Portfolios  Schedule of Portfolio Investments — continued
Investment Grade Convertible Fund  April 30, 2009

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Shares	Value
Savings & Loans (2.7%):
New York Community Capital Trust V, 6.00%	13,685	$445
Sovereign Capital Trust IV, 4.38%	14,200	281
		726
Total Convertible Preferred Stocks (Cost $7,348)		5,595
Total Investments (Cost $28,759) — 97.8%		26,045
Other assets in excess of liabilities — 2.2%		580
NET ASSETS — 100.0%		$26,625

(a)  Rate represents the effective yield at purchase.

(b)  Continuously callable with 20 days notice.

(c)  Variable or Floating Rate Security. Rate disclosed is as of 4/30/09.

(d)  Continuously callable with 30 days notice.

(e)  Continuously callable with 15 days notice.

(f)  Rule 144A security or other security which is restricted as to resale to institutional investors. The Fund's Adviser has deemed this security to be liquid based upon procedures approved by the Board of Trustees.

(g)  Security purchased on a "when-issued" basis.

(h)  All or a portion of this security has been segregated as collateral for securities purchased on a when-issued basis.

LLC — Limited Liability Co.

See notes to financial statements.

Statements of Assets and Liabilities

The Victory Portfolios   April 30, 2009

(Amounts in Thousands, Except Per Share Amounts)  (Unaudited)

	Balanced Fund	Investment Grade Convertible Fund
ASSETS:
Investments, at value (Cost $97,810 and $28,759) (a)	$93,611	$26,045
Cash	139	50
Interest and dividends receivable	413	148
Receivable for capital shares issued	5	6
Receivable for investments sold	3,711	482
Receivable from Adviser	8	1
Prepaid expenses	26	14
Total Assets	97,913	26,746
LIABILITIES:
Payable for investments purchased	3,239	80
Payable for capital shares redeemed	8	9
Payable for return of collateral received	8,724	—
Accrued expenses and other payables:
Investment advisory fees	41	16
Administration fees	6	2
Custodian fees	4	1
Transfer agent fees	4	2
Shareholder servicing fees	6	4
12b-1 fees	2	—
Other accrued expenses	26	7
Total Liabilities	12,060	121
NET ASSETS:
Capital	111,735	37,086
Accumulated undistributed net investment income (loss)	(9)	652
Accumulated net realized losses from investments	(21,674)	(8,399)
Net unrealized depreciation on investments	(4,199)	(2,714)
Net Assets	$85,853	$26,625
Net Assets
Class A Shares	$27,612	$17,978
Class C Shares	775	—
Class R Shares	3,342	—
Class I Shares	54,124	8,647
Total	$85,853	$26,625
Shares (unlimited number of shares authorized with a par value of $0.001 per share)
Class A Shares	2,839	2,060
Class C Shares	80	—
Class R Shares	344	—
Class I Shares	5,573	991
Total	8,836	3,051
Net asset value, offering (except Class A Shares) and redemption price per share: (b)
Class A Shares	$9.73	$8.73
Class C Shares (c)	$9.68	—
Class R Shares	$9.72	—
Class I Shares	$9.71	$8.73
Maximum sales charge — Class A Shares	5.75%	2.00%
Maximum offering price (100%/(100%-maximum sales charge) of net asset value adjusted to the nearest cent) per share — Class A Shares	$10.32	$8.91

(a)  Balanced Fund includes securities on loan of $8,403.

(b)  Per share amounts may not recalculate due to rounding of net assets and/or shares outstanding.

(c)  Redemption price per share varies by the length of time shares are held.

See notes to financial statements.

Statements of Operations

The Victory Portfolios  For the Six Months Ended April 30, 2009

(Amounts in Thousands)  (Unaudited)

	Balanced Fund	Investment Grade Convertible Fund
Investment Income:
Interest income	$973	$589
Dividend income	606	—
Income from securities lending, net	4	—
Total Income	1,583	589
Expenses:
Investment advisory fees	247	96
Administration fees	39	12
Shareholder servicing fees — Class A Shares	32	22
12b-1 fees — Class C Shares	3	—
12b-1 fees — Class R Shares	7	—
Custodian fees	18	3
Transfer agent fees	7	2
Transfer agent fees — Class A Shares	3	1
Transfer agent fees — Class R Shares	1	—
Transfer agent fees — Class I Shares	2	— (a)
Trustees' fees	4	1
Legal and audit fees	6	1
State registration and filing fees	22	10
Other expenses	28	13
Total Expenses	419	161
Expenses waived/reimbursed by Adviser	(25)	(4)
Net Expenses	394	157
Net Investment Income	1,189	432
Realized/Unrealized Gains (Losses) from Investment Transactions:
Net realized losses from investment transactions	(16,771)	(3,532)
Net realized gains from swaps	29	—
Change in unrealized appreciation/depreciation on investments and swaps	12,215	5,212
Net realized/unrealized gains (losses) from investments and swaps	(4,527)	1,680
Change in net assets resulting from operations	$(3,338)	$2,112

(a)  Rounds to less than $1,000.

See notes to financial statements.

The Victory Portfolios   Statements of Changes in Net Assets

(Amounts in Thousands)

	Balanced Fund		Investment Grade Convertible Fund
	Six Months Ended April 30, 2009	Year Ended October 31, 2008	Six Months Ended April 30, 2009	Year Ended October 31, 2008
	(Unaudited)		(Unaudited)
From Investment Activities:
Operations:
Net investment income	$1,189	$2,738	$432	$976
Net realized loss from investment transactions and swaps	(16,742)	(4,441)	(3,532)	(4,397)
Change in unrealized appreciation/ depreciation on investments and swaps	12,215	(29,999)	5,212	(14,522)
Change in net assets resulting from operations	(3,338)	(31,702)	2,112	(17,943)
Distributions to Shareholders:
From net investment income:
Class A Shares	(401)	(843)	(158)	(2,120)
Class C Shares	(7)	(7)	—	—
Class R Shares	(41)	(64)	—	—
Class I Shares	(940)	(1,989)	(74)	(827)
From net realized gains:
Class A Shares	—	(4,499)	—	(3,874)
Class C Shares	—	(56)	—	—
Class R Shares	—	(387)	—	—
Class I Shares	—	(8,598)	—	(972)
Change in net assets resulting from distributions to shareholders	(1,389)	(16,443)	(232)	(7,793)
Change in net assets from capital transactions	(638)	1,760	(2,452)	(11,207)
Change in net assets	(5,365)	(46,385)	(572)	(36,943)
Net Assets:
Beginning of period	91,218	137,603	27,197	64,140
End of period	$85,853	$91,218	$26,625	$27,197
Accumulated undistributed net investment income (loss)	$(9)	$191	$652	$452

See notes to financial statements.

The Victory Portfolios   Statements of Changes in Net Assets

(Amounts in Thousands)

	Balanced Fund		Investment Grade Convertible Fund
	Six Months Ended April 30, 2009	Year Ended October 31, 2008	Six Months Ended April 30, 2009	Year Ended October 31, 2008
	(Unaudited)		(Unaudited)
Capital Transactions:
Class A Shares
Proceeds from shares issued	$3,970	$3,290	$3,250	$3,537
Dividends reinvested	378	5,132	143	5,712
Cost of shares redeemed	(3,797)	(10,360)	(3,637)	(25,527)
Total Class A Shares	$551	$(1,938)	$(244)	$(16,278)
Class C Shares
Proceeds from shares issued	$415	$285	—	—
Dividends reinvested	5	42	—	—
Cost of shares redeemed	(60)	(255)	—	—
Total Class C Shares	$360	$72	—	—
Class R Shares
Proceeds from shares issued	$931	$1,084	—	—
Dividends reinvested	36	442	—	—
Cost of shares redeemed	(362)	(1,126)	—	—
Total Class R Shares	$605	$400	—	—
Class I Shares
Proceeds from shares issued	$1,699	$6,330	$1,721	$7,560
Dividends reinvested	940	10,587	74	1,799
Cost of shares redeemed	(4,793)	(13,691)	(4,003)	(4,288)
Total Class I Shares	$(2,154)	$3,226	$(2,208)	$5,071
Change in net assets from capital transactions	$(638)	$1,760	$(2,452)	$(11,207)
Share Transactions:
Class A Shares
Issued	431	255	400	289
Reinvested	41	381	18	451
Redeemed	(406)	(807)	(442)	(2,153)
Total Class A Shares	66	(171)	(24)	(1,413)
Class C Shares
Issued	43	23	—	—
Reinvested	1	3	—	—
Redeemed	(6)	(21)	—	—
Total Class C Shares	38	5	—	—
Class R Shares
Issued	97	86	—	—
Reinvested	4	33	—	—
Redeemed	(38)	(89)	—	—
Total Class R Shares	63	30	—	—
Class I Shares
Issued	184	497	211	629
Reinvested	101	788	9	146
Redeemed	(519)	(1,110)	(501)	(369)
Total Class I Shares	(234)	175	(281)	406
Change in Shares	(67)	39	(305)	(1,007)

See notes to financial statements.

The Victory Portfolios  Financial Highlights

For a Share Outstanding Throughout Each Period

	Balanced Fund
	Class A Shares
	Six Months Ended April 30, 2009	Year Ended October 31, 2008	Year Ended October 31, 2007		Year Ended October 31, 2006	Year Ended October 31, 2005	Year Ended October 31, 2004
	(Unaudited)
Net Asset Value, Beginning of Period	$10.26	$15.54	$13.89		$12.58	$12.08	$11.24
Investment Activities:
Net investment income	0.14	0.27	0.28		0.21	0.20	0.17
Net realized and unrealized gains (losses) on investments and swaps	(0.52)	(3.74)	1.78		1.32	0.53	0.88
Total from Investment Activities	(0.38)	(3.47)	2.06		1.53	0.73	1.05
Distributions:
Net investment income	(0.15)	(0.28)	(0.26)		(0.22)	(0.23)	(0.21)
Net realized gains from investments	—	(1.53)	(0.15)		—	—	—
Total Distributions	(0.15)	(1.81)	(0.41)		(0.22)	(0.23)	(0.21)
Net Asset Value, End of Period	$9.73	$10.26	$15.54		$13.89	$12.58	$12.08
Total Return (excludes sales charge) (a)	(3.67)%	(24.92)%	15.11	%(b)	12.25%	6.08%	9.37%
Ratios/Supplemental Data:
Net Assets at end of period (000)	$27,612	$28,442	$45,744		$121,807	$128,543	$124,494
Ratio of expenses to average net assets (c)	1.18%	1.15%	1.09%		1.18%	1.21%	1.26%
Ratio of net investment income to average net assets (c)	2.89%	2.07%	1.87%		1.55%	1.62%	1.42%
Ratio of expenses to average net assets (c) (d)	1.18%	1.15%	1.09%		1.18%	1.27%	1.30%
Ratio of net investment income to average net assets (c) (d)	2.89%	2.07%	1.87%		1.55%	1.56%	1.38%
Portfolio turnover (e)	117%	201%	171%		153%	127%	134%

(a)  Not annualized for periods less than one year.

(b)  During the year ended October 31, 2007, Victory Capital Management ("VCM") paid the Fund monies pursuant to an agreement reached among the Fund, BISYS (effective August 1, 2007, BISYS' parent company, BISYS Group Inc., was acquired by Citibank N.A.) and VCM relating to certain expenditures that, among other things, supported distribution of Fund shares. Had this payment not been made, the total return would have been 0.07% lower.

(c)  Annualized for periods less than one year.

(d)  During the period, certain fees were reduced and/or reimbursed. If such fee reductions and/or reimbursements had not occurred, the ratios would have been as indicated.

(e)  Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

See notes to financial statements.

The Victory Portfolios  Financial Highlights — continued

For a Share Outstanding Throughout Each Period

	Balanced Fund
	Class C Shares
	Six Months Ended April 30, 2009	Year Ended October 31, 2008	Year Ended October 31, 2007		Year Ended October 31, 2006	Year Ended October 31, 2005	Year Ended October 31, 2004
	(Unaudited)
Net Asset Value, Beginning of Period	$10.21	$15.49	$13.87		$12.56	$12.06	$11.22
Investment Activities:
Net investment income	0.12	0.16	0.14		0.11	0.10	0.12
Net realized and unrealized gains (losses) on investments and swaps	(0.54)	(3.73)	1.77		1.31	0.53	0.88
Total from Investment Activities	(0.42)	(3.57)	1.91		1.42	0.63	1.00
Distributions:
Net investment income	(0.11)	(0.18)	(0.14)		(0.11)	(0.13)	(0.16)
Net realized gains from investments	—	(1.53)	(0.15)		—	—	—
Total Distributions	(0.11)	(1.71)	(0.29)		(0.11)	(0.13)	(0.16)
Net Asset Value, End of Period	$9.68	$10.21	$15.49		$13.87	$12.56	$12.06
Total Return (excludes contingent deferred sales charge) (a)	(4.04)%	(25.61)%	13.95	%(b)	11.35%	5.25%	8.86%
Ratios/Supplemental Data:
Net Assets at end of period (000)	$775	$430	$566		$416	$415	$457
Ratio of expenses to average net assets (c)	2.00%	2.00%	2.00%		2.00%	2.00%	1.70%
Ratio of net investment income to average net assets (c)	2.89%	1.22%	0.95%		0.71%	0.85%	0.94%
Ratio of expenses to average net assets (c) (d)	3.16%	4.15%	3.88%		4.06%	4.12%	4.29%
Ratio of net investment income to average net assets (c) (d)	1.73%	(0.93)%	(0.93)%		(1.35)%	(1.27)%	1.65%
Portfolio turnover (e)	117%	201%	171%		153%	127%	134%

(a)  Not annualized for periods less than one year.

(b)  During the year ended October 31, 2007, Victory Capital Management ("VCM") paid the Fund monies pursuant to an agreement reached among the Fund, BISYS (effective August 1, 2007, BISYS' parent company, BISYS Group Inc., was acquired by Citibank N.A.) and VCM relating to certain expenditures that, among other things, supported distribution of Fund shares. Had this payment not been made, the total return would have been 0.07% lower.

(c)  Annualized for periods less than one year.

(d)  During the period, certain fees were reduced and/or reimbursed. If such fee reductions and/or reimbursements had not occurred, the ratios would have been as indicated.

(e)  Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

See notes to financial statements.

The Victory Portfolios  Financial Highlights — continued

For a Share Outstanding Throughout Each Period

	Balanced Fund
	Class R Shares
	Six Months Ended April 30, 2009	Year Ended October 31, 2008	Year Ended October 31, 2007		Year Ended October 31, 2006	Year Ended October 31, 2005	Year Ended October 31, 2004
	(Unaudited)
Net Asset Value, Beginning of Period	$10.25	$15.54	$13.90		$12.59	$12.09	$11.25
Investment Activities:
Net investment income	0.13	0.21	0.19		0.14	0.16	0.13
Net realized and unrealized gains (losses) on investments and swaps	(0.53)	(3.74)	1.79		1.33	0.53	0.89
Total from Investment Activities	(0.40)	(3.53)	1.98		1.47	0.69	1.02
Distributions:
Net investment income	(0.13)	(0.23)	(0.19)		(0.16)	(0.19)	(0.18)
Net realized gains from investments	—	(1.53)	(0.15)		—	—	—
Total Distributions	(0.13)	(1.76)	(0.34)		(0.16)	(0.19)	(0.18)
Net Asset Value, End of Period	$9.72	$10.25	$15.54		$13.90	$12.59	$12.09
Total Return (a)	(3.86)%	(25.31)%	14.48	%(b)	11.78%	5.69%	9.09%
Ratios/Supplemental Data:
Net Assets at end of period (000)	$3,342	$2,882	$3,908		$3,800	$4,166	$4,247
Ratio of expenses to average net assets (c)	1.60%	1.60%	1.60%		1.60%	1.57%	1.50%
Ratio of net investment income to average net assets (c)	2.89%	1.62%	1.35%		1.12%	1.27%	1.17%
Ratio of expenses to average net assets (c) (d)	1.72%	1.73%	1.74%		1.73%	1.77%	2.11%
Ratio of net investment income to average net assets (c) (d)	2.77%	1.49%	1.20%		0.99%	1.07%	0.56%
Portfolio turnover (e)	117%	201%	171%		153%	127%	134%

(a)  Not annualized for periods less than one year.

(b)  During the year ended October 31, 2007, Victory Capital Management ("VCM") paid the Fund monies pursuant to an agreement reached among the Fund, BISYS (effective August 1, 2007, BISYS' parent company, BISYS Group Inc., was acquired by Citibank N.A.) and VCM relating to certain expenditures that, among other things, supported distribution of Fund shares. Had this payment not been made, the total return would have been 0.07% lower.

(c)  Annualized for periods less than one year.

(d)  During the period, certain fees were reduced and/or reimbursed. If such fee reductions and/or reimbursements had not occurred, the ratios would have been as indicated.

(e)  Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

See notes to financial statements.

The Victory Portfolios  Financial Highlights — continued

For a Share Outstanding Throughout Each Period

	Balanced Fund
	Class I Shares
	Six Months Ended April 30, 2009	Year Ended October 31, 2008	Period Ended October 31, 2007(a)
	(Unaudited)
Net Asset Value, Beginning of Period	$10.24	$15.52	$14.80
Investment Activities:
Net investment income	0.13	0.32	0.05
Net realized and unrealized gains (losses) on investments and swaps	(0.50)	(3.74)	0.72
Total from Investment Activities	(0.37)	(3.42)	0.77
Distributions:
Net investment income	(0.16)	(0.33)	(0.05)
Net realized gains from investments	—	(1.53)	—
Total Distributions	(0.16)	(1.86)	(0.05)
Net Asset Value, End of Period	$9.71	$10.24	$15.52
Total Return (b)	(3.49)%	(24.70)%	5.22%
Ratios/Supplemental Data:
Net Assets at end of period (000)	$54,124	$59,464	$87,385
Ratio of expenses to average net assets (c)	0.80%	0.80%	0.80%
Ratio of net investment income to average net assets (c)	2.89%	2.42%	2.13%
Ratio of expenses to average net assets (c) (d)	0.87%	0.84%	0.83%
Ratio of net investment income to average net assets (c) (d)	2.82%	2.38%	2.10%
Portfolio turnover (e)	117%	201%	171%

(a)  Class I Shares commenced operations on August 31, 2007.

(b)  Not annualized for periods less than one year.

(c)  Annualized for periods less than one year.

(d)  During the period, certain fees were reduced and/or reimbursed. If such fee reductions had not occurred, the ratios would have been as indicated.

(e)  Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

See notes to financial statements.

The Victory Portfolios  Financial Highlights

For a Share Outstanding Throughout Each Period

	Investment Grade Convertible Fund
	Class A Shares
	Six Months Ended April 30, 2009	Year Ended October 31, 2008	Year Ended October 31, 2007		Year Ended October 31, 2006	Year Ended October 31, 2005	Year Ended October 31, 2004
	(Unaudited)
Net Asset Value, Beginning of Period	$8.11	$14.70	$13.33		$12.39	$11.96	$11.48
Investment Activities:
Net investment income	0.14	0.24 (a)	0.30		0.13	0.20	0.25
Net realized and unrealized gains (losses) on investments	0.55	(4.99)	1.47		0.98	0.41	0.49
Total from Investment Activities	0.69	(4.75)	1.77		1.11	0.61	0.74
Distributions:
Net investment income	(0.07)	(0.72)	(0.09)		(0.17)	(0.18)	(0.26)
Net realized gains from investments	—	(1.12)	(0.31)		—	—	—
Total Distributions	(0.07)	(1.84)	(0.40)		(0.17)	(0.18)	(0.26)
Net Asset Value, End of Period	$8.73	$8.11	$14.70		$13.33	$12.39	$11.96
Total Return (excludes sales charge) (b)	8.61%	(36.34)%	13.61	%(c)	9.04%	5.15%	6.42%
Ratios/Supplemental Data:
Net Assets at end of period (000)	$17,978	$16,895	$51,413		$62,237	$63,571	$68,448
Ratio of expenses to average net assets (d)	1.33%	1.25%	1.24%		1.36%	1.37%	1.34%
Ratio of net investment income to average net assets (d)	3.37%	1.99%	1.69%		1.02%	1.60%	2.10%
Ratio of expenses to average net assets (d) (e)	1.33%	1.25%	1.24%		1.36%	1.40%	1.34%
Ratio of net investment income to average net assets (d) (e)	3.37%	1.99%	1.69%		1.02%	1.57%	2.10%
Portfolio turnover (f)	19%	44%	44%		49%	44%	52%

(a)  Calculated using average shares for the period.

(b)  Not annualized for periods less than one year.

(c)  During the year ended October 31, 2007, Victory Capital Management ("VCM") paid the Fund monies pursuant to an agreement reached among the Fund, BISYS (effective August 1, 2007, BISYS' parent company, BISYS Group Inc., was acquired by Citibank N.A.) and VCM relating to certain expenditures that, among other things, supported distribution of Fund shares. Had this payment not been made, the total return would have been 0.07% lower.

(d)  Annualized for periods less than one year.

(e)  During the period, certain fees were reduced and/or reimbursed. If such fee reductions and/or reimbursements had not occurred, the ratios would have been as indicated.

(f)  Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

See notes to financial statements.

The Victory Portfolios  Financial Highlights — continued

(For a Share Outstanding Throughout Each Period)

	Investment Grade Convertible Fund
	Class I Shares
	Six Months Ended April 30, 2009	Year Ended October 31, 2008	Period Ended October 31, 2007(a)
	(Unaudited)
Net Asset Value, Beginning of Period	$8.10	$14.69	$14.08
Investment Activities:
Net investment income	0.13	0.25 (b)	0.04
Net realized and unrealized gains (losses) on investments	0.58	(4.96)	0.59
Total from Investment Activities	0.71	(4.71)	0.63
Distributions:
Net investment income	(0.08)	(0.76)	(0.02)
Net realized gains from investments	—	(1.12)	—
Total Distributions	(0.08)	(1.88)	(0.02)
Net Asset Value, End of Period	$8.73	$8.10	$14.69
Total Return (c)	8.82%	(36.17)%	4.45%
Ratios/Supplemental Data:
Net Assets at end of period (000)	$8,647	$10,302	$12,727
Ratio of expenses to average net assets (d)	1.00%	1.00%	1.00%
Ratio of net investment income to average net assets (d)	3.37%	2.09%	1.84%
Ratio of expenses to average net assets(d) (e)	1.08%	1.04%	1.08%
Ratio of net investment income to average net assets (d) (e)	3.29%	2.05%	1.76%
Portfolio turnover (f)	19%	44%	44%

(a)  Class I Shares commenced operations on August 31, 2007.

(b)  Calculated using average shares for the period.

(c)  Not annualized for periods less than one year.

(d)  Annualized for periods less than one year.

(e)  During the period, certain fees were reduced and/or reimbursed. If such fee reductions and/or reimbursements had not occurred, the ratios would have been as indicated.

(f)  Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

See notes to financial statements.

The Victory Portfolios  Schedule of Portfolio Investments
Core Bond Fund  April 30, 2009

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Principal Amount	Value
Collateralized Mortgage Obligations (7.0%)
Banc of America Commercial Mortgage, Inc., Series 2005-5, Class A2, 5.00%, 10/10/45	$406	$399
Bear Stearns Commercial Mortgage Securities Series 2001-T0P4, Class A3 5.61%, 11/15/33	690	692
Series 2003-T10, Class A2 4.74%, 3/13/40	360	336
Chase Mortgage Finance Corp. Series 2005-A1, Class M 5.31% (a), 12/25/35	854	100
Series 2005-A2, Class M 5.43% (a), 1/25/36	958	107
Series 2007-A1, Class 1B2 4.52% (a), 2/25/37	304	18
Series 2007-A1, Class 1M 4.52% (a), 2/25/37	681	70
Series 2007-A1, Class 2B1 5.80% (a), 3/25/37	550	33
Series 2007-A2, Class 1B1 4.64% (a), 7/25/37	327	43
Series 2007-A2, Class 1M 4.64% (a), 7/25/37	96	20
Series 2007-A2, Class 2M 4.64% (a), 7/25/37	101	10
Series 2007-S1, Class AM 6.08%, 2/25/37	345	42
Series 2007-S1, Class B1 6.08%, 2/25/37	253	8
ChaseFlex Trust, Series 2005-2, Class 4A3, 6.00% (a), 5/25/20	446	312
Citigroup Commercial Mortgage Trust, Series 2006-C4, Class AM, 5.92% (a), 3/15/49	385	199
Citigroup/Deutsche Bank Commercial Mortgage Trust, Series 2007-CD5, Class A4, 5.89% (a), 11/15/44	765	596
Fannie Mae Whole Loan, Series 2002-W7, Class A5, 7.50%, 2/25/29	461	499
Federal Home Loan Mortgage Corp., Structured Pass Through Securities, Series T-42, Class A5, 7.50%, 2/25/42	286	308
First Horizon Alternative Mortgage Securities, Series 2006-FA6, Class B1, 6.22% (a), 11/25/36	928	66
GS Mortgage Securities Corp. II, Series 2004-GG2, Class A5, 5.28% (a), 8/10/38	630	548
GSR Mortgage Loan Trust Series 2006-2F, Class B2 5.86% (a), 2/25/36	547	34
Series 2006-6F, Class M1 6.29% (a), 7/25/36	245	33
Series 2006-8F, Class B1 6.45% (a), 9/25/36	783	134
Series 2006-9F, Class M1 6.42% (a), 10/25/36	387	77
JPMorgan Mortgage Trust Series 2005-A1, Class IB1 4.91% (a), 2/25/35	982	217
Series 2005-A2, Class B1 4.81% (a), 4/25/35	1,240	279
Series 2005-A3, Class 1B1 4.99%, 6/25/35	754	177
Series 2005-A4, Class B1 5.19% (a), 7/25/35	768	216
Series 2005-A5, Class IB1 5.11% (a), 8/25/35	446	134
Series 2005-A6, Class 1B1 5.17% (a), 9/25/35	1,039	188
Series 2005-A8, Class B1 5.17% (a), 11/25/35	1,361	316
Series 2006-A1, Class B1 5.40% (a), 2/25/36	499	46
Series 2006-A2, Class IB1 5.68% (a), 4/25/36	1,398	155
Series 2006-A5, Class B1 5.90% (a), 8/25/36	740	72
Series 2006-S4, Class B1 6.40% (a), 1/25/37	477	43
Series 2006-S4, Class B2 6.40% (a), 1/25/37	630	35
Series 2007-A1, Class B1 4.81% (a), 7/25/35	578	83
Series 2007-A2, Class B2 5.84% (a), 4/25/37	549	36
Series 2007-A2, Class B3 5.84% (a), 4/25/37	245	9
Series 2007-A4, Class B1 5.74% (a), 6/25/37	807	67
Series 2007-A4, Class B2 5.74% (a), 6/25/37	289	15
Series 2007-A4, Class B3 5.74% (a), 6/25/37	239	7

See notes to financial statements.

The Victory Portfolios  Schedule of Portfolio Investments — continued
Core Bond Fund  April 30, 2009

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Principal Amount	Value
Merrill Lynch Mortgage Trust, Series 2005-LC1, Class A4, 5.29% (a), 1/12/44	$790	$680
Morgan Stanley Capital I, Series 2007-T27, Class A4, 5.80% (a), 6/13/42	835	710
Morgan Stanley Mortgage Loan Trust, Series 2004-6AR, Class CB2, 4.61% (a), 8/25/34	328	39
Structured Adjustable Rate Mortgage Loan Trust, Series 2004-4, Class B1, 4.17% (a), 4/25/34	351	77
Wachovia Bank Commercial Mortgage Trust, Series 2006-C25, Class A2, 5.68% (a), 5/15/43	275	261
Total Collateralized Mortgage Obligations (Cost $26,810)		8,546
Commercial Paper (1.6%)
Toyota Motor Credit Corp., 0.18% (b), 5/1/09	2,018	2,018
Total Commercial Paper (Amortized Cost $2,018)		2,018
Corporate Bonds (42.2%)
Airlines (0.7%):
Delta Air Lines, Inc., Series 02G2, 6.42%, 7/2/12	1,015	822
Automotive (0.2%):
DaimlerChrysler North America Holding Corp. 7.30%, 1/15/12	138	140
8.50%, 1/18/31	80	75
		215
Banks (1.9%):
Bank of America Corp., 6.25%, 4/15/12	315	306
European Investment Bank 4.63%, 3/21/12	235	251
4.63%, 5/15/14	493	522
Fifth Third Bancorp, 4.50%, 6/1/18	260	149
Inter-American Development Bank, 4.50%, 9/15/14	264	278
Landwirtschaftliche Rentenbank, Series 7, 3.75%, 6/15/09	395	396
Mellon Funding Corp., 6.38%, 2/15/10	270	275
Wells Fargo Co., 5.13%, 9/15/16	205	180
		2,357
Beverages (0.2%):
Coca-Cola Enterprises, Inc. 8.50%, 2/1/12	141	158
8.50%, 2/1/22	85	106
		264
Building — Residential & Commercial (3.0%):
Centex Corp., 4.55%, 11/1/10	3,850	3,735
Chemicals (1.2%):
The Lubrizol Corp. 8.88%, 2/1/19	645	700
6.50%, 10/1/34	960	737
		1,437

See notes to financial statements.

The Victory Portfolios  Schedule of Portfolio Investments — continued
Core Bond Fund  April 30, 2009

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Principal Amount	Value
Computers & Peripherals (0.1%):
International Business Machines Corp., 6.50%, 1/15/28	$135	$141
Cosmetics & Toiletries (0.2%):
Kimberly-Clark Corp. 5.00%, 8/15/13	110	115
6.25%, 7/15/18	90	96
Procter & Gamble Co., 4.95%, 8/15/14	80	86
		297
Electric Integrated (2.9%):
Cleveland Electric Illuminating Co., 5.95%, 12/15/36	880	672
Dominion Resources, Inc., Series C, 5.15%, 7/15/15	115	112
Energy East Corp., 6.75%, 9/15/33	380	304
MidAmerican Energy Holdings, 6.50%, 9/15/37	150	136
Nevada Power Co., Series V, 7.13%, 3/15/19	1,215	1,232
Potomac Electric Power Co., 4.65%, 4/15/14	550	510
PPL Electric Utilities, 6.25%, 8/15/09	370	373
Southern California Edison Co., 5.63%, 2/1/36	180	171
		3,510
Electronics (0.2%):
General Electric Co., 5.00%, 2/1/13	235	241
Financial Services (3.1%):
Boeing Capital Corp. 6.10%, 3/1/11	90	95
5.80%, 1/15/13	69	73
Caterpillar Financial Service Corp. 4.50%, 6/15/09	60	60
4.60%, 1/15/14, MTN	50	48
6.13%, 2/17/14, MTN	465	474
7.15%, 2/15/19, MTN	440	432
Citigroup, Inc. 6.50%, 8/19/13	990	903
5.00%, 9/15/14	200	137
Credit Suisse First Boston USA, Inc., 6.50%, 1/15/12	370	388
General Electric Capital Corp., Series A, 6.15%, 8/7/37, MTN	210	149
Goldman Sachs Group, Inc. 6.88%, 1/15/11	157	164
5.75%, 10/1/16	305	285
HSBC Finance Corp., 6.75%, 5/15/11	233	229
SLM Corp., Series A, 5.63%, 1/25/25, Callable 1/25/10 @ 100, MTN	425	94
Toyota Motor Credit Corp. 4.25%, 3/15/10	116	118
4.35%, 12/15/10	1	1
Unilever Capital Corp., 5.90%, 11/15/32	100	96
		3,746
Food Distributors, Supermarkets & Wholesalers (0.2%):
Kroger Co., 7.50%, 4/1/31	85	93
Safeway, Inc., 7.50%, 9/15/09	120	122
		215

See notes to financial statements.

The Victory Portfolios  Schedule of Portfolio Investments — continued
Core Bond Fund  April 30, 2009

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Principal Amount	Value
Forest Products & Paper (0.7%):
International Paper Co., 7.40%, 6/15/14	$970	$875
Health Care (0.6%):
Humana, Inc., 7.20%, 6/15/18	565	475
UnitedHealth Group, Inc., 4.88%, 3/15/15	130	122
WellPoint, Inc. 6.80%, 8/1/12	75	77
5.95%, 12/15/34	100	79
		753
Insurance (0.4%):
Allstate Life Global Funding Trust, 4.50%, 5/29/09	96	96
Cigna Corp., 7.00%, 1/15/11	45	44
Cincinnati Financial Corp., 6.13%, 11/1/34	140	91
Marsh & Mclennan Cos., Inc., 5.75%, 9/15/15	117	104
MetLife, Inc., 5.38%, 12/15/12	110	105
		440
Manufacturing — Diversified (0.4%):
Ingersoll-Rand Global Holding Co. Ltd., 9.50%, 4/15/14	415	434
Media (0.1%):
News America, Inc., 6.20%, 12/15/34	90	68
Time Warner, Inc., 6.88%, 5/1/12	64	67
		135
Medical Supplies (0.1%):
Cardinal Health, Inc. 6.75%, 2/15/11	75	77
5.85%, 12/15/17	115	103
		180
Metal Fabrication (0.3%):
Timken Co., 5.75%, 2/15/10	430	430
Office Furnishing (0.5%):
Steelcase, Inc., 6.50%, 8/15/11	620	612
Oil & Gas — Exploration & Production (0.9%):
Merey Sweeny LP, 8.85%, 12/18/19 (c)	792	732
Western Oil Sands, Inc., 8.38%, 5/1/12	395	422
		1,154
Oil Companies — Integrated (0.1%):
ConocoPhillips Co., 8.75%, 5/25/10	150	161
Oil Marketing & Refining (1.2%):
Valero Energy Corp., 7.50%, 4/15/32	1,810	1,489
Oilfield Services & Equipment (0.8%):
Weatherford International Ltd., 7.00%, 3/15/38	1,410	1,043

See notes to financial statements.

The Victory Portfolios  Schedule of Portfolio Investments — continued
Core Bond Fund  April 30, 2009

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Principal Amount	Value
Pharmaceuticals (0.2%):
Wyeth 6.95%, 3/15/11	$105	$113
6.50%, 2/1/34	150	152
		265
Pipelines (8.1%):
DCP Midstream LLC, 9.75%, 3/15/19 (c)	2,390	2,371
El Paso Corp., 6.75%, 5/15/09	730	729
Enbridge Energy Partners LP, 9.88%, 3/1/19	1,170	1,256
Energy Transfer Partners LP, 9.70%, 3/15/19	1,760	1,955
Enterprise Products Operating LP, 7.50%, 2/1/11	220	226
ONEOK Partners LP, 6.65%, 10/1/36	3,055	2,256
Teppco Partners LP 6.13%, 2/1/13	690	665
7.55%, 4/15/38	615	471
		9,929
Radio & Television (1.0%):
British Sky Broadcasting PLC, 8.20%, 7/15/09	605	612
Comcast Corp. 4.95%, 6/15/16	215	204
6.45%, 3/15/37	165	153
Cox Communications, Inc., 7.13%, 10/1/12	273	276
		1,245
Railroads (0.5%):
Burlington Northern Santa Fe, Inc. 7.13%, 12/15/10	200	209
5.75%, 3/15/18	375	373
		582
Real Estate Investment Trusts (1.4%):
Simon Property Group LP 5.00%, 3/1/12, Callable 12/2/11 @ 100	650	602
5.30%, 5/30/13	1,220	1,090
		1,692
Restaurants (2.1%):
Darden Restaurants, Inc. 5.63%, 10/15/12	995	950
6.80%, 10/15/37	2,165	1,601
		2,551
Retail — Department Stores (1.5%):
J.C. Penney Corp., Inc., 8.00%, 3/1/10	1,852	1,862
Retail — Discount (0.2%):
Target Corp., 5.88%, 3/1/12	131	139
Wal-Mart Stores, Inc., 4.13%, 2/15/11	122	127
		266

See notes to financial statements.

The Victory Portfolios  Schedule of Portfolio Investments — continued
Core Bond Fund  April 30, 2009

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Principal Amount	Value
Retail — Specialty Stores (1.8%):
Staples, Inc., 9.75%, 1/15/14	$1,975	$2,167
Software & Computer Services (0.2%):
Oracle Corp., 5.75%, 4/15/18	185	196
Steel (1.3%):
ArcelorMittal, 6.13%, 6/1/18	2,000	1,612
Telecommunications — Cellular (0.2%):
New Cingular Wireless Services, 8.13%, 5/1/12	76	84
Vodafone Group PLC 5.63%, 2/27/17	90	90
6.15%, 2/27/37	95	92
		266
Telecommunications — Equipment (0.1%):
Motorola, Inc., 7.63%, 11/15/10	79	79
Tobacco (2.2%):
Altria Group, Inc. 9.95%, 11/10/38	1,915	2,102
10.20%, 2/6/39	500	551
		2,653
Utilities — Electric (0.5%):
Dominion Resources, Inc., Series A, 5.60%, 11/15/16	185	181
Pacific Gas & Electric Co. 4.80%, 3/1/14	149	153
6.05%, 3/1/34	130	131
Progress Energy, Inc., 6.85%, 4/15/12	149	158
		623
Utilities — Telecommunications (0.9%):
British Telecom PLC, 8.63%, 12/15/10	235	245
Telecom Italia Capital S.A., 5.25%, 10/1/15	1,005	893
		1,138
Total Corporate Bonds (Cost $52,178)		51,812
Municipal Bonds (1.6%)
California (0.5%):
State Build America Bonds, GO, 7.55%, 4/1/39, AMT	620	647
Florida (0.4%):
Volusia County Sales Tax Revenue, 5.00%, 10/1/18, FSA	450	487
Illinois (0.2%):
State Taxable Pension, GO, 5.10%, 6/1/33	280	231
New Jersey (0.5%):
State Turnpike Authority, Build America Bonds Revenue, Series F, 7.41%, 1/1/40, AMT	495	539
Total Municipal Bonds (Cost $1,903)		1,904

See notes to financial statements.

The Victory Portfolios  Schedule of Portfolio Investments — continued
Core Bond Fund  April 30, 2009

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Principal Amount	Value
U.S. Government Agency Securities (0.3%)
Small Business Administration, 6.15%, 4/1/19	$355	$375
Total U.S. Government Agency Securities (Cost $355)		375
U.S. Government Mortgage Backed Agencies (24.0%)
Federal Home Loan Mortgage Corp. 8.00%, 6/1/17	174	186
6.00%, 9/1/21	521	547
7.50%, 4/1/28	14	16
6.50%, 8/1/29-11/1/34	1,660	1,784
7.00%, 1/1/30	9	9
5.00%, 6/1/34	1,271	1,310
Federal National Mortgage Assoc. 10.00%, 11/1/13	20	23
10.50%, 11/1/13	10	11
11.00%, 11/1/13	15	18
8.00%, 11/1/19-2/1/33	256	281
5.50%, 2/1/22-4/1/37 (d)	9,280	9,659
7.00%, 10/1/26-12/1/29	45	50
4.50%, 10/1/27-4/1/37 (e)	2,235	2,286
6.50%, 9/1/28-9/1/37	1,479	1,574
7.50%, 12/1/28-11/1/29	8	9
6.00%, 10/1/29-5/1/38	5,271	5,539
8.50%, 4/1/31	15	17
5.00%, 11/1/33-7/1/37	5,382	5,561
Government National Mortgage Assoc. 4.50%, 2/1/28 (e)	595	606
7.50%, 12/15/27-4/15/29	6	6
Total U.S. Government Mortgage Backed Agencies (Cost $28,104)		29,492
U.S. Treasury Obligations (22.4%)
U.S. Treasury Bonds, 4.50%, 5/15/38 (f)	705	759
U.S. Treasury Notes 2.13%, 4/30/10 (f)	2,745	2,790
4.25%, 1/15/11 (f)	8,436	8,938
1.75%, 3/31/14 (f)	2,275	2,249
2.75%, 2/15/19 (f)	13,145	12,732
Total U.S. Treasury Obligations (Cost $27,751)		27,468
Short-Term Securities Held as Collateral for Securities Lending (20.0%)
Pool of various securities for Victory Funds — footnote 2 (Securities Lending)	24,560	24,509
Total Short-Term Securities Held as Collateral for Securities Lending (Cost $24,560)		24,509
Total Investments (Cost $163,679) — 119.1%		146,124
Liabilities in excess of other assets — (19.1)%		(23,482)
NET ASSETS — 100.0%		$122,642

See notes to financial statements.

The Victory Portfolios  Schedule of Portfolio Investments — continued
Core Bond Fund  April 30, 2009

(Amounts in Thousands, Except for Shares)  (Unaudited)

(a)  Variable or Floating Rate Security. Rate disclosed is as of 4/30/09.

(b)  Rate represents the effective yield at purchase.

(c)  Rule 144A security or other security which is restricted as to resale to institutional investors. The Fund's Adviser has deemed this security to be liquid based upon procedures approved by the Board of Trustees.

(d)  All or a portion of this security has been segregated as collateral for securities purchased on a when-issued basis.

(e)  Security purchased on a "when-issued" basis.

(f)  A portion or all of the security was held on loan.

AMT — Subject to Alternative Minimum Tax

FSA — Insured by Federal Security Assurance

GO — General Obligation

LLC — Limited Liability Co.

LP — Limited Partnership

MTN — Medium Term Note

PLC — Public Liability Co.

See notes to financial statements.

The Victory Portfolios  Schedule of Portfolio Investments
Fund for Income  April 30, 2009

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Principal Amount	Value
Government National Mortgage Association (84.0%)
Multi-family (8.9%):
Collateralized Mortgage Obligations (4.2%):
Government National Mortgage Assoc. Series 2003-108, Class BH 7.50%, 2/16/34	$3,695	$3,997
Series 2003-36, Class B 7.50%, 2/16/31	128	128
Series 2003-47, Class B 8.00%, 10/16/27	2,780	2,954
Series 2003-59, Class B 7.50%, 7/16/18	859	863
Series 2003-87, Class BH 7.50%, 8/16/32	5,935	6,449
		14,391
Pass-throughs (4.7%):
Government National Mortgage Assoc. 7.88%, 7/15/21-7/15/27	4,182	4,570
7.92%, 7/15/23	661	701
8.00%, 7/15/24-8/15/31	3,954	4,138
7.95%, 4/15/25	377	396
8.25%, 4/15/27-9/15/30	658	688
8.60%, 5/15/27	529	538
7.75%, 6/15/30-11/15/38	3,058	3,237
8.13%, 6/15/41	1,932	2,031
		16,299
		30,690
Single Family (75.1%):
Collateralized Mortgage Obligations (6.5%):
Government National Mortgage Assoc. Series 1995-4, Class CQ 8.00%, 6/20/25	10	11
Series 1997-2, Class E 7.50%, 2/20/27	41	43
Series 1999-1, Class Z 6.50%, 1/20/29	4,253	4,567
Series 1999-32, Class ZB 8.00%, 9/16/29	6,780	7,502
Series 1999-41, Class Z 8.00%, 11/16/29	715	778
Series 1999-9, Class C 7.00%, 3/16/29	2,991	3,257
Series 2000-1, Class PK 8.00%, 1/16/30	174	189
Series 2000-21, Class Z 9.00%, 3/16/30	1,027	1,163
Series 2000-37, Class B 8.00%, 12/20/30	106	109
Series 2001-25, Class PE 7.00%, 5/20/31	3,743	3,959
Series 2005-72, Class H 11.50%, 11/16/17	547	619
		22,197
Pass-throughs (68.6%):
Government National Mortgage Assoc. 9.00%, 10/15/09-6/20/30	6,203	6,824
9.50%, 12/15/09-12/15/21	4,317	4,726
7.50%, 8/15/10-2/15/35	62,527	67,283
10.00%, 5/15/12-2/15/26	35,698	41,018
8.50%, 3/15/15-2/15/32	13,270	14,498
11.00%, 11/15/15-12/15/15	10	12
7.00%, 4/15/16-1/20/38	27,718	29,581

See notes to financial statements.

The Victory Portfolios  Schedule of Portfolio Investments — continued
Fund for Income  April 30, 2009

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Shares or Principal Amount	Value
8.75%, 3/20/17	$23	$25
8.00%, 4/15/17-12/15/35	47,998	53,145
10.50%, 4/15/18-12/15/20	159	178
8.85%, 5/15/18-12/15/18	758	815
8.15%, 3/15/19-12/15/19	76	83
11.50%, 4/15/19-9/15/20	928	983
8.25%, 4/20/20-1/15/30	161	176
7.95%, 7/20/20	420	452
7.75%, 8/20/20-1/20/21	420	448
8.38%, 10/15/20	1,310	1,418
7.65%, 10/20/21-7/20/22	407	433
7.29%, 12/20/21-11/20/22	473	505
7.60%, 2/20/22	173	184
7.89%, 10/20/22	1,000	1,077
6.50%, 11/15/23-9/15/34	10,436	11,106
		234,970
		257,167
Total Government National Mortgage Association (Cost $287,015)		287,857
U.S. Treasury Obligations (15.2%)
U.S. Treasury Bills, 0.30% (a), 5/7/09	10,909	10,909
U.S. Treasury Bonds, 11.25%, 2/15/15	27,750	41,148
Total U.S. Treasury Obligations (Cost $49,603)		52,057
Money Market Fund (0.3%)
Federated U.S. Treasury Cash Reserve Fund, 0.01% (b)	1,094,352	1,094
Total Money Market Funds (Cost $1,094)		1,094
Total Investments (Cost $337,712) — 99.5%		341,008
Other assets in excess of liabilities — 0.5%		1,563
NET ASSETS — 100.0%		$342,571

(a)  Rate represents the effective yield at purchase.

(b)  Rate disclosed is the daily yield on 4/30/09.

See notes to financial statements.

  Statements of Assets and Liabilities
The Victory Portfolios   April 30, 2009

(Amounts in Thousands, Except Per Share Amounts)  (Unaudited)

	Core Bond Fund	Fund for Income
ASSETS:
Investments, at value (Cost $163,679 and $337,712) (a)	$146,124	$341,008
Cash	411	50
Interest receivable	1,511	2,408
Receivable for capital shares issued	— (b)	148
Receivable for investments sold	12,258	—
Receivable from Adviser	37	—
Prepaid expenses	16	32
Total Assets	160,357	343,646
LIABILITIES:
Payable for investments purchased	13,015	—
Payable for capital shares redeemed	40	741
Payable for return of collateral received	24,560	—
Accrued expenses and other payables:
Investment advisory fees	50	141
Administration fees	9	26
Custodian fees	4	4
Transfer agent fees	4	16
Trustee fees	—	1
Shareholder servicing fees	14	50
12b-1 fees	—	27
Other accrued expenses	19	69
Total Liabilities	37,715	1,075
NET ASSETS:
Capital	150,892	393,883
Accumulated undistributed net investment income (loss)	5	(2,495)
Accumulated net realized losses from investments	(10,700)	(52,113)
Net unrealized appreciation (depreciation) on investments	(17,555)	3,296
Net Assets	$122,642	$342,571
Net Assets
Class A Shares	$64,735	$249,846
Class C Shares	—	12,912
Class R Shares	—	79,813
Class I Shares	57,907	—
Total	$122,642	$342,571
Shares (unlimited number of shares authorized with a par value of $0.001 per share)
Class A Shares	7,826	21,747
Class C Shares	—	1,127
Class R Shares	—	6,943
Class I Shares	7,006	—
Total	14,832	29,817
Net asset value, offering (except Class A Shares) and redemption price per share:
Class A Shares	$8.27	$11.49
Class C Shares (c)	—	$11.46
Class R Shares	—	$11.50
Class I Shares	$8.27	—
Maximum sales charge — Class A Shares	2.00%	2.00%
Maximum offering price (100%/(100%-maximum sales charge) of net asset value adjusted to the nearest cent) per share — Class A Shares	$8.44	$11.72

(a)  Core Bond Fund includes securities on loan of $23,730.

(b)  Rounds to less than $1,000.

(c)  Redemption price per share varies by length of time shares are held.

See notes to financial statements.

  Statements of Operations
The Victory Portfolios  For the Six Months Ended April 30, 2009

(Amounts in Thousands)  (Unaudited)

	Core Bond Fund	Fund for Income
Investment Income:
Interest income	$4,001	$7,902
Dividend income	—	3
Income from securities lending, net	20	—
Total Income	4,021	7,905
Expenses:
Investment advisory fees	315	804
Administration fees	60	154
Shareholder servicing fees — Class A Shares	85	287
12b-1 fees — Class C Shares	—	59
12b-1 fees — Class R Shares	—	101
Custodian fees	14	28
Transfer agent fees	11	29
Transfer agent fees — Class A Shares	4	14
Transfer agent fees — Class C Shares	—	3
Transfer agent fees — Class R Shares	—	15
Transfer agent fees — Class I Shares	2	—
Trustees' fees	7	16
Legal and audit fees	9	23
Other expenses	41	85
Total Expenses	548	1,618
Expenses waived/reimbursed by adviser	(117)	(1)
Net Expenses	431	1,617
Net Investment Income	3,590	6,288
Realized/Unrealized Gains from Investment Transactions:
Net realized gains from investment transactions	370	2,428
Net realized gains from swaps	88	—
Change in unrealized appreciation/depreciation on investments and swaps	49	7,281
Net realized/unrealized gains from investments and swaps	507	9,709
Change in net assets resulting from operations	$4,097	$15,997

See notes to financial statements.

The Victory Portfolios   Statements of Changes in Net Assets

(Amounts in Thousands)

	Core Bond Fund		Fund for Income
	Six Months Ended April 30, 2009	Year Ended October 31, 2008	Six Months Ended April 30, 2009	Year Ended October 31, 2008
	(Unaudited)		(Unaudited)
From Investment Activities:
Operations:
Net investment income	$3,590	$7,588	$6,288	$11,318
Net realized gains (losses) from investment transactions and swaps	458	(569)	2,428	(27)
Net change in unrealized appreciation/ depreciation on investments and swaps	49	(17,647)	7,281	(1,240)
Change in net assets resulting from operations	4,097	(10,628)	15,997	10,051
Distributions to Shareholders:
From net investment income:
Class A Shares	(2,100)	(4,495)	(6,873)	(11,591)
Class C Shares	—	—	(303)	(623)
Class R Shares	—	—	(2,366)	(5,359)
Class I Shares	(1,872)	(3,662)	—	—
Change in net assets resulting from distributions to shareholders	(3,972)	(8,157)	(9,542)	(17,573)
Change in net assets from capital transactions	(6,295)	(17,545)	39,915	21,128
Change in net assets	(6,170)	(36,330)	46,370	13,606
Net Assets:
Beginning of period	128,812	165,142	296,201	282,595
End of period	$122,642	$128,812	$342,571	$296,201
Accumulated undistributed net investment income (loss)	$5	$387	$(2,495)	$759

See notes to financial statements.

The Victory Portfolios   Statements of Changes in Net Assets

(Amounts in Thousands)

	Core Bond Fund		Fund for Income
	Six Months Ended April 30, 2009	Year Ended October 31, 2008	Six Months Ended April 30, 2009	Year Ended October 31, 2008
	(Unaudited)		(Unaudited)
Capital Transactions:
Class A Shares
Proceeds from shares issued	$3,165	$16,575	$69,236	$102,299
Dividends reinvested	2,046	4,401	6,597	11,100
Cost of shares redeemed	(11,322)	(37,831)	(34,237)	(76,523)
Total Class A Shares	$(6,111)	$(16,855)	$41,596	$36,876
Class C Shares
Proceeds from shares issued	—	—	$2,667	$2,472
Dividends reinvested	—	—	136	287
Cost of shares redeemed	—	—	(1,367)	(4,045)
Total Class C Shares	—	—	$1,436	$(1,286)
Class R Shares
Proceeds from shares issued	—	—	$4,350	$6,192
Dividends reinvested	—	—	1,717	3,883
Cost of shares redeemed	—	—	(9,184)	(24,537)
Total Class R Shares	—	—	$(3,117)	$(14,462)
Class I Shares
Proceeds from shares issued	$3,690	$12,248	—	—
Dividends reinvested	1,872	3,662	—	—
Cost of shares redeemed	(5,746)	(16,600)	—	—
Total Class I Shares	$(184)	$(690)	—	—
Change in net assets from capital transactions	$(6,295)	$(17,545)	$39,915	$21,128
Share Transactions:
Class A Shares
Issued	382	1,806	6,045	8,853
Reinvested	245	489	575	963
Redeemed	(1,350)	(4,153)	(2,988)	(6,648)
Total Class A Shares	(723)	(1,858)	3,632	3,168
Class C Shares
Issued	—	—	233	214
Reinvested	—	—	12	25
Redeemed	—	—	(120)	(350)
Total Class C Shares	—	—	125	(111)
Class R Shares
Issued	—	—	379	534
Reinvested	—	—	150	336
Redeemed	—	—	(800)	(2,120)
Total Class R Shares	—	—	(271)	(1,250)
Class I Shares
Issued	439	1,322	—	—
Reinvested	225	407	—	—
Redeemed	(693)	(1,841)	—	—
Total Class I Shares	(29)	(112)	—	—
Change in shares	(752)	(1,970)	3,486	1,807

See notes to financial statements.

The Victory Portfolios  Financial Highlights

For a Share Outstanding Throughout Each Period

	Core Bond Fund
	Class A Shares
	Six Months Ended April 30, 2009	Year Ended October 31, 2008	Year Ended October 31, 2007		Year Ended October 31, 2006		Year Ended October 31, 2005	Year Ended October 31, 2004
	(Unaudited)
Net Asset Value, Beginning of Period	$8.27	$9.41	$9.44		$9.45		$9.89	$9.95
Investment Activities:
Net investment income	0.25	0.45	0.45		0.42		0.33	0.29
Net realized and unrealized gains (losses) on investments and swaps	0.01	(1.11)	(0.03)		0.02	(a)	(0.37)	0.04
Total from Investment Activities	0.26	(0.66)	0.42		0.44		(0.04)	0.33
Distributions:
Net investment income	(0.26)	(0.48)	(0.45)		(0.45)		(0.40)	(0.39)
Total Distributions	(0.26)	(0.48)	(0.45)		(0.45)		(0.40)	(0.39)
Net Asset Value, End of Period	$8.27	$8.27	$9.41		$9.44		$9.45	$9.89
Total Return (excludes sales charge) (b)	3.11%	(7.34)%	4.62	%(c)	4.82%		(0.44)%	3.33%
Ratios/Supplemental Data:
Net Assets at end of period (000)	$64,735	$70,689	$97,931		$156,993		$179,892	$187,308
Ratio of expenses to average net assets (d)	0.80%	0.80%	0.80%		0.82%		0.83%	1.07%
Ratio of net investment income to average net assets (d)	5.70%	4.85%	4.85%		4.50%		3.40%	2.98%
Ratio of expenses to average net assets (d) (e)	0.99%	0.97%	0.96%		1.02%		1.09%	1.26%
Ratio of net investment income to average net assets (d) (e)	5.51%	4.68%	4.69%		4.30%		3.14%	2.79%
Portfolio turnover (f)	203%	333%	318%		341	%(g)	187%	125%

(a)  The amount shown for a share outstanding throughout the period does not accord with the change in aggregate gains and losses in the portfolio securities during the period because of timing of sales and purchases of fund shares in relation to fluctuating market values during the period.

(b)  Not annualized for periods less than one year.

(c)  During the year ended October 31, 2007, Victory Capital Management ("VCM") paid the Fund monies pursuant to an agreement reached among the Fund, BISYS (effective August 1, 2007, BISYS' parent company, BISYS Group Inc., was acquired by Citibank N.A.) and VCM relating to certain expenditures that, among other things, supported distribution of Fund shares. Had this payment not been made, the total return would have been 0.07% lower.

(d)  Annualized for periods less than one year.

(e)  During the period, certain fees were reduced and/or reimbursed. If such fee reductions and/or reimbursements had not occurred, the ratios would have been as indicated.

(f)  Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

(g)  The increase in the Fund's portfolio turnover can be attributed in part to the repositioning of its holdings to closer resemble its benchmark.

See notes to financial statements.

The Victory Portfolios  Financial Highlights — continued

(For a Share Outstanding Throughout Each Period)

	Core Bond Fund
	Class I Shares
	Six Months Ended April 30, 2009	Year Ended October 31, 2008	Period Ended October 31, 2007(a)
	(Unaudited)
Net Asset Value, Beginning of Period	$8.26	$9.40	$9.33
Investment Activities:
Net investment income	0.25	0.47	0.08
Net realized and unrealized gains (losses) on investments and swaps	0.03	(1.11)	0.06
Total from investment activities	0.28	(0.64)	0.14
Distributions:
Net investment income	(0.27)	(0.50)	(0.07)
Total Distributions	(0.27)	(0.50)	(0.07)
Net Asset Value, End of Period	$8.27	$8.26	$9.40
Total Return (b)	3.37%	(7.11)%	1.48%
Ratios/Supplemental Data:
Net Assets at end of period (000)	$57,907	$58,123	$67,211
Ratio of expenses to average net assets (c)	0.55%	0.55%	0.55%
Ratio of net investment income to average net assets (c)	5.70%	5.10%	4.93%
Ratio of expenses to average net assets (c) (d)	0.73%	0.72%	0.71%
Ratio of net investment income to average net assets (c) (d)	5.52%	4.93%	4.77%
Portfolio turnover (e)	203%	333%	318%

(a)  Class I Shares commenced operations on August 31, 2007.

(b)  Not annualized for periods less than one year.

(c)  Annualized for periods less than one year.

(d)  During the period, certain fees were reduced and/or reimbursed. If such fee reductions and/or reimbursements had not occurred, the ratios would have been as indicated.

(e)  Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

See notes to financial statements.

The Victory Portfolios  Financial Highlights

For a Share Outstanding Throughout Each Period

	Fund for Income
	Class A Shares
	Six Months Ended April 30, 2009	Year Ended October 31, 2008	Year Ended October 31, 2007		Year Ended October 31, 2006	Year Ended October 31, 2005	Year Ended October 31, 2004
	(Unaudited)
Net Asset Value, Beginning of Period	$11.25	$11.52	$11.64		$11.91	$12.56	$12.87
Investment Activities:
Net investment income	0.23	0.47	0.61		0.53	0.42	0.35 (a)
Net realized and unrealized gains (losses) on investments	0.35	(0.04)	—	(b)	(0.09)	(0.38)	0.07
Total from Investment Activities	0.58	0.43	0.61		0.44	0.04	0.42
Distributions to shareholders:
Net investment income	(0.34)	(0.70)	(0.73)		(0.71)	(0.69)	(0.73)
Total Distributions	(0.34)	(0.70)	(0.73)		(0.71)	(0.69)	(0.73)
Net Asset Value, End of Period	$11.49	$11.25	$11.52		$11.64	$11.91	$12.56
Total Return (excludes sales charge) (c)	5.19%	3.73%	5.43	%(d)	3.81%	0.35%	3.36%
Ratios/Supplemental Data:
Net Assets at end of period (000)	$249,846	$203,767	$172,233		$162,863	$169,399	$189,716
Ratio of expenses to average net assets (e)	0.96%	0.95%	0.98%		1.01%	1.01%	1.00%
Ratio of net investment income to average net assets (e)	3.95%	3.88%	5.24%		4.56%	3.48%	2.77%
Ratio of expenses to average net assets (e) (f)	0.96%	0.95%	0.98%		1.01%	1.07%	1.03%
Ratio of net investment income to average net assets (e) (f)	3.95%	3.88%	5.24%		4.56%	3.42%	2.74%
Portfolio turnover (g)	35%	38%	75%		30%	20%	34%

(a)  Calculated using average shares for the period.

(b)  Rounds to less than $0.001 per share.

(c)  Not annualized for periods less than one year.

(d)  During the year ended October 31, 2007, Victory Capital Management ("VCM") paid the Fund monies pursuant to an agreement reached among the Fund, BISYS (effective August 1, 2007, BISYS' parent company, BISYS Group Inc., was acquired by Citibank N.A.) and VCM relating to certain expenditures that, among other things, supported distribution of Fund shares. Had this payment not been made, the total return would have been 0.07% lower.

(e)  Annualized for periods less than one year.

(f)  During the period, certain fees were reduced and/or reimbursed. If such fee reductions and/or reimbursements had not occurred, the ratios would have been as indicated.

(g)  Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

See notes to financial statements.

The Victory Portfolios  Financial Highlights — continued

For a Share Outstanding Throughout Each Period

	Fund for Income
	Class C Shares
	Six Months Ended April 30, 2009	Year Ended October 31, 2008	Year Ended October 31, 2007		Year Ended October 31, 2006	Year Ended October 31, 2005	Year Ended October 31, 2004
	(Unaudited)
Net Asset Value, Beginning of Period	$11.22	$11.49	$11.61		$11.88	$12.53	$12.84
Investment Activities:
Net investment income	0.18	0.35	0.50		0.44	0.35	0.29 (a)
Net realized and unrealized gains (losses) on investments	0.35	(0.03)	0.02		(0.09)	(0.39)	0.06
Total from Investment Activities	0.53	0.32	0.52		0.35	(0.04)	0.35
Distributions:
Net investment income	(0.29)	(0.59)	(0.64)		(0.62)	(0.61)	(0.66)
Total Distributions	(0.29)	(0.59)	(0.64)		(0.62)	(0.61)	(0.66)
Net Asset Value, End of Period	$11.46	$11.22	$11.49		$11.61	$11.88	$12.53
Total Return (excludes contingent deferred sales charge) (b)	4.76%	2.82%	4.57	%(c)	3.03%	(0.33)%	2.79%
Ratios/Supplemental Data:
Net Assets at end of period (000)	$12,912	$11,243	$12,790		$17,038	$20,543	$24,187
Ratio of expenses to average net assets (d)	1.82%	1.82%	1.81%		1.77%	1.70%	1.55%
Ratio of net investment income to average net assets (d)	3.10%	3.04%	4.40%		3.81%	2.81%	2.27%
Ratio of expenses to average net assets (d) (e)	1.83%	1.85%	1.81%		1.87%	2.01%	1.90%
Ratio of net investment income to average net assets (d) (e)	3.09%	3.01%	4.40%		3.71%	2.50%	1.92%
Portfolio turnover (f)	35%	38%	75%		30%	20%	34%

(a)  Calculated using average shares for the period.

(b)  Not annualized for periods less than one year.

(c)  During the year ended October 31, 2007, Victory Capital Management ("VCM") paid the Fund monies pursuant to an agreement reached among the Fund, BISYS (effective August 1, 2007, BISYS' parent company, BISYS Group Inc., was acquired by Citibank N.A.) and VCM relating to certain expenditures that, among other things, supported distribution of Fund shares. Had this payment not been made, the total return would have been 0.07% lower.

(d)  Annualized for periods less than one year.

(e)  During the period, certain fees were reduced and/or reimbursed. If such fee reductions and/or reimbursements had not occurred, the ratios would have been as indicated.

(f)  Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

See notes to financial statements.

The Victory Portfolios  Financial Highlights — continued

For a Share Outstanding Throughout Each Period

	Fund for Income
	Class R Shares
	Six Months Ended April 30, 2009	Year Ended October 31, 2008	Year Ended October 31, 2007		Year Ended October 31, 2006	Year Ended October 31, 2005	Year Ended October 31, 2004
	(Unaudited)
Net Asset Value, Beginning of Period	$11.25	$11.53	$11.64		$11.91	$12.56	$12.87
Investment Activities:
Net investment income	0.22	0.43	0.60		0.52	0.40	0.33 (a)
Net realized and unrealized gains (losses) on investments	0.37	(0.02)	0.02		(0.09)	(0.37)	0.08
Total from Investment Activities	0.59	0.41	0.62		0.43	0.03	0.41
Distributions:
Net investment income	(0.34)	(0.69)	(0.73)		(0.70)	(0.68)	(0.72)
Total Distributions	(0.34)	(0.69)	(0.73)		(0.70)	(0.68)	(0.72)
Net Asset Value, End of Period	$11.50	$11.25	$11.53		$11.64	$11.91	$12.56
Total Return (b)	5.25%	3.57%	5.54	%(c)	3.75%	0.26%	3.25%
Ratios/Supplemental Data:
Net Assets at end of period (000)	$79,813	$81,191	$97,572		$120,704	$151,123	$193,685
Ratio of expenses to average net assets (d)	1.02%	1.00%	0.96%		1.07%	1.10%	1.10%
Ratio of net investment income to average net assets (d)	3.89%	3.85%	5.26%		4.51%	3.41%	2.61%
Ratio of expenses to average net assets (d) (e)	1.02%	1.00%	0.96%		1.07%	1.13%	1.10%
Ratio of net investment income to average net assets (d) (e)	3.89%	3.85%	5.26%		4.51%	3.38%	2.61%
Portfolio turnover (f)	35%	38%	75%		30%	20%	34%

(a)  Calculated using average shares for the period.

(b)  Not annualized for periods less than one year.

(c)  During the year ended October 31, 2007, Victory Capital Management ("VCM") paid the Fund monies pursuant to an agreement reached among the Fund, BISYS (effective August 1, 2007, BISYS' parent company, BISYS Group Inc., was acquired by Citibank N.A.) and VCM relating to certain expenditures that, among other things, supported distribution of Fund shares. Had this payment not been made, the total return would have been 0.07% lower.

(d)  Annualized for periods less than one year.

(e)  During the period, certain fees were reduced and/or reimbursed. If such fee reductions and/or reimbursements had not occurred, the ratios would have been as indicated.

(f)  Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

See notes to financial statements.

The Victory Portfolios  Schedule of Portfolio Investments
National Municipal Bond Fund  April 30, 2009

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Principal Amount	Value
Municipal Bonds (93.9%)
Alabama (6.7%):
Jacksonville State University Revenue 3.00%, 12/1/14, Insured by Assured Guaranty	$1,000	$1,008
4.00%, 12/1/15, Insured by Assured Guaranty	1,050	1,102
5.13%, 12/1/38, Callable 12/1/18 @ 100, Insured by Assured Guaranty	1,000	992
Mobile Water & Sewer Commissioners Revenue, 5.00%, 1/1/36, Callable 1/1/16 @100, MBIA	1,050	1,058
Shelby County Board of Education, GO, 4.00%, 2/1/17, Insured by Assured Guaranty	2,500	2,588
		6,748
Alaska (2.5%):
Alaska Industrial Development & Export Authority Revenue, Greater Fairbanks, Series A 4.50%, 4/1/15, FSA	2,000	2,021
5.13%, 4/1/19, FSA	500	507
		2,528
Arizona (4.9%):
Game & Fish Department & Commission Beneficial Interest Certificates, Administration Building Project 4.00%, 7/1/11	270	279
4.00%, 7/1/12	540	558
4.50%, 7/1/15	200	207
Maricopa County Unified School District Number 89, Dysart School Improvements, Series B, GO, 5.00%, 7/1/23, Callable 7/1/14 @ 100, FSA	500	576
Mohave County Unified School District Number 20, Kingman School Improvements, Series C, GO, 4.00%, 7/1/18, Insured by Assured Guaranty	1,000	998
Pima County Unified School District Number 20, Vail School Improvements, Series C, GO, 4.50%, 7/1/15, FSA	220	241
State Board of Regents, University System Revenue, Series 2008 C, 6.00%, 7/1/27, Callable 7/1/18 @ 100 (a)	1,000	1,114
State University Nanotechnology LLC Lease Revenue, State University Project, Series A, 5.00%, 3/1/34, Callable 3/1/19 @ 100, Insured by Assured Guaranty	1,000	974
		4,947
California (14.0%):
Cabrillo Community College District, GO, 5.25%, 8/1/17, Callable 8/1/14 @ 100, MBIA (a)	4,575	5,121
California Community College Financing Authority Lease Revenue, Shasta-Tehama Trinity, Series A, 5.38%, 5/1/34, Callable 5/1/19 @ 100, Insured by Assured Guaranty (b)	425	402
Glendora Unified School District, Series B, GO, 5.13%, 8/1/31, Callable 8/1/19 @ 100, Insured by Assured Guaranty	500	510
Gold Oak Unified School District, Series A, GO 5.38%, 8/1/28, Callable 8/1/19 @ 100, Insured by Assured Guaranty	255	265
5.40%, 8/1/29, Callable 8/1/19 @ 100, Insured by Assured Guaranty	285	295
5.60%, 8/1/33, Callable 8/1/19 @ 100, Insured by Assured Guaranty	590	611
Hartnell Community College District, Series B, GO, 5.00%, 6/1/31, Callable 6/1/16 @ 100, FSA	1,000	983

See notes to financial statements.

The Victory Portfolios  Schedule of Portfolio Investments — continued
National Municipal Bond Fund  April 30, 2009

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Principal Amount	Value
San Diego Unified School District, Series D, GO 4.75%, 7/1/26, Callable 7/1/15 @ 101, FSA	$1,650	$1,646
4.75%, 7/1/27, Callable 7/1/15 @ 101, FSA	1,000	981
Stockton Unified School District, GO, 5.00%, 8/1/31, Callable 8/1/17 @ 100, FSA	1,000	983
University of California Revenues, Series F, 4.75%, 5/15/22, Callable 5/15/13 @ 101, FSA	1,250	1,280
Yuba Levee Financing Authority Revenue, Levee Financing Project, Series A, 5.00%, 9/1/38, Callable 9/1/17 @ 100, Insured by Assured Guaranty	1,075	1,009
		14,086
Colorado (2.2%):
Denver City & County School District Number 1, Series A, GO, 5.00%, 12/1/28, Callable 6/1/19 @ 100, State Aid Withholding	1,000	1,026
State Springs Hospital Revenue, 4.00%, 12/15/15, FSA	1,150	1,171
		2,197
Georgia (2.1%):
Spalding County, GO 3.50%, 3/1/13, Insured by Assured Guaranty	1,000	1,057
4.00%, 3/1/15, Insured by Assured Guaranty	1,000	1,076
		2,133
Illinois (5.1%):
Chicago Waterworks Revenue, 5.00%, 11/1/22, Callable 11/1/18 @ 100, FSA	1,000	1,052
State Educational Facilities Authority Revenue, Robert Morris College, 5.80%, 6/1/30, Callable 6/11/09 @ 100, MBIA	1,000	1,000
State Finance Authority Revenue, Alexian, Series A, 5.25%, 1/1/22, Callable 4/14/18 @ 100, FSA	2,000	2,043
State Transit Authority Capital Grant Receipts Revenue, Federal Transit Administration Section 5307-A, 5.25%, 6/1/26, Callable 6/1/18 @ 100, Insured by Assured Guaranty	1,000	1,048
		5,143
Indiana (1.7%):
Carlisle-Sullivan School Building Corp. Revenue, First Mortgage 4.50%, 1/15/17, FSA	250	273
4.50%, 7/15/17, FSA	250	273
State Health & Educational Facilities Finance Authority Revenue, St. Francis, Series E, 5.25%, 5/15/41, Callable 5/1/18 @ 100, FSA	1,250	1,187
		1,733
Kansas (0.5%):
Junction City, Series DU, GO, 3.00%, 9/1/14, FSA (b)	500	507
Maine (1.5%):
Westbrook, GO 5.75%, 10/1/19, Callable 10/1/10 @ 101, AMBAC	715	753
5.75%, 10/1/20, Callable 10/1/10 @ 101, AMBAC	730	769
		1,522

See notes to financial statements.

The Victory Portfolios  Schedule of Portfolio Investments — continued
National Municipal Bond Fund  April 30, 2009

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Principal Amount	Value
Massachusetts (5.7%):
Pittsfield, GO, 5.50%, 4/15/15, Callable 4/15/12 @ 101, MBIA	$2,655	$2,889
Springfield Water & Sewer Commission Revenue, Series A 5.00%, 10/15/09, Insured by Assured Guaranty	150	153
5.00%, 10/15/10, Insured by Assured Guaranty	475	501
State Health & Educational Facilities Authority Revenue, Emmanuel College, 5.00%, 7/1/10, MBIA	1,150	1,163
State Health & Educational Facilities Authority Revenue, Lesley University, Series A, 5.25%, 7/1/39, Callable 7/1/19 @ 100, Insured by Assured Guaranty	1,000	1,005
		5,711
Michigan (7.0%):
Big Rapids Public School District, GO, 4.00%, 5/1/17, Q-SBLF	930	954
Ferris State University Revenue 4.75%, 10/1/24, Callable 10/1/18 @ 100, Insured by Assured Guaranty	1,080	1,096
5.25%, 10/1/38, Callable 10/1/18 @ 100, Insured by Assured Guaranty	2,000	2,019
Gaylord Community Schools, GO, 3.50%, 5/1/17, Insured by Assured Guaranty	500	493
Northview Public Schools District, GO 3.50%, 5/1/09, Q-SBLF	625	625
3.50%, 5/1/10, Q-SBLF	400	410
4.00%, 5/1/15, Q-SBLF	250	265
State Building Authority Revenue, Facilities Project, Series 2, 5.00%, 10/15/29, Callable 10/15/13 @ 100, MBIA	325	326
West Bloomfield School District, GO, 3.63%, 5/1/17, Insured by Assured Guaranty	900	919
		7,107
Minnesota (0.7%):
Minnesota Revenue, 4.00%, 6/1/16, Insured by Assured Guaranty	625	672
Missouri (1.9%):
Kearney Public Improvements, GO, 5.50%, 3/1/16, AMBAC	1,000	1,065
St. Louis Municipal Finance Corp. Lease Revenue, Series A, 5.00%, 2/15/18, Callable 2/15/12 @ 100, FGIC	250	275
State Health & Educational Facilities Authority Revenue, The Washington University, Series A, 5.38%, 3/15/39, Callable 3/15/18 @ 100	500	530
		1,870
New Jersey (3.6%):
New Jersey Economic Development Authority Revenue, Series Z, 5.50%, 12/15/34, Callable 12/15/18 @ 100, Insured by Assured Guaranty	500	532
New Jersey Transportation Trust Fund Authority Revenue, Series A, 5.50%, 12/15/38, Callable 12/15/18 @ 100, Insured by Assured Guaranty	1,300	1,371
State Educational Facilities Authority Revenue, William Paterson University, Series C, 5.00%, 7/1/38, Callable 7/1/18 @ 100, Insured by Assured Guaranty	1,000	1,021
State Health Care Facilities Financing Authority Revenue, Atlanticare Regional Medical Center 4.00%, 7/1/10	290	293
4.00%, 7/1/11	400	401
		3,618

See notes to financial statements.

The Victory Portfolios  Schedule of Portfolio Investments — continued
National Municipal Bond Fund  April 30, 2009

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Principal Amount	Value
New York (0.6%):
State Dormitory Authority Revenues, Non-State Supported Debt, Health Quest Systems, Series B, 5.13%, 7/1/37, Callable 7/1/17 @ 100, Insured by Assured Guaranty	$450	$451
State Dormitory Authority Revenues, Non-State Supported Debt, University of Rochester, Series A, 5.00%, 7/1/23, MBIA	175	176
		627
North Carolina (1.3%):
East Carolina University Revenue, Series A, 5.25%, 11/1/21, AMBAC	750	820
University of North Carolina Revenue, Series A, 3.50%, 4/1/18, Insured by Assured Guaranty	500	507
		1,327
Ohio (9.2%):
American Municipal Power, Ohio, Inc., Electricity Purchase Revenue, Series A, 5.00%, 2/1/10, Guaranty Agreement Goldman Sachs Group	2,000	1,993
Cincinnati City School District, Classroom Facilities Construction & Improvement, 5.00%, 12/1/12, FGIC	2,000	2,220
Hamilton County Sewer System Improvements Revenue, Metropolitan Sewer District, Series A, 5.75%, 12/1/25, Callable 6/1/10 @ 101, MBIA	450	479
Harrison, GO 5.45%, 12/1/10, FGIC	150	159
5.90%, 12/1/18, Callable 12/1/10 @ 100, FGIC	250	271
Little Miami Local School District, School Improvements, 5.00%, 12/1/34, Prerefunded 12/1/16 @ 100, FSA	1,500	1,768
McDonald School District, GO, 6.00%, 12/1/22, Callable 12/1/10 @ 100, AMBAC	1,000	1,083
Ohio State, Series A, GO, 2.25%, 9/15/12	250	256
State Highway Capital Improvements, Series F, GO, 5.25%, 5/1/11	1,000	1,085
		9,314
Pennsylvania (10.6%):
Cornwall Lebanon School District, GO 4.00%, 3/1/13, Insured by Assured Guaranty State Aid Withholding	500	543
4.00%, 3/1/14, Insured by Assured Guaranty State Aid Withholding	500	544
Easton Area School District, GO, 5.20%, 4/1/28, Callable 4/1/18 @ 100, FSA State Aid Withholding	500	516
Elizabeth Township Sanitation Authority Revenue, 6.30%, 12/15/38, Callable 6/15/14 @ 100, FSA	500	531
Erie School District, GO, 5.80%, 9/1/29, Callable 9/1/10 @ 100, AMBAC	250	267
Lancaster School District, GO, 2.00%, 5/15/13, FSA State Aid Withholding (b)	2,000	1,982
Manheim Township School District, Series A, GO, 3.00%, 6/1/13, Insured by Assured Guaranty State Aid Withholding	1,000	1,033
Montgomery County Higher Education & Health Authority Revenue Health Systems, Catholic Health East, Series C, 5.50%, 11/15/24, Callable 11/15/14 @ 100	1,000	1,176
Mountaintop Area Joint Sanitation Authority Revenue, 5.65%, 12/15/30, Callable 12/15/10 @ 100, MBIA	250	270
Pennsylvania Turnpike Commission Revenue, Series A, 3.13%, 6/1/19, Insured by Assured Guaranty	1,875	1,756
Saint Mary Hospital Authority Health Systems Revenue, Catholic Health East, Series B 5.50%, 11/15/24, Callable 11/15/14 @ 100	100	117
5.38%, 11/15/34, Callable 11/15/14 @ 100	1,000	1,165

See notes to financial statements.

The Victory Portfolios  Schedule of Portfolio Investments — continued
National Municipal Bond Fund  April 30, 2009

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Principal Amount	Value
State Public School Building Authority Revenue, Crawford County Career & Technology 4.75%, 3/1/34, Callable 9/1/14 @ 100, Insured by Assured Guaranty State Aid Withholding (b)	$400	$369
4.88%, 3/1/39, Callable 9/1/14 @ 100, Insured by Assured Guaranty State Aid Withholding (b)	500	459
		10,728
South Carolina (0.9%):
Spartanburg County Regional Health Services District Revenue, Series D, 4.00%, 4/15/17, Insured by Assured Guaranty	350	351
University of South Carolina Revenue, Series A, 5.75%, 6/1/30, Callable 6/1/20 @ 100, FGIC	500	528
		879
South Dakota (0.3%):
State Building Authority Revenue, 4.50%, 6/1/28, Callable 6/1/18 @ 100, FSA	275	262
Texas (7.4%):
Austin Public Improvements, GO, 5.38%, 9/1/20, Prerefunded 9/1/10 @ 100	1,300	1,379
Beaumont Independent School District, GO, 5.00%, 2/15/34, Callable 2/15/17 @ 100, Insured by Assured Guaranty (b)	1,000	986
Forney Independent School District, School Building, GO, Series A, 6.00%, 8/15/37, Callable 8/15/18 @ 100, PSF-GTD	850	934
Frisco Independent School District, School Building, GO, Series A, 6.00%, 8/15/38, Callable 8/15/18 @ 100, PSF-GTD	1,500	1,648
Hidalgo County, GO, 5.00%, 8/15/28, Callable 8/15/18 @ 100, Insured by Assured Guaranty	750	761
North Texas Tollway Authority Revenue, First Tier, Series K-1, 5.75%, 1/1/38, Callable 1/1/19 @ 100, Insured by Assured Guaranty	575	601
Texas Womans University Financing System Revenue, 5.00%, 7/1/28, Callable 7/1/18 @ 100, FSA	250	253
University of Houston Revenues, 5.00%, 2/15/38, Callable 2/15/18 @ 100, FSA	850	852
		7,414
Washington (1.2%):
Whitman County School District Number 267, Pullman, GO, 5.63%, 12/1/17, Callable 6/1/12 @ 100, FSA	1,115	1,218
West Virginia (1.3%):
School Building Authority Excess Lottery Revenue, 4.63%, 7/1/23, Callable 7/1/18 @ 100	780	809
State School Building Authority Revenue, Capital Improvements, Series A, 3.75%, 7/1/09, FGIC	550	552
		1,361
Wisconsin (1.0%):
State Health & Educational Facilities Authority Revenue, ProHealth Care, Inc., 6.63%, 2/15/39, Callable 2/15/19 @ 100	1,000	1,002
Total Municipal Bonds (Cost $90,610)		94,654

See notes to financial statements.

The Victory Portfolios  Schedule of Portfolio Investments — continued
National Municipal Bond Fund  April 30, 2009

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Shares	Value
Investment Companies (7.7%)
BlackRock Liquidity Funds MuniFund, 0.75% (c)	1,000,000	$1,000
Fidelity Institutional Tax Exempt Fund, 0.40% (c)	6,744,894	6,745
Total Investment Companies (Cost $7,745)		7,745
Total Investments (Cost $98,355) — 101.6%		102,399
Liabilities in excess of other assets — (1.6)%		(1,651)
NET ASSETS — 100.0%		$100,748

(a)  All or a portion of this security has been segregated as collateral for securities purchased on a when-issued basis.

(b)  Security purchased on a "when-issued" basis.

(c)  Rate disclosed is the daily yield on 4/30/09.

AMBAC — Insured by American Municipal Bond Assurance Corp.

FGIC — Insured by Financial Guaranty Insurance Co.

FSA — Insured by Federal Security Assurance

GO — General Obligation

LLC — Limited Liability Co.

MBIA — Insured by Municipal Bond Insurance Association

PSF-GTD — Public School Fund Guaranteed

Q-SBLF — Qualified School Bond Loan Fund

See notes to financial statements.

The Victory Portfolios  Schedule of Portfolio Investments
Ohio Municipal Bond Fund  April 30, 2009

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Principal Amount	Value
Municipal Bonds (96.0%)
General Obligations (70.9%):
County, City & Special District (12.5%):
Cleveland, 5.75%, 8/1/12, MBIA	$875	$968
Columbus, Series A, 5.00%, 12/15/12	5,000	5,628
Erie County, 5.50%, 10/1/20, Prerefunded 10/1/10 @ 100, FGIC	250	267
Mahoning County, 5.50%, 12/1/23, Callable 12/1/18 @ 100, FSA	1,085	1,198
North Royalton, 4.40%, 12/1/23, Callable 12/1/18 @ 100	500	508
Portage County, 5.25%, 12/1/24, Callable 12/1/14 @ 100, AMBAC	760	796
Summit County, Series R 5.50%, 12/1/13, FGIC	250	290
5.50%, 12/1/16, FGIC	535	637
5.50%, 12/1/17, FGIC	930	1,110
5.50%, 12/1/18, FGIC	1,095	1,307
Vandalia, 5.25%, 12/1/21, Callable 12/1/14 @ 100, AMBAC	1,305	1,401
Warren County Special Assessment, 6.55%, 12/1/14	530	598
		14,708
Public Facilities (Convention, Sport, Public Buildings) (0.6%):
Hilliard, 5.25%, 12/1/27, Callable 12/1/12 @ 100	625	711
Public Improvements (4.6%):
Akron, 5.50%, 12/1/21, Callable 12/1/10 @ 101	510	553
Richland County, Correctional Facilities Improvement 5.00%, 12/1/16, Insured by Assured Guaranty	185	204
5.88%, 12/1/24, Callable 12/1/18 @ 100, Insured by Assured Guaranty	350	382
6.13%, 12/1/38, Callable 12/1/18 @ 100, Insured by Assured Guaranty	500	536
State Natural Resources, Series L, 5.00%, 10/1/16	2,840	3,288
Toledo, 5.13%, 12/1/21, Callable 12/1/18 @ 100, Insured by Assured Guaranty	400	417
		5,380
Schools & Educational Services (51.2%):
Allen East Local School District, 5.38%, 12/1/25, Callable 12/1/14 @ 100, AMBAC	1,900	2,240
Anthony Wayne Local School District, 5.75%, 12/1/30, Callable 12/1/10 @ 101, FSA	2,215	2,411
Barberton City School District, 4.50%, 12/1/33, Callable 6/1/18 @ 100, SD Credit Program	300	281
Barnesville Village School District, District Credit Program, 5.75%, 12/1/22, Callable 12/1/10 @ 101	500	544
Buckeye Valley Local School District, Delaware County, School Facilities, Construction & Improvement, 5.00%, 12/1/36, Callable 12/1/18 @ 100, Insured by Assured Guaranty	485	489
Chillicothe City School District 5.00%, 12/1/17, Callable 12/1/14 @ 100, FGIC	1,145	1,325
5.00%, 12/1/19, Callable 12/1/14 @ 100, FGIC	1,245	1,440
5.25%, 12/1/23, Callable 12/1/14 @ 100, FGIC	1,580	1,848
5.25%, 12/1/26, Callable 12/1/14 @ 100, FGIC	840	983
Cincinnati City School District, Classroom Facilities Construction & Improvement, 5.00%, 12/1/12, FGIC	3,000	3,330
Columbus City School District, 4.50%, 12/1/24, Callable 12/1/17 @ 100, FSA	355	366

See notes to financial statements.

The Victory Portfolios  Schedule of Portfolio Investments — continued
Ohio Municipal Bond Fund  April 30, 2009

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Principal Amount	Value
East Holmes Local School District, 6.13%, 12/1/20, Callable 12/1/10 @ 102, FGIC	$500	$553
Elida Local School District, School Facilities & Construction 3.50%, 12/1/15, FSA	955	996
3.75%, 12/1/17, FSA	1,245	1,292
0.00%, 12/1/21, FSA	1,455	810
0.00%, 12/1/23, FSA	1,455	707
Fairfield City School District, 7.45%, 12/1/14, FGIC	1,000	1,168
Hamilton City School District Improvements, Series A 5.38%, 12/1/16, Callable 12/1/11 @ 100, FGIC	1,200	1,329
6.15%, 12/1/16, State Aid Withholding	600	726
Jackson Local School District, 5.63%, 12/1/25, Callable 12/1/10 @ 100, FSA	1,500	1,615
Lake Local School District, Wood County, 5.30%, 12/1/21, Callable 12/1/11 @ 101, MBIA	1,575	1,756
Lima City School District 6.00%, 12/1/22, Prerefunded 12/1/10 @ 102, AMBAC	1,970	2,173
6.00%, 12/1/22, Callable 12/1/10 @ 102, AMBAC	30	31
Little Miami Local School District, School Improvements, 5.00%, 12/1/34, Prerefunded 12/1/16 @ 100, FSA	3,000	3,536
Madeira City School District, 5.25%, 12/1/20, Callable 12/1/14 @ 100, MBIA	1,150	1,345
Marion Local School District, 5.75%, 12/1/22, Callable 12/1/10 @ 101, MBIA	230	250
Marysville Exempt Village School District 5.25%, 12/1/18, Callable 12/1/12 @ 100, MBIA	605	642
6.00%, 12/1/24, Callable 12/1/10 @ 101, AMBAC	725	792
Milford Exempt Village School District, School Improvement 4.75%, 12/1/26, Callable 6/1/17 @ 100, FSA	500	496
5.50%, 12/1/30, FSA	325	369
Minerva Local School District 5.13%, 12/1/20, Prerefunded 12/1/12 @ 100, MBIA	1,275	1,439
5.13%, 12/1/20, Callable 12/1/12 @ 100, MBIA	1,425	1,513
Newcomerstown Exempt Village School Facilities, 6.25%, 12/1/23, Callable 12/1/10 @ 102, MBIA	900	935
Nordonia Hills City School District 5.38%, 12/1/20, Callable 12/1/10 @ 101, AMBAC	1,500	1,624
5.45%, 12/1/25, Callable 12/1/10 @ 101, AMBAC	1,500	1,626
Ohio State, Series A, 4.00%, 9/15/18	5,000	5,373
Sidney City School District, 4.70%, 12/1/11, FGIC	200	213
Springboro Community City School District, 5.00%, 12/1/23, Callable 6/1/14 @ 100, MBIA	2,065	2,377
Sylvania City School District, School Improvement 3.97% (a), 12/1/17, Insured by Assured Guaranty	1,040	745
5.00%, 12/1/32, Callable 6/1/17 @ 100, Insured by Assured Guaranty	2,500	2,503
Vandalia Butler City School District, School Improvement, 5.00%, 12/1/29, Callable 6/1/19 @ 100	1,000	1,010
Worthington City School District 6.00%, 12/1/10, FGIC	2,175	2,344
6.00%, 12/1/11, FGIC	2,255	2,519
		60,064
Transportation (1.0%):
Toledo, Street Improvements, 5.00%, 12/1/16, Callable 12/1/11 @ 100, MBIA	1,050	1,130

See notes to financial statements.

The Victory Portfolios  Schedule of Portfolio Investments — continued
Ohio Municipal Bond Fund  April 30, 2009

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Principal Amount	Value
Utilities (Sewers, Telephone, Electric) (1.0%):
Avon, Route 83 Sewer Improvements, 6.50%, 12/1/15	$255	$293
Greene County, Water Systems, 5.75%, 12/1/22, Callable 12/1/18 @ 100	500	569
Huron County, Landfill Issue II, 5.60%, 12/1/09, Callable 6/11/09 @ 101, MBIA	320	324
		1,186
		83,179
Revenue Bonds (25.1%)
Hospitals, Nursing Homes & Health Care (7.9%):
Akron Bath Copley, Joint Township Hospital District Revenue, General Health Systems, Series A 5.00%, 1/1/11	500	508
5.00%, 1/1/14	430	438
Franklin County Hospital Revenue, The Children's Hospital Project, Series C, 5.00%, 5/1/16, Callable 5/1/15 @ 100, FGIC	1,335	1,394
Lorain County Hospital Revenue, Catholic Healthcare, Series C2, 5.00%, 4/1/33, Callable 5/9/18 @ 100, FSA	1,650	1,614
Lucas County Hospital Revenue, 5.75%, 11/15/14, MBIA	1,785	1,791
Lucas County Hospital Revenue, Promedica Healthcare Group, Series B, 5.00%, 11/15/10, AMBAC	1,290	1,320
Ross County Hospital Revenue, Adena Health System, 5.25%, 12/1/38, Callable 12/1/18 @ 100, Insured by Assured Guaranty	2,340	2,216
		9,281
Housing (3.8%):
Capital Corp. for Housing Management, Kent Gardens, Series II, 6.35%, 7/1/15, Callable 6/8/09 @ 100, FHA	630	631
State Housing Finance Agency, Capital Fund Revenue, Series A 4.50%, 4/1/11, FSA	695	737
5.00%, 4/1/27, Callable 4/1/17 @ 100, FSA	3,000	3,069
		4,437
Public Improvements (0.5%):
Twinsburg, 5.50%, 12/1/15, Callable 12/1/11 @ 100, FGIC	600	654
Schools & Educational Services (7.8%):
Cincinnati Technical College 5.00%, 10/1/10, AMBAC	500	514
5.00%, 10/1/12, AMBAC	650	680
Ohio State University General Receipts, Series A, 5.75%, 12/1/24, Prerefunded 12/1/09 @ 101	1,250	1,300
State Higher Educational Facility Commission Revenue, John Carroll University Project 5.00%, 11/15/12	400	428
5.00%, 11/15/13	250	269
5.50%, 11/15/17, Callable 11/15/13 @ 100	420	442
5.50%, 11/15/18, Callable 11/15/13 @ 100	335	350
State Higher Educational Facility Revenue, College of Wooster Project, 5.00%, 9/1/16, Callable 9/1/15 @ 100	600	639
University Toledo General Receipts Bonds, Series A

See notes to financial statements.

The Victory Portfolios  Schedule of Portfolio Investments — continued
Ohio Municipal Bond Fund  April 30, 2009

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Shares or Principal Amount	Value
3.25%, 6/1/11, Insured by Assured Guaranty	$275	$286
4.00%, 6/1/12, Insured by Assured Guaranty	350	374
Youngstown State University General Receipts 4.00%, 12/15/15, Insured by Assured Guaranty	1,165	1,216
4.00%, 12/15/16, Insured by Assured Guaranty	500	516
4.13%, 12/15/17, Insured by Assured Guaranty	435	448
4.38%, 12/15/18, Insured by Assured Guaranty	685	708
5.00%, 12/15/23, Callable 6/15/19 @ 100, Insured by Assured Guaranty	1,000	1,031
		9,201
Utilities (Sewers, Telephone, Electric) (2.1%):
Akron Sewer System Revenue, 4.95%, 12/1/10, AMBAC	300	313
American Municipal Power, Ohio, Inc., Electricity Purchase Revenue, Series A, 5.00%, 2/1/10, Guaranty Agreement Goldman Sachs Group	965	962
Columbus Sewer Revenue, 4.25%, 6/1/30, Callable 12/1/17 @ 100	1,200	1,140
		2,415
Utilities — Water (3.0%):
Akron Waterworks Revenue, 5.63%, 12/1/20, Callable 6/1/10 @ 100, AMBAC	1,250	1,278
Avon Lake Water System Revenue Series A 5.50%, 10/1/17, Callable 10/1/10 @ 100, AMBAC	420	449
5.50%, 10/1/18, Callable 10/1/10 @ 100, AMBAC	445	475
Napoleon Water System Revenue, 3.75%, 12/1/13, FSA	140	147
Warren County Waterworks Revenue, Warren County Water District 5.00%, 12/1/16, Callable 12/1/12 @ 101, FSA	645	700
5.00%, 12/1/18, Callable 12/1/12 @ 101, FSA	430	451
		3,500
		29,488
Total Bonds (Cost $105,730)		112,667
Investment Companies (2.2%)
Touchstone Ohio Money Market, 0.53% (b)	2,603,958	2,604
Total Investment Companies (Cost $2,604)		2,604
Total Investments (Cost $108,334) — 98.2%		115,271
Other assets in excess of liabilities — 1.8%		2,065
NET ASSETS — 100.0%		$117,336

(a)  Rate represents effective yield at purchase.

(b)  Rate disclosed is the daily yield on 4/30/09.

AMBAC — Insured by American Municipal Bond Assurance Corp.

FGIC — Insured by Financial Guaranty Insurance Co.

FHA — Insured by Federal Housing Administration

FSA — Insured by Federal Security Assurance

MBIA — Insured by Municipal Bond Insurance Association

See notes to financial statements.

Statements of Assets and Liabilities

The Victory Portfolios   April 30, 2009

(Amounts in Thousands, Except Per Share Amounts)  (Unaudited)

	National Municipal Bond Fund	Ohio Municipal Bond Fund
ASSETS:
Investments, at value (Cost $98,355 and $108,334)	$102,399	$115,271
Cash	50	50
Interest and dividends receivable	1,130	1,856
Receivable for capital shares issued	553	23
Receivable for investments sold	1,874	246
Receivable from Adviser	5	—
Prepaid expenses	19	11
Total Assets	106,030	117,457
LIABILITIES:
Payable for investments purchased	4,851	—
Payable for capital shares redeemed	336	2
Accrued expenses and other payables:
Investment advisory fees	44	53
Administration fees	7	9
Custodian fees	1	1
Transfer agent fees	4	5
Shareholder servicing fees	20	25
Other accrued expenses	19	26
Total Liabilities	5,282	121
NET ASSETS:
Capital	96,730	110,284
Accumulated undistributed net investment income	95	122
Accumulated net realized losses from investment transactions	(121)	(7)
Net unrealized appreciation on investments	4,044	6,937
Net Assets	$100,748	$117,336
Net Assets
Class A Shares	$100,748	$117,336
Total	$100,748	$117,336
Shares (unlimited number of shares authorized with a par value of $0.001 per share)
Class A Shares	9,164	9,917
Total	9,164	9,917
Net asset value and redemption price per share
Class A Shares	$10.99	$11.83
Maximum sales charge — Class A Shares	2.00%	2.00%
Maximum offering price (100%/(100%-maximum sales charge) of net asset value adjusted to the nearest cent) per share — Class A Shares	$11.21	$12.07

See notes to financial statements.

Statements of Operations

The Victory Portfolios  For the Six Months Ended April 30, 2009

(Amounts in Thousands)  (Unaudited)

	National Municipal Bond Fund	Ohio Municipal Bond Fund
Investment Income:
Interest income	$1,769	$2,496
Dividend income	28	12
Total Income	1,797	2,508
Expenses:
Investment advisory fees	234	308
Administration fees	41	54
Shareholder servicing fees — Class A Shares	107	140
Custodian fees	7	8
Transfer agent fees	14	18
Trustees' fees	4	6
Legal and audit fees	6	8
State registration and filing fees	8	8
Other expenses	22	23
Total Expenses	443	573
Expenses waived/reimbursed by Adviser	(15)	—
Net Expenses	428	573
Net Investment Income	1,369	1,935
Realized/Unrealized Gains from Investment Transactions
Net realized gains from investment transactions	36	131
Change in unrealized appreciation/depreciation on investments	5,169	6,152
Net realized/unrealized gains from investments	5,205	6,283
Change in net assets resulting from operations	$6,574	$8,218

See notes to financial statements.

The Victory Portfolios  Statements of Changes in Net Assets

(Amounts in Thousands)

	National Municipal Bond Fund		Ohio Municipal Bond Fund
	Six Months Ended April 30, 2009	Year Ended October 31, 2008	Six Months Ended April 30, 2009	Year Ended October 31, 2008
	(Unaudited)		(Unaudited)
From Investment Activities:
Operations:
Net investment income	$1,369	$2,374	$1,935	$3,851
Net realized gains (losses) from investment transactions	36	(82)	131	(98)
Net change in unrealized appreciation/depreciation on investments	5,169	(2,832)	6,152	(3,463)
Change in net assets resulting from operations	6,574	(540)	8,218	290
Distributions to Shareholders:
From net investment income:
Class A Shares	(1,365)	(2,371)	(1,929)	(3,861)
Change in net assets resulting from distributions to shareholders	(1,365)	(2,371)	(1,929)	(3,861)
Change in net assets from capital transactions	26,524	1,314	3,284	279
Change in net assets	31,733	(1,597)	9,573	(3,292)
Net Assets:
Beginning of period	69,015	70,612	107,763	111,055
End of period	$100,748	$69,015	$117,336	$107,763
Accumulated undistributed net investment income	$95	$91	$122	$116
Capital Transactions:
Class A Shares
Proceeds from shares issued	$49,512	$23,300	$9,690	$12,149
Dividends reinvested	1,201	1,992	1,544	3,170
Cost of shares redeemed	(24,189)	(23,978)	(7,950)	(15,040)
Change in net assets from capital transactions	$26,524	$1,314	$3,284	$279
Share Transactions:
Class A Shares
Issued	4,640	2,173	831	1,054
Reinvested	112	186	133	275
Redeemed	(2,259)	(2,244)	(687)	(1,297)
Change in Shares	2,493	115	277	32

See notes to financial statements.

The Victory Portfolios  Financial Highlights

For a Share Outstanding Throughout Each Period

	National Municipal Bond Fund
	Class A Shares
	Six Months Ended April 30, 2009	Year Ended October 31, 2008	Year Ended October 31, 2007		Year Ended October 31, 2006	Year Ended October 31, 2005	Year Ended October 31, 2004
	(Unaudited)
Net Asset Value, Beginning of Period	$10.35	$10.77	$10.89		$10.78	$11.06	$11.03
Investment Activities:
Net investment income	0.17	0.36	0.37		0.35	0.30	0.29
Net realized and unrealized gains (losses) on investments	0.64	(0.42)	(0.08)		0.17	(0.14)	0.18
Total from Investment Activities	0.81	(0.06)	0.29		0.52	0.16	0.47
Distributions:
Net investment income	(0.17)	(0.36)	(0.37)		(0.35)	(0.30)	(0.29)
Net realized gains from investments	—	—	(0.04)		(0.06)	(0.14)	(0.15)
Total Distributions	(0.17)	(0.36)	(0.41)		(0.41)	(0.44)	(0.44)
Net Asset Value, End of Period	$10.99	$10.35	$10.77		$10.89	$10.78	$11.06
Total Return (excludes sales charge) (a)	7.87%	(0.65)%	2.73	%(b)	5.01%	1.41%	4.35%
Ratios/Supplemental Data:
Net Assets at end of period (000)	$100,748	$69,015	$70,612		$68,348	$67,298	$67,583
Ratio of expenses to average net assets (c)	1.00%	1.00%	1.00%		1.01%	1.01%	0.85%
Ratio of net investment income to average net assets (c)	3.20%	3.31%	3.39%		3.27%	2.73%	2.61%
Ratio of expenses to average net assets (c) (d)	1.03%	1.05%	1.04%		1.15%	1.24%	1.17%
Ratio of net investment income to average net assets (c) (d)	3.17%	3.26%	3.35%		3.13%	2.50%	2.29%
Portfolio turnover	54%	230%	138%		113%	104%	155%

(a)  Not annualized for periods less than one year.

(b)  During the year ended October 31, 2007, Victory Capital Management ("VCM") paid the Fund monies pursuant to an agreement reached among the Fund, BISYS (effective August 1, 2007, BISYS' parent company, BISYS Group Inc., was acquired by Citibank N.A.) and VCM relating to certain expenditures that, among other things, supported distribution of Fund shares. Had this payment not been made, the total return would have been 0.07% lower.

(c)  Annualized for periods less than one year.

(d)  During the period, certain fees were reduced and/or reimbursed. If such fee reductions and/or reimbursements had not occurred, the ratios would have been as indicated.

See notes to financial statements.

The Victory Portfolios  Financial Highlights

For a Share Outstanding Throughout Each Period

	Ohio Municipal Bond Fund
	Class A Shares
	Six Months Ended April 30, 2009	Year Ended October 31, 2008	Year Ended October 31, 2007		Year Ended October 31, 2006	Year Ended October 31, 2005	Year Ended October 31, 2004
	(Unaudited)
Net Asset Value, Beginning of Period	$11.18	$11.56	$11.69		$11.74	$12.07	$12.10
Investment Activities:
Net investment income	0.20	0.41	0.42		0.40	0.38	0.38
Net realized and unrealized gains (losses) on investments	0.65	(0.38)	(0.11)		0.09	(0.27)	0.07
Total from Investment Activities	0.85	0.03	0.31		0.49	0.11	0.45
Distributions:
Net investment income	(0.20)	(0.41)	(0.41)		(0.40)	(0.38)	(0.38)
Net realized gains from investments	—	—	(0.03)		(0.14)	(0.06)	(0.10)
Total Distributions	(0.20)	(0.41)	(0.44)		(0.54)	(0.44)	(0.48)
Net Asset Value, End of Period	$11.83	$11.18	$11.56		$11.69	$11.74	$12.07
Total Return (excludes sales charge) (a)	7.64%	0.17%	2.77	%(b)	4.35%	0.95%	3.80%
Ratios/Supplemental Data:
Net Assets at end of period (000)	$117,336	$107,763	$111,055		$112,302	$140,827	$172,041
Ratio of expenses to average net assets (c)	1.02%	1.01%	0.99%		1.06%	1.10%	1.13%
Ratio of net investment income to average net assets (c)	3.45%	3.49%	3.58%		3.45%	3.20%	3.17%
Ratio of expenses to average net assets (c) (d)	1.02%	1.01%	0.99%		1.06%	1.13%	1.13%
Ratio of net investment income to average net assets (c) (d)	3.45%	3.49%	3.58%		3.45%	3.17%	3.17%
Portfolio turnover	18%	86%	63%		56%	32%	68%

(a)  Not annualized for periods less than one year.

(b)  During the year ended October 31, 2007, Victory Capital Management ("VCM") paid the Fund monies pursuant to an agreement reached among the Fund, BISYS (effective August 1, 2007, BISYS' parent company, BISYS Group Inc., was acquired by Citibank N.A.) and VCM relating to certain expenditures that, among other things, supported distribution of Fund shares. Had this payment not been made, the total return would have been 0.07% lower.

(c)  Annualized for periods less than one year.

(d)  During the period, certain fees were reduced and/or reimbursed. If such fee reductions and/or reimbursements had not occurred, the ratios would have been as indicated.

See notes to financial statements.

The Victory Portfolios  Schedule of Portfolio Investments
International Fund (a)  April 30, 2009

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Shares	Value
Common Stocks (90.7%)
Australia (3.9%):
Insurance (2.1%):
QBE Insurance Group Ltd.	55,378	$873
Mining (0.8%):
Rio Tinto Ltd.	6,594	308
Retail — Food (1.0%):
Woolworths Ltd.	21,671	421
		1,602
Belgium (2.2%):
Beverages (2.2%):
Anheuser-Busch InBev NV	29,734	907
Brazil (4.1%):
Banks (0.8%):
Banco Bradesco SA, Sponsored ADR	28,282	347
Financial Services (0.9%):
Redecard SA	28,040	354
Minerals (1.2%):
Companhia Vale do Rio Doce, ADR	30,429	502
Oil & Gas Exploration — Production & Services (1.2%):
Petroleo Brasileiro SA, ADR	15,066	506
		1,709
Canada (0.8%):
Retail — Drug Stores (0.8%):
Shoppers Drug Mart Corp.	9,199	333
China (1.6%):
Banks (1.6%):
Bank of China Ltd., Class H	1,027,000	381
Industrial & Commercial Bank of China Ltd., Class H	468,000	266
		647
Denmark (1.7%):
Pharmaceuticals (1.2%):
Novo Nordisk A/S, Class B	10,389	493
Transportation (0.5%):
A.P. Moller-Maersk A/S, Class B	36	212
		705
Finland (0.9%):
Electric Integrated (0.5%):
Fortum Oyj	10,674	215
Insurance (0.4%):
Sampo Oyj	8,289	155
		370

See notes to financial statements.

The Victory Portfolios  Schedule of Portfolio Investments — continued
International Fund (a)  April 30, 2009

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Shares	Value
France (6.6%):
Banks (1.1%):
BNP Paribas	8,526	$449
Building Materials (1.1%):
Lafarge SA	8,289	468
Commercial Services (0.9%):
Bouygues SA	8,365	358
Electronics (0.2%):
Neopost SA	1,265	107
Insurance (0.9%):
AXA SA	23,394	390
Media (1.5%):
Vivendi	22,685	611
Oil Companies — Integrated (0.9%):
Total SA	7,200	360
		2,743
Germany (4.9%):
Automotive (0.7%):
Bayerische Motoren Werke AG	7,966	274
Chemicals (0.8%):
Bayer AG	6,308	312
Insurance (2.7%):
Allianz SE	8,651	792
Muenchener Rueckversicherungs-Gesellschaft AG	2,295	313
		1,105
Software & Computer Services (0.4%):
SAP AG	4,734	179
Steel (0.3%):
Salzgitter AG	1,886	133
		2,003
Hong Kong (1.4%):
Commercial Services (0.4%):
Hutchison Whampoa Ltd.	29,000	170
Telecommunications — Cellular (1.0%):
China Mobile Ltd.	45,000	388
		558
Ireland (Republic of) (1.0%):
Building Materials (1.0%):
CRH PLC	16,651	433
Israel (0.9%):
Pharmaceuticals (0.9%):
Teva Pharmaceutical Industries Ltd., Sponsored ADR	8,239	362

See notes to financial statements.

The Victory Portfolios  Schedule of Portfolio Investments — continued
International Fund (a)  April 30, 2009

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Shares	Value
Italy (2.7%):
Banks (1.3%):
UniCredit SpA	221,127	$535
Financial Services (0.6%):
Intesa Sanpaolo	82,077	260
Oil Companies — Integrated (0.8%):
Eni SpA	14,891	322
		1,117
Japan (15.8%):
Automotive (2.4%):
Honda Motor Co. Ltd.	9,400	273
Toyota Motor Corp.	18,400	721
		994
Building Materials (0.4%):
Asahi Glass Co. Ltd.	27,000	161
Electrical Components & Equipment (1.5%):
FANUC Ltd.	5,100	367
KEYENCE Corp.	500	88
Mitsubishi Electric Corp.	32,000	170
		625
Electronics (0.7%):
Murata Manufacturing Co. Ltd.	2,300	92
Sony Corp.	7,923	205
		297
Financial Services (2.0%):
Mitsubishi UFJ Financial Group, Inc.	148,800	811
Machinery — Construction & Mining (0.7%):
Komatsu Ltd.	24,100	296
Manufacturing — Diversified (0.8%):
Mitsubishi Corp.	22,500	346
Medical Equipment & Supplies (0.8%):
Terumo Corp.	9,100	344
Metal Fabrication (0.8%):
NSK Ltd.	28,000	124
NTN Corp.	62,000	204
		328
Office Equipment & Supplies (1.4%):
CANON, Inc.	19,600	591
Retail — Food (0.7%):
Seven & I Holdings Co. Ltd.	12,600	285
Steel (0.6%):
JFE Holdings, Inc.	9,400	256

See notes to financial statements.

The Victory Portfolios  Schedule of Portfolio Investments — continued
International Fund (a)  April 30, 2009

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Shares	Value
Telecommunications — Cellular (0.6%):
NTT DoCoMo, Inc.	174	$242
Toys (2.0%):
Nintendo Co. Ltd.	3,000	803
Transportation (0.4%):
Mitsui O.S.K. Lines Ltd.	28,000	160
		6,539
Luxembourg (1.3%):
Steel (1.3%):
ArcelorMittal	22,740	534
Netherlands (3.9%):
Consumer Products (0.6%):
Unilever NV	13,638	270
Insurance (0.6%):
ING Groep NV	29,615	272
Publishing (1.0%):
Reed Elsevier NV	36,361	400
Retail — Food (0.5%):
Koninklijke Ahold NV	17,689	194
Telecommunications (1.2%):
Koninklijke (Royal) KPN NV	39,943	480
		1,616
Singapore (0.4%):
Banks (0.4%):
DBS Group Holdings Ltd.	25,647	164
Spain (4.2%):
Banks (1.2%):
Banco Santander SA	54,648	516
Electric Integrated (1.0%):
Iberdrola SA	53,643	424
Telecommunications (2.0%):
Telefonica SA	42,638	809
		1,749
Sweden (1.5%):
Machinery — Construction & Mining (0.7%):
Atlas Copco AB	36,380	302
Retail — Apparel/Shoe (0.8%):
Hennes & Mauritz AB	7,275	325
		627

See notes to financial statements.

The Victory Portfolios  Schedule of Portfolio Investments — continued
International Fund (a)  April 30, 2009

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Shares	Value
Switzerland (8.7%):
Chemicals (1.9%):
Lonza Group AG	6,147	$566
Syngenta AG	1,092	233
		799
Engineering (1.6%):
ABB Ltd.	47,080	665
Financial Services (1.9%):
Credit Suisse Group AG	11,462	438
Zurich Financial Services AG	1,781	329
		767
Food Processing & Packaging (1.7%):
Nestle SA	20,957	682
Insurance (0.5%):
Swiss Re	8,858	209
Medical Equipment & Supplies (0.2%):
Synthes, Inc.	832	85
Pharmaceuticals (0.9%):
Roche Holding AG	2,977	376
		3,583
United Kingdom (22.2%):
Aerospace/Defense (0.9%):
BAE Systems PLC	69,067	363
Banks (2.0%):
Barclays PLC	113,104	460
Royal Bank of Scotland Group PLC (b)	89,099	54
Standard Chartered PLC	20,989	323
		837
Commercial Services (2.6%):
AMEC PLC	65,785	600
Babcock International Group PLC	38,955	250
G4S PLC	76,986	213
		1,063
Consumer Products (0.5%):
Reckitt Benckiser Group PLC	5,448	214
Financial Services (3.1%):
HSBC Holdings PLC	170,360	1,210
Lloyds Banking Group PLC	35,640	58
		1,268
Food Service (1.0%):
Compass Group PLC	84,752	405

See notes to financial statements.

The Victory Portfolios  Schedule of Portfolio Investments — continued
International Fund (a)  April 30, 2009

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Shares or Principal Amount	Value
Human Resources (1.5%):
Capita Group PLC	29,404	$296
Hays PLC	234,340	310
		606
Minerals (2.8%):
BHP Billiton PLC	54,658	1,148
Oil Companies — Integrated (4.8%):
BG Group PLC	39,048	627
BP PLC	124,702	884
Royal Dutch Shell PLC	20,796	482
		1,993
Retail — Department Stores (0.6%):
Marks & Spencer Group PLC	54,466	271
Software (1.2%):
Autonomy Corp. PLC (b)	23,828	501
Telecommunications — Cellular (0.5%):
Vodafone Group PLC	108,148	199
Television (0.7%):
British Sky Broadcasting Group PLC	40,412	288
		9,156
Total Common Stocks (Cost $36,735)		37,457
Exchange Traded Funds (7.0%)
Japan (4.1%):
Nikkei 225	18,049	1,669
United States (2.9%):
iShares MSCI Japan Index Fund	142,674	1,214
Total Exchange Traded Funds (Cost $3,046)		2,883
Cash Equivalents (2.1%)
United States (2.1%):
Citibank Money Market Deposit Account, 0.10% (c)	$871	871
Total Cash Equivalents (Cost $871)		871
Total Investments (Cost $40,652) — 99.8%		41,211
Other assets in excess of liabilities — 0.2%		75
NET ASSETS — 100.0%		$41,286

(a)  All securities, except those traded on United States (i.e. ADRs and Exchange Traded Funds) or Canadian exchanges, are fair valued at 4/30/09.

(b)  Non-income producing security.

(c)  Rate periodically changes. Rate disclosed is the daily yield on 4/30/09.

ADR — American Depositary Receipt

PLC — Public Liability Co.

See notes to financial statements.

The Victory Portfolios  Schedule of Portfolio Investments — continued
International Fund (a)  April 30, 2009

(Amounts in Thousands, Except for Shares)  (Unaudited)

At April 30, 2009 the Fund's foreign exchange contracts were as follows:

Currency	Delivery Date	Contract Amount In Local Currency	Contract Value in USD	Value	Unrealized Appreciation/ Depreciation
Short:
Great British Pound	5/5/09	(137)	$(202)	$(203)	$(1)
Total Short Contracts			$(202)	$(203)	$(1)
Long:
Euro	5/5/09	47	$62	$61	$(1)
Swedish Kroner	5/4/09	819	100	102	2
Total Long Contracts			$162	$163	$1

See notes to financial statements.

The Victory Portfolios  Schedule of Portfolio Investments
International Select Fund (a)  April 30, 2009

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Shares	Value
Common Stocks (91.0%)
Australia (4.2%):
Insurance (2.7%):
QBE Insurance Group Ltd.	70,527	$1,112
Retail — Food (1.5%):
Woolworths Ltd.	32,857	637
		1,749
Belgium (3.1%):
Beverages (3.1%):
Anheuser-Busch InBev NV	41,285	1,260
Brazil (6.7%):
Banks (1.9%):
Banco Bradesco SA, Sponsored ADR	62,762	771
Financial Services (1.5%):
Redecard SA	48,285	608
Minerals (1.7%):
Companhia Vale do Rio Doce, ADR	44,160	729
Oil & Gas Exploration — Production & Services (1.6%):
Petroleo Brasileiro SA, ADR	20,168	677
		2,785
Canada (1.5%):
Retail — Drug Stores (1.5%):
Shoppers Drug Mart Corp.	17,388	629
China (1.8%):
Banks (1.8%):
Bank of China Ltd., Class H	2,034,000	754
Denmark (1.4%):
Pharmaceuticals (1.4%):
Novo Nordisk A/S, Class B	11,767	558
France (7.9%):
Banks (1.6%):
BNP Paribas	12,216	643
Building Materials (1.9%):
Lafarge SA	14,264	805
Insurance (1.7%):
AXA SA	41,179	686
Media (1.3%):
Vivendi	20,084	541
Oil Companies — Integrated (1.4%):
Total SA	11,352	568
		3,243

See notes to financial statements.

The Victory Portfolios  Schedule of Portfolio Investments — continued
International Select Fund (a)  April 30, 2009

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Shares	Value
Germany (5.6%):
Automotive (1.2%):
Bayerische Motoren Werke AG	14,568	$502
Chemicals (1.4%):
Bayer AG	11,536	571
Insurance (3.0%):
Allianz SE	10,242	938
Muenchener Rueckversicherungs-Gesellschaft AG	2,312	315
		1,253
		2,326
Hong Kong (1.5%):
Telecommunications — Cellular (1.5%):
China Mobile Ltd.	73,500	633
Ireland (Republic of) (1.6%):
Building Materials (1.6%):
CRH PLC	24,728	643
Israel (1.1%):
Pharmaceuticals (1.1%):
Teva Pharmaceutical Industries Ltd., Sponsored ADR	10,393	456
Italy (3.7%):
Banks (1.7%):
UniCredit SpA	285,928	692
Financial Services (2.0%):
Intesa Sanpaolo	265,186	840
		1,532
Japan (10.9%):
Automotive (2.7%):
Toyota Motor Corp.	29,000	1,135
Electrical Components & Equipment (1.4%):
FANUC Ltd.	7,900	569
Machinery — Construction & Mining (1.2%):
Komatsu Ltd.	40,200	494
Metal Fabrication (0.7%):
NTN Corp.	94,000	310
Office Equipment & Supplies (1.7%):
CANON, Inc.	22,700	685
Steel (0.9%):
JFE Holdings, Inc.	13,300	362
Toys (2.3%):
Nintendo Co. Ltd.	3,500	937
		4,492

See notes to financial statements.

The Victory Portfolios  Schedule of Portfolio Investments — continued
International Select Fund (a)  April 30, 2009

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Shares	Value
Luxembourg (1.9%):
Steel (1.9%):
ArcelorMittal	34,028	$799
Netherlands (1.0%):
Insurance (1.0%):
ING Groep NV	45,912	422
Spain (2.9%):
Telecommunications (2.9%):
Telefonica SA	63,035	1,197
Sweden (2.6%):
Machinery — Construction & Mining (1.5%):
Atlas Copco AB	73,149	607
Retail — Apparel/Shoe (1.1%):
Hennes & Mauritz AB	10,250	458
		1,065
Switzerland (10.8%):
Chemicals (2.8%):
Lonza Group AG	8,495	782
Syngenta AG	1,807	386
		1,168
Engineering (2.4%):
ABB Ltd.	70,359	994
Financial Services (1.1%):
Credit Suisse Group AG	11,710	448
Food Processing & Packaging (2.2%):
Nestle SA	27,707	901
Insurance (0.7%):
Swiss Re	13,221	312
Pharmaceuticals (1.6%):
Roche Holding AG	5,168	653
		4,476
United Kingdom (20.8%):
Aerospace/Defense (1.2%):
BAE Systems PLC	92,198	485
Banks (2.2%):
Barclays PLC	123,238	501
Standard Chartered PLC	27,250	419
		920
Commercial Services (2.4%):
AMEC PLC	70,065	638
Babcock International Group PLC	52,268	336
		974

See notes to financial statements.

The Victory Portfolios  Schedule of Portfolio Investments — continued
International Select Fund (a)  April 30, 2009

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Shares or Principal Amount	Value
Financial Services (3.2%):
HSBC Holdings PLC	184,685	$1,312
Food Service (1.7%):
Compass Group PLC	149,689	715
Human Resources (2.8%):
Capita Group PLC	53,285	537
Hays PLC	470,100	622
		1,159
Minerals (2.3%):
BHP Billiton PLC	46,271	972
Oil Companies — Integrated (3.1%):
BG Group PLC	26,575	427
BP PLC	120,401	854
		1,281
Retail — Department Stores (0.9%):
Marks & Spencer Group PLC	79,097	393
Software (1.0%):
Autonomy Corp. PLC (b)	19,372	407
		8,618
Total Common Stocks (Cost $36,471)		37,637
Exchange Traded Funds (7.5%)
Japan (3.9%):
Nikkei 225	17,444	1,613
United States (3.6%):
iShares MSCI Japan Index Fund	174,528	1,485
Total Exchange Traded Funds (Cost $3,300)		3,098
Cash Equivalents (1.0%)
United States (1.0%):
Citibank Money Market Deposit Account, 0.10% (c)	$417	417
Total Cash Equivalents (Cost $417)		417
Total Investments (Cost $40,188) — 99.5%		41,152
Other assets in excess of liabilities — 0.5%		191
NET ASSETS — 100.0%		$41,343

(a)  All securities, except those traded on United States (i.e. ADRs and Exchange Traded Funds) or Canadian exchanges, are fair valued at 4/30/09.

(b)  Non-income producing security.

(c)  Rate periodically changes. Rate disclosed is the daily yield on 4/30/09.

ADR — American Depositary Receipt

PLC — Public Liability Co.

See notes to financial statements.

The Victory Portfolios  Schedule of Portfolio Investments — continued
International Select Fund (a)  April 30, 2009

(Amounts in Thousands, Except for Shares)  (Unaudited)

At April 30, 2009 the Fund's foreign exchange contracts were as follows:

Currency	Delivery Date	Contract Amount In Local Currency	Contract Value in USD	Value	Unrealized Appreciation/ Depreciation
Short:
Australian Dollar	5/5/09	(140)	$(102)	$(102)	$—
Great British Pound	5/5/09	(275)	(404)	(407)	(3)
Total Short Contracts			$(506)	$(509)	$(3)
Long:
Swedish Kroner	5/4/09	1,645	$201	$204	$3
Total Long Contracts			$201	$204	$3

See notes to financial statements.

Statements of Assets and Liabilities

The Victory Portfolios   April 30, 2009

(Amounts in Thousands, Except Per Share Amounts)  (Unaudited)

	International Fund	International Select Fund
ASSETS:
Investments, at value (Cost $40,652 and $40,188)	$41,211	$41,152
Foreign currency, at value (Cost $31 and $—)	31	—
Unrealized appreciation on forward foreign currency exchange contracts	1	3
Dividends receivable	171	134
Receivable for investments sold	203	509
Reclaims receivable	27	27
Receivable from Adviser	16	15
Prepaid expenses	45	46
Total Assets	41,705	41,886
LIABILITIES:
Payable for investments purchased	364	482
Foreign currency payable, at value (Cost $5)	—	5
Unrealized depreciation on forward foreign currency exchange contracts	1	3
Accrued expenses and other payables:
Investment advisory fees	26	26
Administration fees	8	8
Custodian fees	16	17
Transfer agent fees	2	2
Other accrued expenses	— (a)	1
Total Liabilities	419	544
NET ASSETS:
Capital	42,870	42,891
Accumulated undistributed net investment income	347	290
Accumulated net realized losses from investments and foreign currency transactions	(2,490)	(2,801)
Net unrealized appreciation on investments and foreign currency transactions	559	963
Net Assets	$41,286	$41,343
Net Assets
Class A Shares	$325	$342
Class C Shares	412	405
Class I Shares	40,549	40,596
Total	$41,286	$41,343
Shares (unlimited number of shares authorized with a par value of $0.001 per share)
Class A Shares	31	34
Class C Shares	40	40
Class I Shares	3,920	3,990
Total	3,991	4,064
Net asset value, offering (except Class A Shares) and redemption price per share: (b)
Class A Shares	$10.33	$10.17
Class C Shares (c)	$10.30	$10.13
Class I Shares	$10.34	$10.17
Maximum sales charge — Class A Shares	5.75%	5.75%
Maximum offering price (100%/(100%-maximum sales charge) of net asset value adjusted to the nearest cent) per share — Class A Shares	$10.96	$10.79

(a)  Rounds to less than $1,000.

(b)  Per share amount may not recalculate due to rounding of net assets and/or shares outstanding.

(c)  Redemption price per share varies by the length of time shares are held.

See notes to financial statements.

Statements of Operations

The Victory Portfolios  For the Period Ended April 30, 2009 (a)

(Amounts in Thousands)  (Unaudited)

	International Fund	International Select Fund
Investment Income:
Dividend income	$551	$488
Foreign tax withholding	(51)	(44)
Total Income	500	444
Expenses:
Investment advisory fees	104	105
Administration fees	13	13
12b-1 fees — Class C Shares	2	2
Accounting fees	8	7
Custodian fees	22	21
Transfer agent fees	2	2
Transfer agent fees — Class I Shares	1	1
Trustees' fees	1	1
Legal and audit fees	12	12
State registration and filing fees	15	15
Other expenses	11	11
Total Expenses	191	190
Expenses waived/reimbursed by Adviser	(38)	(36)
Net Expenses	153	154
Net Investment Income	347	290
Realized/Unrealized Gains (Losses) from Investment Transactions:
Net realized losses from investment transactions	(2,069)	(2,397)
Net realized losses from foreign currency transactions	(421)	(404)
Change in unrealized appreciation/depreciation on investments and translation of assets and liabilities in foreign currency	559	963
Net realized/unrealized losses on investments and foreign currency transactions	(1,931)	(1,838)
Change in net assets resulting from operations	$(1,584)	$(1,548)

(a)  Funds commenced operations on November 25, 2008.

(b)  Rounds to less than $1,000.

See notes to financial statements.

The Victory Portfolios   Statements of Changes in Net Assets

(Amounts in Thousands)

	International Fund	International Select Fund
	Period Ended April 30, 2009(a)	Period Ended April 30, 2009(a)
	(Unaudited)	(Unaudited)
From Investment Activities:
Operations:
Net investment income	$347	$290
Net realized losses from investment transactions	(2,069)	(2,397)
Net realized losses from foreign currency transactions	(421)	(404)
Change in unrealized appreciation/depreciation on investments and foreign currency transactions	559	963
Change in net assets resulting from operations	(1,584)	(1,548)
Change in net assets from capital transactions	42,870	42,891
Change in net assets	41,286	41,343
Net Assets:
Beginning of period	—	—
End of period	$41,286	$41,343
Undistributed net investment income	$347	$290

(a)  Fund commenced operations on November 25, 2008.

(b)  Rounds to less than $1,000.

See notes to financial statements.

The Victory Portfolios   Statements of Changes in Net Assets

(Amounts in Thousands)

	International Fund	International Select Fund
	Period Ended April 30, 2009(a)	Period Ended April 30, 2009(a)
	(Unaudited)	(Unaudited)
Capital Transactions:
Class A Shares
Proceeds from shares issued	$316	$335
Cost of shares redeemed	(1)	—
Total Class A Shares	$315	$335
Class C Shares
Proceeds from shares issued	$400	$400
Total Class C Shares	$400	$400
Class I Shares
Proceeds from shares issued	$42,155	$42,156
Total Class I Shares	$42,155	$42,156
Change in net assets from capital transactions	$42,870	$42,891
Share Transactions:
Class A Shares
Issued	31	34
Redeemed	— (b)	—
Total Class A Shares	31	34
Class C Shares
Issued	40	40
Total Class C Shares	40	40
Class I Shares
Issued	3,920	3,990
Total Class I Shares	3,920	3,990
Change in shares	3,991	4,064

(a)  Fund commenced operations on November 25, 2008.

(b)  Rounds to less than 1,000.

See notes to financial statements.

The Victory Portfolios  Financial Highlights

For a Share Outstanding Throughout Each Period

International Fund
Class A Shares
Period Ended April 30, 2009(a)
(Unaudited)
Net Asset Value, Beginning of Period	$10.00
Investment Activities:
Net investment income	0.07
Net realized and unrealized gains on investments and foreign currency transactions	0.26 (b)
Total from Investment Activities	0.33
Net Asset Value, End of Period	$10.33
Total Return (excludes sales charge) (c)	3.30%
Ratios/Supplemental Data:
Net Assets at end of period (000)	$325
Ratio of expenses to average net assets (d)	1.40%
Ratio of net investment income to average net assets (d)	1.77%
Ratio of expenses to average net assets (d) (e)	7.67%
Ratio of net investment income to average net assets (d) (e)	(4.50)%
Portfolio turnover (f)	62%

(a)  Class A Shares commenced operations November 25, 2008.

(b)  The amount shown for a share outstanding throughout the period does not accord with the change in aggregate gains and losses in the portfolio securities during the period because of timing of sales and purchases of fund shares in relation to fluctuating market values during the period.

(c)  Not annualized for periods less than one year.

(d)  Annualized for periods less than one year.

(e)  During the period, certain fees were reduced and/or reimbursed. If such fee reductions and/or reimbursements had not occurred, the ratios would have been as indicated.

(f)  Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

See notes to financial statements.

The Victory Portfolios  Financial Highlights — continued

For a Share Outstanding Throughout Each Period

International Fund
Class C Shares
Period Ended April 30, 2009(a)
(Unaudited)
Net Asset Value, Beginning of Period	$10.00
Investment Activities:
Net investment income	0.04
Net realized and unrealized gains on investments and foreign currency transactions	0.26 (b)
Total from Investment Activities	0.30
Net Asset Value, End of Period	$10.30
Total Return (excludes contingent deferred sales charge) (c)	3.00%
Ratios/Supplemental Data:
Net Assets at end of period (000)	$412
Ratio of expenses to average net assets (d)	2.15%
Ratio of net investment income to average net assets (d)	0.98%
Ratio of expenses to average net assets (d) (e)	7.50%
Ratio of net investment income to average net assets (d) (e)	(4.37)%
Portfolio turnover (f)	62%

(a)  Class C Shares commenced operations November 25, 2008.

(b)  The amount shown for a share outstanding throughout the period does not accord with the change in aggregate gains and losses in the portfolio securities during the period because of timing of sales and purchases of fund shares in relation to fluctuating market values during the period.

(c)  Not annualized for periods less than one year.

(d)  Annualized for periods less than one year.

(e)  During the period, certain fees were reduced and/or reimbursed. If such fee reductions and/or reimbursements had not occurred, the ratios would have been as indicated.

(f)  Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

See notes to financial statements.

The Victory Portfolios  Financial Highlights — continued

(For a Share Outstanding Throughout Each Period)

International Fund
Class I Shares
Period Ended April 30, 2009(a)
(Unaudited)
Net Asset Value, Beginning of Period	$10.00
Investment Activities:
Net investment income	0.09
Net realized and unrealized gains on investments and foreign currency transactions	0.25 (b)
Total from Investment Activities	0.34
Net Asset Value, End of Period	$10.34
Total Return (c)	3.40%
Ratios/Supplemental Data:
Net Assets at end of period (000)	$40,549
Ratio of expenses to average net assets (d)	1.15%
Ratio of net investment income to average net assets (d)	2.66%
Ratio of expenses to average net assets (d) (e)	1.31%
Ratio of net investment income to average net assets (d) (e)	2.50%
Portfolio turnover (f)	62%

(a)  Class I Shares commenced operations on November 25, 2008.

(b)  The amount shown for a share outstanding throughout the period does not accord with the change in aggregate gains and losses in the portfolio securities during the period because of timing of sales and purchases of fund shares in relation to fluctuating market values during the period.

(c)  Not annualized for periods less than one year.

(d)  Annualized for periods less than one year.

(e)  During the period, certain fees were reduced and/or reimbursed. If such fee reductions and/or reimbursements had not occurred, the ratios would have been as indicated.

(f)  Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

See notes to financial statements.

The Victory Portfolios  Financial Highlights

For a Share Outstanding Throughout Each Period

International Select Fund
Class A Shares
Period Ended April 30, 2009(a)
(Unaudited)
Net Asset Value, Beginning of Period	$10.00
Investment Activities:
Net investment income	0.06
Net realized and unrealized gains on investments and foreign currency transactions	0.11 (b)
Total from Investment Activities	0.17
Net Asset Value, End of Period	$10.17
Total Return (excludes sales charge) (c)	1.70%
Ratios/Supplemental Data:
Net Assets at end of period (000)	$342
Ratio of expenses to average net assets (d)	1.40%
Ratio of net investment income to average net assets (d)	1.47%
Ratio of expenses to average net assets (d) (e)	7.62%
Ratio of net investment income to average net assets (d) (e)	(4.75)%
Portfolio turnover (f)	95%

(a)  Class A Shares commenced operations on November 25, 2008.

(b)  The amount shown for a share outstanding throughout the period does not accord with the change in aggregate gains and losses in the portfolio securities during the period because of timing of sales and purchases of fund shares in relation to fluctuating market values during the period.

(c)  Not annualized for periods less than one year.

(d)  Annualized for periods less than one year.

(e)  During the period, certain fees were reduced and/or reimbursed. If such fee reductions and/or reimbursements had not occurred, the ratios would have been as indicated.

(f)  Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

See notes to financial statements.

The Victory Portfolios  Financial Highlights — continued

For a Share Outstanding Throughout Each Period

International Select Fund
Class C Shares
Period Ended April 30, 2009(a)
(Unaudited)
Net Asset Value, Beginning of Period	$10.00
Investment Activities:
Net investment income	0.03
Net realized and unrealized gains on investments and foreign currency transactions	0.10 (b)
Total from Investment Activities	0.13
Net Asset Value, End of Period	$10.13
Total Return (excludes contingent deferred sales charge) (c)	1.30%
Ratios/Supplemental Data:
Net Assets at end of period (000)	$405
Ratio of expenses to average net assets (d)	2.15%
Ratio of net investment income to average net assets (d)	0.64%
Ratio of expenses to average net assets (d) (e)	7.51%
Ratio of net investment income to average net assets (d) (e)	(4.72)%
Portfolio turnover (f)	95%

(a)  Class C Shares commenced operations on November 25, 2008.

(b)  The amount shown for a share outstanding throughout the period does not accord with the change in aggregate gains and losses in the portfolio securities during the period because of timing of sales and purchases of fund shares in relation to fluctuating market values during the period.

(c)  Not annualized for periods less than one year.

(d)  Annualized for periods less than one year.

(e)  During the period, certain fees were reduced and/or reimbursed. If such fee reductions and/or reimbursements had not occurred, the ratios would have been as indicated.

(f)  Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

See notes to financial statements.

The Victory Portfolios  Financial Highlights — continued

(For a Share Outstanding Throughout Each Period)

International Select Fund
Class I Shares
Period Ended April 30, 2009(a)
(Unaudited)
Net Asset Value, Beginning of Period	$10.00
Investment Activities:
Net investment income	0.07
Net realized and unrealized gains on investments and foreign currency transactions	0.10 (b)
Total from Investment Activities	0.17
Net Asset Value, End of Period	$10.17
Total Return (c)	1.70%
Ratios/Supplemental Data:
Net Assets at end of period (000)	$40,596
Ratio of expenses to average net assets (d)	1.15%
Ratio of net investment income to average net assets (d)	2.23%
Ratio of expenses to average net assets (d) (e)	1.30%
Ratio of net investment income to average net assets (d) (e)	2.08%
Portfolio turnover (f)	95%

(a)  Class I Shares commenced operations on November 25, 2008.

(b)  The amount shown for a share outstanding throughout the period does not accord with the change in aggregate gains and losses in the portfolio securities during the period because of timing of sales and purchases of fund shares in relation to fluctuating market values during the period.

(c)  Not annualized for periods less than one year.

(d)  Annualized for periods less than one year.

(e)  During the period, certain fees were reduced and/or reimbursed. If such fee reductions and/or reimbursements had not occurred, the ratios would have been as indicated.

(f)  Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

See notes to financial statements.

Notes to Financial Statements

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1.  Organization:

The Victory Portfolios (the "Trust") was organized on December 6, 1995, as a Delaware statutory trust (formerly a Delaware business trust) as a successor to a company of the same name organized as a Massachusetts business trust on February 5, 1986. The Trust is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end investment company. The Trust is authorized to issue an unlimited number of shares, which are units of beneficial interest with a par value of $0.001. As of April 30, 2009, the Trust offered shares of 22 funds. The accompanying financial statements are those of the following funds (each a "Fund", and collectively, the "Funds").

Funds	Investment Share Classes Offered
Value Fund	Classes A, C, R and I
Stock Index Fund	Classes A and R
Established Value Fund	Classes A and R
Special Value Fund	Classes A, C, R and I
Small Company Opportunity Fund	Classes A, R and I
Large Cap Growth Fund	Classes A, C and R
Balanced Fund	Classes A, C, R and I
Investment Grade Convertible Fund	Classes A and I
Core Bond Fund	Classes A and I
Fund for Income	Classes A, C and R
National Municipal Bond Fund	Class A
Ohio Municipal Bond Fund	Class A
International Fund	Classes A, C and I
International Select Fund	Classes A, C and I

Each Fund offers one or more classes of shares. Each class of shares in a Fund has substantially identical rights and privileges except with respect to sales charges, fees paid under shareholder servicing or distribution plans, expenses allocable exclusively to each class of shares, voting rights on matters solely affecting a single class of shares, and the exchange privilege of each class of shares.

The Value Fund and the Special Value Fund seek to provide long-term growth of capital and dividend income. The Stock Index Fund seeks to provide long-term capital appreciation by attempting to match the investment performance of the Standard & Poor's 500 Composite Stock Index. The Established Value Fund and International Fund seek to obtain long-term capital growth by investing primarily in common stocks. The Small Company Opportunity Fund and International Select Fund seek to provide capital appreciation. The Large Cap Growth Fund seeks to obtain long-term capital appreciation. The Balanced Fund seeks to provide income and long-term growth of capital. The Investment Grade Convertible Fund seeks to provide a high level of current income together with long-term capital appreciation. The Core Bond Fund seeks to provide a high level of income. The Fund for Income seeks to provide a high level of current income consistent with preservation of shareholders' capital. The National Municipal Bond Fund seeks to provide a high level of current interest income exempt from federal income tax, as is consistent with the preservation of capital. The Ohio Municipal Bond Fund seeks to provide a high level of current interest income, which is exempt from both federal income tax and Ohio personal income tax.

Under the Trust's organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Funds. In addition, in the normal course of business, the Funds enter into contracts with their vendors and others that provide for general indemnifications. The Funds' maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds. However, based on experience, the Funds expect that risk of loss to be remote.

Notes to Financial Statements — continued

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2.  Significant Accounting Policies:

The following is a summary of significant accounting policies followed by the Trust in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America ("GAAP"). The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates.

Securities Valuation:

Portfolio securities listed or traded on securities exchanges, including American Depositary Receipts ("ADRs"), are valued at the closing price on the exchange or system where the security is principally traded or at the Nasdaq Official Closing Price. If there are no sales for that day on the exchange or system, a security is valued at the last available bid quotation on the exchange or system where the security is principally traded. Debt securities of U.S. issuers (other than short-term investments maturing in 60 days or less), including corporate and municipal securities, are valued on the basis of bid valuations provided by dealers or an independent pricing service approved by the Trust's Board of Trustees (the "Board"). Short-term investments maturing in 60 days or less are valued at amortized cost, which approximates market value. Futures contracts are valued at the settlement price established each day by the board of trade or an exchange on which they are traded. Options traded on an exchange are valued using that last sale price or, in the absence of a sale, the mean of the latest bid and ask prices. Investments in other open-end investment companies are valued at net asset value. Investments for which there are no such quotations, or for which quotations do not appear reliable, are valued at fair value as determined in good faith by the Pricing Committee under the direction of the Board.

In accordance with procedures adopted by the Board, fair value pricing may be used if events materially affecting the value of foreign securities occur between the time the exchange on which they are traded closes and the time the Funds' net asset values are calculated. In the event of an increase or decrease greater than predetermined levels, the International Fund and International Select Fund may use a systematic valuation model provided by an independent third party to fair value its international equity securities.

Effective November 1, 2008, the Funds began applying the standard established under Statement of Financial Accounting Standards ("SFAS") No. 157, "Fair Value Measurements" ("SFAS 157"). This standard establishes a single authoritative definition of fair value, sets out a framework for measuring fair value, and requires additional disclosures about fair value measurements. One key component of the implementation of SFAS 157 includes the development of a three-tier fair value hierarchy. The basis of the tiers is dependant upon the various "inputs" used to determine the value of the Funds' investments. These inputs are summarized in the three broad levels listed below:

• Level 1 — quoted prices in active markets for identical securities.

• Level 2 — other significant observable inputs (including quoted prices for similar securities or interest rates, applicable to those securities, etc.).

• Level 3 — significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing investments are not necessarily an indication of the risk associated with investing in those investments.

Notes to Financial Statements — continued

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The following is a summary of the inputs used to value the Funds' investments as of April 30, 2009 (amounts in thousands):

	LEVEL 1 — Quoted Prices			LEVEL 2 — Other Significant Observable Inputs		LEVEL 3 — Significant Unobservable Inputs		Total
Fund Name	Investments in Securities	Other Financial Investments*		Investments in Securities	Other Financial Investments*	Investments in Securities	Other Financial Investments*	Investments in Securities	Other Financial Investments*
Value Fund	$110,902	$—		$21,282	$—	$225	$—	$132,409	$—
Stock Index Fund	30,042	465		2,257	—	—	—	32,299	465
Established Value Fund	229,557	—		71,966	—	718	—	302,241	—
Special Value Fund	886,985	—		227,055	—	2,161	—	1,116,201	—
Small Company Opportunity Fund	314,955	—		99,141	—	1,008	—	415,104	—
Large Cap Growth Fund	42,658	—		3,604	—	—	—	46,262	—
Balanced Fund	52,858	—		40,651	—	102	—	93,611	—
Investment Grade Convertible Fund	5,595	—		20,450	—	—	—	26,045	—
Core Bond Fund	—	—		145,838	—	286	—	146,124	—
Fund For Income	—	—		341,008	—	—	—	341,008	—
National Municipal Bond Fund	—	—		102,399	—	—	—	102,399	—
Ohio Municipal Bond Fund	—	—		115,271	—	—	—	115,271	—
International Fund	3,264	—	(a)	37,947	—	—	—	41,211	—	(a)
International Select Fund	4,747	—	(a)	36,405	—	—	—	41,152	—	(a)

*  Other financial instruments are derivative instruments not reflected in the Schedules of Portfolio Investments, such as futures and foreign currency contracts, which are valued at the unrealized appreciation / (depreciation) on the investment.

(a)  Rounds to less than $1,000.

Notes to Financial Statements — continued

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Reconciliation of Level 3 items.

Following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value:

Investments In Securities
Value Fund
Balance as of 10/31/08	925
Realized Gain (Loss)	—
Change in unrealized appreciation/depreciation (a)	(39)
Net purchases (sales)	(661)
Transfers in and/or out of Level 3	—
Balance as of 4/30/09	225
Established Value Fund
Balance as of 10/31/08	3,077
Realized Gain (Loss)	—
Change in unrealized appreciation/depreciation (a)	(127)
Net purchases (sales)	(2,232)
Transfers in and/or out of Level 3	—
Balance as of 4/30/09	718
Special Value Fund
Balance as of 10/31/08	15,218
Realized Gain (Loss)	—
Change in unrealized appreciation/depreciation (a)	(381)
Net purchases (sales)	(12,676)
Transfers in and/or out of Level 3	—
Balance as of 4/30/09	2,161
Small Company Opportunity Fund
Balance as of 10/31/08	9,617
Realized Gain (Loss)	—
Change in unrealized appreciation/depreciation (a)	(178)
Net purchases (sales)	(8,431)
Transfers in and/or out of Level 3	—
Balance as of 4/30/09	1,008
Balanced Fund
Balance as of 10/31/08	766
Realized Gain (Loss)	—
Change in unrealized appreciation/depreciation (a)	(18)
Net purchases (sales)	(646)
Transfers in and/or out of Level 3	—
Balance as of 4/30/09	102
Core Bond Fund
Balance as of 10/31/08	259
Realized Gain (Loss)	—
Change in unrealized appreciation/depreciation (a)	(51)
Net purchases (sales)	78
Transfers in and/or out of Level 3	—
Balance as of 4/30/09	286

(a)  The change in unrealized appreciation/depreciation is attributable to investments held at April 30, 2009.

Notes to Financial Statements — continued

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Securities Transactions and Related Income:

Changes in holdings of portfolio securities are accounted for no later than one business day following the trade date. For financial reporting purposes, however, portfolio security transactions are accounted for on trade date on the last business day of the reporting period. Interest income is recognized on the accrual basis and includes, where applicable, the amortization of premium or accretion of discount. Dividend income is recorded on the ex-dividend date. Gains or losses realized on sales of securities are determined by comparing the identified cost of the security lot sold with the net sales proceeds.

Repurchase Agreements:

Each Fund may acquire securities subject to repurchase agreements from financial institutions such as banks and broker-dealers, which the Fund's investment adviser deems creditworthy under guidelines approved by the Board. Under a repurchase agreement, the seller agrees to repurchase such securities at a mutually agreed-upon date and price. The repurchase price generally equals the price paid by the Fund plus interest negotiated on the basis of current short term rates, which may be more or less than the rate on the underlying securities. The repurchase agreements are collateralized by various corporate, U.S. Government and government-backed securities, with a value of not less than the repurchase price (including interest). If the counter-party defaults, and the fair value of the collateral declines, realization of the collateral by the Funds may be delayed or limited and/or result in additional costs. Securities subject to repurchase agreements are held by the Fund's custodian or another qualified custodian or in the Federal Reserve/Treasury book-entry system.

Foreign Currency Transactions:

The accounting records of the Funds are maintained in U.S. dollars. Investment securities and other assets and liabilities of a Fund denominated in a foreign currency are translated into U.S. dollars at current exchange rates. Purchases and sales of securities, income receipts and expense payments are translated into U.S. dollars at the exchange rates on the date of the transactions.

Foreign Currency Contracts:

The International Fund and International Select Fund may enter into foreign currency exchange contracts to convert U.S. dollars to and from various foreign currencies. A foreign currency exchange contract is an obligation by a Fund to purchase or sell a specific currency at a future date at a price (in U.S. dollars) set at the time of the contract. The Funds do not engage in "cross-currency" foreign exchange contracts (i.e., contracts to purchase or sell one foreign currency in exchange for another foreign currency). The Funds' foreign currency contracts might be considered spot contracts (typically a contract of one week or less) or forward contracts (typically a contract term over one week). A spot contract is entered into for purposes of hedging against foreign currency fluctuations relating to a specific portfolio transaction, such as delay between a security transaction trade date and settlement date. Forward contracts are entered into for purposes of hedging portfolio holdings or concentrations of such holdings. The International Fund and International Select Fund entered into foreign currency exchange contracts solely for spot or forward hedging purposes, and not for speculative purposes (i.e., the Funds do not enter into such contracts solely for the purpose of earning foreign currency gains). Each foreign currency exchange contract is adjusted daily by the prevailing spot or forward rate of the underlying currency, and any appreciation or depreciation is recorded for financial statement purposes as unrealized until the contract settlement date, at which time the fund records realized gains or losses equal to the difference between the value of a contract at the time it was opened and the value at the time it was closed. A Fund could be exposed to risk if a counterparty is unable to meet the terms of a forward foreign exchange currency contract or if the value of the foreign currency changes unfavorably. In addition, the use of forward currency contracts does not eliminate fluctuations in the underlying prices of the securities.

Notes to Financial Statements — continued

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Futures Contracts:

Each Fund, with the exception of the Established Value Fund and Large Cap Growth Fund, may enter into contracts for the future delivery of securities or foreign currencies and futures contracts based on a specific security, class of securities, foreign currency or an index, and purchase or sell options on any such futures contracts. A futures contract on a securities index is an agreement obligating either party to pay, and entitling the other party to receive, while the contract is outstanding, cash payments based on the level of a specified securities index. A Fund may enter into futures contracts in an effort to hedge against market risks. The acquisition of put and call options on futures contracts will give the Fund the right (but not the obligation), for a specified price, to sell or to purchase the underlying futures contract, upon exercise of the option, at any time during the option period. Futures transactions involve brokerage costs and require the Fund to segregate assets to cover contracts that would require it to purchase securities or currencies. A good faith margin deposit of cash or government securities with a broker or custodian is required to initiate and maintain open positions in futures contracts. Subsequent payments made or received by the Fund based on the change in the market value of the position are recorded as unrealized appreciation or depreciation until the contract is closed out, at which time the gain or loss is realized. A Fund may lose the expected benefit of futures transactions if interest rates, exchange rates or securities prices change in an unanticipated manner. Such unanticipated changes may also result in lower overall performance than if the Fund had not entered into any futures transactions. In addition, the value of a Fund's futures positions may not prove to be perfectly or even highly correlated with the value of its portfolio securities or foreign currencies, limiting a Fund's ability to hedge effectively against interest rate, exchange rate and/or market risk and giving rise to additional risks. There is no assurance of liquidity in the secondary market for purposes of closing out futures positions.

Option Contracts:

The Value Fund, Stock Index Fund, Special Value Fund, Small Company Opportunity Fund, Balanced Fund and Investment Grade Convertible Fund may write or purchase option contracts. These transactions are to hedge against changes in interest rates, security prices, currency fluctuations, and other market developments, or for the purposes of earning additional income (i.e. speculation).

The risk associated with purchasing an option is that each Fund pays a premium whether or not the option is exercised. Additionally, the Fund bears the risk of loss of premium and change in market value should the counterparty not perform under the contract. The cost of securities acquired through the exercise of call options is increased by the premiums paid.

In writing an option, each Fund contracts with a specified counterparty to purchase (written put option) or sell (written call option) a specified quantity (notional amount) of an underlying asset at a specified price during a specified period upon demand of the counterparty. The risk associated with writing an option is that the Fund bears the market risk of an unfavorable change in the price of an underlying asset, and may be required to buy or sell an underlying asset under the contractual terms of the option at a price different from the current market value. Put and call options are accounted for in the same manner as other securities owned. Written options involve financial risk which may exceed amounts reflected in the financial statements. As of April 30, 2009, the Funds had no open written options contracts.

Credit Default Swap Agreements:

The Core Bond Fund and Balanced Fund may engage in credit default swap transactions ("CDSs"). In a CDS, the "buyer" in a credit default contract is obligated to pay the "seller" a periodic stream of payments over the term of the contract provided that no event of default on an underlying reference obligation has occurred. If an event of default occurs, the seller must pay the buyer the full notional value, or "par value," of the reference obligation in exchange for the reference obligation. A Fund may be either the buyer or the seller in a credit default transaction. If a Fund is a buyer and no event of default occurs, the Fund will lose its investment and recover nothing. However, if an event of default occurs, the Fund (if the buyer) will receive the full notional value of the reference obligation that may have little or no value. As a seller, a Fund receives a quarterly fixed

Notes to Financial Statements — continued

The Victory Portfolios  April 30, 2009

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rate of income throughout the term of the contract, the contract of which typically is between six months and ten years, provided that there is no default event. If a default event occurs, the seller must pay the buyer the full notional value of the reference obligation.

Because they are two party contracts and because they may have terms of greater than seven days, CDS agreements may be considered to be illiquid. Moreover, a Fund bears the risk of loss of the amount expected to be received under a CDS agreement in the event of the default or bankruptcy of a CDS agreement counterparty. Certain restrictions imposed on the Funds by the Internal Revenue Code may limit the Fund's ability to use CDS agreements. Developments in the swaps market, including potential government regulation, could adversely affect a Fund's ability to terminate existing CDS agreements or to realize amounts to be received under such agreements.

Most swap agreements entered into by a Fund would calculate the obligations of the parties to the agreement on a "net basis." Consequently, a Fund's current obligations (or rights) under a swap agreement will generally be equal only to the net amount to be paid or received under the agreement based on the relative values of the positions held by each party to the agreement (the "net amount"). A Fund's current obligations under a swap agreement will be accrued daily (offset against any amounts owed to the Fund) and any accrued but unpaid net amounts owed to a swap counterparty will be covered by the segregation or "earmarking" of assets determined to be liquid by the Fund's investment adviser, in accordance with procedures established by the Board, to avoid any potential leveraging of the Fund's portfolio.

Swaps are marked to market daily using pricing sources approved by the Board and the change in value, if any, is recorded as unrealized gain or loss. Payments received or made at the beginning of the measurement period are recorded as realized gain or loss upon termination or maturity of the swap. A liquidation payment received or made at the termination of the swap is recorded as a realized gain or loss. Net periodic payments received or paid by the Fund are included as a part of realized gain (losses). Swap agreements involve, to varying degrees, elements of the market risk and exposure to loss in excess of the amount reflected in the Statement of Assets and Liabilities. The notional amounts reflect the extent of the total investment exposure each Fund has under the swap agreement. The primary risks associated with the use of swap agreements are an imperfect correlation between movements in the notional amount and the price of the underlying instruments and the inability of counterparties to perform. A Fund bears the risk of loss of the amount expected to be received under a swap agreement in the event of a default or bankruptcy of a swap agreement counterparty. As of April 30, 2009, the Funds had no open credit default swap contracts.

Securities Purchased on a When-Issued Basis:

Each Fund may purchase securities on a "when-issued" basis. When-issued securities are securities purchased for delivery beyond normal settlement periods at a stated price and/or yield, thereby involving the risk that the price and/or yield obtained may be more or less than those available in the market when delivery takes place. At the time a Fund makes the commitment to purchase a security on a when-issued basis, the Fund records the transaction and reflects the value of the security in determining net asset value. No interest accrues to the Fund until the transaction settles and payment takes place. Normally, the settlement date occurs within one month of the purchase. A segregated account is established and the Fund maintains cash and marketable securities at least equal in value to commitments for when-issued securities. These values are included in amounts payable for investments purchased on the accompanying statements of assets and liabilities. As of April 30, 2009, the Funds had outstanding "when-issued" purchase commitments covered by the segregated or "earmarked" assets as identified on the Schedules of Portfolio Investments.

Securities Lending:

The Value Fund, Stock Index Fund, Established Value Fund, Special Value Fund, Small Company Opportunity Fund, Large Cap Growth Fund, Balanced Fund and Core Bond Fund may, from time to time, lend securities from their portfolio to broker-dealers, banks, financial institutions and other institutional borrowers approved by the Board. The Trust will limit its securities lending activity to

Notes to Financial Statements — continued

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33 1/3% of the total assets of each Fund. KeyBank National Association ("KeyBank"), custodian to the Funds named above and an affiliate of Victory Capital Management Inc. ("VCM" or the "Adviser"), serves as the lending agent for the Trust pursuant to a Securities Lending Agency Agreement (the "Lending Agreement"), for which it receives a fee. KeyBank's fee is computed monthly in arrears and is 25% of the sum of all interest, dividends and other distributions earned from the investment of collateral in investments, as approved by the Board, net of rebates paid by KeyBank to borrowers and net of brokerage commissions, if any, incurred in making or liquidating the investments. For the six months ended April 30, 2009, KeyBank received $25 (amount in thousands) in total from the Trust, The Victory Variable Insurance Funds and The Victory Institutional Funds (the "Victory Trusts") for its services as lending agent. Under guidelines established by the Board, the Funds must maintain loan collateral (at KeyBank) at all times in an amount equal to at least 100% of the current market value of the loaned securities in the form of cash or U.S. Government obligations, to secure the return of the loaned securities.

Initial value of loan collateral shall be no less than 102% of the market value of the loaned securities plus the accrued interest on debt securities. KeyBank, at the direction of the Adviser, consistent with the Trust's securities lending guidelines, may invest the collateral in short-term debt instruments that the Adviser has determined present minimal credit risks. There is a risk of delay in receiving collateral or in receiving the securities loaned or even a loss of rights in the collateral should the borrower of the securities fail financially.

By lending its securities, a Fund can increase its income by continuing to receive interest or dividends on the loaned securities as well as investing the cash collateral in short-term U.S. Government securities, repurchase agreements, or other short-term securities. The cash collateral, or short-term investments purchased with such collateral, is recorded as an asset of the Funds, offset by a corresponding liability to return all collateral as cash at the termination of the securities loan(s). Fixed income securities received as collateral are not recorded as an asset or liability of the Trust because the lending Fund does not have effective control of such securities. Loans are subject to termination by the Trust or the borrower at any time.

The following Funds loaned securities and received cash collateral with the following values as of April 30, 2009 (amounts in thousands):

	Value of Loaned Securities	Value of Collateral	Average Loan Outstanding During the Period	Income Received by KeyBank from Securities Lending
Value Fund	$18,657	$19,268	$9,606	$(1)
Established Value Fund	59,825	61,455	28,548	1
Special Value Fund	176,823	185,078	114,081	6
Small Company Opportunity Fund	82,582	86,311	51,445	7
Balanced Fund	8,423	8,706	8,147	1
Core Bond Fund	24,560	24,509	19,229	5

The cash collateral received by the Funds in the Victory Trusts on April 30, 2009 was pooled together and invested in the following (amounts in thousands):

Value of Collateral
Money Market Funds
AIM Treasury Portfolio, 0.30% (a)	$61,364
Dreyfus Government Cash Management Fund, 0.24% (a)	50,000
DWS Government Cash, 0.27% (a)	80,000
Goldman Sachs Financial Square Government Fund, 0.39% (a)	80,000
JP Morgan US Government Money Market Fund, 0.37% (a)	80,000
Merrill Lynch Government Fund, 0.27% (a)	100,000
Reserve Primary Fund, 0.00% (a)	9,469

Notes to Financial Statements — continued

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Value of Collateral
Repurchase Agreements
Bank of America, 0.31%, 5/1/09	$50,000
(Date of Agreement, 4/30/09, Proceeds at maturity $50,000 collateralized by various corporate securities, 0.00%-1.33%, 3/23/10-7/26/10, market value $51,500)
Morgan Stanley, 0.45%, 5/1/09 (Date of Agreement, 4/30/09, Proceeds at maturity $150,002 collateralized by various corporate and government securities, 0.00%-7.00%, 5/01/09-6/19/99, market value $153,297)	150,000
Deutsche Bank, 0.30%, 5/1/09 (Date of Agreement, 4/30/09, Proceeds at maturity $150,001 collateralized by various corporate securities, 0.00%-7.70%, 9/15/16-12/10/49, market value $154,500)	150,000
Total Market Value	$810,833

(a)  Rate disclosed is the one day yield as of 4/30/09.

Dividends to Shareholders:

Dividends from net investment income are declared and paid quarterly for the Value Fund, Stock Index Fund, Established Value Fund, Special Value Fund, Small Company Opportunity Fund, Large Cap Growth Fund, and Investment Grade Convertible Fund. Dividends from net investment income are declared and paid monthly for the Balanced Fund, Core Bond Fund, Fund for Income, National Municipal Bond Fund, and Ohio Municipal Bond Fund. Dividends from net investment income are declared and paid annually for the International and International Select Fund. Distributable net realized capital gains, if any, are declared and distributed at least annually.

The amounts of dividends from net investment income and distributions from net realized gains are determined in accordance with federal income tax regulations, which may differ from GAAP. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature (i.e. reclass of market discounts and paydowns) such amounts are reclassified within the components of net assets based on their federal tax-basis treatment; temporary differences do not require reclassification. To the extent dividends and distributions exceed net investment income and net realized gains for tax purposes, they are reported as distributions of capital. Net investment losses incurred by a Fund may be reclassified as an offset to capital in the statements of assets and liabilities.

Federal Income Taxes:

It is the policy of each Fund to continue to qualify as a regulated investment company by complying with the provisions available to certain investment companies, as defined in applicable sections of the Internal Revenue Code, and to make distributions of net investment income and net realized capital gains sufficient to relieve it from all, or substantially all, federal income taxes.

The Funds comply with Financial Accounting Standards Board ("FASB") Interpretation No. 48, "Accounting for Uncertainty in Income Taxes" ("FIN 48"). FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the affirmative evaluation of tax positions taken or expected to be taken in the course of preparing the Funds' tax returns to determine whether it is more-likely-than-not (i.e., greater than 50-percent) that each tax position will be sustained upon examination by a taxing authority based on the technical merits of the position. A tax position that meets the more-likely-than-not recognition threshold is measured to determine the amount of benefit to recognize in the financial statements. Differences between tax positions taken in a tax return and amounts recognized in the financial statements will generally result in an increase in a liability for taxes payable (or a reduction of a tax refund receivable), including the recognition of any related interest and penalties as an operating expense. FIN 48 includes a review of tax positions taken in tax years that remain subject to

Notes to Financial Statements — continued

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examination by all major tax jurisdictions, including federal (e.g., the last 4 tax year ends and the interim tax period since then). FIN 48 did not impact the Funds' net assets or results of operations. Management believes that there is no tax liability resulting from unrecognized tax benefits related to uncertain tax positions taken.

Withholding taxes on interest, dividends and capital gains as a result of certain investments in ADRs by the Funds have been provided in accordance with each investment's applicable country's tax rules and rates.

Other:

Expenses that are directly related to a Fund are charged directly to that fund. Other operating expenses of the Trust are prorated to each fund in the Trust on the basis of relative net assets or other appropriate basis. Income, expenses, and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets, except that each class separately bears expenses related specifically to that class, such as transfer agent fees, state registration fees, shareholder servicing, printing and 12b-1 fees.

New Accounting Standards:

In March 2008, FASB issued Statement of Financial Accounting Standards No. 161, "Disclosures about Derivative Instruments and Hedging Activities" ("SFAS 161"). SFAS 161 requires enhanced disclosures about the Funds' derivative and hedging activities, including how such activities are accounted for and their effect on the Funds' financial position, performance and cash flows. Management is currently evaluating the impact the adoption of SFAS 161 will have on the Funds' financial statements and related disclosures.

In September 2008, the FASB issued FASB Staff Position No. FAS 133-1 and FIN 45-4, "Disclosures about Credit Derivatives and Certain Guarantees: An Amendment of FASB Statement No. 133 and FASB Interpretation No. 45; and Clarification of the Effective Date of FASB Statement No. 161". FAS 133-1 and FIN 45-4 are effective for fiscal years and interim periods ending after November 15, 2008. FAS 133-1 and FIN 45-4 require enhanced disclosures by sellers of credit derivatives and certain guarantees, including the nature of these derivatives, approximate terms, reasons for entering into these instruments, and status of payments/performance risk. All disclosures required by this FASB Staff Position have been included in the Credit Default Swap Agreements section in Note 2 to the Notes to Financial Statements.

In April 2009, FASB issued FASB Staff Position No. 157-4. "Determining Fair Value When the Volume and Level of Activity for the Asset or Liability Have Significantly Decreased and Identifying Transactions That Are Not Orderly" ("FSP 157-4"). FSP 157-4 provides additional guidance for estimating fair value in accordance with SFAS 157 when the volume and level of activity for the asset or liability have significantly decreased as well as guidance on identifying circumstances that indicate a transaction is not orderly. FSP 157-4 is effective for fiscal years and interim periods ending after June 15, 2009. Management is currently evaluating the impact the adoption of FSP 157-4 will have on the Funds financial statement disclosures.

3.  Purchases and Sales of Securities:

Purchases and sales of securities (excluding short-term securities) for the six months ended April 30, 2009 were as follows (amounts in thousands):

Fund Name	Purchases (excluding U.S. Government Securities	Sales (excluding U.S. Government Securities	Purchases of U.S. Government Securities	Sales of U.S. Government Securities
Value Fund	$58,077	$60,529	$—	$—
Stock Index Fund	2,904	7,614	—	—
Established Value Fund	82,799	59,034	—	—
Special Value Fund	870,722	820,699	—	—

Notes to Financial Statements — continued

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Fund Name	Purchases (excluding U.S. Government Securities	Sales (excluding U.S. Government Securities	Purchases of U.S. Government Securities	Sales of U.S. Government Securities
Small Company Opportunity Fund	$150,462	$136,006	$—	$—
Large Cap Growth Fund	49,001	20,518	—	—
Balanced Fund	91,057	95,099	50,356	53,275
Investment Grade Convertible Fund	4,867	7,577	—	—
Core Bond Fund	236,937	247,668	187,827	191,997
Fund for Income	132,955	107,185	140,150	114,477
National Municipal Bond Fund	71,588	42,669	—	—
Ohio Municipal Bond Fund	26,122	19,848	—	—
International Fund	61,897	20,047	—	—
International Select Fund	72,980	30,812	—	—

4.  Investment Advisory, Administration, and Distribution Agreements:

Investment advisory services are provided to the Funds by VCM. Under the terms of the Investment Advisory Agreement, the Adviser is entitled to receive fees based on a percentage of the average daily net assets of the Funds. The investment advisory fees of the Value Fund, Special Value Fund, Large Cap Growth Fund and Investment Grade Convertible Fund are computed at the annual rate of 0.75% of each Fund's average daily net assets up to $400 million, 0.65% of each Fund's average daily net assets between $400 million and $800 million, and 0.60% of each Fund's average daily net assets greater than $800 million; the investment advisory fees of the Stock Index Fund are computed at the annual rate of 0.25% of the Fund's average daily net assets up to $400 million, 0.20% of the Fund's average daily net assets between $400 million and $800 million, and 0.15% of the Fund's average daily net assets greater than $800 million; the investment advisory fees of the Established Value Fund are computed at the annual rate of 0.65% of the Fund's average daily net assets up to $100 million, 0.55% of the Fund's average daily net assets between $100 million and $200 million, and 0.45% of the Fund's average daily net assets greater than $200 million; the investment advisory fees of the Balanced Fund are computed at the annual rate of 0.60% of the Fund's average daily net assets up to $400 million, 0.55% of the Fund's average daily net assets between $400 million and $800 million, and 0.50% of the Fund's average daily net assets greater than $800 million; the investment advisory fees of the Core Bond Fund and the Fund for Income are computed at the annual rate of 0.50% of each Fund's average daily net assets up to $400 million, 0.45% of each Fund's average daily net assets between $400 million and $800 million, and 0.40% of each Fund's average daily net assets greater than $800 million; and the investment advisory fees of the National Municipal Bond Fund and the Ohio Municipal Bond Fund are computed at the annual rate of 0.55% of each Fund's average daily net assets up to $400 million, 0.50% of each Fund's average daily net assets between $400 million and $800 million, and 0.45% of each Fund's average daily net assets greater than $800 million. The investment advisory fees of the Small Company Opportunity Fund are computed at the annual rate of 0.85% of the Fund's average daily net assets up to $500 million and 0.75% of the Funds average daily net assets greater than $500 million; the investment advisory fees of the International Fund and the International Select Fund are computed at an annual rate of 0.80% of each Fund's average daily net assets up to $2.5 billion, 0.75% of each Fund's average daily net assets between $2.5 billion and $5 billion and 0.70% of each Fund's average daily net assets greater than $5 billion. The Adviser may use its resources to assist with the Funds distribution and marketing expenses.

KeyBank, serving as custodian for all Funds in the Trust, excluding International Fund and International Select Fund for whom Citibank N.A. serves as custodian, receives custodian fees computed at the annual rate of 0.013% of the first $10 billion of the Victory Trusts' average daily net assets, 0.0113% of the Victory Trusts' average daily net assets between $10 billion and $12.5 billion and 0.0025% of the Victory Trusts' average daily net assets greater than $12.5 billion. Average daily net assets for this computation does not include International Fund and International

Notes to Financial Statements — continued

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Select Fund. The Trust reimburses KeyBank for all of its reasonable out-of-pocket expenses incurred in providing custody services.

VCM also serves as the Funds' administrator and fund accountant. Under an Administration and Fund Accounting Agreement, the Trust and The Victory Variable Insurance Funds (collectively, the "Trusts") pay VCM a fee at the annual rate of 0.108% of the first $8 billion of the aggregate net assets of the Trusts; plus 0.078% of the aggregate net assets of the Trusts between $8 billion and $10 billion; plus 0.075% of the aggregate net assets of the Trusts between $10 billion and $12 billion; plus 0.065% of the aggregate net assets of the Trusts greater than $12 billion, for providing certain administrative and fund accounting services to the Trusts' series.

Citi Fund Services Ohio, Inc. ("Citi") acts as sub-administrator and sub-fund accountant to the Funds under a Sub-Administration Agreement between VCM and Citi. VCM pays Citi a fee for providing these services. The Trust reimburses VCM and Citi for all of their reasonable out-of-pocket expenses incurred in providing these services.

Citi also serves as the Funds' Transfer Agent. Under the terms of the Transfer Agent Agreement, Citi receives a fee that is calculated daily at the annual rate of 0.02% of the first $8 billion of the aggregate net assets of the Trusts; plus 0.015% of the aggregate net assets of the Trusts between $8 billion and $16 billion; plus 0.01% of the aggregate net assets of the Trusts between $16 billion and $20 billion; plus 0.005% of the aggregate net assets of the Trusts greater than $20 billion. In addition, Citi is entitled to reimbursement of out-of-pocket expenses incurred in providing transfer agent services.

Victory Capital Advisers, Inc. (the "Distributor"), an affiliate of the Adviser, serves as distributor for the continuous offering of the shares of the Funds pursuant to a Distribution Agreement between the Distributor and the Trust.

Pursuant to the Trust's 12b-1 Plan, the Distributor may receive a monthly distribution and service fee, at an annual rate of up to 0.50% of the average daily net assets of Class R Shares of the Funds, except for the Stock Index Fund and the Fund for Income, and 1.00% of the average daily net assets of Class C Shares of the Funds. The Distributor may receive a monthly distribution and service fee at an annual rate of up to 0.25% of the average daily net assets of Class R Shares of the Fund for Income. The Stock Index Fund does not participate in the Trust's 12b-1 Plan. The distribution and service fees paid to the Distributor may be used by the Distributor to pay for activities primarily intended to result in the sale of Class R or Class C Shares of the Funds. For the six months ended April 30, 2009, affiliates of the Adviser or the Funds earned $33 (amount in thousands).

The Distributor or financial institutions (directly or through the Distributor), pursuant to a Shareholder Servicing Plan, may receive from Class A Shares of each Fund, except for the Stock Index Fund, a fee of up to 0.25% of the average daily net assets of the Class A Shares of the Funds for providing support services to shareholders of the Funds, which may include establishing and maintaining accounts and records, processing dividend and distribution payments, providing account information, assisting in processing purchase, exchange and redemption requests, and assisting shareholders in changing dividend options, account designations and addresses. Pursuant to the same Shareholder Servicing Plan, and as payment for the same services, the Distributor or financial institutions (directly or through the Distributor), may receive a fee of up to 0.15% of the average daily net assets of Class A Shares and up to 0.25% of Class R Shares of the Stock Index Fund. Financial institutions may include affiliates of the Adviser. For the six months ended April 30, 2009, affiliates of the Adviser or the Funds earned $439 (amount in thousands).

In addition, the Distributor and the Transfer Agent are entitled to receive commissions on sales of the Class A Shares and redemptions of Class C Shares, respectively, of the Funds. For the six months ended April 30, 2009, the Distributor received approximately $27 from commissions earned on sales of Class A Shares and the Transfer Agent received $20 from redemptions of Class C Shares of the Funds. A portion the commissions earned on Class A Shares were reallowed to dealers who sold the Funds' shares, including approximately $9 to affiliates of the Funds (amounts in thousands).

Notes to Financial Statements — continued

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The Trust has also adopted a "defensive" Rule 12b-1 Plan on behalf of the Funds. The Plan allows the Adviser, the Administrator and the Distributor to incur certain expenses that might be considered to constitute indirect payment by the Funds of distribution expenses. No separate payments are authorized to be made by the Funds pursuant to this Plan. To the extent that any payments made by the Funds' Administrator, Distributor, Adviser or any sub-adviser, directly or through an affiliate (in each case, from its own resources), should be deemed to be indirect financing of any activity primarily intended to result in the sale of shares within the context of Rule 12b-1 under the 1940 Act, then such payments shall be deemed to be authorized by the Plan.

The Adviser has entered into expense limitation agreements with certain Funds. Under the terms of the agreements, to the extent that ordinary operating expenses incurred by a Fund in any fiscal year exceed the expense limit for the Fund, such excess amount will be the liability of the Adviser. As of April 30, 2009, the expense limits are as follows:

Fund	Class	Expense Limit
Value Fund	Class C Shares	2.00	%*
Special Value Fund	Class C Shares	2.20	%*
Special Value Fund	Class R Shares	2.00	%^
Balanced Fund	Class C Shares	2.00	%*
Balanced Fund	Class R Shares	2.00	%^
Fund for Income	Class C Shares	1.82	%*
International Fund	Class A Shares	1.40	%#
International Fund	Class C Shares	2.15	%#
International Fund	Class I Shares	1.15	%#
International Select Fund	Class A Shares	1.40	%#
International Select Fund	Class C Shares	2.15	%#
International Select Fund	Class I Shares	1.15	%#

*  In effect until at least February 28, 2014.

^  In effect until at least February 28, 2012.

#  In effect until at least August 31, 2017.

The Adviser, Citi, or other service providers may waive or reimburse additional fees to assist the Funds in maintaining competitive expense ratios.

The International Fund and International Select Fund have entered into an expense limitation agreement with the Adviser, in which these Funds have agreed to repay fees that were waived or reimbursed by the Adviser for a period up to three fiscal years after such waiver or reimbursement was made to the extent such payments or repayments would not cause the expenses of a class to exceed above limits. The Adviser is contractually limiting fees and expenses until August 31, 2017. As of April 30, 2009, the following amounts have been waived or reimbursed by the Adviser and are subject to repayment by the respective fund (amounts in thousands):

Fund	Amount Waived or Reimbursed	Expires October 31,
International Fund	$7	2012
International Select Fund	7	2012

On December 1, 2006, VCM paid the Funds comprising The Victory Portfolios approximately $9.8 million. This amount was allocated to each Fund according to its relative net assets as of November 30, 2006. This payment was made pursuant to an agreement reached among the Funds, BISYS Fund Services, Inc., ("BISYS")(BISYS was acquired by Citi on August 1, 2007) and VCM, the sub-administrator and investment adviser, respectively, relating to certain expenditures that, among other things, supported distribution of Fund shares. The Funds believe that the nature of these

Notes to Financial Statements — continued

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expenditures required additional disclosure to the Board at the time incurred. Under terms of the agreement, Citi and VCM will pay an aggregate of approximately $13.3 million (inclusive of the amounts already paid on December 1, 2006). The payment from Citi will be made on a date and pursuant to a distribution plan to be approved by the Securities and Exchange Commission (the "SEC") in accord with a settlement that BISYS entered into with the SEC on September 26, 2006 relating to that same matters. A proposed plan of distribution, ("Fair Fund Plan") was posted by the SEC for public review and comment on May 29, 2009. Further information, including the methodology of the Fair Fund Plan, is available on the SEC website at www.sec.gov/litigation/admin/2009/34-60011-pdp.pdf. None of these payments has had, or is expected to have, a material effect on the net asset value of any fund.

5.  Line of Credit:

The Victory Trusts (except International Fund and International Select Fund) participate in a short-term, demand note "Line of Credit" agreement with KeyCorp, an affiliate of the Adviser. Under the agreement, the Victory Trusts may borrow up to $200 million. The purpose of the agreement is to meet temporary or emergency cash needs, including redemption requests that might otherwise require the untimely disposition of securities. KeyCorp receives an annual commitment fee of eight basis points on $200 million for providing the Line of Credit. For the six months ended April 30, 2009, the Victory Trusts paid approximately $80 to KeyCorp for the Line of Credit fee (amount in thousands). Effective June 1, 2009, KeyCorp will receive an annual commitment fee of 30 basis points on $150 million for providing the Line of Credit. Each Fund in the Victory Trusts (except International Fund and International Select Fund) pays a pro-rata portion of this commitment fee plus any interest on amounts borrowed. The average loan outstanding and average interest rate for each Fund during the six months ended April 30, 2009 was as follows (dollar amounts in thousands):

Fund	Average Loan		Average Rate
Value Fund	$9		1.23%
Stock Index Fund	26		0.97%
Established Value Fund	20		0.99%
Special Value Fund	234		1.53%
Small Company Opportunity Fund	20		1.80%
Large Cap Growth Fund	—	(a)	0.93%
Balanced Fund	6		0.97%
Investment Grade Convertible Fund	66		1.21%
Core Bond Fund	120		1.03%
Fund for Income	4		1.48%
Ohio Municipal Bond Fund	—	(a)	0.93%

(a) Rounds less than $1,000

At April 30, 2009, the Funds had no loans outstanding with KeyCorp.

6.  Risk:

The Ohio Municipal Bond Fund invests primarily in municipal debt obligations issued by the state of Ohio and its political subdivisions, agencies and public authorities to obtain funds for various public purposes. The Fund is more susceptible to economic and political factors which might adversely affect municipalities and companies within Ohio than are other types of funds which are not geographically concentrated to the same extent.

The International Fund and International Select Fund invest in securities of foreign issuers in various countries. Investing on an international basis involves certain risks not involved in domestic investments including the risk of nationalization or expropriation of assets, imposition of currency exchange controls or restrictions on the repatriation of foreign currency, confiscatory taxation,

Notes to Financial Statements — continued

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political or financial instability and diplomatic developments which could affect the value of a Fund's investments in certain foreign countries. Governments of many countries have exercised and continue to exercise substantial influence over many aspects of the private sector through the ownership or control of many companies, including some of the largest in these countries. As a result, government actions in the future could have a significant effect on economic conditions which may adversely affect prices of certain portfolio securities. There is also generally less government supervision and regulation of stock exchanges, brokers, and listed companies than in the U.S. Dividends or interest on, or proceeds from the sale of, foreign securities may be subject to foreign withholding taxes, and special U.S. tax considerations may apply. Moreover, foreign economies may differ favorably or unfavorably from the U.S. economy in such respects as growth of gross national product, rate of inflation, capital re-investment, resource self-sufficiency and balance of payments position.

The Funds will be subject to credit risk with respect to the amount it expects to receive from counterparties to financial instruments entered into by the Funds. The Funds may be negatively impacted if counterparty becomes bankrupt or otherwise fails to perform its obligations due to financial difficulties. The Funds may experience significant delays in obtaining any recovery in bankruptcy or other reorganization proceeding and the Funds may obtain only limited recovery or may obtain no recovery in such circumstances. The Funds typically enter into transactions with counterparties whose credit ratings are investment grade, as determined by a nationally recognized statistical rating organization, or, if unrated, judged by the Adviser to be of comparable quality.

7.  Federal Income Tax Information

The tax character of current year distributions paid and the tax basis of the current components of accumulated earnings (deficit) will be determined at the end of the current tax year ending October 31, 2009.

The tax character of distributions paid during the fiscal year ended October 31, 2008 was as follows (total distributions paid may differ from the Statements of Changes in Net Assets because for tax purposes, dividends are recognized when actually paid) (amounts in thousands):

	Distributions paid from
	Ordinary Income		Net Long-Term Capital Gains	Total Taxable Distributions		Tax-Exempt Distributions	Total Distributions Paid
Value Fund	$14,446		$9,486	$23,932		$—	$23,932
Stock Index Fund	847		—	847		—	847
Established Value Fund	1,190		30,947	32,137		—	32,137
Special Value Fund	46,357		14,118	60,475		—	60,475
Small Company Opportunity Fund	2,232		15,300	17,532		—	17,532
Balanced Fund	9,097		7,346	16,443		—	16,443
Investment Grade Convertible Fund	3,655		4,138	7,793		—	7,793
Core Bond Fund	8,157		—	8,157		—	8,157
Fund for Income	17,573		—	17,573		—	17,573
National Municipal Bond Fund	18		—	18		2,353	2,371
Ohio Municipal Bond Fund	—	(a)	—	—	(a)	3,861	3,861

(a) Amount rounds to less than $1,000.

Notes to Financial Statements — continued

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The tax character of distributions paid during the fiscal year ended October 31, 2007 was as follows (total distributions paid may differ from the Statements of Changes in Net Assets because for tax purposes, dividends are recognized when actually paid) (amounts in thousands):

	Distributions paid from
	Ordinary Income	Net Long-Term Capital Gains	Total Taxable Distributions	Tax-Exempt Distributions	Total Distributions Paid
Value Fund	$12,287	$21,663	$33,950	$—	$33,950
Stock Index Fund	1,085	—	1,085	—	1,085
Established Value Fund	816	49,416	50,232	—	50,232
Special Value Fund	15,301	12,279	27,580	—	27,580
Small Company Opportunity Fund	6,429	21,677	28,106	—	28,106
Balanced Fund	2,408	1,334	3,742	—	3,742
Investment Grade Convertible Fund	1,724	143	1,867	—	1,867
Core Bond Fund	7,635	—	7,635	—	7,635
Fund for Income	17,808	—	17,808	—	17,808
National Municipal Bond Fund	196	84	280	2,444	2,724
Ohio Municipal Bond Fund	171	150	321	3,912	4,232

As of October 31, 2008, the components of accumulated earnings/(deficit) on a tax basis were as follows (amounts in thousands):

	Undistributed Tax Exempt Income	Undistributed Ordinary Income	Undistributed Long-Term Capital Gains	Accumulated Earnings	Accumulated Capital and Other Losses	Unrealized Appreciation Depreciation*	Total Accumulated Earnings/ (Deficit)
Value Fund	$—	$187	$—	$187	$(20,060)	$(36,915)	$(56,788)
Stock Index Fund	—	58	—	58	(42,854)	14,670	(28,126)
Established Value Fund	—	149	—	149	(1,716)	7,065	5,498
Special Value Fund	—	474	—	474	(103,743)	(431,367)	(534,636)
Small Company Opportunity Fund	—	405	—	405	(15,315)	(96,199)	(111,109)
Large Cap Growth Fund	—	—	—	—	(1,260)	(2,002)	(3,262)
Balanced Fund	—	196	—	196	(3,470)	(17,877)	(21,151)
Investment Grade Convertible Fund	—	—	—	—	(4,758)	(8,408)	(13,166)
Core Bond Fund	—	410	—	410	(10,732)	(18,030)	(28,352)
Fund for Income	—	768	—	768	(50,876)	(7,649)	(57,757)
National Municipal Bond Fund	94	—	—	94	(173)	(1,110)	(1,189)
Ohio Municipal Bond Fund	119	—	—	119	(179)	828	768

*The differences between the book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to: tax deferral of losses wash sales and the difference between book and tax amortization methods for premium and market discount.

Notes to Financial Statements — continued

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As of October 31, 2008, the following Funds had net capital loss carryforwards to offset future net capital gains, if any, to the extent provided by Treasury regulations (amounts in thousands):

	2009	2010	2011	2012	2013	2014	2015	2016	Total
Value Fund	$—	$—	$—	$—	$—	$—	$—	$20,060	$20,060
Stock Index Fund	—	37,517	5,337	—	—	—	—	—	42,854
Established Value Fund	—	—	—	—	—	—	—	1,716	1,716
Special Value Fund	—	—	—	—	—	—	—	103,743	103,743
Small Company Opportunity Fund	—	—	—	—	—	—	—	15,315	15,315
Large Cap Growth Fund	—	—	—	—	—	113	—	1,147	1,260
Balanced Fund	—	—	—	—	—	—	—	3,470	3,470
Investment Grade Convertible Fund	—	—	—	—	—	—	—	4,758	4,758
Core Bond Fund	—	1,297	—	—	3,857	4,629	—	949	10,732
Fund for Income	691	1,886	6,735	14,071	7,637	6,110	9,829	3,917	50,876
National Municipal Bond Fund	—	—	—	—	—	—	96	77	173
Ohio Municipal Bond Fund	—	—	—	—	—	—	82	97	179

During the year ended October 31, 2008, the Stock Index Fund utilized $2,072 (amount in thousands) of capital loss carryforwards.

The cost basis for federal income tax purposes, gross unrealized appreciation, gross unrealized depreciation and net unrealized appreciation/depreciation as of April 30, 2009 is as follows (amounts in thousands):

	Cost of Investments for Federal Tax Purposes	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation/ Depreciation
Value Fund	$151,638	$5,962	$(25,191)	$(19,229)
Stock Index Fund	22,501	15,411	(5,613)	9,798
Established Value Fund	285,644	31,127	(14,530)	16,597
Special Value Fund	1,265,264	94,509	(243,572)	(149,063)
Small Company Opportunity Fund	469,369	13,737	(68,002)	(54,265)
Large Cap Growth Fund	42,348	6,370	(2,456)	3,914
Balanced Fund	103,053	4,032	(13,474)	(9,442)
Investment Grade Convertible Fund	29,416	844	(4,215)	(3,371)
Core Bond Fund	164,070	2,647	(20,593)	(17,946)
Fund for Income	340,270	6,728	(5,990)	738
National Municipal Bond Fund	98,334	4,354	(289)	4,065
Ohio Municipal Bond Fund	108,284	7,105	(118)	6,987
International Fund	40,926	2,692	(2,407)	285
International Select Fund	40,691	2,651	(2,190)	461

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Other Information

On December 3, 2008, the Victory Portfolios (the "Funds") dismissed PricewaterhouseCoopers LLP as its independent registered public accounting firm. The Funds' Audit Committee and Board of Trustees participated in and approved the decision to change its independent registered public accounting firm.

The reports of PricewaterhouseCoopers LLP on the Funds' financial statements for the past two fiscal years contained no adverse opinion or disclaimer of opinion and were not qualified or modified as to uncertainty, audit scope, or accounting principle.

During the two most recent fiscal years and through December 3, 2008, there have been no disagreements with PricewaterhouseCoopers LLP on any matter of accounting principles or practices, financial statement disclosure, or auditing scope or procedure, which disagreements if not resolved to the satisfaction of PricewaterhouseCoopers LLP would have caused them to make reference thereto in their reports on the financial statements for such years.

As disclosed in the Funds' Form N-SAR for the period ended October 31, 2007, the Victory Investment Grade Convertible Bond Fund did not maintain effective controls over recognition of premium amortization on certain convertible bond investments to ensure that premiums attributable to the equity conversion feature were not amortized for federal income tax purposes.

The Funds engaged Ernst & Young LLP as its new independent registered public accounting firm as of December 3, 2008.

Trustee and Officer Information

Board of Trustees.

Overall responsibility for management of the Trust rests with the Board. The Trust is managed by the Board, in accordance with the laws of the State of Delaware. There are currently ten Trustees, eight of whom are not "interested persons" of the Trust within the meaning of that term under the 1940 Act ("Independent Trustees") and two Advisory Trustees, both of whom are "interested persons" of the Trust within the meaning of that term under the 1940 Act ("Interested Trustees"). The Trustees, in turn, elect the officers of the Trust to actively supervise its day-to-day operations.

The following tables list the Trustees, their ages, position with the Trust, length of time served, principal occupations during the past five years and any directorships of other investment companies or companies whose securities are registered under the Securities Exchange Act of 1934, as amended, or who file reports under that Act. Each Trustee oversees 22 portfolios in the Trust, one portfolio in The Victory Variable Insurance Funds and one portfolio in The Victory Institutional Funds, each a registered investment company that, together with the Trust, comprise the Victory Fund Complex. Each Trustee's address is c/o The Victory Portfolios, 3435 Stelzer Road, Columbus, Ohio 43219. Each Trustee has an indefinite term.

Name (Year of Birth)	Position Held with the Trust	Date Commenced Service	Principal Occupation During Past 5 Years	Other Directorships Held in Public Companies
Independent Trustees.

Mr. David Brooks Adcock (1951)	Trustee	May 2005	General Counsel, Duke University and Duke University Health System (1982-2006).	Hospital Partners of America.

Mr. Nigel D. T. Andrews (1947)	Vice Chair and Trustee	August 2002	Retired (since 2001).	Chemtura Corporation; Old Mutual plc.

Ms. E. Lee Beard (1951)	Trustee	May 2005	President Principal Owner (since 2003) The Henlee Group.	None.

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Name (Year of Birth)	Position Held with the Trust	Date Commenced Service	Principal Occupation During Past 5 Years	Other Directorships Held in Public Companies
Ms. Lyn Hutton (1950)	Trustee	March 2002	Chief Investment Officer, The Commonfund for Nonprofit Organizations (since January 2003).	None.

Mr. John L. Kelly (1953)	Trustee	May 2008	Managing Director, JL Thornton & Co. Financial Consultant (since 2003).	None.

Dr. Thomas F. Morrissey (1934)	Trustee	November 1994	Retired. Professor Emeritus (1970-2004), Weatherhead School of Management, Case Western Reserve University.	None.

Ms. Karen F. Shepherd (1940)	Trustee	August 2002	Retired.	UBS Bank USA; OC Tanner Co.

Mr. Leigh A. Wilson (1944)	Chair and Trustee	November 1994	Chief Executive Officer, Third Wave Associates (p/k/a New Century Living, Inc.) (full service independent living for senior citizens); Director, The Mutual Fund Directors Forum (since 2004).	Chair, Old Mutual Advisor II Funds (23 portfolios) and Old Insurance (8 Portfolios); Trustee, Old Mutual Funds III (12 Portfolios).

Independent Advisory Trustees.

Teresa C. Barger (1955)	Advisory Trustee	December 2008	Chief Investment Officer/Chief Executive Officer, Cartica Capital LLC (since, 2007); Director of the Corporate Governance and Capital Markets Advisory Department for the World Bank and International Finance Corporation (2004-2007).	None.

David L. Meyer (1957)	Advisory Trustee	December 2008	Retired (since 2008), Chief Operating Officer, Investment & Wealth Management Division, PNC Financial Services Group (Mercantile Bankshares Corp. prior to March 2007) (since 2002).	None.

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Name (Year of Birth)	Position Held with the Trust	Date Commenced Service	Principal Occupation During Past 5 Years	Other Directorships Held in Public Companies
Interested Trustees.

David C. Brown (1972)	Trustee	May 2008	Chief Operating Officer, Victory Capital Management, Inc. (since July 2004); Chief Financial Officer and Chief Operating Officer, Gartmore Emerging Managers (February 1999-July 2004).	None.

Thomas W. Bunn (1953)	Trustee	May 2008	Retired (since February 2009); Vice Chair, KeyCorp National Banking (since July 2005); Senior Executive Vice President of Key's Corporate Finance Group (March 2002-July 2005).	None.

Messres Brown and Bunn are "Interested Persons" by reason of their relationship with KeyCorp.

The Statement of Additional Information includes additional information about the Trustees of the Trust and is available, without charge, by calling 1-800-539-3863.

Officers.

The officers of the Trust, their ages, the length of time served and their principal occupations during the past five years, are detailed in the following table. Each individual holds the same position with the other registered investment companies in the Victory Fund Complex, and each officer serves until the earlier of his or her resignation, removal, retirement, death, or the election of a successor. The mailing address of each officer of the Trust is 3435 Stelzer Road, Columbus, Ohio 43219-3035. Except for the Chief Compliance Officer, the officers of the Trust receive no compensation directly from the Trust for performing the duties of their offices.

Name (Year of Birth)	Position with the Trust	Date Commenced Service	Principal Occupation During Past 5 Years
Mr. Michael Policarpo, II (1974)	President	May 2008 (Officer since May 2006)	Managing Director of the Adviser (since July 2005). Vice President of Finance, Gartmore Global Investments, (August 2004-July 2005). Chief Financial Officer Advisor Services, Gartmore Global Investments Inc. (August 2003-August 2004).

Mr. Peter W. Scharich (1964)	Vice President	May 2008	Managing Director, Mutual Fund Administration, the Adviser (since January 2006), Managing Director, Strategy, the Adviser (March 2005-January 2006), Chief Financial Officer, the Adviser (September 2002-March 2005).

Mr. Christopher K. Dyer (1962)	Secretary	February 2006	Head of Mutual Fund Administration, the Adviser.

Mr. Jay G. Baris (1954)	Assistant Secretary	December 1997	Partner, Kramer Levin Naftalis & Frankel LLP.

Mr. Christopher E. Sabato (1968)	Treasurer	May 2005	Senior Vice President, Fund Administration, Citi.

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Name (Year of Birth)	Position with the Trust	Date Commenced Service	Principal Occupation During Past 5 Years
Mr. Michael J. Nanosky (1966)	Anti-Money Laundering Compliance Officer and Identity Theft Officer	February 2009	Vice President and Chief Compliance Officer, CCO Services of Citi Fund Services Inc. (since 2008); Vice President and Managing Director of Regulatory Compliance, National City Bank-Allegiant Asset Management (2004-2008); Vice President and Director of Fund Administration and Compliance, National City Bank-Allegiant Asset Management (2002-2004).

Mr. Edward J. Veilleux (1943)	Chief Compliance Officer	October 2005	President of EJV Financial Services (mutual fund consulting) since 2002.

Proxy Voting and Form N-Q Information

Proxy Voting:

Information regarding the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 1-800-539-3863. The information included in the Funds' Statement of Additional Information, which is available on the Funds' website at www.victoryconnect.com and on the Securities and Exchange Commission's website at www.sec.gov.

Information relating to how the Funds voted proxies relating to portfolio securities held during the most recent twelve months ended June 30 is available on the Funds' website at www.victoryconnect.com and on the Securities and Exchange Commissions website at www.sec.gov.

Availability of Schedules of Investments:

The Trust files its complete list of schedules of investments with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the Securities and Exchange Commission's website at www.sec.gov. You may also review or, for a fee, copy those documents by visiting the Securities and Exchange Commission's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room can be obtained by calling the Securities and Exchange Commission at 1-202-551-8090.

Expense Examples

As a shareholder of the Funds, you may incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases and (2) ongoing costs, including management fees, distribution and service (12b-1) fees, and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

These examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period from November 1, 2008 through April 30, 2009.

Actual Expenses

The table below provides information about actual account values and actual expenses. You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then

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multiply the result by the number in the table under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

	Beginning Account Value 11/1/08	Ending Account Value 4/30/09	Expenses Paid During Period* 11/1/08-4/30/09	Expense Ratio During Period** 11/1/08-4/30/09
Value Fund
Class A Shares	$1,000.00	$886.00	$5.99	1.28%
Class C Shares	1,000.00	882.60	9.34	2.00%
Class R Shares	1,000.00	885.20	7.48	1.60%
Class I Shares	1,000.00	887.20	4.35	0.93%
Stock Index Fund
Class A Shares	1,000.00	916.40	3.33	0.70%
Class R Shares	1,000.00	914.80	4.27	0.90%
Established Value Fund
Class A Shares	1,000.00	1,016.30	5.95	1.19%
Class R Shares	1,000.00	1,015.10	6.80	1.36%
Special Value Fund
Class A Shares	1,000.00	979.20	6.23	1.27%
Class C Shares	1,000.00	974.90	10.77	2.20%
Class R Shares	1,000.00	976.50	8.33	1.70%
Class I Shares	1,000.00	980.40	4.37	0.89%
Small Company Opportunity Fund
Class A Shares	1,000.00	948.80	8.02	1.66%
Class R Shares	1,000.00	948.40	8.16	1.69%
Class I Shares	1,000.00	951.70	5.13	1.06%
Large Cap Growth Fund
Class A Shares	1,000.00	985.90	6.15	1.25%
Class C Shares	1,000.00	982.30	10.32	2.10%
Class R Shares	1,000.00	984.70	8.12	1.65%
Balanced Fund
Class A Shares	1,000.00	963.30	5.74	1.18%
Class C Shares	1,000.00	959.60	9.72	2.00%
Class R Shares	1,000.00	961.40	7.78	1.60%
Class I Shares	1,000.00	965.10	3.90	0.80%
Investment Grade Convertible Fund
Class A Shares	1,000.00	1,086.10	6.88	1.33%
Class I Shares	1,000.00	1,088.20	5.18	1.00%
Core Bond
Class A Shares	1,000.00	1,031.10	4.03	0.80%
Class I Shares	1,000.00	1,033.70	2.77	0.55%
Fund for Income
Class A Shares	1,000.00	1,051.90	4.88	0.96%
Class C Shares	1,000.00	1,047.60	9.24	1.82%
Class R Shares	1,000.00	1,052.50	5.19	1.02%

*Expenses are equal to the average account value times the Fund's annualized expense ratio multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year.

**Annualized.

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	Beginning Account Value 11/1/08	Ending Account Value 4/30/09	Expenses Paid During Period* 11/1/08-4/30/09	Expense Ratio During Period** 11/1/08-4/30/09
National Municipal Bond Fund
Class A Shares	$1,000.00	$1,078.70	$5.15	1.00%
Ohio Municipal Bond Fund
Class A Shares	1,000.00	1,076.40	5.25	1.02%
International Fund
Class A Shares (a)	1,000.00	1,033.00	6.12	1.40%
Class C Shares (a)	1,000.00	1,030.00	9.39	2.15%
Class I Shares (a)	1,000.00	1,034.00	5.03	1.15%
International Select Fund
Class A Shares (a)	1,000.00	1,017.00	6.07	1.40%
Class C Shares (a)	1,000.00	1,013.00	9.31	2.15%
Class I Shares (a)	1,000.00	1,017.00	4.99	1.15%

(a)   Information shown reflects values for the period from November 25, 2008 (commencement of operations) to April 30, 2009 and has been calculated using expense ratios and rates of return for the same period.

*Expenses are equal to the average account value times the Fund's annualized expense ratio multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year.

**Annualized.

Hypothetical Example for Comparison Purposes

The table below provides information about hypothetical account values and hypothetical expenses based on each Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value 11/1/08	Ending Account Value 4/30/09	Expenses Paid During Period* 11/1/08-4/30/09	Expense Ratio During Period** 11/1/08-4/30/09
Value Fund
Class A Shares	$1,000.00	$1,018.45	$6.41	1.28%
Class C Shares	1,000.00	1,014.88	9.99	2.00%
Class R Shares	1,000.00	1,016.86	8.00	1.60%
Class I Shares	1,000.00	1,020.18	4.66	0.93%
Stock Index Fund
Class A Shares	1,000.00	1,021.32	3.51	0.70%
Class R Shares	1,000.00	1,020.33	4.51	0.90%
Established Value Fund
Class A Shares	1,000.00	1,018.89	5.96	1.19%
Class R Shares	1,000.00	1,018.05	6.80	1.36%

*Expenses are equal to the average account value times the Fund's annualized expense ratio multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year.

**Annualized.

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	Beginning Account Value 11/1/08	Ending Account Value 4/30/09	Expenses Paid During Period* 11/1/08-4/30/09	Expense Ratio During Period** 11/1/08-4/30/09
Special Value Fund
Class A Shares	$1,000.00	$1,018.50	$6.36	1.27%
Class C Shares	1,000.00	1,013.88	10.99	2.20%
Class R Shares	1,000.00	1,016.36	8.50	1.70%
Class I Shares	1,000.00	1,020.38	4.46	0.89%
Small Company Opportunity Fund
Class A Shares	1,000.00	1,016.56	8.30	1.66%
Class R Shares	1,000.00	1,016.41	8.45	1.69%
Class I Shares	1,000.00	1,019.54	5.31	1.06%
Large Cap Growth Fund
Class A Shares	1,000.00	1,018.60	6.26	1.25%
Class C Shares	1,000.00	1,014.38	10.49	2.10%
Class R Shares	1,000.00	1,016.61	8.25	1.65%
Balanced Fund
Class A Shares	1,000.00	1,018.94	5.91	1.18%
Class C Shares	1,000.00	1,014.88	9.99	2.00%
Class R Shares	1,000.00	1,016.86	8.00	1.60%
Class I Shares	1,000.00	1,020.83	4.01	0.80%
Investment Grade Convertible Fund
Class A Shares	1,000.00	1,018.20	6.66	1.33%
Class I Shares	1,000.00	1,019.84	5.01	1.00%
Core Bond
Class A Shares	1,000.00	1,020.83	4.01	0.80%
Class I Shares	1,000.00	1,022.07	2.76	0.55%
Fund for Income
Class A Shares	1,000.00	1,020.03	4.81	0.96%
Class C Shares	1,000.00	1,015.77	9.10	1.82%
Class R Shares	1,000.00	1,019.74	5.11	1.02%
National Municipal Bond Fund
Class A Shares	1,000.00	1,019.84	5.01	1.00%
Ohio Municipal Bond Fund
Class A Shares	1,000.00	1,019.74	5.11	1.02%
International Fund
Class A Shares	1,000.00	1,017.85	7.00	1.40%
Class C Shares	1,000.00	1,014.13	10.74	2.15%
Class I Shares	1,000.00	1,019.09	5.76	1.15%
International Select Fund
Class A Shares	1,000.00	1,017.85	7.00	1.40%
Class C Shares	1,000.00	1,014.13	10.74	2.15%
Class I Shares	1,000.00	1,019.09	5.76	1.15%

*Expenses are equal to the average account value times the Fund's annualized expense ratio multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year.

**Annualized.

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Portfolio Holdings:

(As a Percentage of Total Investments)

Victory Value Fund	Victory Stock Index Fund

Victory Established Value Fund	Victory Special Value Fund

Victory Small Company Opportunity Fund	Victory Large Cap Growth Fund

*Short-Term Securities held as Collateral for Security Lending

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Victory Balanced Fund	Victory Investment Grade Convertible Fund

(a)  Rounds to less than 0.1%.

Victory Core Bond Fund	Victory Fund For Income

Victory National Municpal Bond Fund	Victory Ohio Municipal Bond Fund

*Short-Term Securities held as Collateral for Security Lending

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Victory International Fund	Victory International Select Fund

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Considerations of the Board in Continuing the Investment Advisory Agreement (the "Agreement")

The Board approved the Agreement on behalf of all of the Funds at its regular meeting, which was called for that purpose, on December 3, 2008. The Board also considered information relating to the Agreement at a meeting on October 22, 2008. In considering whether to approve the Agreement, the Board requested, and the Adviser provided, information that the Board believed to be reasonably necessary to reach its conclusion. The Board carefully evaluated this information and was advised by legal counsel to the Funds and by legal counsel to the Independent Trustees. The Board reviewed numerous factors with respect to each Fund. The Board considered each Fund's investment performance as a significant factor in determining whether the Agreement should be continued. In considering whether the compensation paid to the Adviser was fair and reasonable, the Board also evaluated, among other things, the following factors:

• Services provided under the Agreement;

• Requirements of the Funds for the services provided by the Adviser;

• The quality of the services provided and expected to be provided;

• Fees payable for the services and whether the fee arrangements provided for economies of scale benefits to Fund shareholders as the Funds grow;

• Total expenses of each Fund, net of any distribution or shareholder servicing fees;

• The Adviser's commitments to operating the Funds at competitive expense levels;

• Profitability of the Adviser (as reflected by comparing fees earned against the Adviser's costs) with respect to the Adviser's relationship with the Funds;

• Soft-dollar and other service benefits received by the Adviser, including, sources of revenue to affiliates of the Adviser from the Funds through custodian and administration fees;

• Capabilities and financial condition of the Adviser;

• Current economic and industry trends; and

• Historical relationship between each Fund and the Adviser.

The Board reviewed each Fund's current management fee, comprised of the advisory fee plus the administrative fee paid to the Adviser, in the context of the Adviser's profitability of each Fund individually. In addition, the Board compared each Fund's expense ratio, net of any distribution or shareholder servicing fees, and management fee with comparable mutual funds in a peer group compiled by an independent consultant and reviewed by the Adviser. The Board considered the factors and methodology used in the selection of each Fund's peer group. When relevant, the Board also reviewed fees that the Adviser charged for managing the assets of similarly-managed institutional accounts. The Trustees also noted that the breakpoints in the advisory fee schedule for each of the Funds evidenced the Adviser's willingness to share in its economies of scale.

The Board reviewed each Fund's performance against the selected peer group and its performance against the Fund's selected benchmark index. The Board recognized that each Fund's performance is provided net of expenses, while the benchmark indices are gross returns.

The Board reviewed various specific factors with respect to each Fund, as described below. In their deliberations, the Trustees did not rank the importance of any particular information or factor considered, and it is presumed that each Trustee attributed different weights to various factors.

Value Fund:

The Board compared the Value Fund's gross annual management fee of 0.85% to the gross median management fee for the peer group and considered the fact that the fee was higher than the 0.78% for the peer group. The Board also compared the Fund's Class A annual expense ratio, net of any shareholder servicing fee, of 0.94% to the median comparable expense ratio for the peer group and considered the fact that the Fund's ratio was lower than the peer group median of 0.97%. The Board also considered the fact that the Adviser had contractually agreed to waive its fees and reimburse expenses, excluding certain specified costs, if the Fund's Class C expenses exceeded 2.00% through February 28, 2014 and had also agreed to a voluntary waiver and reimbursement, excluding certain specified costs, for the Fund's Class R shares and Class I shares. The Board also considered

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the fact that the Fund remained small at just over $200 million in assets. The Board then compared the Fund's Class A performance for the one-year, three-year, five-year and ten-year periods ended July 31, 2008 to that of the peer group for the same periods and considered the fact that the Fund had outperformed the peer group for all four periods. The Board noted that the Fund had outperformed its benchmark index in each of the periods except the ten-year period and outperformed its Morningstar category in each of the four periods.

Having concluded, among other things, that: (1) the Value Fund's annual expenses were well within the range of expenses attributable to comparable mutual funds, even though the management fee was higher than the median for the peer group; (2) the Adviser's willingness to limit the Fund's Class C, Class I and Class R expense ratios would provide stability to the Fund's expenses for some period of time; and (3) the Fund had preformed well compared to its peers for all four periods reviewed; the Board determined that it was in the best interests of the Fund's shareholders to approve the continuation of the Agreement with respect to this Fund.

Stock Index Fund:

With respect to the Stock Index Fund, the Board compared the Fund's gross annual management fee of 0.34% to the median gross management fee for the peer group and noted the fact that it was higher than the peer group's 0.28% median gross management fee. The Board also compared the Fund's Class A annual expense ratio, net of any shareholder servicing fee, of 0.51% to the median comparable expense ratio for the peer group and considered the fact that the Fund's expense ratio was equal to the peer group median expense ratio. The Board also considered the fact that the Adviser had voluntarily agreed to waive its fees and reimburse expenses, excluding certain specified costs, if the Fund's Class A and Class R expenses exceeded 0.70% and 0.90%, respectively. The Board also considered the fact that, at approximately $75 million in assets, the Fund remained very small. The Board then compared the Fund's Class A performance for the one-year, three-year, five-year and ten-year periods ended July 31, 2008 to that of the peer group for the same periods and considered the fact that the Fund had outperformed the peer group in each period except the ten-year period and that in the ten-year period, the Fund only slightly underperformed the peer group. The Board noted that the Fund had underperformed its benchmark index and its Morningstar category in each of the periods.

Having concluded, among other things, that: (1) the Stock Index Fund's annual expenses were well within the range of expenses attributable to comparable mutual funds, even though the gross management fee was higher than the median for the peer group; (2) the Adviser's willingness to limit the Fund's expense ratio would provide stability to the Fund's expenses while the Fund grew; and (3) the Fund had performed well compared to its peers during three of the four periods reviewed, even though it underperformed its benchmark in each of the periods; the Board determined that it was in the best interests of the Fund's shareholders to approve the continuation of the Agreement with respect to this Fund.

Established Value Fund:

With respect to the Established Value Fund, the Board compared the Fund's 0.65% gross annual management fee to the median management fee for the peer group and considered the fact that the fee was substantially lower than the median gross management fee of 0.84% for the peer group. The Board also compared the Fund's Class A annual expense ratio, net of any shareholder servicing fee, of 0.88% to the median expense ratio for the peer group and considered the fact that Fund's expense ratio was significantly lower than the peer group's median of 1.20%. The Board also considered the fact that, at approximately $290 million in assets, the Fund remained quite small. The Board then compared the Fund's Class A performance for the one-year, three-year and five year periods ended July 31, 2008 to that of the peer group for the same periods and considered the fact that the Fund significantly outperformed the peer group in all of the periods reviewed. The Board noted that the Fund also had outperformed both its benchmark index and its Morningstar category in each of the periods.

Having concluded, among other things, that: (1) the Established Value Fund's management fee and annual expenses were well within the range of management fees and expenses attributable to comparable mutual funds; and (2) the Fund had outperformed its peer group, benchmark index and Morningstar category in each of the periods reviewed; the Board determined that it was in the best interests of the Fund's shareholders to approve the continuation of the Agreement with respect to this Fund.

  Supplemental Information — continued
The Victory Portfolios  April 30, 2009

  (Unaudited)

Special Value Fund:

The Board compared the Special Value Fund's 0.80% gross annual management fee to the median gross management fee for the peer group and considered the fact that the fee was higher than the median gross management fee of 0.75% for the peer group. The Board also compared the Fund's Class A annual expense ratio, net of any shareholder servicing fee, of 0.93% to the comparable expense ratio for the peer group and considered the fact that the Fund's ratio was lower than the peer group's median of 0.96%. The Board also considered the fact that the Adviser had contractually agreed to waive its fees and reimburse expenses, excluding certain specified costs, if the Fund's Class C and Class R expenses exceeded 2.20% and 2.00%, respectively, through February 28, 2014 and February 28, 2012, respectively. The Board then compared the Fund's Class A performance for the one-year, three-year, five-year and ten-year periods ended July 31, 2008 to that of the peer group for the same periods and considered the fact that the Fund outperformed the peer group for each of the periods. The Board noted that the Fund had also outperformed both its benchmark index and its Morningstar category in each of the periods reviewed.

Having concluded, among other things, that: (1) the Special Value Fund's annual expenses were well within the range of expenses attributable to comparable mutual funds, even though the management fee was higher than the median for the peer group; (2) the Adviser's willingness to limit the Fund's Class C and Class R expense ratios through February 28, 2014 and February 28, 2012, respectively, would provide stability to the Fund's expenses during those periods; and (3) the Fund had performed well as compared with its peers during all four periods reviewed; the Board determined that it was in the best interests of the Fund's shareholders to approve the continuation of the Agreement with respect to this Fund.

Small Company Opportunity Fund:

With respect to the Small Company Opportunity Fund, the Board compared the Fund's 0.94% gross annual management fee to the median gross management fee charged to the funds in the peer group and considered the fact that the fee was higher than the median gross management fee of 0.78% for the peer group. The Board also compared the Fund's Class A annual expense ratio, net of any shareholder servicing fee, of 1.12% to the median comparable expense ratio for the peer group and considered the fact that the Fund's ratio was lower than the peer group median of 1.21%. The Board also considered the fact that, at approximately $250 million in assets, the Fund remained small. The Board then compared the Fund's Class A performance for the one-year, three-year and five-year periods ended July 31, 2008 to that of the peer group for the same periods and considered the fact that the Fund outperformed the peer group in each of the periods. The Board noted that the Fund had outperformed both its benchmark index and its Morningstar category in each of the three periods reviewed.

Having concluded, among other things, that: (1) the Small Company Opportunity Fund's management fee, though higher than the median management fee for the peer group, remained in an acceptable range of management fees for comparable mutual funds; (2) the Fund's annual expenses were well within the range of expenses attributable to comparable mutual funds; (3) the Fund had outperformed the peer group, its benchmark index and its Morningstar category in each of the periods reviewed; the Board determined that it was in the best interests of the Fund's shareholders to approve the continuation of the Agreement with respect to this Fund.

Large Cap Growth Fund (formerly Focused Growth Fund):

With respect to the Large Cap Growth Fund, the Board compared the Fund's 0.84% gross annual management fee to the median gross management fee charged to the funds in the peer groups and considered the fact that the fee was higher than the median gross management fee of 0.79% for the peer group. The Board also compared the Fund's Class A annual expense ratio, net of any shareholder servicing fee, of 1.94% to the median comparable expense ratio for the peer group and considered the fact that the Fund's ratio was higher than the peer group median of 1.39%. The Board also considered the fact that the Adviser had voluntarily agreed to waive its fees and reimburse expenses, excluding certain specified costs, if the Fund's Class A, Class C and Class R expenses exceeded 1.40%, 2.10% and 1.65%, respectively. The Board also considered the fact that, at approximately $5 million in assets, the Fund remained extremely small. The Board then compared the Fund's Class A performance for the one-year and three-year periods ended July 31, 2008 to that of the peer group for the same periods and considered the fact that the Fund had significantly outperformed the peer group in each period. The Board noted that the Fund had also outperformed its benchmark index and Morningstar category in both periods.

  Supplemental Information — continued
The Victory Portfolios  April 30, 2009

  (Unaudited)

Having concluded, among other things, that: (1) the Large Cap Growth Fund's management fee, after waivers, was well within the range of management fees attributable to comparable mutual funds; (2) the Fund's annual expenses, through higher than the peer group's median, were acceptable given the size of the Fund; (3) the Adviser's willingness to limit the Fund's expense ratio would provide stability to the Fund's expenses; and (4) the Fund had significantly outperformed its peer group, its benchmark index and its Morningstar category during each period reviewed; the Board determined that it was in the best interests of the Fund's shareholders to approve the continuation of the Agreement with respect to this Fund.

Balanced Fund:

The Board compared the Balanced Fund's 0.70% gross annual management fee to the median gross management fee charged to the funds in the peer group and considered the fact that the fee was lower than the median gross management fee of 0.71% for the peer group. The Board also compared the Fund's Class A annual expense ratio, net of any shareholder servicing fee, of 0.84% to the median comparable expense ratio for the peer group and considered the fact the Fund's ratio was lower than the peer group median of 1.00%. The Board also considered the fact that the Adviser had contractually agreed to waive its fee and reimburse expenses, excluding certain specified costs, if the Fund's Class C expenses exceeded 2.00% until February 20, 2014, and had also agreed to a voluntary waiver and reimbursement, excluding certain specified costs, for the Fund's Class R shares and Class I shares. The Board also considered the fact that, at approximately $131 million in assets, the Fund remained small. The Board then compared the Fund's Class A performance for the one-year, three-year, five-year and ten-year periods ended July 31, 2008 to that of the peer group for the same periods and considered the fact that the Fund outperformed the peer group in each of the periods. The Board noted that the Fund had also outperformed its benchmark index and its Morningstar category in each of the periods reviewed.

Having concluded, among other things, that: (1) the Balanced Fund's management fee and annual expenses were well within the range of management fees and expenses attributable to comparable mutual funds; (2) the Adviser's willingness to limit the Fund's Class C, Class I and Class R expense ratios would provide stability to the expenses of those share classes; and (3) the Fund had performed well as compared with its peers, its benchmark index and its Morningstar category during all four periods reviewed; the Board determined that it was in the best interests of the Fund's shareholders to approve the continuation of the Agreement with respect to this Fund.

Investment Grade Convertible Fund:

With respect to the Investment Grade Convertible Fund, the Board compared the Fund's 0.85% gross annual management fee to the median gross management fee charged to the funds in the peer group and considered the fact that the fee was substantially higher than the median gross management fee of 0.69% for the peer group. The Board also compared the Fund's Class A annual expense ratio, net of any shareholder servicing fee, of 0.99% to the median comparable expense ratio for the peer group and considered the fact that Fund's ratio was higher than the peer group median of 0.87%. The Board also considered the fact that, at approximately $63 million in assets, the Fund remained small. The Board then compared the Fund's Class A performance for the one-year, three-year, five-year and ten-year periods ended July 31, 2008 to that of the peer group for the same periods and considered the fact that the Fund underperformed the peer group for each of the periods except the one-year period. The Board noted, however, that while the Fund had not performed well within its peer group, it had outperformed its benchmark index in each of the periods and had outperformed its Morningstar category for one of the four periods. The Board specifically discussed the Fund's expenses and performance with the Adviser and considered the fact that, unlike most of the funds in the peer group, the Fund's strategy was to provide a high quality, investment grade product that gave investors participation in the equity market together with the volatility of the bond market.

Having concluded, among other things, that: (1) the Investment Grade Convertible Fund's higher management fee reflected the Fund's inability to take advantage of the Adviser's economics of scale because of the Fund's small asset size; (2) the Fund's higher expenses were, for the most part, attributable to the Fund's relatively small size; (3) the Fund's underperformance as compared with its peer group was attributable to the Fund's quality oriented investment strategy; and (4) the Fund provided a competitive solution to the demand for a product within a particular market niche; the Board determined that it was in the best interests of the Fund's shareholders to approve the continuation of the Agreement with respect to this Fund.

  Supplemental Information — continued
The Victory Portfolios  April 30, 2009

  (Unaudited)

Core Bond Fund:

The Board compared the Core Bond Fund's 0.59% gross annual management fee to the median gross management fee of the funds in the peer group and considered the fact that the fee was the same as the median gross management fee for the peer group. The Board also compared the Fund's Class A annual expense ratio, net of any shareholder servicing fee, of 0.71% to the median comparable expense ratio for the peer group and considered the fact that Fund's ratio was lower than the peer group median of 0.79%. The Board also considered the fact that the Adviser had voluntarily agreed to waive its fees and reimburse expenses, excluding certain specified costs, if the Fund's Class A and Class I expenses exceeded 0.80% and 0.55%, respectively. The Board also considered the fact that, at approximately $158 million in assets, the Fund remained small. The Board then compared the Fund's Class A performance for the one-year, three-year, five-year and ten-year periods ended July 31, 2008 to that of the peer group for the same periods and considered the fact that the Fund underperformed the peer group in each of the periods reviewed. The Board noted that the Fund had underperformed its benchmark index and its Morningstar category in each of the periods.

Having concluded, among other things, that: (1) the Core Bond Fund's management fee, and expenses were well within the range of management fees expenses attributable to comparable mutual funds; (2) the Adviser's willingness to limit the Fund's expense ratio would provide stability to the Fund's expenses; and (3) the Adviser was addressing the poor performance of the Fund in relation to its peer group; the Board determined that it was in the best interests of the Fund's shareholders to approve the continuation of the Agreement with respect to this Fund.

Fund for Income:

With respect to the Fund for Income, the Board compared the Fund's 0.59% gross annual management fee to the median gross management fee charged to the funds in the peer group and considered the fact that the fee was higher than the median gross management fee of 0.50% for the peer group. The Board also compared the Fund's Class A annual expense ratio, net of any shareholder servicing fee, of 0.73% to the median comparable expense ratio for the peer group and considered the fact that the Fund's ratio was equal to the peer group median expense ratio. The Board also considered the fact that the Adviser had contractually agreed until February 28, 2014 to waive its fees and reimburse expenses, excluding certain specified costs, if the Fund's Class C expenses exceeded 1.82%. The Board also considered the fact that, at approximately $284 million in assets, the Fund remained small. The Board then compared the Fund's Class A performance for the one-year, three-year and five-year periods ended July 31, 2008 to that of the peer group for the same periods and considered the fact that the Fund outperformed the peer group in each of the periods reviewed. The Board noted that the Fund had underperformed its benchmark index in each of the periods, but had outperformed its Morningstar category for all three periods.

Having concluded, among other things, that: (1) the Fund for Income's gross management fee, though higher than the median gross management fee for the peer group, was within the range of management fees charged to comparable mutual funds; (2) the Fund's expenses were well within the range of expenses attributable to comparable mutual funds; (3) the Adviser's willingness to limit the Fund's Class C expenses through February 28, 2014 would provide stability to the Fund's expenses during that period; and (4) the Fund had performed well as compared to its peer group during all of the periods reviewed; the Board determined that it was in the best interests of the Fund's shareholders to approve the continuation of the Agreement with respect to this Fund.

National Municipal Bond Fund:

The Board compared the National Municipal Bond Fund's 0.65% gross annual management fee to the median gross management fee for the peer group and considered the fact that the fee was higher than the median gross management fee of 0.53% for the peer group. The Board also compared the Fund's Class A annual expense ratio, net of any shareholder servicing fee, of 0.79% to the median comparable expense ratio for the peer group and considered that the Fund's ratio was higher than the peer group median of 0.72%. The Board also considered the fact that the Adviser had voluntarily agreed to waive its fees and reimburse expenses, excluding certain specified costs, if the Fund's Class A expenses exceeded 1.00%. The Board also considered the fact that, at approximately $72 million in assets, the Fund remained small. The Board then compared the Fund's Class A performance for the one-year, three-year, five-year and ten-year periods ended July 31, 2008 to that of the peer group for the same periods and considered the fact that the Fund outperformed the peer group for each of the periods. The Board noted that the Fund had underperformed its benchmark index in each of the periods, but outperformed its Morningstar category for all four periods reviewed.

  Supplemental Information — continued
The Victory Portfolios  April 30, 2009

  (Unaudited)

Having concluded, among other things, that: (1) the National Municipal Bond Fund's gross management fee and expenses, while higher than the peer group medians, were acceptable given the small size of the Fund and the Adviser's willingness to limit the Fund's expense ratio; and (2) the Fund had outperformed its peers during all of the periods reviewed; the Board determined that it was in the best interests of the Fund's shareholders to approve the continuation of the Agreement with respect to this Fund.

Ohio Municipal Bond Fund:

With respect to the Ohio Municipal Bond Fund, the Board compared the Fund's 0.65% gross annual management fee to the median gross management fee for the peer group and considered the fact that the fee was higher than the median gross management fee of 0.58% for the peer group. The Board also compared the Fund's Class A annual expense ratio, net of any shareholder servicing fee, of 0.74% to the median comparable expense ratio for the peer group and considered the fact that the Fund's ratio was lower than the peer group median of 0.75%. The Board also considered the fact that, at approximately $110 million in assets, the Fund remained small. The Board then compared the Fund's Class A performance for the one-year, three-year, five-year and ten-year periods ended July 31, 2008 to that of the peer group for the same periods and considered the fact that the Fund outperformed the peer group in the one-year, three-year and ten-year periods. The Board noted that the Fund had underperformed its benchmark index in each of the periods reviewed, but had outperformed its Morningstar category for the one-year, three-year and ten-year periods.

Having concluded, among other things, that: (1) the Ohio Municipal Bond Fund's management fee, while higher than the peer group median, was acceptable given the fact that the Fund's expense ratio was lower than the peer group median; and (2) the Fund had relatively good performance over the ten-year period as compared with its peers; the Board determined that it was in the best interests of the Fund's shareholders to approve the continuation of the Agreement with respect to this Fund.

Approval of the Agreement on Behalf of the Funds

Based on its review of the information requested and provided, and following extended discussions concerning the same, the Board determined that the Agreement, on behalf of each of the Funds discussed above, was consistent with the best interests of the Funds and their shareholders, and the Board unanimously approved the Agreement, on behalf of each Fund, for additional annual periods on the basis of the foregoing review and discussions and the following considerations, among others:

• The fairness and reasonableness of the investment advisory fee payable to the Adviser under the Agreement in light of the investment advisory services provided, the costs of these services, the profitability of the Adviser's relationship with the Funds and the comparability of the fees paid to the fees paid by other investment companies;

• The nature, quality and extent of the investment advisory services provided by the Adviser, in light of the high quality services provided by the Adviser in its management of the Funds and the Funds' historic performance, including the success of the Funds in achieving stated investment objectives;

• The Adviser's entrepreneurial commitment to the management of the Funds and the creation of a broad-based family of funds, which could entail a substantial commitment of the Adviser's resources to the successful operation of the Funds;

• The Adviser's representations regarding its staffing and capabilities to manage the Funds, including the retention of personnel with relevant portfolio management experience;

• The Adviser's efforts to enhance investment results by, among other things, developing quality portfolio management teams, committing substantial resources, and implementing a risk management program aimed at measuring, managing and monitoring portfolio risk, and to reduce expenses across the complex; and

• The overall high quality of the personnel, operations, financial condition, investment management capabilities, methodologies and performance of the Adviser.

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VP-SEMI (4/09)

The Victory Funds
P.O. Box 182593
Columbus, Ohio 43218-2593

Visit our web site at:	Call Victory at:
www.VictoryConnect.com	800-539-FUND (800-539-3863)

Item 2. Code of Ethics.

Not applicable — only for annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable — only for annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable — only for annual reports.

Item 5.    Audit Committee of Listed Registrants.

Not applicable.

Item 6.    Schedule of Investments.

(a) Not applicable.

(b) Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 11. Controls and Procedures.

(a)The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the registrant’s disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures are adequately designed and are operating effectively to ensure that information required to be disclosed by the registrant on Form N-CSR is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the second fiscal quarter of the period covered by this report that have materially affected or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)(1) Not applicable - Only effective for annual reports.

(a)(2) Certifications pursuant to Rule 30a-2(a) are attached hereto.

(a)(3) Not applicable.

(b) Certifications pursuant to Rule 30a-2(b) are furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Victory Portfolios

By (Signature and Title)*	/s/ Christopher E. Sabato
Christopher E. Sabato, Treasurer

Date	July 6, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Michael Policarpo II
Michael Policarpo II, President

Date	July 6, 2009

By (Signature and Title)*	/s/ Christopher E. Sabato
Christopher E. Sabato, Treasurer

Date	July 6, 2009

* Print the name and title of each signing officer under his or her signature.